                                                      Registration No. 333-86470
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                             ----------------------

                                    FORM N-4



REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    [ ]


          Pre-Effective Amendment No.                                      [ ]
                                      -----


          Post-Effective Amendment No.  2                                  [X]
                                       ----


                                     AND/OR

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940            [ ]

          Amendment No.
                        ----

                        (Check appropriate box or boxes)
                        --------------------------------

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           (Exact Name of Registrant)
                           --------------------------

           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                              (Name of Depositor)
             1290 Avenue of the Americas, New York, New York 10104
              (Address of Depositor's Principal Executive Offices)


       Depositor's Telephone Number, including Area Code: (212) 554-1234

                           --------------------------

                                  ROBIN WAGNER
                           VICE PRESIDENT AND COUNSEL

           The Equitable Life Assurance Society of the United States
             1290 Avenue of the Americas, New York, New York 10104
                    (Name and Address of Agents for Service)

                           --------------------------

                  Please send copies of all communications to:
                            PETER E. PANARITES, ESQ.
                                Foley & Lardner
                               Washington Harbour
                           3000 K. Street, Northwest
                             Washington, D.C. 20007

                           --------------------------

        Approximate Date of Proposed Public Offering: Continuous

        It is proposed that this filing will become effective (check appropriate box):

[ ]     Immediately upon filing pursuant to paragraph (b) of Rule 485.


[X]     On May 1, 2003 pursuant to paragraph (b) of Rule 485.


[ ]     60 days after filing pursuant to paragraph (a)(1) of Rule 485.

[ ]     On (dete) pursuant to paragraph (a)(1) of Rule 485.

[ ]     75 days after filing pursuant to paragraph (a)(2) of Rule 485.

[ ]     On (date) pursuant to paragraph (a)(3) of Rule 485.


If appropriate, check the following box:

[ ] This post-effective amendment designates a new effective date for previously filed post-effective amendment.


Title of Securities Being Registered:

        Units of interest in separate account under variable annuity contracts.

                        --------------------------------

                                           [GRAPHIC INCLUDED]
                                           Members Retirement Program

--------------------------------------------------------------------------------
PROSPECTUS
MAY 1, 2003



-------------------------------------------------------------------------------


ALLIANCE BALANCED FUND                ALLIANCE CAPITAL [GRAPHIC INCLUDED]
-------------------------------------------------------------------------------
ALLIANCE GROWTH EQUITY FUND
-------------------------------------------------------------------------------
ALLIANCE MID CAP GROWTH FUND
-------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES FUND
-------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL FUND
-------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY FUND
-------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX FUND
-------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX FUND
-------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE FUND   BERNSTEIN [GRAPHIC INCLUDED]
                                      INVESTMENT RESEARCH AND MANAGEMENT
                                      A UNIT OF ALLIANCE CAPITAL MANAGEMENT L.P.
-------------------------------------------------------------------------------




EQ/CALVERT SOCIALLY          [GRAPHIC INCLUDED] CALVERT GROUP
RESPONSIBLE FUND             THE FAMILY OF SOCIALLY RESPNOSIBLE MUTUAL FUNDS(TM)
                             A MEMBER OF THE ACACIA GROUP (REGISTERED)
-------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN          CAPITAL GUARDIAN TRUST COMPANY [GRAPHIC INCLUDED]
INTERNATIONAL FUND
-------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH FUND
-------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S. EQUITY FUND
-------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP         FIDELITY INVESTMENTS (REGISTERED) [GRAPHIC INCLUDED]
VALUE FUND
-------------------------------------------------------------------------------



EQ/MFS EMERGING GROWTH          [GRAPHIC INCLUDED] MFS
COMPANIES FUND                  INVESTMENT MANAGEMENT
                                WE INVENTED THE MUTUAL FUND (REGISTERED)
-------------------------------------------------------------------------------



GUARANTEED RATE ACCOUNTS        [GRAPHIC INCLUDED] EQUITABLE


-------------------------------------------------------------------------------
MONEY MARKET GUARANTEE ACCOUNT
-------------------------------------------------------------------------------


-------------------------------------------------------------------------------
THIS BOOKLET CONTAINS A PROSPECTUS RELATING TO THE MEMBERS RETIREMENT PROGRAM CONTRACT WHICH IS ISSUED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES AND A PROSPECTUS FOR EQ ADVISORS TRUST.
-------------------------------------------------------------------------------

Members Retirement Program

PROSPECTUS DATED MAY 1, 2003
--------------------------------------------------------------------------------


Please read this prospectus and keep it for future reference. It contains important information you should know before participating in the Program or allocating amounts under the contract.


ABOUT THE MEMBERS RETIREMENT PROGRAM


The Program provides members of certain groups and other eligible persons several plans for the accumulation of retirement savings on a tax-deferred basis. Through trusts ("trusts") maintained under these plans, you can allocate contributions among the investment options offered under the Program. There are currently 18 investment options under the Program including: 3-year and 5-year Guaranteed Rate Accounts and the Money Market Guarantee Account (the "guaranteed options"), and 15 investment funds (the "Funds").


WHAT IS THE MEMBERS RETIREMENT PROGRAM CONTRACT?

The Members Retirement Program contract is a group annuity contract issued by THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES. Contributions to the trusts maintained under the plans will be allocated among our investment funds and guaranteed options in accordance with participant instructions.


---------------------------------------------------------------------------------------------------
INVESTMENT OPTIONS
---------------------------------------------------------------------------------------------------
PRINCIPAL PROTECTION:                         SMALL/MID COMPANY STOCKS:
o Money Market Guarantee Account              o Alliance Mid Cap Growth Fund
o Guaranteed Rate Accounts                    o EQ/Small Company Index Fund
LARGE COMPANY STOCKS:                         o EQ/FI Small/Mid Cap Value Fund
o EQ/Calvert Socially Responsible Fund        BALANCED/HYBRID:
o EQ/Capital Guardian Research Fund           o Alliance Balanced Fund
o EQ/Capital Guardian U.S. Equity Fund        INTERNATIONAL STOCKS:
o EQ/Equity 500 Index Fund                    o EQ/Alliance International Fund
o EQ/MFS Emerging Growth Companies Fund       o EQ/Capital Guardian International Fund
o EQ/Alliance Technology Fund                 FIXED INCOME:
o EQ/Bernstein Diversified Value Fund         o EQ/Alliance Intermediate Government Securities Fund
o Alliance Growth Equity Fund*
---------------------------------------------------------------------------------------------------



* There is no capitalization on this Fund. The capitalization size of the Fund is driven by stock selection. Currently, the Fund may be considered to be large capitalization.

The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are managed by Equitable Life. Each of the other Funds invests in shares of a corresponding portfolio ("Portfolio") of EQ Advisors Trust. You should also read the attached prospectus for EQ Advisors Trust and keep it for future reference.


GUARANTEED OPTIONS. The guaranteed options we offer include a 3-year Guaranteed Rate Account and 5-year Guaranteed Rate Account, and the Money Market Guarantee Account.


We have filed registration statements relating to this offering with the Securities and Exchange Commission. A Statement of Additional Information ("SAI"), dated May 1, 2003, which is part of one of the registration statements, is available free of charge upon request by writing to us or calling us toll-free. The SAI has been incorporated by reference into this prospectus. The table of contents for the SAI and a request form to obtain the SAI appear at the end of this prospectus. You may also obtain a copy of this prospectus and the SAI through the SEC Website at http://www.sec.gov.


THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OR ACCURACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE. THE SECURITIES ARE NOT INSURED BY THE FDIC OR ANY OTHER AGENCY. THEY ARE NOT DEPOSITS OR OTHER OBLIGATIONS OF ANY BANK AND ARE NOT BANK GUARANTEED. THEY ARE SUBJECT TO INVESTMENT RISKS AND POSSIBLE LOSS OF PRINCIPAL.



                                                                       90513/MRP

Contents of this prospectus

--------------------------------------------------------------------------------


MEMBERS RETIREMENT PROGRAM


-----------------------------------------------------
Index of key words and phrases                      3
The Program at a glance - key features              4
Employer choice of retirement plans                 4
Plan features                                       4
The Contract at a glance - key features             5

-----------------------------------------------------
1 FEE TABLE                                         6
-----------------------------------------------------
Examples                                            9
Condensed financial information                    10
Financial statements of investment funds           10

-----------------------------------------------------
2 INVESTMENT OPTIONS                               11
-----------------------------------------------------
The Funds                                          11
Risks of investing in the funds                    15
Additional information about the funds             17
The guaranteed options                             17

-----------------------------------------------------
3 HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS   19
-----------------------------------------------------
For amounts in the Funds                           19



--------------------------------------------------------------------------------

When we use the words "we," "us" and "our," we mean Equitable Life. Please see the index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained.

When we address the reader of this prospectus with words such as "you" and "your," we generally mean the individual participant in one or more of the plans available in the Program unless otherwise explained. For example, "The Program" section of the prospectus is primarily directed at the employer. "You" and "your" also can refer to the plan participant when the contract owner has instructed us to take participant in plan instructions as the contract owner's instructions under the contract, for example see "Transfers and access to your account."


                                                   1 CONTENTS OF THIS PROSPECTUS

-----------------------------------------------------------------------
4 TRANSFERS AND ACCESS TO YOUR ACCOUNT                               20
-----------------------------------------------------------------------
Transfers among investment options                                   20
Disruptive transfer activity                                         20
Our Account Investment Management System (AIMS)                      20
Participant loans                                                    21
Choosing benefit payment options                                     21
Spousal consent                                                      21
Benefits payable after the death of a participant                    22
-----------------------------------------------------------------------

-----------------------------------------------------------------------
5 THE PROGRAM                                                        23
-----------------------------------------------------------------------
Summary of plan choices                                              23
Getting started                                                      23
How to make Program contributions                                    23
Allocating Program contributions                                     24
Distributions from the investment options                            24
Rules applicable to participant distributions                        25

-----------------------------------------------------------------------
6 PERFORMANCE INFORMATION                                            26
-----------------------------------------------------------------------
Annual percent changes in fund unit values                           28
Average annual percentage change in fund unit values                 29

-----------------------------------------------------------------------
7 CHARGES AND EXPENSES                                               30
-----------------------------------------------------------------------
Charges based on amounts invested in the Program                     30
Plan and transaction expenses                                        30
Individual annuity charges                                           31
Charges for state premium and other applicable taxes                 31
Fees paid to associations                                            31
General information of fees and charges                              31

-----------------------------------------------------------------------
8 TAX INFORMATION                                                    32
-----------------------------------------------------------------------
Buying a contract to fund a retirement arrangement                   32
Income taxation of distributions to qualified plan participants      32
Other tax consequences                                               33

-----------------------------------------------------------------------
9 MORE INFORMATION                                                   34
-----------------------------------------------------------------------
About Program changes or terminations                                34
IRS disqualification                                                 34
About the separate accounts                                          34
About legal proceedings                                              34
About our independent accountants                                    34
About the Trustee                                                    34
Underwriter                                                          34
Reports we provide and available information                         35
Acceptance                                                           35

-----------------------------------------------------------------------
APPENDIX I: CONDENSED FINANCIAL INFORMATION                         A-1
-----------------------------------------------------------------------
TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION            S-1
-----------------------------------------------------------------------
About Equitable Life                                  inside back cover
How to reach us                                              back cover
-----------------------------------------------------------------------



2 CONTENTS OF THIS PROSPECTUS

Members Retirement Program

--------------------------------------------------------------------------------

INDEX OF KEY WORDS AND PHRASES

Below is an index of key words and phrases used in this prospectus. The index will refer you to the page where particular terms are defined or explained. This index should help you locate more information on the terms used in this prospectus.



                                               PAGE
AIMS                                            20
beneficiary                                     22
benefit payment options                         21
business day                                    21
contract                                        23
disruptive transfer activity                    20
eligible rollover distributions                 32
Equitable Life                          back cover
GRAs                                            17
guaranteed options                              17
individually designed plan                      23
IRA                                             32
investment funds                       front cover
investment options                              11
market timing                                   20
Master Trust                                    23
Money Market Guarantee Account                  18
Pooled Trust                                    23
Program                                         23
separate accounts                               34
corresponding portfolios               front cover
unit value                                      19
unit                                            19
3-year GRA                                      18
5-year GRA                                      18




                                                    3 MEMBERS RETIREMENT PROGRAM

--------------------------------------------------------------------------------

THE PROGRAM AT A GLANCE - KEY FEATURES

EMPLOYER CHOICE OF RETIREMENT PLANS


Our Members Retirement Plan is a defined contribution master plan that can be adopted as a profit-sharing plan (401(k), SIMPLE 401(k) and safe harbor 401(k) features are available) and a defined contribution pension plan, or both. The Plan is designed to comply with the requirements of Section 404(c) of the Employee Retirement Income Security Act of 1974 ("ERISA"). The Program's investment options are the only investment choices under the Members Retirement Plan.


Our Pooled Trust for Individually Designed Plans, which invests through our Investment Only arrangement, allows you to use the investment options in the Program through our Pooled Trust.

PLAN FEATURES

MEMBERS RETIREMENT PLAN:

o   The Program investment options are the only investment choices.

o Plan-level and participant-level recordkeeping, benefit payments, tax withholding and reporting provided.

o   Use of our Master Trust.

o   No minimum amount must be invested.

o   5500 reporting.


o   Automatic updates for law changes.


INVESTMENT ONLY:

o   Our Pooled Trust is used for investment only.

o   Recordkeeping services provided for plan assets in Pooled Trust.

PLAN CHARGES AND EXPENSES:

o Plan and transaction charges vary by type of plan adopted, or by specific transaction.

TAX ADVANTAGES:

o   On earnings

    No tax on investment earnings until withdrawn.

o   On transfer

    No tax on internal transfers.

TAX NOTE:

o Because you are purchasing or contributing to an annuity contract to fund a retirement plan qualified under section 401 of the Internal Revenue Code (the "Code") you should be aware that the contract meets Code qualification requirements but does not provide tax deferral benefits beyond those already provided by the Code. You should consider whether the contract's features and benefits beyond tax deferral meet your needs and goals. You may also want to consider the features, benefits and costs of the contract relative to other types of arrangements. (For more information, see "Tax information" later in the prospectus for your specific type of retirement arrangement).

ADDITIONAL FEATURES FOR AMOUNTS HELD IN THE TRUST:

o   Toll-free number available for transfers and account information.

o   Internet website access to account information and transactions

o   Participant loans (if elected by your employer; some restrictions apply).

o   Regular statements of account.

o   Retirement Program Specialist and Account Executive support.

o   Daily valuation of accounts.



4 MEMBERS RETIREMENT PROGRAM

------------------------------------------------------------------------------------------------
                                             MEMBERS                     POOLED TRUST FOR
                                             RETIREMENT                  INDIVIDUALLY
                                             PLAN                        DESIGNED PLANS
------------------------------------------------------------------------------------------------
WHO SELECTS INVESTMENTS?                     Participant.                Participant or Trustee,
                                                                         as specified under your
                                                                         Plan.

ARE LOANS AVAILABLE?                         Yes, if permitted under     Yes, if permitted under
                                             your Plan.                  your Plan.

WHEN ARE YOU ELIGIBLE FOR DISTRIBUTIONS?     Upon retirement,            Benefits depend upon
                                             death, disability or        the terms of your Plan.
                                             termination of
                                             employment.
------------------------------------------------------------------------------------------------


THE CONTRACT AT A GLANCE - KEY FEATURES

CONTRIBUTIONS:

o   Can be allocated to any one option or divided among them.

o   Must be made by check or money order payable to Equitable Life.

o   Must be sent along with a Contribution Remittance Form.

o Are credited on the day of receipt if accompanied by properly completed forms.

TRANSFERS AMONG INVESTMENT OPTIONS:

o Generally, amounts may be transferred among the investment options at any time.

o   Transfers may be made by telephone on AIMS.

o   There is no charge for transfers and no tax liability.

o Transfers from the Guaranteed Rate Accounts may not be made prior to maturity.

CHARGES AND EXPENSES:

o Program expense charge assessed against combined value of Program assets in the Trust.

o Investment management and accounting fees and other expenses charged on an investment fund-by-fund basis, as applicable.

o   Record maintenance and report fee

o   Enrollment fee

o   Annuity administrative charge


o Indirectly, charges of underlying investment vehicles for investment management, 12b-1 fees and other expenses.

PROFESSIONAL INVESTMENT MANAGEMENT:

Through the investment funds under our contract we make available these professional investment managers who advise or sponsor the different Funds:

o   Alliance Capital Management L.P.

o Alliance Capital Management L.P., through its Bernstein Investment Research and Management (unit of Alliance Capital Management, L.P.)

o   Brown Capital Management, Inc.

o   Calvert Asset Management Company, Inc.

o   Capital Guardian Trust Company

o   Fidelity Management & Research Company

o   MFS Investment Management

BENEFIT PAYMENT OPTIONS:

o   Lump sum.

o   Installments on a time certain or dollar certain basis.

o Variety of annuity benefit payout options as available under your employer's plan.

o   Fixed or variable annuity options available.

GUARANTEED OPTIONS:

The three guaranteed options include two Guaranteed Rate Accounts and a Money Market Guarantee Account.


                                                    5 MEMBERS RETIREMENT PROGRAM

1 Fee table

--------------------------------------------------------------------------------


The following tables describe the fees and expenses that you will pay when buying, owning, and surrendering the contract. Each of the charges and expenses is more fully described in "Charges and expenses" later in this Prospectus.

The first table describes fees and expenses that you will pay if you purchase an annuity payout option. WHEN YOU PURCHASE OR REDEEM UNITS OF ANY OF THE INVESTMENT FUNDS, YOU WILL PAY NO SALES LOAD, NO DEFERRED SALES CHARGE, NO SURRENDER FEES AND NO TRANSFER OR EXCHANGE FEES. Charges designed to approximate certain taxes that may be imposed on us, such as premium taxes in your state, may also apply. Charges for certain features shown in the fee table are mutually exclusive.



--------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE IF YOU PURCHASE AN ANNUITY PAYOUT OPTION
--------------------------------------------------------------------------------------------------------------

Charge if you purchase an annuity payout option                                              $350

The next table describes the fees and expenses that you will pay periodically during the time that you own the contract, not including the underlying trust portfolio fees and expenses.

--------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR INVESTMENT FUNDS EXPRESSED AS AN ANNUAL PERCENTAGE OF DAILY NET ASSETS
--------------------------------------------------------------------------------------------------------------

Maximum program expense charge(1)                                                            1.0%
Maximum program-related Other expenses(1)                                                    .67%
Maximum program-related Investment management and accounting fees(2)                         .65%

--------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM YOUR ACCOUNT VALUE AT THE END OF EACH CALENDAR QUARTER
--------------------------------------------------------------------------------------------------------------

Record maintenance and report fee:                                                          $3.75

--------------------------------------------------------------------------------------------------------------
CHARGES WE MAY DEDUCT FROM YOUR ACCOUNT VALUE
--------------------------------------------------------------------------------------------------------------

Enrollment fee:(3)                                                            $25 per participant

--------------------------------------------------------------------------------------------------------------
CHARGES WE DEDUCT FROM AMOUNTS IN THE GRAS AND THE MONEY MARKET GUARANTEE ACCOUNT
--------------------------------------------------------------------------------------------------------------

Maximum program expense charge(1)                                                            1.00

A proportionate share of all fees and expenses paid by a "Portfolio" that corresponds to any investment fund of EQ Advisors Trust to which monies are allocated also applies. The table below shows the lowest and highest total operating expenses (as of December 31, 2002) charged by any of the Portfolios that apply periodically during the time that you own the Policy.

--------------------------------------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY ASSETS
--------------------------------------------------------------------------------------------------------------

Total Annual Portfolio Operating Expenses for 2002 (expenses that are deducted             Lowest     Highest
from Portfolio assets including management fees, 12b-1 fees, and/or other expenses)(4)      0.57%      2.07%



The following tables show the operating expenses of each available Portfolio and separate account expenses that are also applicable to certain investment funds. These fees and expenses are reflected in the investment funds' net asset value each day. Therefore, they reduce the investment return of the fund and the related investment option. Actual fees and expenses are likely to fluctuate from year to year.



6 FEE TABLE

--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
PORTFOLIO OPERATING EXPENSES AND SEPARATE ACCOUNT EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS FOR EQ/ALLIANCE INTERMEDIATE GOVERNMENT SECURITIES, EQ/ALLIANCE INTERNATIONAL, EQ/ALLIANCE TECHNOLOGY, EQ/BERNSTEIN DIVERSIFIED VALUE, EQ/CALVERT SOCIALLY RESPONSIBLE, EQ/CAPITAL GUARDIAN INTERNATIONAL, EQ/CAPITAL GUARDIAN RESEARCH, EQ/CAPITAL GUARDIAN U.S. EQUITY, EQ/EQUITY 500 INDEX, EQ/FI SMALL/MID CAP VALUE, EQ/SMALL COMPANY INDEX AND EQ/MFS EMERGING GROWTH COMPANIES FUNDS
--------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------------------------------------
                                                                 TRUST RELATED EXPENSES
-----------------------------------------------------------------------------------------------------------------------
                                                                               TOTAL
                                                    OTHER                      ANNUAL
                                                   EXPENSES                   EXPENSES        FEE WAIVERS
                                                    BEFORE                     BEFORE           AND/OR        NET TOTAL
                                   INVESTMENT      EXPENSE        12B-1       EXPENSE           EXPENSE        ANNUAL
                                    MGMT.(5)     LIMITATION(6)    FEE(7)    LIMITATION(8)   REIMBURSEMENTS    EXPENSES
-----------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate
Government Securities                 0.50%         0.09%          0.25%        0.84%            0.00%          0.84%
EQ/Alliance International             0.82%         0.22%          0.25%        1.29%           -0.02%          1.27%
EQ/Alliance Technology                0.90%         0.10%          0.25%        1.25%           -0.10%          1.15%
EQ/Bernstein Diversified Value        0.65%         0.08%          0.25%        0.98%           -0.03%          0.95%
EQ/Calvert Socially Responsible       0.65%         1.17%          0.25%        2.07%           -1.02%          1.05%
EQ/Capital Guardian International     0.85%         0.29%          0.25%        1.39%           -0.19%          1.20%
EQ/Capital Guardian Research          0.65%         0.16%          0.25%        1.06%           -0.11%          0.95%
EQ/Capital Guardian U.S. Equity       0.65%         0.12%          0.25%        1.02%           -0.07%          0.95%
EQ/Equity 500 Index                   0.25%         0.07%          0.25%        0.57%            0.00%          0.57%
EQ/FI Small/Mid Cap Value             0.75%         0.10%          0.25%        1.10%            0.00%          1.10%
EQ/MFS Emerging Growth Companies      0.65%         0.08%          0.25%        0.98%            0.00%          0.98%
EQ/Small Company Index                0.25%         0.35%          0.25%        0.85%            0.00%          0.85%
-----------------------------------------------------------------------------------------------------------------------


--------------------------------------------------------------------------------
                                                                         TOTAL
                                      PROGRAM RELATED EXPENSES          EXPENSES
--------------------------------------------------------------------------------
                                   PROGRAM                                NET
                                   EXPENSE       OTHER                   TOTAL
                                   CHARGE     EXPENSES(9)      TOTAL    EXPENSES
--------------------------------------------------------------------------------
EQ/Alliance Intermediate
Government Securities               1.00%        0.00%         1.00%      1.84%
EQ/Alliance International           1.00%        0.07%         1.07%      2.34%
EQ/Alliance Technology              1.00%        0.50%         1.50%      2.65%
EQ/Bernstein Diversified Value      1.00%        0.56%         1.56%      2.51%
EQ/Calvert Socially Responsible     1.00%        0.51%         1.51%      2.56%
EQ/Capital Guardian International   1.00%        0.38%         1.38%      2.58%
EQ/Capital Guardian Research        1.00%        0.08%         1.08%      2.03%
EQ/Capital Guardian U.S. Equity     1.00%        0.18%         1.18%      2.13%
EQ/Equity 500 Index                 1.00%        0.53%         1.53%      2.10%
EQ/FI Small/Mid Cap Value           1.00%        0.67%         1.67%      2.77%
EQ/MFS Emerging Growth Companies    1.00%        0.53%         1.53%      2.51%
EQ/Small Company Index              1.00%        0.53%         1.53%      2.38%



POOLED TRUST OPERATING EXPENSES EXPRESSED AS AN ANNUAL PERCENTAGE OF AVERAGE DAILY NET ASSETS FOR ALLIANCE GROWTH EQUITY, MID CAP GROWTH AND BALANCED FUNDS



---------------------------------------------------------------------------------
                                            PROGRAM
                           MANAGEMENT       EXPENSE          OTHER
                              FEE           CHARGE          EXPENSES        TOTAL
---------------------------------------------------------------------------------
Alliance Growth Equity       0.50%           1.00%          0.36%(1)        1.86%
Alliance Mid Cap Growth      0.65%           1.00%          0.37%(1)        2.02%
Alliance Balanced            0.50%           1.00%          0.30%(1)        1.80%
---------------------------------------------------------------------------------



(1) This charge varies by investment fund. See the tables that provide the expenses for each individual investment fund later in this section. This charge is also applied against assets in the guaranteed rate accounts and money market guarantee account.

(2) These fees apply only to the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds and will fluctuate from year to year and from fund to fund based on the assets in each fund. See the tables that provide the expenses of each individual investment fund later in this prospectus.

(3) This fee is charged to your employer. If your employer fails to pay this charge, we may deduct the amount from subsequent contributions or from your account value.



                                                                     7 FEE TABLE

--------------------------------------------------------------------------------


(4) Equitable Life, the manager of EQ Advisors Trust, has entered into Expense Limitation Agreements with respect to certain Portfolios, which are effective through April 30, 2004. Under these agreements Equitable Life has agreed to waive or limit its fees and assume other expenses of certain Portfolios, if necessary, in an amount that limits each affected Portfolio's total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures and extraordinary expenses) to not more than specified amounts. See the Prospectus for each applicable underlying Trust for more information about the arrangements. In addition, a portion of the brokerage commissions each EQ Advisors Trust Portfolio pays is used to reduce the Portfolio's expenses. If the table reflected these expense limitation arrangements and the portion of the brokerage commissions used to reduce portfolio expenses, the lowest and highest figures would be as shown in the table below:

    --------------------------------------------------------------------------
    Total Annual Portfolio Operating Expenses for         Lowest       Highest
    2002 (expenses that are deducted from Portfolio       ------       -------
    assets including management fees, service fees,        0.57%        1.27%
    and/or other expenses) after expense cap
    --------------------------------------------------------------------------
    Total Annual Portfolio Operating Expenses for
    2002 (expenses that are deducted from Portfolio
    assets including management fees, 12b-1 fees,
    service fees, and/or other expenses) after expense     0.43%        1.25%
    cap and after a portion of the brokerage
    commissions that the Portfolio pays is used to
    reduce the Portfolio's expenses.
    --------------------------------------------------------------------------

(5) The management fees and administrative fees for each portfolio cannot be increased without a vote of each portfolio's shareholders.

(6) The amounts shown as "Other Expenses" will fluctuate from year to year depending on actual expenses. See column entitled "Fee waivers and/or expense reimbursements" and footnote (8) for any expense limitation agreements information.

(7) The Class IB shares of EQ Advisors Trust are subject to fees imposed under distribution plans (herein, the "Rule 12b-1 Plans") adopted by EQ Advisors Trust pursuant to Rule 12b-1 under the Investment Company Act of 1940, as amended.

(8) Equitable Life, EQ Advisors Trust's manager, has entered into an expense limitation agreement with respect to certain Portfolios which is effective through April 30, 2004. Under this agreement Equitable Life has agreed to waive or limit its fees and assume other expenses of each of these Portfolios, if necessary, in an amount that limits each Portfolio's Total Annual Expenses (exclusive of interest, taxes, brokerage commissions, capitalized expenditures, and extraordinary expenses) to not more than the specified amounts. Each Portfolio may at a later date make a reimbursement to Equitable Life for any of the management fees waived or limited and other expenses assumed and paid by Equitable Life pursuant to the expense limitation agreement provided that the Portfolio's current annual operating expenses do not exceed the operating expense limit determined for such portfolio. For more information see the prospectus for EQ Advisors Trust. In addition, for certain Portfolios, a portion of the brokerage commissions is used to reduce the related Portfolio's expenses. If the table reflected the brokerage commission used to reduce Portfolio expenses, the expenses would be as shown below:

    -----------------------------------------------
    PORTFOLIO NAME
    -----------------------------------------------
    EQ/Alliance International                 1.25%
    -----------------------------------------------
    EQ/Alliance Technology                    1.13%
    -----------------------------------------------
    EQ/Bernstein Diversified Value            0.94%
    -----------------------------------------------
    EQ/Calvert Socially Responsible           0.95%
    -----------------------------------------------
    EQ/Capital Guardian International         1.17%
    -----------------------------------------------
    EQ/Capital Guardian Research              0.43%
    -----------------------------------------------
    EQ/Capital Guardian U.S. Equity           0.91%
    -----------------------------------------------
    EQ/FI Small/Mid Cap Value                 1.08%
    -----------------------------------------------
    EQ/MFS Emerging Growth Companies          0.97%
    -----------------------------------------------

(9) Reflects the amount deducted for the daily accrual of direct expenses. See "How We Determine the Unit Value" in the SAI.


8 FEE TABLE

--------------------------------------------------------------------------------

EXAMPLES

These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract fees, separate account annual expenses, and underlying trust fees and expenses.

The examples below show the expenses that a hypothetical contract owner would pay in the situations illustrated and assume the maximum charges applicable under the contract, including the record maintenance and report fee and the enrollment fee. Since there are no surrender charges in connection with amounts invested in the Funds, the expenses are the same whether or not the participant withdraws amounts held in any of the Funds.

The charges used in the examples are the maximum expenses. The guaranteed rate accounts and the money market guarantee account are not covered by the fee table and examples. However, ongoing expenses do apply to the guaranteed rate accounts and the money market guarantee account. These examples should not be considered a representation of past or future expenses for each option. Actual expenses may be greater or less than those shown. Similarly, the annual rate of return assumed in the examples is not an estimate or guarantee of future investment performance.

Separate Account 66 examples:

In addition to the assumptions and information stated immediately above, these examples assume that you invest $10,000 in the indicated options under the contract for the time periods shown. The examples also assume that your investment has a 5% return each year and assumes the fees and expenses of each of the available portfolios of EQ Advisors Trust in addition to the expenses described above. Although your actual costs may be higher or lower, based on these assumptions, your cost would be:



-----------------------------------------------------------------------------------------------------------------------------
                                          IF YOU DO NOT SURRENDER                            IF YOU ANNUITIZE
                                          YOUR CONTRACT AT THE END                           AT THE END OF THE
                                        OF THE APPLICABLE TIME PERIOD                     APPLICABLE TIME PERIOD*
-----------------------------------------------------------------------------------------------------------------------------
                                   1 YEAR    3 YEARS    5 YEARS    10 YEARS     1 YEAR      3 YEARS     5 YEARS      10 YEARS
-----------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate
 Government Securities             $226.81  $  646.93  $1,090.30   $2,310.22    $576.81    $  996.93   $1,440.30    $2,660.22
EQ/Alliance International           279.03     804.29   1,353.60    2,840.45     629.03     1,154.29    1,703.60     3,190.45
EQ/Alliance Technology              318.03     920.71   1,546.51    3,218.87     668.03     1,270.71    1,896.51     3,568.87
EQ/Bernstein Diversified Value      297.04     858.19   1,443.12    3,017.10     647.04     1,208.19    1,793.12     3,367.10
EQ/Calvert Socially Responsible     400.56   1,163.98   1,944.36    3,972.49     750.56     1,513.98    2,294.36     4,322.49
EQ/Capital Guardian International   320.02     926.64   1,556.30    3,237.84     670.02     1,276.64    1,906.30     3,587.84
EQ/Capital Guardian Research        256.97     738.01   1,243.06    2,619.78     606.97     1,088.01    1,593.06     2,969.78
EQ/Capital Guardian U.S. Equity     262.99     756.13   1,273.34    2,680.48     612.99     1,106.13    1,623.34     3,030.48
EQ/Equity 500 Index                 252.95     725.91   1,222.83    2,579.08     602.95     1,075.91    1,572.83     2,929.08
EQ/FI Small/Mid Cap Value           320.02     926.64   1,556.30    3,237.84     670.02     1,276.64    1,906.30     3,587.84
EQ/MFS Emerging Growth Companies    294.04     849.22   1,428.26    2,987.90     644.04     1,199.22    1,778.26     3,337.90
EQ/Small Company Index              281.03     810.29   1,363.59    2,860.25     631.03     1,160.29    1,713.59     3,210.25
-----------------------------------------------------------------------------------------------------------------------------



                                                                     9 FEE TABLE

--------------------------------------------------------------------------------

Pooled separate account examples:


These examples assume that you invest $1,000 in the indicated options under the contract for the time periods indicated. All other information and assumptions stated above apply. Although your actual costs may be higher or lower based on these assumptions, your costs would be:



---------------------------------------------------------------------------------------------------------------------------
                                      IF YOU DO NOT SURRENDER                              IF YOU ANNUITIZE
                                      YOUR CONTRACT AT THE END                            AT THE END OF THE
                                   OF THE APPLICABLE TIME PERIOD                       APPLICABLE TIME PERIOD*
---------------------------------------------------------------------------------------------------------------------------
                             1 YEAR     3 YEARS     5 YEARS     10 YEARS      1 YEAR      3 YEARS     5 YEARS    10 YEARS
---------------------------------------------------------------------------------------------------------------------------
Alliance Growth Equity       $58.40     $125.95     $194.69      $372.18      $408.40     $475.95     $544.69     $722.18
Alliance Mid Cap Growth       59.96      130.62      202.41       387.31       409.96      480.62      552.41      737.31
Alliance Balanced             57.81      124.20      191.78       366.43       407.81      474.20      541.78      716.43
---------------------------------------------------------------------------------------------------------------------------



* Assuming an annuity payout option could be issued. Generally, the minimum amount that can be used to purchase any type of annuity is $5,000 (see "Access to your plan balances").


CONDENSED FINANCIAL INFORMATION


Please see APPENDIX I at the end of this prospectus for condensed financial information concerning the Funds available as of December 31, 2002.


FINANCIAL STATEMENTS OF INVESTMENT FUNDS

Each of the investment funds is, or is part of, one of our separate accounts as described in "About the separate accounts" under "More information" later in this prospectus. The financial statements of the Pooled Separate Accounts, (Alliance Growth Equity (Separate Account No. 4), Alliance Mid Cap Growth (Separate Account No. 3) and Alliance Balanced (Separate Account No. 10)) and Separate Account No. 66 as well as the financial statements of Equitable Life are included in the SAI. The financial statements for EQ Advisors Trust are in the SAI for EQ Advisors Trust.


10 FEE TABLE

2 Investment options

--------------------------------------------------------------------------------

INVESTMENT OPTIONS


We offer 18 INVESTMENT OPTIONS under the contract: 15 investment funds that we call the "Funds," 3 guaranteed options: 2 guaranteed rate accounts and a Money Market Guarantee Account.


THE FUNDS

Each Fund has a different investment objective. The Funds try to meet their investment objectives by investing either in a portfolio of securities or by holding mutual fund shares. We cannot assure you that any of the Funds will meet their investment objectives.

THE ALLIANCE GROWTH EQUITY FUND

OBJECTIVE

The Alliance Growth Equity Fund seeks to achieve long-term growth of capital by investing in the securities of companies that we believe will share in the growth of our nation's economy - and those of other leading industrialized countries - over a long period. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Growth Equity Fund invests primarily in common stocks. The Fund generally invests in securities of intermediate and large sized companies, but may invest in stocks of companies of any size. At times, the Fund may invest its equity holdings in a relatively small number of issuers, provided that no investment causes more than 10% of the Alliance Growth Equity Fund's assets to be invested in the securities of one issuer.

The Alliance Growth Equity Fund also may invest smaller amounts in other equity-type securities, such as convertible preferred stocks or convertible debt instruments. The Fund also may invest in non-equity investments, including non-participating and non-convertible preferred stocks, bonds and debentures. The Fund also may invest up to 15% of its total assets in foreign securities (securities of established foreign companies without substantial business in the United States).

The Alliance Growth Equity Fund may make temporary investments in government obligations, short-term commercial paper and other money market instruments.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds," later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Growth Equity Fund specifically.

THE ALLIANCE MID CAP GROWTH FUND

OBJECTIVES

The Alliance Mid Cap Growth Fund seeks to achieve long-term capital growth, through a diversified portfolio of equity securities. The account attempts to achieve this objective by investing primarily in the common stock of medium-sized companies which have the potential to grow faster than the general economy and to grow into much larger companies.

INVESTMENT STRATEGIES

The Alliance Mid Cap Growth Fund is actively managed to obtain excess return versus the Russell Mid Cap Growth Index. The Fund invests at least 80% of its total assets in the common stock of companies with medium capitalizations at the time of the Fund's investment, similar to the market capitalizations of companies in the Russell Mid Cap Growth Index. Companies whose capitalizations no longer meet this definition after purchase continue to be considered to have a medium market capitalization for purposes of the 80% policy. If deemed appropriate, in order to meet the investment objectives, the Fund may invest in companies in cyclical industries, as well as in securities that the adviser believes are temporarily undervalued. The Fund may also invest in foreign companies without substantial business in the United States.

The Fund may also invest in convertible preferred stocks, convertible debt securities and short-term debt securities such as corporate notes, and temporarily invest in money


                                                           11 INVESTMENT OPTIONS

--------------------------------------------------------------------------------

market instruments. Additionally, the Fund may invest up to 10% of its total assets in restricted securities.

The Fund attempts to generate excess return by taking active risk in security selection, and implementing a "bottom up" stock selection approach, looking for companies with unique growth potential. Economic sector allocation is also taken into consideration, and the account may often be concentrated in industries where research resources indicate there is high growth potential. The Fund is fully invested.

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the funds" later in this prospectus, for information on the risks associated with an investment in the Funds generally, and in the Alliance Mid Cap Growth Fund specifically. Note, however, that due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

THE ALLIANCE BALANCED FUND

OBJECTIVES

The Alliance Balanced Fund seeks both appreciation of capital and current income by investing in a diversified portfolio of common stocks, other equity-type securities and longer-term fixed income securities. The Fund also seeks current income by investing in publicly traded debt securities and short-term money market instruments. The Fund maintains its own portfolio of securities.

INVESTMENT STRATEGIES

The Alliance Balanced Fund varies the portion of its assets invested in each type of security in accordance with our evaluation of economic conditions, the general level of common stock prices, anticipated interest rates and other relevant considerations, including our assessment of the risks associated with each investment medium.

In general, the Fund invests the greatest portion of its assets in equity securities. During each of the past ten years, the Fund invested between 43% and 86% of its assets in equity securities, including equity-type securities such as convertible preferred stocks or convertible debt instruments.

The Fund's investment in non-money market debt securities consists primarily of
(a) publicly-traded securities issued or guaranteed by the United States Government or its agencies or instrumentalities and (b) corporate fixed income securities, including, but not limited to, bank obligations, notes, asset-backed securities, mortgage pass-through obligations, collateralized mortgage obligations, zero coupon bonds, and preferred stock. The Fund may also buy debt securities with equity features such as conversion or exchange rights, warrants for the acquisition of stock, or participations based on revenues, sales or profits. The Fund only invests in investment grade non-money market debt securities, i.e., those rated, at the time of acquisition, BBB or higher by Standard & Poor's Corporation (S&P) or Baa or higher by Moody's Investors Services, Inc. (Moody's) or, if unrated, are of comparable investment quality. The average maturity of the debt securities held by the Fund varies according to market conditions and the stage of interest rate cycles. The Fund may realize gains on debt securities when such action is considered advantageous in light of existing market conditions.

The Fund also may invest (a) up to 10% of its total assets in restricted securities; (b) in foreign companies; (c) in repurchase agreements; and (d) in money market securities. The Fund may also purchase and sell securities on a when-issued or delayed delivery basis.

Finally, the Fund may (a) invest in put and call options and (b) trade in stock index or interest rate futures, and foreign currency forward contracts, for hedging purposes only. In option transactions, the economic benefit will be offset by the cost of the option, while any loss would be limited to such cost. The Fund also enters into hedging transactions. These transactions are undertaken only when any required regulatory procedures have been completed and when economic and market conditions indicate that such transactions would serve the best interests of the Fund.


12 INVESTMENT OPTIONS

--------------------------------------------------------------------------------

RISKS OF INVESTMENT STRATEGIES

See "Risks of investing in the Funds", below, for information on the risks associated with an investment in the funds generally, and in the Alliance Balanced Fund specifically.

INVESTMENT MANAGER

We manage the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. We currently use the personnel and facilities of Alliance Capital Management L.P. ("Alliance") for portfolio management, securities selection and transaction services. We are the majority-owners of Alliance, a limited partnership. We and Alliance are each registered investment advisers under the Investment Advisers Act of 1940.


Alliance acts as investment adviser to various separate accounts of Equitable Life and other affiliated insurance companies. Alliance also provides investment management and advisory services to mutual funds, endowment funds, insurance companies, foreign entities, qualified and non-tax qualified corporate funds, public and private pension and profit-sharing plans, foundations and tax-exempt organizations. As of December 31, 2002, Alliance had total assets under management of $387 billion. Alliance's main office is located at 1345 Avenue of the Americas, New York, New York 10105.


The Investment Committee of our Board of Directors must authorize or approve the securities held in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. Subject to the Investment Committee's broad supervisory authority, our investment officers and managers have complete discretion over the assets of these Funds and have been given discretion as to sales and, within specified limits, purchases of stocks, other equity securities and certain debt securities. When an investment opportunity arises that is consistent with the objectives of more than one account, we allocate investment opportunities among accounts in an impartial manner based on certain factors such as investment objective and current investment and cash positions.

EQ ADVISORS TRUST

EQ Advisors Trust is registered under the Investment Company Act of 1940. It is classified as an "open-end management investment company" more commonly called a mutual fund. EQ Advisors Trust issues different shares relating to each portfolio.


Equitable Life serves as the investment manager of EQ Advisors Trust. As such, Equitable Life oversees the activities of the investment advisers with respect to EQ Advisors Trust and is responsible for retaining or discontinuing the services of those advisers.

EQ Advisors Trust commenced operations on May 1, 1997.


EQ Advisors Trust does not impose sales charges or "loads" for buying and selling their shares. All dividends and other distributions on Trust shares are reinvested in full. The Board of Trustees of EQ Advisors Trust may establish additional portfolios or eliminate existing portfolios at any time. More detailed information about EQ Advisors Trust, the portfolio investment objectives, policies, restrictions risks, expenses, their Rule 12b-1 Plan relating to its Class 1B shares, and other aspects of its operations, appears in the prospectus for EQ Advisors Trust attached at the end of this prospectus or SAI which is available upon request.


The EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Alliance Technology Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, and the EQ/Small Company Index Fund invest in corresponding portfolios of the EQ Advisors Trust. The investment results you will experience in any one of those investment funds will depend on the investment performance of the corresponding portfolios.



                                                           13 INVESTMENT OPTIONS

--------------------------------------------------------------------------------


The table below shows the names of the corresponding portfolios, their investment objectives, and their advisers.

You should note that some EQ Advisors Trust portfolios have objectives and strategies that are substantially similar to those of certain retail funds that are purchased directly rather than under a variable insurance product such as the Members Retirement Program variable annuity. These funds may even have the same manager(s) and/or a similar name. However, there are numerous factors that can contribute to differences in performance between two investments, particularly over short periods of time. Such factors include the timing of stock purchases and sales; differences in fund cash flows; and specific strategies employed by the portfolio manager.



------------------------------------------------------------------------------------------------------------------------------------
EQ ADVISORS TRUST
------------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO NAME                     OBJECTIVE                                               ADVISER
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERMEDIATE           Seeks to achieve high current income consistent with    o Alliance Capital Management L.P.
  GOVERNMENT SECURITIES            relative stability of principal.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE INTERNATIONAL          Seeks to achieve long-term growth of capital.           o Alliance Capital Management L.P.
------------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY             Seeks to achieve long-term growth of capital. Current   o Alliance Capital Management L.P.
                                   income is incidental to the Portfolio's objective.
------------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE     Seeks capital appreciation.                             o Alliance Capital Management L.P.,
                                                                                             through its Bernstein Investment
                                                                                             Research and Management Unit
------------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE    Seeks long-term capital appreciation.                   o Calvert Asset Management Company Inc.
                                                                                             and Brown Capital Management, Inc.
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL  To achieve long-term growth of capital.                 o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN RESEARCH       To achieve long-term growth of capital.                 o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN U.S. EQUITY    To achieve long-term growth of capital.                 o Capital Guardian Trust Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                Seeks a total return before expenses that               o Alliance Capital Management L.P.
                                   approximates the total return performance of the S&P
                                   500 Index, including reinvestment of dividends, at a
                                   risk level consistent with that of the S&P 500 Index.
------------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE          Seeks long-term capital appreciation.                   o Fidelity Management & Research Company
------------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES   Seeks to provide long-term capital growth.              o MFS Investment Management
------------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX             Seeks to replicate as closely as possible (before the   o Alliance Capital Management L.P.
                                   deduction of Portfolio expenses) the total return of
                                   the Russell 2000 Index.
------------------------------------------------------------------------------------------------------------------------------------



Other important information about the portfolios is included in the prospectus for each Trust attached at the end of this Prospectus.


PLEASE REFER TO THE PROSPECTUS AND SAI OF EQ ADVISORS TRUST FOR A MORE DETAILED DISCUSSION OF INVESTMENT OBJECTIVES AND STRATEGIES, ADVISERS, RISK FACTORS AND OTHER INFORMATION CONCERNING THE TRUST AND ITS PORTFOLIOS.


14 INVESTMENT OPTIONS

--------------------------------------------------------------------------------


RISKS OF INVESTING IN THE FUNDS


All of the Funds invest in securities of one type or another. You should be aware that any investment in securities carries with it a risk of loss, and you could lose money investing in the Funds. The different investment objectives and policies of each Fund may affect the return of each Fund and the risks associated with an investment in that Fund.

Additionally, market and financial risks are inherent in any securities investment. By market risks, we mean factors which do not necessarily relate to a particular issuer, but affect the way markets, and securities within those markets, perform. Market risks can be described in terms of volatility, that is, the range and frequency of market value changes. Market risks include such things as changes in interest rates, general economic conditions and investor perceptions regarding the value of debt and equity securities. By financial risks we mean factors associated with a particular issuer which may affect the price of its securities, such as its competitive posture, its earnings and its ability to meet its debt obligations.


The risk factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are described below. See the SAI for additional information regarding certain investment techniques used by these Funds. See the EQ Advisors Trust prospectus for risks and factors and investment techniques associated with an investment in the EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Alliance Technology Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, and EQ/Small Company Index Fund.


Important factors associated with an investment in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are discussed below.

COMMON STOCK. Investing in common stocks and related securities involves the risk that the value of the stocks or related securities purchased will fluctuate. These fluctuations could occur for a single company, an industry, a sector of the economy, or the stock market as a whole. These fluctuations could cause the value of the Fund's investments - and, therefore, the value of the Fund's units - to fluctuate.

SECURITIES OF MEDIUM AND SMALLER SIZED COMPANIES. The Alliance Mid Cap Growth Fund invests primarily in the securities of medium sized companies. The Alliance Growth Equity and Alliance Balanced Funds may also make these investments, as well as investments in smaller sized companies.The securities of small and medium sized, less mature, lesser known companies involve greater risks than those normally associated with larger, more mature, well-known companies. Therefore, consistent earnings may not be as likely in small companies as in large companies.

The Funds also run a risk of increased and more rapid fluctuations in the value of its investments in securities of small or medium sized companies. This is due to the greater business risks of small size and limited product lines, markets, distribution channels, and financial and managerial resources. Historically, the price of small (less than $1 billion) and medium (between $1 and $15 billion) capitalization stocks and stocks of recently organized companies have fluctuated more than the larger capitalization stocks and the overall stock market. One reason is that small- and medium-sized companies have a lower degree of liquidity in the markets for their stocks.

NON-EQUITY SECURITIES. Investing in non-equity securities, such as bonds and debentures, involves the risk that the value of these securities held by the Alliance Growth Equity and Alliance Balanced Funds - and, therefore, the value of the Fund's units - will fluctuate with changes in interest rates (interest rate risk) and the perceived ability of the issuer to make interest or principal payments on time (credit risk). Moreover, convertible securities which may be in the Alliance Growth Equity, Alliance Mid Cap Growth, and Alliance Balance Funds, such as convertible preferred stocks or


                                                           15 INVESTMENT OPTIONS

--------------------------------------------------------------------------------

convertible debt instruments, contain both debt and equity features, and may lose significant value in periods of extreme market volatility.

FOREIGN INVESTING. Investing in securities of foreign companies involves additional risks, including risk of loss from changes in the political or economic climate of the countries in which these companies do business. Foreign currency fluctuations, exchange controls or financial instability could cause the value of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds' foreign investments to fluctuate. Additionally, foreign accounting, auditing and disclosure standards may differ from domestic standards, and there may be less regulation in foreign countries of stock exchanges, brokers, banks, and listed companies than in the United States. As a result, the Funds' foreign investments may be less liquid and their prices may be subject to greater fluctuations than comparable investments in securities of U.S. issuers.

RESTRICTED SECURITIES. Investing in restricted securities involves additional risks because these securities generally (1) are less liquid than non-restricted securities and (2) lack readily available market quotations. Accordingly, the Alliance Mid Cap Growth and Alliance Balanced Funds may be unable to quickly sell their restricted security holdings at fair market value.

The following discussion describes investment risks unique to either the Alliance Growth Equity Fund, Alliance Mid Cap Growth Fund or the Alliance Balanced Fund.


INVESTMENT CONCENTRATION. Concentrating the Alliance Growth Equity Fund's equity holdings in the stocks of a few companies increases the risk of loss, because a decline in the value of one of these stocks would have a greater impact on the Fund. As of December 31, 2002, the Fund held 17.6% of its net assets in the stocks of four issuers. See Separate Account No. 4 (Pooled) Statement of Investments and Net Assets in the SAI.


INVESTMENT POLICIES. Due to the Alliance Mid Cap Growth Fund's investment policies, this Fund provides greater growth potential and greater risk than the Alliance Growth Equity and Alliance Balanced Funds. As a result, you should consider limiting the amount allocated to this Fund, particularly as you near retirement.

ASSET ALLOCATION POLICIES. The Alliance Balanced Fund varies the portion of its assets invested in equity and non-equity securities with our evaluation of various factors. The Fund is subject to the risk that we may incorrectly predict changes in the relative values of the stock and bond markets.

DEBT SECURITIES SUBJECT TO PREPAYMENT RISKS. Mortgage pass-through securities and certain collateralized mortgage obligations, asset-backed securities and other debt instruments in which the Alliance Balanced Fund may invest are subject to prepayments prior to their stated maturity. The Fund, however, is unable to accurately predict the rate at which prepayments will be made, as that rate may be affected, among other things, by changes in generally prevailing market interest rates. If prepayments occur, the Fund suffers the risk that it will not be able to reinvest the proceeds at as high a rate of interest as it had previously been receiving. Also, the Fund will incur a loss to the extent that prepayments are made for an amount that is less than the value at which the security was then being carried by the fund. Moreover, securities that may be prepaid tend to increase in value less during times of declining interest rates, and to decrease in value more during times of increasing interest rates, than do securities that are not subject to prepayment.


WHEN-ISSUED AND DELAYED DELIVERY SECURITIES. The Alliance Balanced Fund may purchase and sell securities on a when-issued or delayed delivery basis. In these transactions, securities are purchased or sold by a Fund with payment and delivery taking place in the future in order to secure what is considered to be an advantageous price or yield to the Fund at the time of entering into the transaction. However, the market value of such securities at the time of settlement may be more or less than the purchase price then payable. The Fund will sell on a forward settlement basis only securities it owns or has the right to acquire.



16 INVESTMENT OPTIONS

--------------------------------------------------------------------------------

HEDGING TRANSACTIONS. The Alliance Balanced Fund may engage in hedging transactions which are designed to protect against anticipated adverse price movements in securities owned or intended to be purchased by the Fund. When interest rates go up, the market value of outstanding debt securities declines and vice versa. In recent years the volatility of the market for debt securities has increased significantly, and market prices of longer-term obligations have been subject to wide fluctuations, particularly as contrasted with those of short-term instruments. The Fund will take certain risks into consideration when determining which, if any, options or financial futures contracts it will use. If the price movements of hedged portfolio securities are in fact favorable to the Fund, the hedging transactions will tend to reduce and may eliminate the economic benefit to the Fund which otherwise would result. Also, the price movements of options and futures used for hedging purposes may not correlate as anticipated with price movements of the securities being hedged. This can make a hedge transaction less effective than anticipated and could result in a loss. The options and futures markets can sometimes become illiquid and the exchanges on which such instruments are traded may impose trading halts or delays on the exercise of options and liquidation of futures positions in certain circumstances. This could in some cases operate to the Fund's detriment.

ADDITIONAL INFORMATION ABOUT THE FUNDS

CHANGE OF INVESTMENT OBJECTIVES

We can change the investment objectives of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds if the New York State Insurance Department approves the change.

The investment objectives of the portfolios of the EQ Advisors Trust may be changed by the Board of Trustees of the EQ Advisors Trust without the approval of shareholders. (See "Voting rights" below.)

VOTING RIGHTS

No voting rights apply to any of the separate accounts or to the Guaranteed Options. We do, however, have the right to vote shares of the EQ Advisors Trust held by the funds.

If EQ Advisors Trust holds a meeting of shareholders, we will vote the shares of the EQ Advisors Trust portfolios allocated to the corresponding Funds in accordance with instructions received from employers, participants or trustees, as the case may be. Shares will be voted in proportion to the voter's interest in the Funds holding the shares as of the record date for the shareholders meeting. We will vote the shares for which no instructions have been received in the same proportion as we vote shares for which we have received instructions. Employers, participants or trustees will receive: (1) periodic reports relating to the EQ Advisors Trust and (2) proxy materials, together with a voting instruction form, in connection with shareholder meetings.

Currently, we control EQ Advisors Trust. The Trust's shares are held by other separate accounts of ours and by separate accounts of insurance companies unaffiliated with us. We generally will vote shares held by these separate accounts which will generally be voted according to the instructions of the owners of insurance policies and contracts funded through those separate accounts, thus diluting the effect of your voting instructions.

THE GUARANTEED OPTIONS

We offer three different guaranteed options:

o   two Guaranteed Rate Accounts (GRAs), and

o   our Money Market Guarantee Account.

We guarantee the amount of your contributions to the guaranteed options and the interest credited. Contributions to the guaranteed options become part of our general account, which supports all of our insurance and annuity guarantees as well as our general obligations. The general account, as part of our insurance and annuity operations, is subject to regulation and supervision by the Insurance


                                                           17 INVESTMENT OPTIONS

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Department of the State of New York and to insurance laws and regulations of all jurisdictions in which we are authorized to do business.

Your investment in a guaranteed option is not regulated by the Securities and Exchange Commission, and the following discussion about the guaranteed options has not been reviewed by the staff of the SEC. The discussion, however, is subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of the statements made.

GUARANTEED RATE ACCOUNTS

We offer a GRA that matures in three years (3-year GRA) and a GRA that matures in five years (5-year GRA). Your contributions to the GRAs earn the guaranteed interest rate then in effect when your contribution is credited to your plan account. The interest rate is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees. See "Charges and expenses" later in this prospectus.

You can make new contributions or transfer amounts from other investment options to a GRA at the current guaranteed rate at any time. New guaranteed rates are offered each Wednesday and are available for a seven-day period. You may call AIMS to obtain our current GRA rates. You earn interest from the day after your contribution or transfer is credited through the maturity date of the GRA. See "Maturing GRAs" in the SAI for more information. The amount of your contribution and interest that is guaranteed is subject to any penalties applicable upon premature withdrawal. See "Premature withdrawals and transfers from a GRA" in the SAI.

RESTRICTIONS ON WITHDRAWALS AND TRANSFERS

o You may not transfer from one GRA to another or from a GRA to another investment option except at maturity.

o You may transfer other amounts at any time to a GRA at the current guaranteed rate.

o Withdrawals may be made from a GRA before maturity if: you are disabled; you attain age 701/2; you die; or you are not self-employed and your employment is terminated.

o You may not remove GRA funds before maturity to take a loan, hardship or other in-service withdrawal, as a result of a trustee-to-trustee transfer, or to receive benefits from a terminated plan.

o Certain other withdrawals prior to maturity are permitted, but may be subject to penalty. See "Procedures for withdrawals, distributions and transfers from a GRA" in the SAI.

MONEY MARKET GUARANTEE ACCOUNT


All contributions to the Money Market Guarantee Account earn the same rate of interest. The rate changes monthly and is expressed as an effective annual rate, reflecting daily compounding and the deduction of applicable asset-based fees and charges. The rate will approximate current market rates for money market mutual funds minus these fees. You may call the AIMS to obtain the current monthly rate. On January 1 each year we set an annual minimum rate for this Account. The minimum guaranteed interest rate for 2003 is 1.5% (before fees).


Contributions may be made at any time and will earn the current rate from the day after the contribution is credited through the end of the month or, if earlier, the day of transfer or withdrawal. Your balance in the Money Market Guarantee Account at the end of the month automatically begins receiving interest at the new rate until transferred or withdrawn.

DISTRIBUTIONS, WITHDRAWALS, AND TRANSFERS. You may effect distributions, withdrawals and transfers, without penalty, at any time permitted under your plan. We do not impose penalties on distributions, withdrawals or transfers.


18 INVESTMENT OPTIONS

3 How we value your account balance in the Funds

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FOR AMOUNTS IN THE FUNDS


When you invest in a Fund, your contribution or transfer is used to purchase "units" of that Fund. The unit value on any day reflects the value of the Fund's investments for the day and the charges and expenses we deduct from the Fund. We calculate the number of units you purchase by dividing the amount you invest by the unit value of the Fund as of the close of business on the day we receive your contribution or transfer instruction.

On any given day, your account value in any Fund equals the number of the Fund's units credited to your account, multiplied by that day's value for one Fund unit. In order to take deductions from any Fund, we cancel units having a value equal to the amount we need to deduct. Otherwise, the number of your Fund units of any Fund does not change unless you make additional contributions, make a withdrawal, effect a transfer, or request some other transaction that involves moving assets into or out of that Fund option.

For a description of how Fund unit values are computed, see "How we compute unit values for the Funds" in the SAI.








                               19 HOW WE VALUE YOUR ACCOUNT BALANCE IN THE FUNDS

4 Transfers and access to your account

--------------------------------------------------------------------------------

TRANSFERS AMONG INVESTMENT OPTIONS

You may transfer some or all of your amounts among the investment options if you participate in the Members Retirement Plan. Participants in other plans may make transfers as allowed by the plan.

No transfers from the GRAs to other investment options are permitted prior to maturity. Transfers to the GRAs, and to or from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, are permitted at any time. Transfers from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust.

DISRUPTIVE TRANSFER ACTIVITY

You should note that the contract is not designed for professional "market timing" organizations or other organizations or individuals engaging in a market timing strategy, making programmed transfers, frequent transfers or transfers that are large in relation to the total assets of the underlying portfolio. These kind of strategies and transfer activities are disruptive to the underlying portfolios in which the Funds invest (or Funds, in the case of those that invest directly). If we determine that your transfer patterns among the Funds are disruptive to the underlying portfolios (or Funds, in the case of those that invest directly), we may, among other things, restrict the availability of personal telephone requests, facsimile transmissions, automated telephone services, Internet services or any electronic transfer services. We may also refuse to act on transfer instructions of an agent who is acting on behalf of one or more owners. In making these determinations, we may consider the combined transfer activity in all annuity contracts and life insurance policies that we believe are under common ownership, control or direction.

We currently consider transfers into and out of (or vice versa) the same Fund within a five business day period as potentially disruptive transfer activity. In order to prevent disruptive activity, we monitor the frequency of transfers, including the size of transfers in relation to portfolio assets, in each underlying portfolio, (or each Fund that invests directly) and we take appropriate action, which may include the actions described above to restrict availability of voice, fax and automated transaction services, when we consider the activity of owners to be disruptive. We currently provide a letter to owners who have engaged in such activity of our intention to restrict such services. However, we may not continue to provide such letters. We may also, in our sole discretion and without further notice, change what we consider disruptive transfer activity, as well as change our procedures to restrict this activity.

OUR ACCOUNT INVESTMENT MANAGEMENT SYSTEM ("AIMS")


Participants may use our automated AIMS or our Internet website to transfer between investment options, obtain account information, change the allocation of future contributions and maturing GRAs and hear investment performance information. To use AIMS, you must have a touch-tone telephone. We assign a personal security code ("PSC") number to you after we receive your completed enrollment form. Our Internet website can be accessed at www.equitable.com/mrp.


We have established procedures to reasonably confirm the genuineness of instructions communicated to us by telephone when using AIMS. The procedures require personal identification information, including your PSC number, prior to acting on telephone instructions, and providing written confirmation of the transfers. Thus, we will not be liable for following telephone instructions we reasonably believe to be genuine.

We reserve the right to limit access to this service if we determine that you are engaged in a market timing strategy (see "Disruptive transfer activity" above).



20 TRANSFERS AND ACCESS TO YOUR ACCOUNT

--------------------------------------------------------------------------------

A transfer request will be effective on the business day we receive the request. We will confirm all transfers in writing.

--------------------------------------------------------------------------------
Generally our business day is any day the New York Stock Exchange is open for trading, and generally ends at 4:00 p.m. Eastern Time. A business day does not include a day we choose not to open due to emergency conditions. We may also close early due to emergency conditions.
--------------------------------------------------------------------------------

PARTICIPANT LOANS

Participant loans are available if the employer plan permits them. Participants must apply for a plan loan through the employer.

Loans are subject to restrictions under Federal tax laws and ERISA. Loan packages containing all necessary forms, along with an explanation of how interest rates are set, are available from our Account Executives. A loan may not be taken from the Guaranteed Rate Accounts. If a participant is married, written spousal consent may be required for a loan.

Generally, the loan amount will be transferred from the investment options into a loan account. The participant must repay the amount borrowed with interest as required by Federal income tax rules. If you fail to repay the loan when due, the amount of the unpaid balance may be taxable and subject to additional penalty taxes. Interest paid on a retirement plan loan is not deductible.

CHOOSING BENEFIT PAYMENT OPTIONS


The Program offers a variety of benefit payment options. If you are a participant in an individually-designed plan, ask your employer for details. Once you are eligible, your plan may allow you a choice of one or more of the following forms of distribution:


o   Installment Payments

o   Qualified Joint and Survivor Annuity

o   Joint and Survivor Annuity Options, some with optional Period Certain

o   Life Annuity

o   Life Annuity - Period Certain

o   Cash Refund Annuity

o   Lump Sum Payment

All of these annuity options can be either fixed or variable except for the Cash Refund Annuity and the Qualified Joint and Survivor Annuity which are fixed options only.

--------------------------------------------------------------------------------
The amount of each payment in a fixed option remains the same. Variable option payments change to reflect the investment performance of the Alliance Growth Equity Fund.
--------------------------------------------------------------------------------

See "Types of benefits" in the SAI for detailed information regarding each of the benefit payout options, and "Procedures for withdrawals, distributions and transfers" in the SAI.

We provide the fixed and variable annuity options. Payments under variable annuity options reflect investment performance of the Alliance Growth Equity Fund.

The minimum amount that can be used to purchase any type of annuity is $5,000. In most cases an annuity administrative charge of $350 will be deducted from the amount used to purchase an annuity. If we give any group pension client with a qualified plan a better annuity purchase rate than those currently guaranteed under the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.

SPOUSAL CONSENT


If a participant is married and has an account balance greater than $5,000, (except for amounts contributed to the Rollover Account) federal law generally requires payment (subject to plan rules) of a Qualified Joint and Survivor Annuity payable to the participant for life and then to the surviving spouse for life, unless you and your spouse have properly waived that form of payment in advance. Please see "Spousal consent requirements" under "Types of benefits" in the SAI. Certain individually designed Plans are not subject to these requirements.



                                         21 TRANSFERS AND ACCESS TO YOUR ACCOUNT

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BENEFITS PAYABLE AFTER THE DEATH OF A PARTICIPANT


Regardless of whether a participant's death occurs before or after your Required Beginning Date, an individual death beneficiary calculates annual post-death required minimum distribution payments based on the beneficiary's life expectancy using the "term certain method." That is, he or she determines his or her life expectancy using the IRS-provided life expectancy tables as of the calendar year after the participant's death and reduces that number by one each subsequent year.


o If you die before the entire benefit due you has been paid, the remainder of your benefits will be paid to your beneficiary.

o If you die before you are required to begin receiving benefits, the law requires your entire benefit to be distributed no more than five years after your death. There are exceptions - (1) A beneficiary who is not your spouse may elect payments over his/her life or a fixed period which does not exceed the beneficiary's life expectancy, provided payments begin within one year of your death. (2) If your benefit is payable to your spouse, your spouse may elect to receive benefits over his/her life or a period certain which does not exceed his or her life expectancy beginning any time up to the date you would have attained age 701/2 or, if later, one year after your death, or (3) Your spouse may be able to roll over all or part of the death benefit to a traditional (not Roth) individual retirement arrangement.

o If at your death you were already receiving annuity benefits, your beneficiary will receive the survivor benefits, if any, under the form of the annuity selected. If an annuity benefit was not selected, your beneficiary can continue to receive benefits based on the payment option you selected or can select a different payment option so long as payments are made at least as rapidly as with the payment option you originally selected.


o Distributions must be made according to rules in the Code and Treasury Regulations and the terms of the plan. Treasury Regulations on required minimum distributions were proposed in 1987, revised in 2001 and finalized in 2002. The 2002 final Regulations apply beginning in November 2002. The 2002 final Regulations include Temporary Regulations applicable to annuity contracts used to fund plans. Certain provisions of the Temporary Regulations concerning the actuarial value of additional contract benefits which could have increased the amount required to be distributed from contracts have been suspended for 2003. However, these or similar provisions may apply in future years. Under transitional rules, the 1987 and 2001 proposed regulations may continue to apply to annuity payments. Please consult your plan administrator and tax advisor concerning applicability of these complex rules to your situation.


o To designate a beneficiary or to change an earlier designation, have your employer send us your completed beneficiary designation form. Your spouse must consent in writing to a designation of any non-spouse beneficiary, as explained in "Procedures for withdrawals, distributions and transfers - Spousal consent requirements" in the SAI.

Under the Members Retirement Program, on the day we receive proof of your death, we automatically transfer your Account Balance in the Funds to the Money Market Guarantee Account unless your beneficiary provides written instructions otherwise. All amounts are held until your beneficiary requests a distribution or transfer. Our Account Executives can explain these and other requirements affecting death benefits.



22 TRANSFERS AND ACCESS TO YOUR ACCOUNT

5 The Program

--------------------------------------------------------------------------------

This section explains the Program in further detail. It is intended for employers who wish to enroll in the Program, but contains information of interest to participants as well. You should, of course, understand the provisions of your plan and the Adoption Agreement that define the scope of the Program in more specific terms. References to "you" and "your" in this section are to you in your capacity as an employer. The Program is described in the prospectus solely to provide a more complete understanding of how the Funds and GRAs operate within the Program. The Program itself is not registered under the Securities Act of 1933.


The Members Retirement Program consists of several types of retirement plans and two retirement plan Trusts, the Master Trust and the Pooled Trust. Each of the Trusts invests exclusively in the contract described in this prospectus. The Program is sponsored by Equitable Life. The Program had 10,100 participants and approximately $148.7 million in assets at December 31, 2002.


Our Retirement Program Specialists are available to answer your questions about joining the Program. Please contact us by using the telephone number or addresses listed under "How to reach us - Information on joining the Program" on the back cover of the prospectus.

SUMMARY OF PLAN CHOICES


You have a choice of two retirement plan arrangements under the Program. You can:


o Choose, the MEMBERS RETIREMENT PLAN - which automatically gives you a full range of services from Equitable Life. These include your choice of the Program investment options, plan-level and participant-level recordkeeping, benefit payments and tax withholding and reporting. Under the Members Retirement Plan employers adopt our Master Trust and your only investment choices are from the Investment Options.

--------------------------------------------------------------------------------
The Members Retirement Plan is a defined contribution master plan that can be adopted as a profit sharing plan (including optional 401(k), SIMPLE 401(k) and safe harbor 401(k) features), a defined contribution pension plan, or both.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
The Pooled Trust is an investment vehicle used with individually designed qualified retirement plans. It can be used for both defined contribution and defined benefit plans. We provide recordkeeping services for plan assets held in the Pooled Trust.
--------------------------------------------------------------------------------


o Maintain our POOLED TRUST FOR INDIVIDUALLY DESIGNED PLANS - and use our Pooled Trust for investment options in the Program in addition to your own individual investments. The Pooled Trust is for investment only and can be used for both defined benefit and defined contribution plans. We provide participant-level or plan-level recordkeeping services for plan assets in the Pooled Trust.

Choosing the right plan depends on your own set of circumstances. We recommend that you review all plan, trust, participation and related agreements with your legal and tax counsel.

GETTING STARTED


If you choose the Members Retirement Plan, you as the employer or trustee must complete an Adoption Agreement. As an employer, you are responsible for the administration of the plan you choose. Please see "Your Responsibilities as Employer" in the SAI.


HOW TO MAKE PROGRAM CONTRIBUTIONS

Contributions must be in the form of a check drawn on a bank in the U.S. clearing through the Federal Reserve System, in U.S. dollars, and made payable to Equitable Life. All contribution checks should be sent to Equitable Life at the address shown "For contribution checks only" in the "Information once you join the Program" section under "How to reach us" in this prospectus. Third party checks are not acceptable, except for rollover contributions, tax-free



                                                                  23 THE PROGRAM

--------------------------------------------------------------------------------

exchanges or trustee checks that involve no refund. All checks are subject to collection. We reserve the right to reject a payment if it is received in an unacceptable form.

All contributions must be accompanied by a Contribution Remittance form which designates the amount to be allocated to each participant by contribution type. Contributions are normally credited on the business day that we receive them, provided the remittance form is properly completed and matches the check amount. Contributions are only accepted from the employer. Employees may not send contributions directly to the Program. Contributions are only accepted for properly enrolled participants.


There is no minimum amount which must be contributed for investment if you adopt the Members Retirement Plan, or if you have your own individually designed plan that uses the Pooled Trust.


ALLOCATING PROGRAM CONTRIBUTIONS

Under the Members Retirement Plan participants make all of the investment decisions.


Investment decisions for individually designed plans are made either by the participant or by the plan trustees depending on the terms of the plan.


Participants may allocate contributions among any number of Program investment options. Allocation instructions can be changed at any time. You may allocate employer contributions in different percentages than your employee contributions. The allocation percentages you elect for employer contributions will automatically apply to 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. The allocation percentages you elect for employee contributions will automatically apply to both your post-tax employee contributions and your 401(k) salary deferral contributions.


IF WE DO NOT RECEIVE ADEQUATE INSTRUCTIONS, WE WILL ALLOCATE YOUR CONTRIBUTIONS TO THE MONEY MARKET GUARANTEE ACCOUNT. YOU MAY, OF COURSE, TRANSFER TO ANOTHER INVESTMENT OPTION AT ANY TIME.


WHEN TRANSACTION REQUESTS ARE EFFECTIVE. Contributions, as well as transfer requests and allocation changes (not including GRA maturity allocation changes discussed in the SAI), are effective on the business day they are received. Distribution requests are also effective on the business day they are received unless, as in the Members Retirement Plan, there are plan provisions to the contrary. Transaction requests received after the end of a business day will be credited the next business day. Processing of any transaction may be delayed if a properly completed form is not received.

Trustee-to-trustee transfers of plan assets are effective the business day after we receive all items we require, including check and mailing instructions, and a plan opinion/IRS determination letter from the new or amended plan, or adequate proof of qualified plan status.

DISTRIBUTIONS FROM THE INVESTMENT OPTIONS

Keep in mind two sets of rules when considering distributions or withdrawals from the Program. The first are rules and procedures that apply to the investment options, exclusive of the provisions of your plan. We discuss those in this section. The second are rules specific to your plan. We discuss those "Rules applicable to participant distributions" below. Certain plan distributions may be subject to Federal income tax, and penalty taxes. See "Tax information" later in this prospectus.

AMOUNTS IN THE FUNDS AND MONEY MARKET GUARANTEE ACCOUNT. These are generally available for distribution at any time, subject to the provisions of your plan. Distributions from the Money Market Guarantee Account and the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are permitted at any time. Distributions from remaining Funds are permitted at any time except if there is any delay in redemptions from the corresponding portfolio of EQ Advisors Trust, as applicable.

AMOUNTS IN THE GUARANTEED RATE ACCOUNTS. Withdrawals generally may not be taken from GRAs. See "Guaranteed Rate Accounts" earlier in this prospectus.



24 THE PROGRAM

--------------------------------------------------------------------------------

Payments or withdrawals and application of proceeds to an annuity ordinarily will be made promptly upon request in accordance with plan provisions. However, we can defer payments, applications and withdrawals for any period during which the New York Stock Exchange is closed for trading, sales of securities are restricted or determination of the fair market value of assets is not reasonably practicable because of an emergency.

IF YOUR PLAN IS AN EMPLOYER OR TRUSTEE-DIRECTED PLAN, YOU AS THE EMPLOYER ARE RESPONSIBLE FOR ENSURING THAT THERE IS SUFFICIENT CASH AVAILABLE TO PAY BENEFITS.

RULES APPLICABLE TO PARTICIPANT DISTRIBUTIONS

In addition to our own procedures, distribution and benefit payment options under a tax qualified retirement plan are subject to complicated legal requirements. A general explanation of the Federal income tax treatment of distributions and benefit payment options is provided in "Tax information" later in this prospectus and in the SAI. You should discuss your options with a qualified financial advisor. Our Account Executives also can be of assistance.


In general, under the Members Retirement Plan, participants are eligible for benefits upon retirement, death or disability, or upon termination of employment with a vested benefit. Participants in an individually designed plan are eligible for retirement benefits depending on the terms of their plan. See "Benefit payment options" under "Transfers and access to your money" earlier in this prospectus and "Tax information" later in this prospectus for more details. For participants who own more than 5% of the business, benefits must begin no later than April 1 of the year after the participant reaches age 701/2. For all other participants, distribution must begin by April 1 of the later of the year after attaining age 701/2 or retirement from the employer sponsoring the plan.


o You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, provided that you withdraw at least $300 at a time (or, if less, your entire post-tax Account Balance).


o If you are married, your spouse must generally consent in writing before you can make any type of withdrawal except to purchase a Qualified Joint and Survivor Annuity. Self-employed persons may generally not receive a distribution prior to age 591/2.


o Employees may generally not receive a distribution prior to severance from employment.

o Hardship withdrawals before age 591/2 may be permitted under 401(k) and certain other profit sharing plans.


Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan. See "Procedures for withdrawals, distributions and transfers" in the SAI for a more detailed discussion of these general rules.


Generally you may not make withdrawals from the Guaranteed Rate Accounts prior to maturity. See "The Guaranteed Rate Accounts" earlier in this prospectus.



                                                                  25 THE PROGRAM

6 Performance information

--------------------------------------------------------------------------------

The investment performance of the Funds reflects changes in unit values experienced over time. The unit value calculations for the Funds include all earnings, including dividends and realized and unrealized capital gains. Unlike the typical mutual fund, the Funds reinvest, rather than distribute, their earnings.


The following tables show the annual percentage change in Fund unit values, and the average annual percentage change in Fund unit values for the periods ended December 31, 2002. You may compare the performance results for each Fund with the data presented for certain unmanaged market indices, or "benchmarks."


Performance data for the benchmarks do not reflect any deductions for investment advisory, brokerage or other expenses of the type typically associated with an actively managed investment fund. This overstates their rates of return and limits the usefulness of the benchmarks in assessing the performance of the Funds. The benchmark results have been adjusted to reflect reinvestment of dividends and interest for greater comparability. The benchmarks are:

o Standard and Poor's 500 Index (S&P 500) - a weighted index of the securities of 500 companies widely regarded by investors as representative of the stock market.

o Russell Mid Cap Growth Index (Russell Mid Cap Growth) - measures the performance of those Russell Mid Cap companies with higher price to book ratios and higher forecasted growth values. The stocks are also members of the Russell 1000 Growth Index.

o Russell 3000 Index (Russell 3000) - The Russell 3000 Index consists of the largest 3,000 publicly traded stocks of U.S. domiciled corporations and includes large, medium and small capitalization stocks. Russell 3000 represents approximately 98% of the investable U.S. equity market. Russell performs a "reconstitution" of the indices annually.

o Russell 3000 Growth Index (Russell 3000 Growth) - measuers the performance of those Russell 1000 companies with lower price-to-book ratios and lower forecasted growth values.

o Russell 2000 Index (Russell 2000) - a broadly diversified small capitalization index of the approximately 2,000 smallest stocks within the Russell 3000.

o Russell 2500 Value Index (Russell 2500 Value) - measures the performance of those Russell 2500 companies with lower price-to-book ratios and lower forecasted growth values.


o Lehman Brothers Aggregate Index - a bond index which includes fixed rate debt issues rated investment grade or higher by Moody's Investors Service, Standard and Poor's Corporation, or Fitch Investor's Service, in that order. All issues have at least one year to maturity and an outstanding par value of at least $100 million for U.S. Government issues and $50 million for all others.

o Morgan Stanley Capital International EAFE Index (MSCI EAFE) - An unmanaged index considered representative of the market structure of the developed equity markets in Europe, Australasia and the Far East.

o The Russell 1000(Reg. TM) Index (Russell 1000(Reg. TM)) - An unmanaged index of common stocks that measures the performance of the 1,000 largest companies in the Russell 3000, representing approximately 92% of the total market capitalization of the Russell 3000.

o Russell 1000(Reg. TM) Value Index (Russell 1000(Reg. TM) Value) - An unmanaged index which contains those Russell 1000 securities (1,000 largest securities in the Russell 3000 Index) with a less-than-average growth orientation. It represents the universe of stocks from which value managers typically select. Securities in this index tend to exhibit lower price-to-book and price-to-earnings ratios, higher dividend yields and lower forecasted growth values than the Growth universe.

o Russell 1000(Reg. TM) Technology Index (Russell 1000(Reg. TM) Technology) - An unmanaged index which contains




26 PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


    those Russell 1000 securities (1,000 largest securities in the Russell 3000 index) that are deemed technology companies by the Russell sector classification scheme.


The annual percentage change in unit values represents the percentage increase or decrease in unit values from the beginning of one year to the end of that year. The average annual rates of return are time-weighted, assume an investment at the beginning of each period, and include the reinvestment of investment income.


Historical results are presented for all Funds for the periods during which the Funds were available under the Program.


See the attached EQ Advisors Trust prospectus for historical performance information regarding all portfolios. Such information does not reflect the Program Expense Charge that would reduce the results shown in the EQ Advisors Trust prospectus.


EQ Advisors Trust commenced operations on May 1, 1997.

The EQ/FI Small/Mid Cap Value Fund became available under the Program on August 1, 1997. The EQ/Calvert Socially Responsible and the EQ/MFS Emerging Growth Companies Funds became available under the program on May 1, 2000, The EQ/Equity 500 Index Fund became available on October 6, 2000. The EQ/Alliance Technology, EQ/Bernstein Diversified Value, EQ/Capital Guardian International and EQ/Small Company Index became available on May 18, 2001. The EQ/Capital Guardian U.S. Equity became available on July 12, 2002.The EQ/Alliance Intermediate Government Securities, EQ/Alliance International and EQ/Capital Guardian Research Funds became available on November 22, 2002.

No historical results are presented for the EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Capital Guardian Research and EQ/Capital Guardian U.S. Equity Funds because they first became available under the Program after December 31, 2001.


THE PERFORMANCE SHOWN DOES NOT REFLECT ANY RECORD MAINTENANCE AND REPORT OR ENROLLMENT FEES. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTION. PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE.




                                                      27 PERFORMANCE INFORMATION

--------------------------------------------------------------------------------

ANNUAL PERCENT CHANGES IN FUND UNIT VALUES*


-----------------------------------------------------------------------------------------------------------------------------------
                                                                ANNUAL PERIOD ENDING LAST BUSINESS DAY OF
-----------------------------------------------------------------------------------------------------------------------------------
FUND                                1993     1994      1995     1996     1997       1998      1999      2000      2001       2002
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE GROWTH EQUITY(1)           18.0%    (2.8)%    30.3%    16.4%    25.5%      (3.8)%    33.5%    (17.6)%   (19.4)%    (28.4)%
-----------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index                  10.9      0.2      36.8     21.8     31.8       24.1      20.9      (7.5)    (11.5)     (21.5)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index            3.7      2.2      36.6     21.9     28.7       35.0      33.8     (22.4)    (19.6)     (28.0)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE        -        -         -        -        -          -         -         -     (15.9)     (27.6)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Index                  10.9      0.2      36.8     21.8     31.8       24.1      20.9      (7.5)    (11.5)     (21.5)
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE MID CAP GROWTH             13.1     (5.1)     29.6     20.9     10.6      (14.5)     15.9     (14.0)    (19.0)     (30.5)
-----------------------------------------------------------------------------------------------------------------------------------
Russell Mid Cap Growth              11.2     (2.2)     34.0     17.5     22.5       17.9      51.3     (11.8)    (20.2)     (27.4)
-----------------------------------------------------------------------------------------------------------------------------------
ALLIANCE BALANCED                   10.8     (9.2)     18.9     10.0     12.1       18.0      13.9      (3.5)     (5.7)      (9.4)
-----------------------------------------------------------------------------------------------------------------------------------
50% S&P 500/50% Lehman Brothers      9.9     (0.8)     28.0     13.3     21.5       18.6       9.1       1.1      (1.7)      (6.6)
Aggregate Bond Index
-----------------------------------------------------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX                    -        -         -        -        -          -         -         -     (13.4)     (23.6)
-----------------------------------------------------------------------------------------------------------------------------------
S&P 500 Index                       10.1      1.3      37.6     23.0     33.4       28.6      21.0      (9.1)    (11.9)     (22.1)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES       -        -         -        -        -          -         -         -     (35.0)     (35.4)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 3000 Growth Index            3.7      2.2      36.6     21.9     28.7       35.0      33.8     (22.4)    (19.6)     (28.0)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE              -        -         -        -        -      (11.3)      0.4       3.7       2.4      (16.1)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2500 Value Index            19.3     (1.3)     29.8     22.2     33.1       (1.9)      1.5      20.8       9.8       (9.9)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL      -        -         -        -        -          -         -         -         -      (16.2)
-----------------------------------------------------------------------------------------------------------------------------------
MSCI EAFE Index                     32.6      7.8      11.2      6.1      1.8       20.0      27.0     (14.2)    (21.4)     (15.9)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY                 -        -         -        -        -          -         -         -         -      (41.7)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Technology Index       21.6     13.9      36.8     38.0     22.0       74.5      76.9     (34.1)    (29.7)     (38.5)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Index                  10.1      0.3      37.7     22.4     32.8       27.0      20.9     (7.79)   (12.45)      21.65
-----------------------------------------------------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE         -        -         -        -        -          -         -         -         -      (15.0)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 1000 Value Index            18.1     (2.0)     38.4     21.6     35.2       15.6       7.4       7.0      (5.6)     (15.5)
-----------------------------------------------------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX                 -        -         -        -        -          -         -         -         -      (22.1)
-----------------------------------------------------------------------------------------------------------------------------------
Russell 2000 Index                  18.9     (1.8)     28.4     16.5     22.4       (2.5)     21.3      (3.0)      2.5      (20.5)
-----------------------------------------------------------------------------------------------------------------------------------



(1) As of May 1, 2003, Russell 3000 Growth Index will be the new benchmark.




28 PERFORMANCE INFORMATION

--------------------------------------------------------------------------------


AVERAGE ANNUAL PERCENTAGE
CHANGE IN FUND UNIT VALUES -
YEARS ENDING DECEMBER 31, 2002



--------------------------------------------------------------------------------------
FUND                                10 YEARS      5 YEARS     3 YEARS       1 YEAR
--------------------------------------------------------------------------------------
ALLIANCE GROWTH EQUITY(1)              2.9%        (9.4)%      (22.0)%      (28.4)%
--------------------------------------------------------------------------------------
Russell 3000 Index                     8.9         (0.7)       (13.7)       (21.5)
--------------------------------------------------------------------------------------
Russell 3000 Growth Index              6.3         (4.1)       (23.4)       (28.0)
--------------------------------------------------------------------------------------
EQ/CALVERT SOCIALLY RESPONSIBLE          -            -            -        (27.6)
--------------------------------------------------------------------------------------
Russell 3000 Index                     8.9         (0.7)       (13.7)       (21.5)
--------------------------------------------------------------------------------------
ALLIANCE MID CAP GROWTH               (1.2)       (13.7)       (21.5)       (30.5)
--------------------------------------------------------------------------------------
Russell Mid Cap Growth Index           6.7         (1.8)       (20.0)       (27.4)
--------------------------------------------------------------------------------------
ALLIANCE BALANCED                      5.0          2.1         (6.2)        (9.4)
--------------------------------------------------------------------------------------
50% S&P 500/50% Lehman Brothers        8.8          3.9         (2.5)        (6.6)
Aggregate Bond Index
--------------------------------------------------------------------------------------
EQ/EQUITY 500 INDEX*                     -            -            -        (23.6)
--------------------------------------------------------------------------------------
S&P 500 Index                          9.4         (0.6)       (14.6)       (22.1)
--------------------------------------------------------------------------------------
EQ/MFS EMERGING GROWTH COMPANIES         -            -            -        (35.4)
--------------------------------------------------------------------------------------
Russell 3000 Growth Index              6.3         (4.1)       (23.4)       (28.0)
--------------------------------------------------------------------------------------
EQ/FI SMALL/MID CAP VALUE                -         (4.5)        (3.8)       (16.1)
--------------------------------------------------------------------------------------
Russell 2500 Value Index              11.4          3.5          6.1         (9.9)
--------------------------------------------------------------------------------------
EQ/CAPITAL GUARDIAN INTERNATIONAL        -            -            -        (16.2)
--------------------------------------------------------------------------------------
MSCI EAFE Index                        4.0         (2.9)       (17.2)       (15.9)
--------------------------------------------------------------------------------------
EQ/ALLIANCE TECHNOLOGY                   -            -            -        (41.7)
--------------------------------------------------------------------------------------
Russell 1000 Technology Index         10.9         (2.5)       (34.2)       (38.5)
--------------------------------------------------------------------------------------
Russell 1000 Index                     9.1         (0.6)       (14.2)       (21.7)
--------------------------------------------------------------------------------------
EQ/BERNSTEIN DIVERSIFIED VALUE           -            -            -        (15.0)
--------------------------------------------------------------------------------------
Russell 1000 Value Index              10.8          1.2         (5.1)       (15.5)
--------------------------------------------------------------------------------------
EQ/SMALL COMPANY INDEX                   -            -            -        (22.1)
--------------------------------------------------------------------------------------
Russell 2000 Index                     7.2         (1.4)        (7.5)       (20.5)
--------------------------------------------------------------------------------------



(1) As of May 1, 2003, Russell 3000 Growth Index will be the new benchmark.

* In each case, the performance shown is for the indicated EQ Advisors Trust portfolio and any predecssors that it may have had. The inception dates for these portfolios are for portfolios of the Hudson River Trust, the assets of which became assets of corresponding portfolios of EQ Advisors Trust on October 18, 1999.


PAST PERFORMANCE IS NOT AN INDICATION OF FUTURE PERFORMANCE. NO PROVISIONS HAVE BEEN MADE FOR THE EFFECT OF TAXES ON INCOME AND GAINS OR UPON DISTRIBUTIONS.




                                                      29 PERFORMANCE INFORMATION

7 Charges and expenses

--------------------------------------------------------------------------------

You will incur two general types of charges under the Program:

(1) Charges imposed on amounts invested in the trust - these apply to all amounts invested in the trust (including installment payout option payments), and do not vary by plan. These are, in general, reflected as reductions in the unit values of the Funds or as reductions from the rates credited to the guaranteed options.

(2) Plan and transaction charges - these vary by plan or are charged for specific transactions, and are typically stated in a dollar amount. Unless otherwise noted, these are deducted in fixed dollar amounts by reducing the number of units in the appropriate Funds and the dollars in the Guaranteed Options.

We deduct amounts for the 3-year or 5-year GRA from your most recent GRA.

We make no deduction from your contributions or withdrawals for sales expenses.

CHARGES BASED ON AMOUNTS INVESTED IN THE PROGRAM

PROGRAM EXPENSE CHARGE

We assess the Program expense charge as a daily charge at an annual rate of 1.00% of your account balance held in the trust. The purpose of this charge is to cover the expenses that we incur in connection with the Program.


We apply the Program expense charge toward the cost of maintenance of the investment options, promotion of the Program, investment funds, guaranteed rate accounts, money market guarantee account, commissions, administrative costs, such as enrollment and answering participant inquiries, and overhead expenses such as salaries, rent, postage, telephone, travel, legal, actuarial and accounting costs, office equipment and stationery. During 2002 we received $1,571,372 under the Program expense charge then in effect.

PROGRAM-RELATED INVESTMENT MANAGEMENT AND ACCOUNTING FEES

The computation of unit values for each of the Funds named below also reflects fees charged for investment management and accounting. We receive fees for investment management services for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds. The investment management and accounting fee covers the investment management and financial accounting services we provide for these Funds, as well as a portion of our related administrative costs. This fee is charged daily at an effective annual rate of .50% of the net assets of the Alliance Growth Equity and Balanced Funds and an effective annual rate of ..65% for the Alliance Mid Cap Growth Fund.

OTHER EXPENSES BORNE BY THE PORTFOLIOS AND FUNDS

EQ ADVISORS TRUST ANNUAL EXPENSES. The EQ/Alliance Intermediate Government Securities Fund, EQ/Alliance International Fund, EQ/Alliance Technology Fund, EQ/Bernstein Diversified Value Fund, EQ/Calvert Socially Responsible Fund, EQ/Capital Guardian International Fund, EQ/Capital Guardian Research Fund, EQ/Capital Guardian U.S. Equity Fund, EQ/Equity 500 Index Fund, EQ/FI Small/Mid Cap Value Fund, EQ/MFS Emerging Growth Companies Fund, and the EQ/Small Company Index Fund are indirectly subject to investment management fees, 12b-1 (if applicable) fees and other expenses charged against assets of the corresponding portfolios of the EQ Advisors Trust. These expenses are described in the EQ Advisors Trust prospectus accompanying this prospectus.

OTHER EXPENSES. Certain costs and expenses are charged directly to the Funds. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports, proxy mailings, other mailing costs, and legal expenses.



PLAN AND TRANSACTION EXPENSES


MEMBERS RETIREMENT PLAN AND INVESTMENT ONLY FEES


RECORD MAINTENANCE AND REPORT FEE. At the end of each calendar quarter, we deduct a record maintenance and



30 CHARGES AND EXPENSES

--------------------------------------------------------------------------------

report fee of $3.75 from your account balance. We reserve the right to charge varying fees based on the requested special mailings, reports and services given to your retirement plan.


ENROLLMENT FEE. We charge an employer a non-refundable enrollment fee of $25 for each participant enrolled under its plan. If we do not maintain individual participant records under an individually-designed plan, we instead charge the employer $25 for each plan or trust. If the employer fails to pay these charges, we may deduct the amount from subsequent contributions or from participants' account balances.


INDIVIDUAL ANNUITY CHARGES

ANNUITY ADMINISTRATIVE CHARGE. If a participant elects an annuity payment option, we deduct a $350 charge from the amount used to purchase the annuity. This charge reimburses us for administrative expenses associated with processing the application for the annuity and issuing each month's annuity payment.

CHARGES FOR STATE PREMIUM AND OTHER APPLICABLE TAXES


We deduct a charge designed to approximate certain taxes that may be imposed on us, such as, premium taxes in your state. Currently, we deduct the charge from the amount applied to provide an annuity payout option. The current tax charge that might be imposed on us varies by state and ranges from 0% to 3.5%.


We reserve the right to deduct any applicable charges such as premium taxes from each contribution or from distributions or upon termination of your contract. If we have deducted any applicable tax charges from contributions, we will not deduct a charge for the same taxes later. If, however, an additional tax is later imposed on us when you make a partial or full withdrawal, or your contract is terminated, or you begin receiving annuity payments, we reserve the right to deduct a charge at that time.


FEES PAID TO ASSOCIATIONS. We may pay associations a fee for enabling the Program to be made available to their memberships. The fee may be based on the number of employers whom we solicit, the number who participate in the Program, and/or the value of Program assets. We make these payments without any additional deduction or charge under the Program.


GENERAL INFORMATION ON FEES AND CHARGES


We will give you written notice of any change in the fees and charges. We may also establish a separate fee schedule for requested non-routine administrative services. During 2002 we received total fees and charges under the Program of $2,683,095.




                                                         31 CHARGES AND EXPENSES

8 Tax information

--------------------------------------------------------------------------------


President Bush signed the Economic Growth and Tax Relief Reconciliation Act of 2001 ("EGTRRA") on June 7, 2001. Many of the provisions of EGTRRA began to be effective on January 1, 2002 and are phased in during the first decade of the twenty-first century. In the absence of future legislation, all of the amendments made by EGTRRA will no longer apply after December 31, 2010, and the law in effect in 2001 will apply again. In general, EGTRRA liberalizes contributions that can be made to all types of tax-favored retirement plans. In addition to increasing amounts that can be contributed and permitting individuals over age 50 to make additional contributions, EGTRRA also permits rollover contributions to be made between different types of tax-favored retirement plans. Please discuss with your tax advisor how EGTRRA affects your personal financial situation.


In this section, we briefly outline current federal income tax rules relating to adoption of the Program, contributions to the Program and distributions to participants under qualified retirement plans. Certain other information about qualified retirement plans appears here and in the SAI. We do not discuss the effect, if any, of state tax laws that may apply. For tax advice, we suggest that you consult your tax advisor.

The United States Congress has in the past considered and may in the future consider proposals for legislation that, if enacted, could change the tax treatment of qualified retirement plans. In addition, the Treasury Department may amend existing regulations, issue new regulations, or adopt new interpretations of existing laws. State tax laws or, if you are not a United States resident, foreign tax laws, may affect the tax consequences to you or the beneficiary. These laws may change from time to time without notice and, as a result, the tax consequences may also change. There is no way of predicting whether, when or in what form any such change would be adopted.


Any such change could have retroactive effects regardless of the date of enactment. We suggest you consult your legal or tax advisor.


BUYING A CONTRACT TO FUND A RETIREMENT ARRANGEMENT

Annuity contracts can be purchased in connection with employer plans qualified under Code Section 401. How these arrangements work, including special rules applicable to each, is described in the Statement of Additional Information. You should be aware that the funding vehicle for a qualified arrangement does not provide any tax deferral benefit beyond that already provided by the Code for all permissible funding vehicles. Before choosing an annuity contract, therefore, you should consider the annuity's features and benefits, such as the contract's selection of investment funds, provision of guaranteed options and choices of pay-out options, as well as the features and benefits of other permissible funding vehicles and the relative costs of annuities and other arrangements. You should be aware that cost may vary depending on the features and benefits made available and the charges and expenses of the investment options or funds that you elect.

INCOME TAXATION OF DISTRIBUTIONS TO QUALIFIED PLAN PARTICIPANTS

In this section, the word "you" refers to the plan participant.

Amounts distributed to a participant from a qualified plan are generally subject to federal income tax as ordinary income when benefits are distributed to you or your beneficiary. Generally speaking, only your post-tax contributions, if any, are not taxed when distributed.

ELIGIBLE ROLLOVER DISTRIBUTIONS. Many types of distributions from qualified plans are "eligible rollover distributions" that can be transferred directly to another qualified plan, traditional individual retirement arrangement ("IRA"), an annuity under Section 403(b) of the Code, a retirement plan under Section 457 of the Code or rolled over to another plan or IRA within 60 days of the receipt of the distribution. If a distribution is an "eligible rollover distribution," 20% mandatory federal income tax withholding will apply unless the distribution is directly transferred to a qualified plan, 403(b), 457 and IRA. See



32 TAX INFORMATION

--------------------------------------------------------------------------------

"Eligible rollover distributions and federal income tax withholding" in the SAI for a more detailed discussion.

ANNUITY OR INSTALLMENT PAYMENTS. Each payment you receive is ordinary income for tax purposes, except where you have a "cost basis" in the benefit. Your cost basis is equal to the amount of your post-tax employee contributions, plus any employer contributions you had to include in gross income in prior years. You may exclude from gross income a portion of each annuity or installment payment you receive. If you (and your survivor) continue to receive payments after you have received your cost basis in the contract, all amounts will be taxable.


IN SERVICE WITHDRAWALS. Some plans allow in-service withdrawals of after-tax contributions. The portion of each withdrawal attributable to cost basis is not taxable. The portion of each withdrawal attributable to earnings is taxable. Withdrawals are taxable only after they exceed your cost basis if (a) they are attributable to your pre-January 1, 1987 contributions under (b) plans that permitted those withdrawals as of May 5, 1986. In addition, 20% mandatory Federal income tax withholding may also apply.


PREMATURE DISTRIBUTIONS. You may be liable for an additional 10% penalty tax on all taxable amounts distributed before age 591/2 unless the distribution falls within a specified exception or is rolled over into an IRA or other qualified plan.

The exceptions to the penalty tax include (a) distributions made on account of your death or disability, (b) distributions beginning after separation from service in the form of a life annuity or installments over your life expectancy (or the joint lives or life expectancies of you and your beneficiary), (c) distributions due to separation from active service after age 55 and (d) distributions you use to pay deductible medical expenses.


WITHHOLDING. In almost all cases, 20% mandatory income tax withholding will apply to all "eligible rollover distributions" that are not directly transferred to a qualified plan, 403(b), 457 and IRA. If a distribution is not an eligible rollover distribution, the recipient may elect out of withholding. The rate of withholding depends on the type of distribution. See "Eligible rollover distributions and federal income tax withholding" in the SAI. Under the Members Retirement Plan, we will withhold the tax and send you the remaining amount. Under an individually designed plan, we will pay the full amount of the distribution to the plan's trustee. The trustee is then responsible for withholding Federal income tax upon distributions to you or your beneficiary.


OTHER TAX CONSEQUENCES

Federal estate and gift taxes, state and local estate and inheritance taxes and other tax consequences of participation in the Program depend on the residence and the circumstances of each participant or beneficiary. For complete information on Federal, state, local and other tax considerations, you should consult a qualified tax advisor.


We cannot provide detailed information on all tax aspects of the plans or contracts. Moreover, the tax aspects that apply to a particular person's plan or contract may vary depending on the facts applicable to that person. We do not discuss state income and other state taxes, federal income tax and withholding rules for non-U.S. taxpayers, or federal gift and estate taxes. Rights or values under plans or contracts or payments under the contracts, for example, amounts due to beneficiaries, may be subject to gift or estate taxes. You should not rely only on this document, but should consult your tax advisor before your purchase.




                                                              33 TAX INFORMATION

9 More information

--------------------------------------------------------------------------------

ABOUT PROGRAM CHANGES OR TERMINATIONS

AMENDMENTS. The contract has been amended in the past and we and the Trustees may agree to amendments in the future. No future change can affect annuity benefits in the course of payment. If certain conditions are met, we may: (1) terminate the offer of any of the investment options and (2) offer new investment options with different terms.

TERMINATION. We may terminate the contract at any time. If the contract is terminated, we will not accept any further contributions. We will continue to hold amounts allocated to the Guaranteed Rate Accounts until maturity. Amounts already invested in the investment options may remain in the Program and you may also elect payment of benefits through us.

IRS DISQUALIFICATION

If your plan is found not to qualify under the Internal Revenue Code, we may:
(1) return the plan's assets to the employer (in our capacity as the plan administrator) or (2) prevent plan participants from investing in the separate accounts.

ABOUT THE SEPARATE ACCOUNTS

Each Investment Fund is one, or part of one, of our separate accounts. We established the separate accounts under special provisions of the New York Insurance Law. These provisions prevent creditors from any other business we conduct from reaching the assets we hold in our investment funds for owners of our variable annuity contracts, including our contracts. The results of each separate account's operations are accounted for without regard to Equitable Life's, or any other separate account's, operating results. We are the legal owner of all of the assets in the separate accounts and may withdraw any amounts we have in the separate accounts that exceed our reserves and other liabilities under variable annuity contracts.

The separate accounts that we call the Alliance Growth Equity, Alliance Mid Cap Growth, and Alliance Balanced Funds commenced operations in 1968, 1969, and 1979 respectively. Separate Account No. 66, which holds the other Funds offered under the contract, was established in 1997. Because of exclusionary provisions, none of the Funds is subject to regulation under the Investment Company Act of 1940. Separate Account No. 66, however, purchases Class IA shares and Class IB shares of EQ Advisors Trust. EQ Advisors Trust is registered as an open-end management investment company under the 1940 Act.

ABOUT LEGAL PROCEEDINGS

Equitable Life and its affiliates are parties to various legal proceedings. In our view, none of these proceedings is likely to have a material adverse effect upon the separate accounts, our ability to meet our obligations under the Program, or the distribution of contract interests under the Program.

ABOUT OUR INDEPENDENT ACCOUNTANTS


The financial statements listed below and incorporated in the SAI have been so incorporated in reliance on the reports of PricewaterhouseCoopers LLP, independent accountants, given on the authority of said firm as experts in auditing and accounting.

o The financial statements for Separate Account Nos. 3, 4, 10 and 66 as of December 31, 2002 and for each of the two years in the period then ended.

o The financial statements for Equitable Life as of December 31, 2002 and 2001 and for each of the three years in the periods then ended.


ABOUT THE TRUSTEE


As trustee, JPMorgan Chase Bank serves as a party to the contract. It has no responsibility for the administration of the Program or for any distributions or duties under the contract.


UNDERWRITER

AXA Advisors, LLC ("AXA Advisors"), the successor to EQ Financial Consultants, Inc., and an affiliate of Equitable Life, performs all sales functions for the Certificates and may be deemed to be the principal underwriter of separate account units under the group annuity contact. AXA Advisors is




34 MORE INFORMATION

--------------------------------------------------------------------------------

registered with the SEC as a broker-dealer under the Securities Exchange Act of 1934 and is a member of the National Association of Securities Dealers, Inc. AXA Advisors' principal business address is 1290 Avenue of the Americas, New York, NY 10104.

REPORTS WE PROVIDE AND AVAILABLE INFORMATION

We send reports annually to employers showing the aggregate Account Balances of all participants and information necessary to complete annual IRS filings.

As permitted by the SEC's rules, we omitted certain portions of the registration statement filed with the SEC from this prospectus and the SAI. You may obtain the omitted information by: (1) requesting a copy of the registration statement from the SEC's principal office in Washington, D.C., and paying prescribed fees, or (2) by accessing the EDGAR Database at the SEC's Website at http://www.sec.gov.

ACCEPTANCE

The employer or plan sponsor, as the case may be: (1) is solely responsible for determining whether the Program is a suitable funding vehicle and (2) should carefully read the prospectus and other materials before entering into an Adoption Agreement.






                                                             35 MORE INFORMATION

Appendix I: Condensed financial information

--------------------------------------------------------------------------------


These selected per unit data and ratios for the years ended December 31, 1993 through December 31, 2002 have been derived from the financial statements audited by PricewaterhouseCoopers LLP, independent accountants, in their reports included in the SAI. For years prior to 1993, the condensed financial information was audited by other independent accountants. The financial statements of each of the Funds as well as the consolidated financial statements of Equitable Life are contained in the SAI. Information is provided for the period that each Fund has been available under the Program, but not longer than ten years.


SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

ALLIANCE GROWTH EQUITY FUND - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA


--------------------------------------------------------------------------------------------------------------------------
                                                                              YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                                           2002          2001          2000          1999          1998
--------------------------------------------------------------------------------------------------------------------------
Income                                                   $    .88      $   1.28      $   1.57      $   1.78     $    1.59
Expenses (Note A)                                           (4.06)        (5.01)        (5.84)        (5.57)        (5.01)
Net investment loss                                         (3.18)        (3.73)        (4.27)        (3.79)        (3.42)
Net realized and unrealized gain
  (loss) on investments (Note B)                           (71.04)       (59.31)       (65.13)       102.66         (8.33)
Net increase (decrease) in Alliance Growth Equity
  Fund Unit Value                                          (74.22)       (63.04)       (69.40)        98.87        (11.75)
Alliance Growth Equity Fund Unit Value
  (Note C):
  Beginning of year                                        261.19        324.23        393.63        294.76        306.51
  End of year                                              186.97        261.19        324.23        393.63        294.76
Ratio of expenses to average net assets attributable
  to the Program                                             1.86%         1.80%         1.68%         1.69%         1.68%
Ratio of net income (loss) to average net assets
  attributable to the Program                               (1.46)%       (1.34)%       (1.23)%       (1.15)%       (1.15)%
Number of Alliance Growth Equity Fund Units
  outstanding at end of year (000's)                          154           159           165           181           228
Portfolio turnover rate (Note D)                               39%          132%           48%           72%           71%
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
                                                                             YEAR ENDED DECEMBER 31,
--------------------------------------------------------------------------------------------------------------------------
                                                          1997          1996          1995          1994          1993*
--------------------------------------------------------------------------------------------------------------------------
Income                                                  $   1.53      $   1.37      $   1.84      $   1.79       $  1.75
Expenses (Note A)                                          (4.55)        (3.82)        (3.25)        (2.76)        (2.54)
Net investment loss                                        (3.02)        (2.45)        (1.41)         (.97)         (.79)
Net realized and unrealized gain
  (loss) on investments (Note B)                           65.28         36.80         50.16         (3.76)        26.16
Net increase (decrease) in Alliance Growth Equity
  Fund Unit Value                                          62.26         34.35         48.75         (4.73)        25.37
Alliance Growth Equity Fund Unit Value
  (Note C):
  Beginning of year                                       244.25        209.90        161.15        165.88        140.51
  End of year                                             306.51        244.25        209.90        161.15        165.88
Ratio of expenses to average net assets attributable
  to the Program                                            1.65%         1.68%         1.74%         1.72%         1.69%
Ratio of net income (loss) to average net assets
  attributable to the Program                              (1.10)%       (1.08)%       (0.76)%       (0.60)%       (0.52)%
Number of Alliance Growth Equity Fund Units
  outstanding at end of year (000's)                         241           228           214           219           208
Portfolio turnover rate (Note D)                              62%          105%          108%           91%           82%
--------------------------------------------------------------------------------------------------------------------------


See notes following these tables.




                                 A-1 APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 3 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

ALLIANCE MID CAP GROWTH FUND - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA




-----------------------------------------------------------------------------------------------------------------------
                                                                         YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                                                       2002          2001         2000         1999            1998
-----------------------------------------------------------------------------------------------------------------------
Income                                               $    .08     $    .18     $    .39     $    .38        $    .34
Expenses (Note A)                                        (.62)        (.77)        (.96)        (.91)           (.97)
Net investment loss                                      (.54)        (.59)        (.57)        (.53)           (.63)
Net realized and unrealized gain (loss) on
  investments (Note B)                                 (11.21)       (8.46)       (7.17)        8.09           (7.48)
Net increase (decrease) in Alliance Mid Cap
  Growth Fund Unit Value                               (11.75)       (9.05)       (7.74)        7.56           (8.11)
Alliance Mid Cap Growth Fund Unit Value
  (Note C):
  Beginning of year                                     38.49        47.54        55.28        47.72           55.83
  End of year                                           26.74        38.49        47.54        55.28           47.72
Ratio of expenses to average net assets
  attributable to the Program                            2.02%        1.93%        1.82%        1.86%           1.84%
Ratio of net investment income (loss) to average
  net assets attributable to the Program                (1.76)%      (1.48)%      (1.07)%      (1.09)%         (1.20)%
Number of Alliance Mid Cap Growth Fund Units
  outstanding at end of year (000's)                      379          361          353          366             490
Portfolio turnover rate (Note D)                          161%         200%         136%         108%            195%
-----------------------------------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------
                                                                       YEAR ENDED DECEMBER 31,
-----------------------------------------------------------------------------------------------------------------------
                                                       1997         1996         1995         1994         1993*
-----------------------------------------------------------------------------------------------------------------------
Income                                               $   .26      $   .33      $   .24      $   .18      $   .26
Expenses (Note A)                                       (.97)        (.86)        (.69)        (.60)        (.57)
Net investment loss                                     (.71)        (.53)        (.45)        (.42)        (.31)
Net realized and unrealized gain (loss) on
  investments (Note B)                                  6.08         9.25         9.98        (1.32)        4.25
Net increase (decrease) in Alliance Mid Cap
  Growth Fund Unit Value                                5.37         8.72         9.53        (1.74)        3.94
Alliance Mid Cap Growth Fund Unit Value
  (Note C):
  Beginning of year                                    50.46        41.74        32.21        33.95        30.01
  End of year                                          55.83        50.46        41.74        32.21        33.95
Ratio of expenses to average net assets
  attributable to the Program                           1.82%        1.80%        1.86%        1.86%        1.84%
Ratio of net investment income (loss) to average
  net assets attributable to the Program               (1.33)%      (1.12)%      (1.21)%      (1.31)%      (1.02)%
Number of Alliance Mid Cap Growth Fund Units
  outstanding at end of year (000's)                     508          395          328          283          249
Portfolio turnover rate (Note D)                         176%         118%         137%          94%          83%
-----------------------------------------------------------------------------------------------------------------------


See notes following these tables.




A-2 APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 10 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

ALLIANCE BALANCED FUND - INCOME, EXPENSES AND CAPITAL CHANGES PER UNIT OUTSTANDING THROUGHOUT THE YEARS INDICATED AND OTHER SUPPLEMENTARY DATA



----------------------------------------------------------------------------------------------------
                                                                YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                                  2002       2001       2000       1999      1998
----------------------------------------------------------------------------------------------------
Income                                           $ 1.09    $  1.38    $  1.55    $  1.36   $  1.30
Expenses (Note A)                                  (.68)      (.71)      (.73)      (.68)     (.58)
Net investment income                               .41        .67        .82        .68       .72
Net realized and unrealized gain (loss) on
  investments (Note B)                            (4.15)     (3.05)     (2.36)      4.66      5.14
Net increase (decrease) in Alliance Balanced
  Fund Unit Value                                 (3.74)     (2.38)     (1.54)      5.34      5.86
Alliance Balanced Fund Unit Value (Note C):
  Beginning of year                               39.82      42.20      43.74      38.40     32.54
  End of year                                     36.08      39.82      42.20      43.74     38.40
Ratio of expenses to average net assets
  attributable to the Program                      1.80%      1.77%      1.68%      1.70%     1.65%
Ratio of net investment income to average net
  assets attributable to the Program               1.09%      1.66%      1.89%      1.70%     2.04%
Number of Alliance Balanced Fund Units
  outstanding at end of year (000's)                757        555        426        456       473
Portfolio turnover rate (Note D)                    288%       168%       145%        95%       89%
----------------------------------------------------------------------------------------------------

----------------------------------------------------------------------------------------------------
                                                              YEAR ENDED DECEMBER 31,
----------------------------------------------------------------------------------------------------
                                                   1997       1996       1995       1994      1993*
----------------------------------------------------------------------------------------------------
Income                                           $  1.21    $  1.00     $  .89    $   .74    $  .77
Expenses (Note A)                                   (.52)      (.48)      (.43)      (.40)     (.39)
Net investment income                                .69        .52        .46        .34       .38
Net realized and unrealized gain (loss) on
  investments (Note B)                              2.83       2.11       3.74      (2.60)     2.00
Net increase (decrease) in Alliance Balanced
  Fund Unit Value                                   3.52       2.63       4.20      (2.26)     2.38
Alliance Balanced Fund Unit Value (Note C):
  Beginning of year                                29.02      26.39      22.19      24.45     22.07
  End of year                                      32.54      29.02      26.39      22.19     24.45
Ratio of expenses to average net assets
  attributable to the Program                       1.68%      1.73%      1.79%      1.72      1.70%
Ratio of net investment income to average net
  assets attributable to the Program                2.25%      1.91%      1.90%      1.51%     1.61%
Number of Alliance Balanced Fund Units
  outstanding at end of year (000's)                 454        476        458        446       419
Portfolio turnover rate (Note D)                     165%       177%       170%       107%      102%
----------------------------------------------------------------------------------------------------


* Prior to July 22, 1993, Equitable Capital Management Corporation (Equitable Capital) served as the investment adviser to the Fund. On July 22, 1993, Alliance Capital Management L.P. acquired the business and substantially all of the assets of Equitable Life Capital and became the investment adviser to the Fund.

A. Enrollment fees are not included above and did not affect the Alliance Growth Equity, Alliance Mid Cap Growth or Alliance Balanced Fund Unit Values. Enrollment fees were generally deducted from contributions to the Program.

B. See Note 2 to Financial Statements of Separate Account Nos. 3 (Pooled), 4 (Pooled) and 10 (Pooled), which may be found in the SAI.

C. The value for an Alliance Growth Equity Fund Unit was established at $10.00 on January 1, 1968 under the National Association of Realtors Members Retirement Program (NAR Program). The NAR Program was merged into the Members Retirement Program on December 27, 1984. The values for an Alliance Mid Cap Growth and an Alliance Balanced Fund Unit were established at $10.00 on May 1, 1985, the date on which the Funds were first made available under the Program.

D. The portfolio turnover rate includes all long-term U.S. Government securities, but excludes all short-term U.S. Government securities and all other securities whose maturities at the time of acquisition were one year or less. Represents the annual portfolio turnover rate for the entire separate account.

Income, expenses, gains and losses shown above pertain only to participants' accumulations attributable to the Program. Other plans also participate in the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds and may have operating results and other supplementary data different from those shown above.



                                 A-3 APPENDIX I: CONDENSED FINANCIAL INFORMATION

--------------------------------------------------------------------------------

SEPARATE ACCOUNT NO. 66 UNIT VALUES


UNIT VALUES AND NUMBER OF UNITS OUTSTANDING FOR THESE FUNDS AT YEAR END FOR EACH VARIABLE INVESTMENT FUND, EXCEPT FOR THOSE FUNDS BEING OFFERED FOR THE FIRST TIME AFTER DECEMBER 31, 2002.




------------------------------------------------------------------------------------------------------------------------------
                                                               FOR THE YEARS ENDING DECEMBER 31,
------------------------------------------------------------------------------------------------------------------------------
                                                                                                                   INCEPTION
                                                    1998         1999         2000         2001         2002          DATE
------------------------------------------------------------------------------------------------------------------------------
EQ/Alliance Intermediate Government Securities
  Unit Value                                           -            -            -            -       $ 10.09       11/22/02
  Number of Units Outstanding                          -            -            -            -            17
EQ/Alliance International
  Unit Value                                           -            -            -            -       $ 10.84       11/22/02
  Number of Units Outstanding                          -            -            -            -           757
EQ/Alliance Technology Fund
  Unit Value                                           -            -            -      $  8.16       $  4.76        5/18/01
  Number of units outstanding                          -            -            -           28            58
EQ/Bernstein Diversified Value Fund
  Unit Value                                           -            -            -      $ 10.08       $  8.57        5/18/01
  Number of units outstanding                          -            -            -          371           433
EQ/Calvert Socially Responsible Fund
  Unit Value                                           -            -       $ 9.63      $  8.10       $  5.87         5/1/00
  Number of units outstanding                          -            -           12           36            57
EQ/Capital Guardian International Fund
  Unit Value                                           -            -            -      $  8.05       $  6.74        5/18/01
  Number of units outstanding                          -            -            -            3            22
EQ/Capital Guardian Research
  Unit Value                                           -            -            -            -       $ 10.87       11/22/02
  Number of Units Outstanding                          -            -            -            -           321
EQ/Capital Guardian U.S. Equity
  Unit Value                                           -            -            -            -       $  9.09        7/12/02
  Number of Units Outstanding                          -            -            -            -            18
EQ/Equity 500 Index Fund
  Unit Value                                                                $ 8.78      $  7.60       $  5.81        10/6/00
  Number of units outstanding (000's)                                          851          917         1,084
EQ/FI Small/Mid Cap Value Fund
  Unit Value                                      $ 9.42       $ 9.46       $ 9.81      $ 10.05       $  8.43         8/1/97
  Number of units outstanding (000's)                217          159          158          232           374
EQ/MFS Emerging Growth Companies Fund
  Unit Value                                           -            -       $ 8.01      $  5.20       $  3.36         5/1/00
  Number of units outstanding                          -            -           59          108           187
EQ/Small Company Index Fund
  Unit Value                                           -            -            -      $  9.97       $  7.76        5/18/01
  Number of units outstanding                          -            -            -           38            79
------------------------------------------------------------------------------------------------------------------------------


A-4 APPENDIX I: CONDENSED FINANCIAL INFORMATION

Statement of additional information

--------------------------------------------------------------------------------

TABLE OF CONTENTS



                                                                        PAGE
Funding of the Program .............................................    SAI-2
Your Responsibilities as Employer ..................................    SAI-2
Procedures for Withdrawals, Distributions and Transfers ............    SAI-2
Types of Benefits ..................................................    SAI-5
Provisions of the Members Retirement Plan ..........................    SAI-8
Investment Restrictions Applicable to the Alliance Growth Equity,
  Alliance Mid Cap Growth and Alliance Balanced Funds ..............   SAI-12
How We Determine the Unit Value for the Funds ......................   SAI-14
How We Value the Assets of the Funds ...............................   SAI-14
Fund Transactions ..................................................   SAI-15
Investment Management and Accounting Fee ...........................   SAI-17
Underwriter ........................................................   SAI-17
Our Management .....................................................   SAI-18
Financial Statements ...............................................   SAI-21


CLIP AND MAIL TO US TO RECEIVE A
STATEMENT OF ADDITIONAL INFORMATION

To:  The Equitable Life Assurance Society
       of the United States
     Box 2468 G.P.O.
     New York, NY 10116


Please send me a copy of the Statement of Additional Information for the Members Retirement Program Prospectus dated May 1, 2003.



-----------------------------------------------------------------------------
Name

-----------------------------------------------------------------------------
Address

-----------------------------------------------------------------------------


-----------------------------------------------------------------------------


Copyright 2003 by The Equitable Life Assurance Society of the United States. All rights reserved.


                                         S-1 STATEMENT OF ADDITIONAL INFORMATION

About Equitable Life

--------------------------------------------------------------------------------

The Equitable Life Assurance Society of the United States ("Equitable Life") is the issuer of the group annuity contract that funds the Program. Equitable Life also makes forms of plans and trusts available, and offers recordkeeping and participant services to facilitate the operation of the Program.

Equitable Life is a New York stock life insurance corporation and has been doing business since 1859. We are a wholly-owned subsidiary of AXA Financial, Inc. (previously The Equitable Companies Incorporated). The sole shareholder of AXA Financial, Inc. is AXA, a French holding company for an international group of insurance and related financial services companies. As the sole shareholder, and under its other arrangements with Equitable Life and Equitable Life's parent, AXA exercises significant influence over the operations and capital structure of Equitable Life and its parent. No company other than Equitable Life's related companies, however, has any legal responsibility to pay amounts that Equitable Life owes under the contract.

AXA Financial Inc., and its consolidated subsidiaries manage approximately $415.31 billion in assets as of December 31, 2002. For more than 100 years Equitable Life has been among the largest insurance companies in the United States. We are licensed to sell life insurance and annuities in all fifty states, the District of Columbia, Puerto Rico, and the U.S. Virgin Islands. Our home office is located at 1290 Avenue of the Americas, New York, NY 10104.

--------------------------------------------------------------------------------

HOW TO REACH US.

You may communicate with our processing office as listed below for the purposes described. Certain methods of contacting us, such as by telephone or electronically may be unavailable or delayed (for example our facsimile service may not be available at all times and/or we may be unavailable due to emergency closing). In addition, the level and type of service available may be restricted based on criteria established by us.

You can reach us as indicated below to obtain:

o Copies of any plans, trusts, participation agreements, or enrollment or other forms used in the Program.

o  Unit values and other account information under your plan,

o Any other information or materials that we provide in connection with the Program.


INFORMATION ON JOINING THE PROGRAM

BY PHONE:
1-800-523-1125 (Retirement Program Specialists available weekdays 9 AM to 5 PM Eastern Time)

BY REGULAR MAIL:
The Members Retirement Program
c/o Equitable Life
Box 2011
Secaucus, NJ 07096

BY REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
The Members Retirement Program
c/o Equitable Life
200 Plaza Drive, Second Floor
Secaucus, NJ 07094

BY INTERNET:
The Members Retirement Program website www.equitable.com/mrp, provides information about the Program, as well as several interactive tools and resources that can help answer some of your retirement planning questions. The website also provides an e-mail feature that can be accessed by clicking on either "Contact us" or "Send E-Mail to the Equitable."


NO PERSON IS AUTHORIZED BY THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES TO GIVE ANY INFORMATION OR MAKE ANY REPRESENTATIONS OTHER THAN THOSE CONTAINED IN THIS PROSPECTUS AND THE SAI, OR IN OTHER PRINTED OR WRITTEN MATERIAL ISSUED BY EQUITABLE LIFE. YOU SHOULD NOT RELY ON ANY OTHER INFORMATION OR REPRESENTATION.


INFORMATION ONCE YOU JOIN THE PROGRAM

BY PHONE:
1-800-526-2701 (U.S.) or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom (Account Executives available weekdays 9 AM to 5 PM Eastern Time).

TOLL-FREE AIMS:

By calling 1-800-526-2701 or 1-800-526-2701-0, you may, with your assigned personal security code, use AIMS to:

o  Transfer between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing guaranteed options.

o Hear investment performance information, including investment fund unit values and current guaranteed option interest rates.

AIMS operates 24 hours a day. You may speak with our Account Executives during regular business hours about any matters covered by the AIMS.


BY INTERNET FOR AMOUNTS IN THE TRUST
By logging on to www.equitable.com/mrp, Client Services you may, with your social security number and your personal security code, use the Internet to access certain retirement account information such as:

o Investment performance, current and historical investment fund unit values, and current guaranteed option interest rates.

o Transfer assets between investment options and obtain account balance information.

o Change the allocation of future contributions and maturing Guaranteed Rate Accounts.

BY REGULAR MAIL:
(correspondence):
The Members Retirement Program
Box 2468 G.P.O.
New York, NY 10116


FOR CONTRIBUTION CHECKS ONLY:
The Members Retirement Program
P.O. Box 1599
Newark, NJ 07101-9764

FOR REGISTERED, CERTIFIED, OR OVERNIGHT DELIVERY:
The Members Retirement Program
c/o Equitable Life
200 Plaza Drive, 2B-55
Secaucus, NJ 07094

BY E-MAIL
We welcome your comments and questions regarding the Members Retirement Program. If you have a comment or suggestion about the Members Website we would appreciate hearing from you. Go to www.equitable.com/mrp, Client Services and click on "Contact Us" or click on "email the Members Retirement Program."

--------------------------------------------------------------------------------
                      STATEMENT OF ADDITIONAL INFORMATION
--------------------------------------------------------------------------------

MAY 1, 2003


                           MEMBERS RETIREMENT PROGRAM
--------------------------------------------------------------------------------

This Statement of Additional Information ("SAI") is not a prospectus. You should read this SAI in conjunction with Equitable Life's prospectus dated May 1, 2003 for the Members Retirement Program.


A copy of the prospectus to which this SAI relates is available at no charge by writing to Equitable Life at Box 2468 G.P.O., New York, New York 10116 or by calling our toll-free telephone number, in the U.S., 1-800-526-2701 or 1-800-526-2701-0 from France, Israel, Italy, Republic of Korea, Switzerland, and the United Kingdom. Definitions of special terms used in this SAI are found in the prospectus.


Certain of the cross references in this SAI are contained in the prospectus dated May 1, 2003 to which this SAI relates.



                              CONTENTS OF THIS SAI


                                                      PAGE IN SAI
                                                      ------------
Funding of the Program .............................      SAI-2
Your Responsibilities as Employer ..................      SAI-2
Procedures for Withdrawals, Distributions and
   Transfers .......................................      SAI-2
  Pre-Retirement Withdrawals .......................      SAI-2
  Benefit Distributions ............................      SAI-3
  Death Benefits ...................................      SAI-3
  Eligible Rollover Distributions and Federal
      Income Tax Withholding .......................      SAI-4
  Premature Withdrawals and Transfers from a GRA ...      SAI-4
  Maturing GRAs ....................................      SAI-5
Types of Benefits ..................................      SAI-5
Provisions of the Members Retirement Plan ..........      SAI-8
  Plan Eligibility Requirements ....................      SAI-8
  Contributions to Qualified Plans .................      SAI-8
  Contributions to the Members Retirement Plan .....      SAI-8
  Allocation of Contributions ......................     SAI-10
  The Members Retirement Plan and Section
      404(c) of ERISA ..............................     SAI-10
  Vesting ..........................................     SAI-11
Investment Restrictions and Certain Investment
  Techniques Applicable to the Alliance Growth
  Equity, Alliance Mid Cap Growth and Alliance
  Balanced Funds ...................................     SAI-12
How We Determine Unit Values for the Funds .........     SAI-14
How We Value the Assets of the Funds ...............     SAI-14
Fund Transactions ..................................     SAI-15
Investment Management and Accounting Fee ...........     SAI-17
Underwriter ........................................     SAI-17
Our Management .....................................     SAI-18
Financial Statements ...............................     SAI-21


----------

Copyright 2003 by The Equitable Life Assurance Society of The United States, 1290 Avenue of the Americas, New York, New York 10104. All rights reserved.

--------------------------------------------------------------------------------


FUNDING OF THE PROGRAM

The Program is primarily funded through a group annuity contract issued by Equitable Life. The Trustee holds the contract for the benefit of employers and participants in the Program.


YOUR RESPONSIBILITIES AS EMPLOYER

If you adopt the Members Retirement Plan, you as the employer and plan administrator will have certain responsibilities, including:

    o sending us your contributions at the proper time and in the proper format (including contribution type and fiscal year);

    o maintaining all personnel records necessary for administering your plan;


    o determining who is eligible to receive benefits;


    o forwarding to us and, when required signing, all the forms your employees are required to submit;


    o distributing summary plan descriptions, confirmation notices, quarterly notices and participant annual reports to your employees and former employees;

    o distributing our prospectuses and confirmation notices to your employees and, in some cases, former employees;

    o filing an annual information return for your plan with the Department of Labor, if required;

    o providing us the information with which to run special non-discrimination tests, if you have a 401(k) plan or your plan accepts post-tax employee or employer matching contributions;

    o determining the amount of all contributions for each participant in the plan;

    o forwarding salary deferral and post-tax employee contributions to us as soon as possible (and in any event, no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions);

    o selecting interest rates and monitoring default procedures if you elect the loan provision in your plan; and

    o providing us with written instructions for allocating amounts in the plan's forfeiture account.


If you, as an employer, have an individually designed plan, your responsibilities will not be increased in any way by adopting the Pooled Trust for investment only.


We can provide guidance and assistance in the performance of your responsibilities. If you have questions about any of your obligations, you can contact our Account Executives at 1-800-526-2701 or write to us at Box 2468 G.P.O., New York, New York 10116.


PROCEDURES FOR WITHDRAWALS, DISTRIBUTIONS AND TRANSFERS


PRE-RETIREMENT WITHDRAWALS. Under the Members Retirement Plan, self-employed persons generally may not receive a distribution prior to age 591/2, and employees generally may not receive a distribution prior to severance from employment. However, if the Members Retirement Plan is maintained as a profit sharing plan, you may request distribution of benefits after you reach age 591/2 even if you are still working, as long as you are 100% vested.


In addition, if your employer has elected to make hardship withdrawals available under your plan, you may request distribution before age 591/2 in the case of financial hardship (as defined in your plan). In a 401(k) plan, the plan's definition of hardship applies to employer contributions but not to your 401(k) contributions--including employee pre-tax contributions, employer qualified non-elective contributions and qualified matching contributions. To withdraw your own 401(k) contributions, plus interest earned on


                                     SAI-2

--------------------------------------------------------------------------------

these amounts prior to 1989, you must demonstrate financial hardship within the meaning of applicable Income Tax Regulations. Each withdrawal must be at least $1,000 (or, if less, your entire Account Balance or the amount of your hardship withdrawal under a profit sharing or 401(k) plan). If your employer terminates the plan, all amounts (subject to GRA restrictions) may be distributed to participants at that time except salary deferral amounts if there is a successor plan.

You may withdraw all or part of your Account Balance under the Members Retirement Plan attributable to post-tax employee contributions at any time, subject to any withdrawal restrictions applicable to the Investment Options, provided that you withdraw at least $300 at a time (or, if less, your Account Balance attributable to post-tax employee contributions). See "Tax information" in the prospectus.


We pay all benefit payments (including withdrawals due to plan terminations) in accordance with the rules described below in the "Benefit Distributions" discussion. We effect all other participant withdrawals as of the close of the business day we receive the properly completed form.


In addition, if you are married, your spouse may have to consent in writing before you can make any type of withdrawal, except for the purchase of a Qualified Joint and Survivor Annuity. See "Spousal Consent Requirement" later in this SAI.

Under an individually designed plan, the availability of pre-retirement withdrawals depends on the terms of the plan. We suggest that you ask your employer what types of withdrawals are available under your plan.

Transfers and withdrawals from certain of the investment funds may be delayed if there is any delay in redemption of shares of the respective mutual funds in which the Funds invest. We generally do not expect any delays.

PLEASE NOTE THAT GENERALLY YOU MAY NOT MAKE WITHDRAWALS FROM THE GUARANTEED RATE ACCOUNTS PRIOR TO MATURITY, EVEN IF THE EMPLOYER PLAN PERMITS WITHDRAWALS PRIOR TO THAT TIME.

BENEFIT DISTRIBUTIONS. In order for you to begin receiving benefits under the Members Retirement Plan, your employer must send us your properly completed Election of Benefits form and, if applicable, Beneficiary Designation form. Your benefits will commence according to the provisions of your plan.


Under an individually designed plan, your employer must send us a request for disbursement form. We will process single sum payments as of the close of business on the day we receive a properly completed form. A check payable to the plan's trustee will be forwarded within five days after processing begins. If you wish to receive annuity payments, your plan's trustee may purchase a variable annuity contract from us. We will pay annuity payments directly to you and payments will commence according to the provisions of your plan.


Please note that we use the value of your vested benefits at the close of the business day payment is due to determine the amount of benefits you receive. We will not, therefore, begin processing your check until the following business day. You should expect your check to be mailed within five days after processing begins. Annuity checks can take longer. If you would like expedited delivery at your expense, you may request it on your Election of Benefits Form.

Distributions under a qualified retirement plan such as yours are subject to extremely complicated legal requirements. When you are ready to retire, we suggest that you discuss the available payment options with your employer or financial advisor. Our Account Executives can provide you or your employer with information.


DEATH BENEFITS. If a participant in the Members Retirement Plan dies without designating a beneficiary, the vested benefit will automatically be paid to the spouse or, if the participant is not married, to the first surviving class of his or her (a) children, (b) parents and (c) brothers and sisters. If none of them survives, the participant's vested benefit will be paid to the participant's estate.



                                     SAI-3

--------------------------------------------------------------------------------

ELIGIBLE ROLLOVER DISTRIBUTIONS AND FEDERAL INCOME TAX WITHHOLDING. All "eligible rollover distributions" are subject to mandatory Federal income tax withholding of 20% unless the participant elects to have the distribution directly rolled over to a qualified plan, 403(b), 457 and traditional individual retirement arrangement (IRA). An "eligible rollover distribution" is generally any distribution that is not one of a series of substantially equal periodic payments made (not less frequently than annually): (1) for the life (or life expectancy) of the plan participant or the joint lives (or joint life expectancies) of the plan participant and his or her designated beneficiary, or
(2) for a specified period of 10 years or more. In addition, the following are not subject to mandatory 20% withholding:


    o hardship withdrawals of salary deferral contributions;


    o certain corrective distributions under Code Section 401(k) plans;

    o loans that are treated as distributions;

    o a distribution to a beneficiary other than to a surviving spouse or a current or former spouse under a qualified domestic relations order; and

    o required minimum distributions under Code Section 401(a)(9).

If we make a distribution to a participant's surviving spouse, or to a current or former spouse under a qualified domestic relations order, the distribution may be an eligible rollover distribution, subject to mandatory 20% withholding, unless one of the exceptions described above applies.

If a distribution is not an "eligible rollover distribution," we will withhold income tax from all taxable payments unless the recipient elects not to have income tax withheld.

PREMATURE WITHDRAWALS AND TRANSFERS FROM A GRA. You may transfer amounts from other investment options to a GRA at any time. Transfers may not be made from one GRA to another or from a GRA to one of the other investment options until the maturity date of the GRA. Likewise, you may not remove amounts from a GRA prior to maturity in order to obtain a plan loan or make a hardship or in-service withdrawal. If your plan's assets are transferred to another funding vehicle from the Program or if your plan is terminated, we will continue to hold your money in GRAs until maturity. All such GRAs will be held in the Pooled Trust under the investment-only arrangement. See "Guaranteed Rate Accounts" in the prospectus.

We do not permit withdrawals before maturity unless your plan permits them and they are exempt or qualified, as we explain below. You may take exempt withdrawals without penalty at any time. Qualified withdrawals are subject to a penalty. We do not permit qualified withdrawals from a five-year GRA during the first two years after the end of its offering period. This rule does not apply if the amount of the applicable penalty is less than the interest you have accrued. If you have more than one GRA and you are taking a partial withdrawal or installments, we will first use amounts held in your most recently purchased three-year or five-year GRA that is available under the withdrawal rules for exempt and qualified withdrawals.

Exempt Withdrawal. Amounts may be withdrawn without penalty from a GRA prior to its maturity if:

    o you are a professional age 59 1/2 or older and you elect an installment payout of at least three years or an annuity benefit;

    o you are not a professional and you attain age 59 1/2 or terminate employment (including retirement);

    o you are disabled;

    o you attain age 70 1/2; or

    o you die.

If you are a participant under a plan which was adopted by an employer which is not a member of a professional association which makes the Program available as a benefit of membership, the above rules


                                     SAI-4

--------------------------------------------------------------------------------

will be applied substituting the term "highly compensated" for "professional" and "non-highly compensated" for "not a professional." For this purpose, "highly compensated" shall have the meaning set forth under "Provisions of the Members Plans--Contributions to the Members Retirement Plan" later in this SAI.

Qualified Withdrawal. You may withdraw amounts with a penalty from a GRA prior to its maturity if you are a professional and are taking payments upon retirement after age 59 1/2 under a distribution option of less than three years duration. The interest paid to you upon withdrawal will be reduced by an amount calculated as follows:

      (i) the amount by which the three-year GRA rate being offered on the date of withdrawal exceeds the GRA rate from which the withdrawal is made, times

      (ii)  the years and/or fraction of a year until maturity, times

      (iii) the amount withdrawn from the GRA.

We will make this calculation based on GRA rates without regard to deductions for the applicable Program expense charge. If the three-year GRA is not being offered at the time of withdrawal, the adjustment will be based on then current rates on U.S. Treasury notes or for a comparable option under the Program.

We will never reduce your original contributions by this adjustment. We make no adjustment if the current three-year GRA rate is equal to or less than the rate for the GRA from which we make the qualified withdrawal. We calculate a separate adjustment for each GRA. If the interest accumulated in one GRA is insufficient to recover the amount calculated under the formula, we may deduct the excess as necessary from interest accumulated in other GRAs of the same duration.

Example: You contribute $1,000 to a three-year GRA on January 1 with a rate of 4%. Two years later you make a qualified withdrawal. Your GRA balance is $1,082. The current GRA rate is 6%; (i) 6%-4%=2%, (ii) 2% X 1 year=2%, (iii) 2%
X $1,082=$21.64. The withdrawal proceeds would be $1,082-$21.64=$1,060.36.


MATURING GRAs

    o Your confirmation notice lists the maturity date for each GRA you hold.


    o You may arrange in advance for the reinvestment of your maturing GRAs by using AIMS or accessing the website on the Internet. (GRA maturity allocation change requests received on a business day before 4:00 P.M. Eastern Time are effective four days after we receive them. GRA maturity allocation change requests received after 4:00 P.M. Eastern Time or on a non-business day are effective four days after the next business day after we receive them.)


    o The instructions you give us remain in effect until you change them (again, your GRA maturity allocation change request will be processed as described above).

    o You may have different instructions for your GRAs attributable to employer contributions than for your GRAs attributable to employee contributions.

    o If you have never provided GRA maturity instructions, your maturing GRAs will be allocated to the Money Market Guarantee Account.


TYPES OF BENEFITS


Under the Members Retirement Plan, you may select one or more of the following forms of distribution once you are eligible to receive benefits. If your employer has adopted an individually designed plan that does not offer annuity benefits, not all of these distribution forms may be available to you. We suggest you ask your employer what types of benefits are available under your plan.



                                     SAI-5

--------------------------------------------------------------------------------

QUALIFIED JOINT AND SURVIVOR ANNUITY. An annuity providing equal monthly payments for your life and, after your death, for your surviving spouse's life. No payments will be made after you and your spouse die, even if you have received only one payment prior to the last death. THE LAW REQUIRES THAT IF THE VALUE OF YOUR VESTED BENEFITS EXCEEDS $5,000, YOU MUST RECEIVE A QUALIFIED JOINT AND SURVIVOR ANNUITY UNLESS YOUR SPOUSE CONSENTS IN WRITING TO A CONTRARY ELECTION. Please see "Spousal Consent Requirements" below.

LUMP SUM PAYMENT. A single payment of all or part of your vested benefits. If you take a partial payment of your balance, it must be at least $1,000. If you have more than one GRA, amounts held in your most recent GRA will first be used to make payment. If your vested benefit is $5,000 or less, you will receive a lump sum payment of the entire amount.


PERIODIC INSTALLMENTS. Monthly, quarterly, semi-annual or annual payments over a period of at least three years, where the initial payment on a monthly basis is at least $300. You can choose either a time-certain payout, which provides variable payments over a specified period of time, or a dollar-certain payout, which provides level payments over a variable period of time. During the installment period, your remaining Account Balance will be invested in whatever investment options you designate; each payment will be drawn pro rata from all the investment options you have selected. If you have more than one GRA, amounts held in your most recently purchased three-year or five-year GRA will first be used to make installment payments. If you die before receiving all the installments, we will make the remaining payments to your beneficiary, subject to IRS minimum distribution rules and beneficiary election. We do not offer installments for benefits under individually designed plans.


LIFE ANNUITY. An annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment prior to your death.

LIFE ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years. The longer the specified period, the smaller the monthly payments will be.

JOINT AND SURVIVOR ANNUITY. An annuity providing monthly payments for your life and that of your beneficiary. You may specify the percentage of the original annuity payment to be made to your beneficiary. Subject to legal limitations, that percentage may be 100%, 75%, 50%, or any other percentage you specify.

JOINT AND SURVIVOR ANNUITY--PERIOD CERTAIN. An annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years and the percentage of the annuity payment to be made to your beneficiary (as noted above under Joint and Survivor Annuity). The longer the specified period, the smaller your monthly payments will be.

CASH REFUND ANNUITY. An annuity providing equal monthly payments for your life with a guarantee that the sum of those payments will be at least equal to the portion of your vested benefits used to purchase the annuity. If upon your death the sum of the monthly payments to you is less than that amount, your beneficiary will receive a lump sum payment of the remaining guaranteed amount.


FIXED AND VARIABLE ANNUITY CHOICES

The cost of the fixed annuity is determined from tables in the group annuity contract which show the amounts necessary to purchase each $1 of monthly payment (after deduction of any applicable taxes and the annuity administrative charge described below). Payments depend on the annuity selected, your age, and the age of your beneficiary if you select a joint and survivor annuity. We may change the tables in the contract no more than once every five years.


                                     SAI-6

--------------------------------------------------------------------------------

The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, an annuity administrative charge of $350 will be deducted from the amount used to purchase the annuity. If we give any group pension client with a qualified profit sharing plan a better annuity purchase rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case.


Under a Qualified Joint and Survivor Annuity or a Cash Refund Annuity, the amount of the monthly payments is fixed at retirement and remains level throughout the distribution period. Under the Life Annuity, Life Annuity--Period Certain, Joint and Survivor Annuity and Joint and Survivor Annuity--Period Certain, you may select either fixed or variable payments. The variable payments reflect the investment performance of the Growth Equity Fund. If you are interested in a variable annuity, when you are ready to select your benefit please ask our Account Executives for our variable annuity prospectus supplement.


The chart below shows the relative financial value of the different annuity options, based on our current rates for fixed annuities. This chart is provided as a sample. The numbers provided in the Rate per $1.00 of Annuity column, which are used to calculate the monthly annuity provided, are subject to change. The example assumes the annuitant's age is 651/2 years, the joint annuitant's age is the same and the amount used to purchase the annuity is $100,000. The annuity administrative charge of $350 is deducted from the purchase price of $100,000, leaving a total of $99,650 to be applied to purchase the annuity. Certain legal requirements may limit the forms of annuity available to you.

                                                      AMOUNT TO BE                             MONTHLY
                                                   APPLIED ON ANNUITY     RATE PER $1.00       ANNUITY
ANNUITY FORM                                          FORM ELECTED          OF ANNUITY        PROVIDED
-----------------------------------------------   --------------------   ----------------   ------------
Life                                                     $99,650            $  143.06        $  696.56
Cash Refund                                               99,650               150.82           660.72
5 Year Certain Life                                       99,650               144.62           689.05
10 Year Certain Life                                      99,650               148.55           670.82
15 Year Certain Life                                      99,650               153.87           647.62
100% Joint & Survivor Life                                99,650               168.01           593.12
75% Joint & Survivor Life                                 99,650               161.16           618.33*
50% Joint & Survivor Life                                 99,650               155.13           642.36*
100% Joint & Survivor--5 Year Certain Life**              99,650               168.04           593.01
100% Joint & Survivor--10 Year Certain Life**             99,650               168.27           592.20
100% Joint & Survivor--15 Year Certain Life**             99,650               168.91           589.96
100% Joint & Survivor--20 Year Certain Life**             99,650               170.10           585.83

----------
* Represents the amount payable to the primary annuitant. A surviving joint annuitant would receive the applicable percentage of the amount paid to the primary annuitant.

** You may also elect a Joint and Survivor Annuity--Period Certain with a monthly benefit payable to the surviving joint annuitant in any percentage you specify.


SPOUSAL CONSENT REQUIREMENTS


Under the Members Retirement Plan, you may designate a non-spouse beneficiary any time after the earlier of: (1) the first day of the plan year in which you attain age 35, or (2) the date on which you separate from service with your employer. If you designate a beneficiary other than your spouse prior to your reaching age 35, your spouse must consent to the designation and, upon your reaching age 35, must again give his or her consent or the designation will lapse. In order for you to make a withdrawal, elect a form of benefit other than a Qualified Joint and Survivor Annuity or designate a non-spouse beneficiary,



                                     SAI-7

--------------------------------------------------------------------------------

your spouse must consent to your election in writing within the 90 day period before your annuity starting date. To consent, your spouse must sign on the appropriate line on your election of benefits or beneficiary designation form. Your spouse's signature must be witnessed by a notary public or plan representative.

If you change your mind, you may revoke your election and elect a Qualified Joint and Survivor Annuity or designate your spouse as beneficiary, simply by filing the appropriate form. Your spouse's consent is not required for this revocation.


It is also possible for your spouse to sign a blanket consent form. By signing this form, your spouse consents not just to a specific beneficiary or, with respect to the waiver of the Qualified Joint and Survivor Annuity, the form of distribution, but gives you the right to name any beneficiary, or if applicable, form of distribution you want. Once you file such a form, you may change your election whenever you want, even without spousal consent.



PROVISIONS OF THE MEMBERS RETIREMENT PLAN

PLAN ELIGIBILITY REQUIREMENTS. Under the Members Retirement Plan, the employer specifies the eligibility requirements for its plan in the Adoption Agreement. The employer may exclude any employee who has not attained a specified age (not to exceed 21) and completed a specified number of years (not to exceed two) in each of which he completed 1,000 hours of service. No more than one year of eligible service may be required for a 401(k) arrangement.

CONTRIBUTIONS TO QUALIFIED PLANS. We outline below the current Federal income tax rules relating to contributions under qualified retirement plans. This outline assumes that you are not a participant in any other qualified retirement plan.

The employer deducts contributions to the plan in the year it makes them. As a general rule, an employer must make contributions for any year by the due date (including extensions) for filing its federal income tax return for that year. However, Department of Labor ("DOL") rules generally require that the employer contribute participants' salary deferral (or post-tax employee contribution) amounts under a 401(k) plan as soon as practicable after the payroll period applicable to a deferral. In any event, the employer must make these contributions no later than the 15th business day of the month following the month in which the employer withholds or receives participant contributions.

If the employer contributes more to the plan than it may deduct under the rules we describe below, the employer (a) may be liable for a 10% penalty tax on that nondeductible amount and (b) may risk disqualifying the plan.

CONTRIBUTIONS TO THE MEMBERS RETIREMENT PLAN. The employer makes annual contributions to its plan based on the plan's provisions.

An employer that adopts the Members Retirement Plan as a profit sharing plan makes discretionary contributions as it determines annually. The aggregate employer contribution to the plan may not exceed 25% of all participants' compensation for the plan year. For plan purposes, compensation for self-employed persons does not include deductible plan contributions on behalf of the self-employed person.

A 401(k) arrangement is available as part of the profit sharing plan. Employees may make pre-tax contributions to a plan under a 401(k) arrangement. The maximum amount that highly compensated employees may contribute depends on (a) the amount that non-highly compensated employees contribute and (b) the amount the employer designates as a nonforfeitable 401(k) contribution. Different rules apply to a SIMPLE 401(k) or safe harbor 401(k).


                                     SAI-8

--------------------------------------------------------------------------------


For 2003, a "highly compensated" employee, for this purpose, is (a) an owner of more than 5% of the business, or (b) anyone with earnings of more than $90,000 from the business in 2002. For (b), the employer may elect to include only employees in the highest paid 20%. In any event, the maximum amount each employee may defer is limited to $12,000 for 2003 (which amount shall increase by $1,000 each year up to 2006), reduced by that employee's salary reduction contributions to simplified employee pension plans established before 1997 (SARSEPs), SIMPLE plans, employee contributions to tax deferred Section 403(b) arrangements, and contributions deductible by the employee under a trust described under Section 501(c)(18) of the Internal Revenue Code. The maximum amount a participant may defer in a SIMPLE 401(k) plan for 2003 is $8,000.

Effective January 1, 2003, an additional "catch-up" elective deferral of up to $2,000 can be made by any employees who are at least age 50 at any time during 2003. (Catch up elective deferral amount increases $1,000 per year through 2006.)


Matching contributions to a 401(k) plan on behalf of a self-employed individual are no longer treated as elective deferrals, and are the same as matching contributions for other employees.

Employers may adopt a safe harbor 401(k) arrangement. Under this arrangement, an employer agrees to offer a matching contribution equal to (a) 100% of salary deferral contributions up to 3% of compensation and (b) 50% of salary deferral contributions that exceed 3% but are less than 5% of compensation or a 3% non-elective contribution to all eligible employees. These contributions must be non-forfeitable. If the employer makes these contributions and meets the notice requirements for safe harbor 401(k) plans, the plan is not subject to non-discrimination testing on salary deferral and matching or non-elective contributions described above.

If the employer adopts the Members Retirement Plan as a defined contribution pension plan, its contribution is equal to the percentage of each participant's compensation that the Adoption Agreement specifies.


Under any type of plan, an employer must disregard compensation in excess of $200,000 in 2003 in making contributions. This amount will be adjusted for cost-of-living changes in future years in $5,000 increments rounded to the next lowest multiple of $5,000. An employer may integrate contributions with Social Security. This means that contributions, for each participant's compensation, that exceed the integration level may be greater than contributions for compensation below the integration level. The Federal tax law imposes limits on this excess. Your Account Executive can help you determine the legally permissible contribution.

Except in the case of certain non-top heavy plans, contributions for non-key employees must be at least 3% of compensation (or, under the profit sharing plan, the percentage the employer contributes for key employees, if less than 3%). In 2003, "key employee" means (a) an officer of the business with earnings of more than $130,000 or (b) an owner of more than 5% of the business, or (c) an owner of more than 1% of the business with earnings of more than $150,000. For purposes of (a), no more than 50 employees (or, if less, the greater of three or 10% of the employees) shall be treated as officers.


Certain plans may also permit participants to make post-tax contributions. We will maintain a separate account to reflect each participant's post-tax contributions and the earnings (or losses) on those contributions. Post-tax contributions are subject to complex rules under which the maximum amount that a highly compensated employee may contribute depends on the amount that non-highly compensated employees contribute. BEFORE PERMITTING ANY HIGHLY-COMPENSATED EMPLOYEE TO MAKE POST-TAX CONTRIBUTIONS, THE EMPLOYER SHOULD VERIFY THAT IT HAS PASSED ALL NON-DISCRIMINATION TESTS. If an employer employs only "highly compensated" employees (as defined above), the plan will not accept post-tax contributions. In addition, the employer may make matching contributions to certain plans, i.e., contributions that are based on the amount of post-tax or pre-tax 401(k) contributions that plan participants make. Special


                                     SAI-9

--------------------------------------------------------------------------------

non-discrimination rules apply to matching contributions. These rules may limit the amount of matching contributions that an employer may make for highly compensated employees. These non-discrimination rules for matching contributions do not apply to SIMPLE and safe harbor 401(k) plans.

Contributions (including forfeiture amounts) for each participant may not exceed the lesser of (a) $40,000 and (b) 100% of the participant's earnings (excluding, in the case of self-employed persons, all deductible plan contributions). The participant's post-tax contributions count toward this limitation.

Each participant's Account Balance equals the sum of the amounts accumulated in each investment option. We will maintain separate records of each participant's interest in each of the Investment Options attributable to employer contributions, 401(k) non-elective contributions, 401(k) elective contributions, post-tax employee contributions and employer matching contributions. We will also account separately for any amounts rolled over from a previous employer's plan. Our records will also reflect each participant's percentage of vesting (see below) in his Account Balance attributable to employer contributions and employer matching contributions.

The participant will receive quarterly notices and confirmation of certain transactions. The participant will also receive an annual statement showing the participant's Account Balance in each investment option attributable to each type of contribution. Based on information that you supply, we will run the required special non-discrimination tests (Actual Deferral Percentage and Actual Contribution Percentage) applicable to (a) 401(k) plans (other than SIMPLE 401(k) and safe harbor 401(k)) and (b) plans that accept post-tax employee contributions or employer matching contributions.

Non-discrimination tests do not apply to SIMPLE 401(k) plans, if the employer makes (a) a matching contribution equal to 100% of the amount each participant deferred, up to 3% of compensation, or (b) a 2% non-elective contribution to all eligible employees. The employer must also follow the notification and filing requirements outlined in the Plan Document, to avoid non-discrimination tests.

Under a SIMPLE 401(k) the employer must offer all eligible employees the opportunity to defer part of their salary into the plan and make either a matching or non-elective contribution. The matching contribution must be 100% of the salary deferral amount up to 3% of compensation. The non-elective contribution is 2% of compensation, which the employer must make for all eligible employees, even those not deferring. The matching or non-elective contribution must be non-forfeitable. The employer must notify employees which contribution the employer will make 60 days before the beginning of the year.

Elective deferrals to a 401(k) plan are subject to applicable FICA (social security), Medicare and FUTA (unemployment) taxes. They may also be subject to the state income tax.


ALLOCATION OF CONTRIBUTIONS. You, as employer or participant, may allocate contributions among any number of the investment options. You may change allocation instructions at any time, and as often as needed, by calling our Account Investment Management System ("AIMS") or accessing the website on the Internet. New instructions become effective on the business day we receive them. Employer contributions may be allocated in different percentages than employee contributions. The allocation percentages elected for employer contributions automatically apply to any 401(k) qualified non-elective contributions, qualified matching contributions and matching contributions. Your allocation percentages for employee contributions automatically apply to any post-tax employee contributions and 401(k) salary deferral contributions. IF WE HAVE NOT RECEIVED VALID INSTRUCTIONS, WE WILL ALLOCATE CONTRIBUTIONS TO THE MONEY MARKET GUARANTEE ACCOUNT. You may, of course, transfer to another investment option at any time, and provide us with contribution allocation instructions for future contributions.


THE MEMBERS RETIREMENT PLAN AND SECTION 404(C) OF ERISA. The Members Retirement Plan is a participant directed individual account plan designed to comply with the requirements of Section 404(c) of ERISA. Section 404(c) of ERISA, and the related Department of Labor (DOL) regulation, provide


                                     SAI-10

--------------------------------------------------------------------------------

that if a participant or beneficiary exercises control over the assets in his or her plan account, plan fiduciaries will not be liable for any loss that is the direct and necessary result of the participant's or beneficiary's exercise of control. This means that if the employer plan complies with Section 404(c), participants can make and are responsible for the results of their own investment decisions.


Section 404(c) plans must, among other things, (a) make a broad range of investment choices available to participants and beneficiaries and (b) provide them with adequate information to make informed investment decisions. The Investment Options and documentation available under the Members Retirement Plan provide the broad range of investment choices and information needed in order to meet the requirements of Section 404(c). However, while our suggested summary plan descriptions, annual reports, prospectuses, and confirmation notices provide the required investment information, the employer is responsible for distributing this information in a timely manner to participants and beneficiaries. You should read this information carefully before making your investment decisions.


VESTING. Vesting refers to the participant's rights with respect to that portion of a participant's Account Balance attributable to employer contributions under the Members Retirement Plan. If a participant is "vested," the amount or benefit in which the participant is vested belongs to the participant, and may not be forfeited. The participant's Account Balance attributable to (a) 401(k) contributions (including salary deferral, qualified non-elective and qualified matching contributions), (b) post-tax employee contributions and (c) rollover contributions always belongs to the participant, and is nonforfeitable at all times.


A participant becomes fully vested in all benefits if still employed at death, disability, attainment of normal retirement age or upon termination of the plan. If the participant terminates employment before that time, any benefits that have not yet vested under the plan's vesting schedule are forfeited. The normal retirement age is 65 under the Members Retirement Plan unless the employer elects a lower age on its Adoption Agreement.


Benefits must vest in accordance with any of the schedules below or one at least as favorable to participants:

              SCHEDULE A     SCHEDULE B     SCHEDULE C     SCHEDULE E

 YEARS OF       VESTED         VESTED         VESTED         VESTED
  SERVICE     PERCENTAGE     PERCENTAGE     PERCENTAGE     PERCENTAGE
----------   ------------   ------------   ------------   -----------
     1             0%             0%             0%            100%
     2           100             20              0             100
     3           100             40            100             100
     4           100             60            100             100
     5           100             80            100             100
     6           100            100            100             100


If the plan requires more than one year of service for participation in the plan, the plan must use Schedule E.


Provided the employer plan is not "top-heavy," within the meaning of Section 416 of the Code, and provided that the plan does not require more than one year of service for participation, an employer may, in accordance with provisions of the Members Retirement Plan, instead elect one of the following vesting schedules or one at least as favorable to participants further provided, however the following schedule is not available for matching contributions made in plan years beginning after 2001:


                                     SAI-11

--------------------------------------------------------------------------------

                                 SCHEDULE F     SCHEDULE G

                  YEARS OF         VESTED         VESTED
                  SERVICE        PERCENTAGE     PERCENTAGE
              ---------------   ------------   ------------
                less than 3           0%             0%
                     3               20              0
                     4               40              0
                     5               60            100
                     6               80            100
                     7              100            100

All contributions to a SIMPLE 401(k) plan are 100% vested and not subject to the vesting schedule above. This rule, however, does not apply to employer and matching contributions made to a plan before the plan is amended to become a SIMPLE 401(k) plan. Non-elective and matching contributions required under a safe harbor 401(k) arrangement are 100% vested and not subject to the vesting schedule above.

Matching contributions are required to vest at least as quickly as under a 3-year cliff or a 6-year "graded vesting" schedule. The 6-year schedule requires 20% vesting after 2 years of service increasing 20% per year thereafter.

INVESTMENT RESTRICTIONS AND CERTAIN INVESTMENT TECHNIQUES APPLICABLE TO THE ALLIANCE GROWTH EQUITY, ALLIANCE MID CAP GROWTH AND ALLIANCE BALANCED FUNDS


(For an explanation of the investment restrictions applicable to the EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Calvert Socially Responsible, EQ/Capital Guardian Research, EQ/MFS Emerging Growth Companies, EQ/Bernstein Diversified Value, EQ/Equity 500 Index, EQ/FI Small/Mid Cap Value, EQ/Small Company Index, EQ/Alliance Technology, EQ/Capital Guardian U.S. Equity and EQ/Capital Guardian International Funds, see "Investment Restrictions" in the EQ Advisors Trust Statement of Additional Information.)


None of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds will:

    o trade in foreign exchanges (except transactions incidental to the settlement of purchases or sales of securities for a Fund);

    o make an investment in order to exercise control or management over a company;

    o underwrite the securities of other companies, including purchasing securities that are restricted under the 1933 Act or rules or regulations thereunder (restricted securities cannot be sold publicly until they are registered under the 1933 Act), except as stated below;

    o make short sales, except when the Fund has, by reason of ownership of other securities, the right to obtain securities of equivalent kind and amount that will be held so long as they are in a short position;

    o trade in commodities or commodity contracts (except the Alliance Balanced Fund is not prohibited from entering into hedging transactions through the use of stock index or interest rate future contracts, as described in the prospectus);

    o purchase real estate or mortgages, except as stated below. The Funds may buy shares of real estate investment trusts listed on stock exchanges or reported on the National Association of Securities Dealers, Inc. automated quotation system ("NASDAQ");

    o have more than 5% of its assets invested in the securities of any one registered investment company. A Fund may not own more than 3% of an investment company's outstanding voting securities. Finally, total holdings of investment company securities may not exceed 10% of the value of the Fund's assets;


                                     SAI-12

--------------------------------------------------------------------------------

    o purchase any security on margin or borrow money except for short-term credits necessary for clearance of securities transactions;

    o make loans, except loans through the purchase of debt obligations or through entry into repurchase agreements; or

    o invest more than 10% of its total assets in restricted securities, real estate investments, or portfolio securities not readily marketable. (The Alliance Growth Equity Fund will not invest in restricted securities.)

The Alliance Growth Equity and Alliance Balanced Funds will not make an investment in an industry if that investment would make the Fund's holding in that industry exceed 25% of its assets. The United States government, and its agencies and instrumentalities, are not considered members of any industry.

The Alliance Growth Equity and Alliance Mid Cap Growth Funds will not purchase or write puts and calls (options).

The following investment techniques may be used by the Alliance Balanced Fund:


Mortgage Pass-Through Securities--The Alliance Balanced Fund may invest in mortgage pass-through securities, which are securities representing interests in pools of mortgages. Principal and interest payments made on the mortgages in the pools are passed through to the holder of such securities. Pass-through mortgage related securities include adjustable-rate securities ("ARMS"), commercial mortgage-backed securities ("CMBS"), and dollar rolls.


Collateralized Mortgage Obligations--The Alliance Balanced Fund may invest in collateralized mortgage obligations (CMOs). CMOs are debt securities collateralized by underlying mortgage loans or pools of mortgage pass-through securities and are generally issued by limited purpose finance subsidiaries of U.S. Government instrumentalities. CMOs are not, however, mortgage pass-through securities. Investors in CMOs are not owners of the underlying mortgages, but are simply owners of a debt security backed by such pledged assets.

Asset-Backed Securities--The Alliance Balanced Fund may purchase asset-backed securities that represent either fractional interests or participation in pools of leases, retail installment loans or revolving credit receivables held by a trust or limited purpose finance subsidiary. Such asset-backed securities may be secured by the underlying assets or may be unsecured.

The Alliance Balanced Fund may invest in other asset-backed securities that may be developed in the future.

Yankee Securities--The Alliance Balanced Fund may invest in Yankee securities. Yankee securities are non-U.S. issuers that issue debt securities that are denominated in U.S. dollars.

Zero-Coupon Bonds--The Alliance Balanced Fund may invest in zero-coupon bonds. Such bonds may be issued directly by agencies and instrumentalities of the U.S. Government or by private corporations. Zero-coupon bonds do not make regular interest payments. Instead, they are sold at a deep discount from their face value. As a result, their price can be very volatile when interest rates change.

Repurchase Agreements--In repurchase agreements, the Alliance Balanced Fund buys securities from a seller, usually a bank or brokerage firm, with the understanding that the seller will repurchase the securities at a higher price at a future date. During the term of the repurchase agreement the Balanced Fund retains the securities subject to the repurchase agreement as collateral. Such transactions afford an opportunity for the Fund to earn a fixed rate of return on available cash at minimal market risk, although the Fund may be subject to various delays and risks or loss if the seller is unable to meet its obligation to repurchase.


                                     SAI-13

--------------------------------------------------------------------------------

Foreign Currency Forward Contracts--The Alliance Balanced Fund may enter into contracts for the purchase or sale of a specific foreign currency at a future date at a price set at the time of the contract. The Fund will enter into such forward contracts for hedging purposes only.


HOW WE DETERMINE UNIT VALUES FOR THE FUNDS

We determine the Unit Value at the end of each business day. The Unit Value for each Fund is determined by first calculating a gross unit value reflecting only investment performance and then adjusting it for Program expenses to obtain the Fund Unit Value. We calculate the gross unit value by multiplying the gross unit value for the preceding business day by the net investment factor for that subsequent business day and, for the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds, then deducting audit and custodial fees. We calculate the net investment factor as follows:

    o First, we take the value of the Fund's assets at the close of business on the preceding business day.

    o Next, we add the investment income and capital gains, realized and unrealized, that are credited to the assets of the Fund during the business day for which we are calculating the net investment factor.

    o Then we subtract the capital losses, realized and unrealized, charged to the Fund during that business day.

    o Finally, we divide this amount by the value of the Fund's assets at the close of the preceding business day.

The Fund Unit Value is calculated on every business day by multiplying the Fund Unit Value for the last business day of the previous month by the net change factor for that business day. The net change factor for each business day is equal to (a) minus (b) where:

(a) is the gross unit value for that business day divided by the gross unit value for the last business day of the previous month; and

(b) is the charge to the Fund for that month for the daily accrual of fees and expenses times the number of days since the end of the preceding month.

For information on the valuation of assets of the Funds, see "How We Value the Assets of the Funds," below.


The value of the investments that Separate Account 66 has in the EQ/Alliance Intermediate Government Securities, EQ/Alliance International, EQ/Calvert Socially Responsible, EQ/Capital Guardian Research, EQ/MFS Emerging Growth Companies, EQ/FI Small/Mid Cap Value, EQ/Bernstein Diversified Value, EQ/Small Company Index, EQ/Alliance Technology, EQ/Equity 500 Index, EQ/Capital Guardian U.S. Equity and EQ/Capital Guardian International Funds is calculated by multiplying the number of shares held by Separate Account No. 66 in each portfolio by the net asset value per share of that portfolio determined as of the close of business on the same day as the respective Unit Values of each of the foregoing Funds are determined.



HOW WE VALUE THE ASSETS OF THE FUNDS

The assets of the Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are valued as follows:

    o STOCKS listed on national securities exchanges or traded on the NASDAQ national market system are valued at the last sale price. If on a particular day there is no sale, the stocks are valued at the latest available bid price reported on a composite tape. Other unlisted securities reported on the NASDAQ system are valued at inside (highest) quoted bid prices.


                                     SAI-14

--------------------------------------------------------------------------------

    o FOREIGN SECURITIES not traded directly, or in ADR form, in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into dollars at current exchange rates.

    o UNITED STATES TREASURY SECURITIES and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

    o LONG-TERM PUBLICLY TRADED CORPORATE BONDS (i.e., maturing in more than one year) are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where it is deemed appropriate to do so, an over-the-counter or exchange quotation may be used.

    o CONVERTIBLE PREFERRED STOCKS listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

    o CONVERTIBLE BONDS and UNLISTED CONVERTIBLE PREFERRED STOCKS are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

    o SHORT-TERM DEBT SECURITIES that mature in more than 60 days are valued at representative quoted prices. Short-term debt securities that mature in 60 days or less are valued at amortized cost, which approximates market value.

    o OPTION CONTRACTS, for the Balanced Fund only, listed on organized exchanges are valued at last sale prices or closing asked prices, in the case of calls, and at quoted bid prices, in the case of puts. The market value of a put or call will usually reflect, among other factors, the market price of the underlying security. When a Fund writes a call option, an amount equal to the premium received by the Fund is included in the Fund's financial statements as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current market value of the option written. The current market value of a traded option is the last sale price or, in the absence of a sale, the last offering price. When an option expires on its stipulated expiration date or a Fund enters into a closing purchase or sales transaction, the Fund realizes a gain or loss without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is extinguished. When an option is exercised, the Fund realizes a gain or loss from the sale of the underlying security, and the proceeds of the sale are increased by the premium originally received, or reduced by the price paid for the option.

Our investment officers determine in good faith the fair value of securities and other assets that do not have a readily available market price in accordance with accepted accounting practices and applicable laws and regulations.


OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust (the "Trust"), the asset value of each Portfolio is computed on a daily basis. See the prospectus for the Trust for information on valuation methodology used by the corresponding Portfolios.



FUND TRANSACTIONS


The Alliance Growth Equity, Alliance Mid Cap Growth and Alliance Balanced Funds are charged for securities brokers' commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for each of these Funds are executed primarily through brokers that receive a commission paid by the Fund. The brokers, none of which are affiliates, are selected by Alliance Capital Management L.P. ("Alliance"). For 2002, 2001 and 2000, the Alliance Growth Equity Fund paid $1,298,849, $3,576,437 and $2,218,019, respectively, in brokerage commissions; the Alliance Mid Cap Growth Fund paid $522,922, $317,615 and $528,924, respectively, in brokerage commissions; and the Alliance Balanced Fund paid $85,206, $84,086 and $125,602, respectively, in brokerage commissions.



                                     SAI-15

--------------------------------------------------------------------------------

Alliance seeks to obtain the best price and execution of all orders it places, considering all the circumstances. If transactions are executed in the over-the-counter market, they will deal with the principal market makers, unless more favorable prices or better execution is otherwise obtainable. There are occasions on which portfolio transactions for the Funds may be executed as part of concurrent authorizations to purchase or sell the same security for certain other accounts or clients advised by Alliance and Equitable Life. These concurrent authorizations potentially can be either advantageous or disadvantageous to the Funds. When these concurrent authorizations occur, the objective is to allocate the executions among the Funds and the other accounts in a fair manner.

Alliance also considers the amount and quality of securities research services provided by a broker. Typical research services include general economic information and analyses and specific information on and analyses of companies, industries and markets. Factors in evaluating research services include the diversity of sources used by the broker and the broker's experience, analytical ability, and professional stature. The receipt of research services from brokers tends to reduce the expenses in managing the Funds. This is taken into account when setting the expense charges.


Brokers who provide research services may charge somewhat higher commissions than those who do not. However, Alliance selects only brokers whose commissions are believed to be reasonable in all the circumstances. Of the brokerage commissions paid by the Alliance Growth Equity, Alliance Mid/Cap Growth and Alliance Balanced Funds during 2002, $498,202, $219,444 and $52,828, respectively, were paid to brokers providing research services on transactions of $642,008,064, $262,968,467 and $47,486,423, respectively.


Alliance periodically evaluates the services provided by brokers and prepares internal proposals for allocating among those various brokers business for all the accounts Alliance manages or advises. That evaluation involves consideration of the overall capacity of the broker to execute transactions, its financial condition, its past performance and the value of research services provided by the broker in servicing the various accounts advised or managed by Alliance. Alliance has no binding agreements with any firm as to the amount of brokerage business which the firm may expect to receive for research services or otherwise. There may, however, be understandings with certain firms that Alliance will continue to receive services from such firms only if such firms are allocated a certain amount of brokerage business. Alliance may try to allocate such amounts of business to such firms to the extent possible in accordance with the policies described above.

Research information obtained by Alliance may be used in servicing all accounts under their management, including Equitable Life's accounts. Similarly, not all research provided by a broker or dealer with which the Funds transact business will necessarily be used in connection with those Funds.

Transactions for the Funds in the over-the-counter market are normally executed as principal transactions with a dealer that is a principal market-maker in the security, unless a better price or better execution can be obtained from another source. Under these circumstances, the Funds pay no commission. Similarly, portfolio transactions in money market and debt securities will normally be executed through dealers or underwriters under circumstances where the Fund pays no commission.

When making securities transactions for Funds that do not involve paying a brokerage commission (such as the purchase of short-term debt securities), Alliance seeks to obtain prompt execution in an effective manner at the best price. Subject to this general objective, Alliance may give orders to dealers or underwriters who provide investment research. None of the Funds will pay a higher price, however, and the fact that we or Alliance may benefit from such research is not considered in setting the expense charges.

In addition to using brokers and dealers to execute portfolio securities transactions for accounts Alliance manages, we or Alliance may enter into other types of business transactions with brokers or dealers. These other transactions will be unrelated to allocation of the Funds' portfolio transactions.


                                     SAI-16

--------------------------------------------------------------------------------

OTHER FUNDS. For those Funds that invest in corresponding Portfolios of EQ Advisors Trust, see the statement of additional information for each Trust for information concerning the portfolio transactions of the Portfolios.


INVESTMENT MANAGEMENT AND ACCOUNTING FEE

The table below shows the amount we received under the investment management and financial accounting fee under the Program during each of the last three years. See "Fee table" section in the prospectus.


  FUND                                 2002        2001        2000
  ----                              ---------    --------    --------
  Alliance Growth Equity ..........  $173,846    $227,089    $316,121
  Alliance Mid Cap Growth .........    75,221      92,441     124,351
  Alliance Balanced ...............   108,453     102,004      95,990



UNDERWRITER


Pursuant to a Distribution and Servicing Agreement between AXA Advisors, Equitable Life, and certain of Equitable Life's separate accounts, Equitable Life paid AXA Advisors a fee of $325,380 for each of the years 2002, 2001 and 2000. Equitable Life paid AXA Advisors as the distributor of certain contracts, including these contracts, and as the principal underwriter of several Equitable Life separate accounts $536,113,253 in 2002 and $543,488,990 in 2001. Of these amounts, AXA Advisors retained $283,213,274 and $277,057,837, respectively. The offering of the units under the contract is continuous.



                                     SAI-17

--------------------------------------------------------------------------------

OUR MANAGEMENT


We are managed by a Board of Directors which is elected by our shareholder(s). Our directors and certain of our executive officers and their principal occupations are as follows. Unless otherwise indicated, the following persons have been involved in the management of Equitable and/or its affiliates in various executive positions during the last five years.



DIRECTORS
NAME                      AGE  PRINCIPAL OCCUPATION
------------------------ ----- -------------------------------------------------------------------
Francoise Colloc'h       59    Member of the AXA Management Board and Group Executive
                               Vice President of AXA.

Henri de Castries        48    Chairman of the Board, AXA Financial, Inc.; Chairman of the
                               Management Board of AXA.

Claus-Michael Dill       49    Chairman of the Management Board of AXA Konzern AG; prior
                               thereto, member of the Holding Management Board of
                               Gerling-Konzern in Cologne.

Joseph L. Dionne         69    Retired Chairman and Chief Executive Officer, The McGraw-Hill
                               Companies.

Denis Duverne            49    Executive Vice President, AXA; member, AXA Executive
                               Committee; Member, AXA Management Board.

Jean-Rene Fourtou        63    Chairman and Chief Executive Officer, Vivendi Universal and Vice
                               Chairman of the Supervisory Board, Aventis; prior thereto,
                               Chairman and Chief Executive Officer, Rhone-Poulenc, S.A.

Donald J. Greene         69    Of Counsel, LeBoeuf, Lamb, Greene & MacRae; prior thereto,
                               Partner of the firm.

Mary (Nina) Henderson    52    Retired Corporate Vice President, Core Business Development of
                               Bestfoods (formerly CPC International, Inc.); prior thereto, Vice
                               President and President, Bestfoods Grocery.

W. Edwin Jarmain         64    President, Jarmain Group Inc.

Peter J. Tobin           59    Dean, Peter J. Tobin College of Business, St. John's University;
                               prior thereto, Chief Financial Officer, Chase Manhattan Corp.

Bruce W. Calvert         56    Chairman and Chief Executive Officer, Alliance Capital
                               Management Corporation.

John C. Graves           39    President and Chief Operating Officer, Graves Ventures, LLC.

James F. Higgins         55    Senior Advisor, Morgan Stanley.

Christina Johnson        52    President and Chief Executive Officer, Saks Fifth Avenue
                               Enterprises.

Scott D. Miller          50    President, Hyatt Hotels Corporation.

Joseph H. Moglia         53    Chief Executive Officer, Ameritrade Holding Corporation.

Christopher M. Condron   55    Director, Chairman of the Board, President and Chief Executive
                               Officer, Equitable Life and AXA Financial Services, LLC;
                               Director, President and Chief Executive Officer, AXA Financial,
                               Inc., Director, Chairman of the Board, President and Chief
                               Executive Officer, The Equitable of Colorado, Inc.; prior thereto,
                               President and Chief Operating Officer, Mellon Financial
                               Corporation and Chairman and Chief Executive Officer, Dreyfus
                               Corp.


                                     SAI-18

--------------------------------------------------------------------------------


DIRECTORS
NAME                AGE  PRINCIPAL OCCUPATION
------------------ ----- ----------------------------------------------------------------
Stanley B. Tulin   53    Vice Chairman of the Board and Chief Financial Officer of
                         Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                         LLC; Executive Vice President and Member of the Executive
                         Committee of AXA; prior thereto, Chairman of the Insurance
                         Consulting and Actuarial Practice of Coopers & Lybrand, L.L.P.




OTHER OFFICERS NAME    AGE  PRINCIPAL OCCUPATION
--------------------- ----- ------------------------------------------------------------------
Leon B. Billis        56    Executive Vice President and AXA Group Deputy Chief
                            Information Officer, Equitable Life and AXA Financial Services,
                            LLC; Director, Chief Executive Officer and President of AXA
                            Technology Services of America, Inc.

Harvey Blitz          57    Senior Vice President, Equitable Life, AXA Financial, Inc. and
                            AXA Financial Services, LLC; Director and Executive Vice
                            President, AXA Advisors, LLC.

Kevin R. Byrne        47    Senior Vice President and Treasurer, Equitable Life, AXA
                            Financial, Inc., AXA Financial Services, LLC and The Equitable of
                            Colorado, Inc.

Judy A. Faucett       54    Senior Vice President of Equitable Life and AXA Financial
                            Services, LLC.

Alvin H. Fenichel     58    Senior Vice President and Controller of Equitable Life, AXA
                            Financial, Inc. and AXA Financial Services, LLC.

Paul J. Flora         56    Senior Vice President and Auditor of Equitable Life, AXA
                            Financial, Inc. and AXA Financial Services, LLC.

Donald R. Kaplan      48    Senior Vice President, Chief Compliance Officer and Associate
                            General Counsel of Equitable Life and AXA Financial Services,
                            LLC.

Richard J. Matteis    66    Executive Vice President of Equitable Life and AXA Financial
                            Services, LLC; prior thereto, Executive Vice President of Chase
                            Manhattan Corp.

Peter D. Noris        47    Executive Vice President and Chief Investment Officer of
                            Equitable Life, AXA Financial, Inc. and AXA Financial Services,
                            LLC; President and Trustee of EQ Advisors Trust; Executive Vice
                            President and Chief Investment Officer of The Equitable of
                            Colorado, Inc.

Anthony C. Pasquale   55    Senior Vice President of Equitable Life and AXA Financial
                            Services, LLC.

Pauline Sherman       59    Senior Vice President, Secretary and Associate General Counsel of
                            Equitable Life, AXA Financial, Inc., AXA Financial Services,
                            LLC; and The Equitable of Colorado, Inc.

Richard V. Silver     47    Executive Vice President and General Counsel, Equitable Life,
                            AXA Financial, Inc., AXA Financial Services, LLC and The
                            Equitable of Colorado, Inc.; Director, AXA Advisors, LLC.

Jennifer L. Blevins   45    Executive Vice President, Equitable Life and AXA Financial
                            Services, LLC; prior thereto, Senior Vice President and Managing
                            Director, Worldwide Human Resources, Chubb & Son, Inc.

Selig Ehrlich         42    Executive Vice President and Chief Actuary, Equitable Life and
                            AXA Financial Services, LLC; prior thereto, Chief Actuary, Senior
                            Vice President and Deputy General Manager, Equitable Life.


                                     SAI-19

--------------------------------------------------------------------------------



OTHER OFFICERS NAME    AGE  PRINCIPAL OCCUPATION
--------------------- ----- --------------------------------------------------------------------
MaryBeth Farrell      45    Executive Vice President, Equitable Life and AXA Financial
                            Services, LLC; prior thereto, Controller and Senior Vice President,
                            GreenPoint Financial/GreenPoint Bank.

Stuart L. Faust       50    Senior Vice President and Deputy General Counsel, Equitable
                            Life, AXA Financial, Inc. and AXA Financial Services, LLC.

John M. Lefferts      45    Executive Vice President and President of Retail Distribution,
                            Equitable Life and AXA Financial Services, LLC; Director and
                            Executive Vice President, The Equitable of Colorado, Inc. and
                            Director, President and Chief Executive Officer, AXA Advisors,
                            LLC.

William I. Levine     59    Executive Vice President and Chief Information Officer, Equitable
                            Life and AXA Financial Services, LLC; prior thereto, Senior Vice
                            President, Paine Webber.

Deanna M. Mulligan    39    Executive Vice President, Equitable Life and AXA Financial
                            Services, LLC; prior thereto, Principal, McKinsey and Company,
                            Inc.

Jerald E. Hampton     48    Executive Vice President, Equitable Life and AXA Financial
                            Services, LLC; Director and Vice Chairman of the Board, AXA
                            Advisors, LLC; Director, Chairman and CEO, AXA Network,
                            LLC; Director and Chairman of the Board of AXA Distributors,
                            LLC; prior thereto, Executive Vice President and Director of the
                            Private Client Financial Services Division, Salomon Smith Barney.

Charles A. Marino     44    Senior Vice President and Actuary, Equitable Life and AXA
                            Financial Services, LLC; prior thereto, Vice President of Equitable
                            Life.


                                     SAI-20

--------------------------------------------------------------------------------

                              FINANCIAL STATEMENTS


The financial statements of Equitable Life included in this Statement of Additional Information should be considered only as bearing upon the ability of Equitable Life to meet its obligations under the group annuity contract. They should not be considered as bearing upon the investment experience of the Funds. The financial statements of Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 reflect applicable fees, charges and other expenses under the Program as in effect during the periods covered, as well as the charges against the accounts made in accordance with the terms of all other contracts participating in the respective separate accounts, if applicable.




Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66:

    Report of Independent Accountants -- PricewaterhouseCoopers LLP ......................   SAI-22

Separate Account No. 3 (Pooled) (The Alliance Mid Cap Growth Fund):

    Statement of Assets and Liabilities, December 31, 2002 ...............................   SAI-23

    Statement of Operations Year Ended December 31, 2002 .................................   SAI-24

    Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001 ...   SAI-25

    Portfolio of Investments, December 31, 2002 ..........................................   SAI-26

Separate Account No. 4 (Pooled) (The Alliance Growth Equity Fund):

    Statement of Assets and Liabilities, December 31, 2002 ...............................   SAI-28

    Statement of Operations Year Ended December 31, 2002 .................................   SAI-29

    Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001 ...   SAI-30

    Portfolio of Investments, December 31, 2002 ..........................................   SAI-31

Separate Account No. 10 (Pooled) (The Alliance Balanced Fund):

    Statement of Assets and Liabilities, December 31, 2002 ...............................   SAI-33

    Statement of Operations Year Ended December 31, 2002 .................................   SAI-34

    Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001 ...   SAI-35

    Portfolio of Investments, December 31, 2002 ..........................................   SAI-36

Separate Account No. 66 (The EQ/Alliance Intermediate Government Securities, EQ/Alliance
International, EQ/Alliance Technology, EQ/Bernstein Diversified Value, EQ/Calvert Socially
Responsible, EQ/Capital Guardian International, EQ/Capital Guardian Research, EQ/Capital
Guardian U.S. Equity, EQ/Equity 500 Index, EQ/FI Small/Mid Cap Value, EQ/MFS Emerging
Growth Companies, EQ/Small Company Index ):

    Statements of Assets and Liabilities, December 31, 2002 ..............................   SAI-44

    Statements of Operations Year Ended December 31, 2002 ................................   SAI-47

    Statements of Changes in Net Assets for the Years Ended December 31, 2002 and 2001 ...   SAI-50

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), and 66:

    Notes to Financial Statements ........................................................   SAI-54

The Equitable Life Assurance Society of the United States:

    Report of Independent Accountants -- PricewaterhouseCoopers LLP ......................   F-1

    Consolidated Balance Sheets, December 31, 2002 .......................................   F-2

    Consolidated Statements of Earnings Years Ended December 31, 2002, 2001 and 2000 .....   F-3

    Consolidated Statement of Shareholder's Equity and Comprehensive Income Years Ended
      December 31, 2002, 2001 and 2000 ...................................................   F-4

    Consolidated Statements of Cash Flows for the Years Ended December 31, 2002, 2001
      and 2000 ...........................................................................   F-5

    Notes to Consolidated Financial Statements ...........................................   F-6



                                     SAI-21

--------------------------------------------------------------------------------

                        Report of Independent Accountants

To the Board of Directors of The Equitable Life Assurance
Society of the United States and the Contractowners of Separate Account Nos. 3, 4, 10, and 66 of The
Equitable Life Assurance Society of the United States

In our opinion, the accompanying statements of assets and liabilities, including the portfolios of investments, and the related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account Nos. 3 (Pooled) (The Alliance Mid Cap Growth Fund), 4 (Pooled) (The Alliance Growth Equity Fund), 10 (Pooled) (The Alliance Balanced
Fund) and the separate investment options listed in Note 1 of the financial statements for Separate Account No. 66 of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2002, the results of each of their operations for the year then ended and the changes in each of their net assets for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers and confirmation of shares owned in the EQ Advisors Trust at December 31, 2002 with the transfer agent of the EQ Advisors Trust, provide a reasonable basis for our opinion.

/s/PricewaterhouseCoopers LLP
New York, New York
February 4, 2003





                                     SAI-22

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $73,648,923)..................    $71,444,693
Receivable for investment securities sold ......................        135,948
Dividends receivable ...........................................         26,855
--------------------------------------------------------------------------------
Total assets ...................................................     71,607,496
--------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased ....................        261,819
Due to Equitable Life's General Account ........................        224,047
Due to custodian ...............................................         15,866
Accrued expenses ...............................................         70,056
--------------------------------------------------------------------------------
Total liabilities ..............................................        571,788
--------------------------------------------------------------------------------
NET ASSETS .....................................................    $71,035,708
================================================================================


                                              UNITS OUTSTANDING    UNIT VALUES
                                              -----------------    -----------
Institutional ..............................         4,193         $ 12,574.23
RIA ........................................        65,969         $    120.44
Momentum Strategy ..........................         4,436         $     45.34
MRP ........................................       378,784         $     26.74
EPP ........................................           362         $    120.44


The accompanying notes are an integral part of these financial statements.



                                      SAI-23

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002


-----------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends .............................................................    $     190,166
Interest ..............................................................           22,032
-----------------------------------------------------------------------------------------
Total investment income ...............................................          212,198
-----------------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees ............................................         (136,491)
Operating and expense charges .........................................         (246,528)
-----------------------------------------------------------------------------------------
Total expenses ........................................................         (383,019)
-----------------------------------------------------------------------------------------
Net investment loss ...................................................         (170,821)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions .........      (16,529,166)
Change in unrealized appreciation/depreciation of investments .........      (12,953,026)
-----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................      (29,482,192)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .................    $ (29,653,013)
=========================================================================================


The accompanying notes are an integral part of these financial statements.

                                      SAI-24

================================================================================

SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENTS OF CHANGES IN NET ASSETS

-------------------------------------------------------------------------------------------------------------------------------
                                                                                                  YEAR ENDED DECEMBER 31,
                                                                                                  2002               2001
                                                                                            ----------------   ----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss .....................................................................    $    (170,821)     $      (35,773)
Net realized loss on investments and foreign currency transactions ......................      (16,529,166)        (25,779,164)
Change in unrealized appreciation/depreciation of investments ...........................      (12,953,026)          6,208,942
-------------------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ...................................      (29,653,013)        (19,605,995)
-------------------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ...........................................................................       91,333,641         164,236,499
Withdrawals .............................................................................      (72,694,551)       (170,917,509)
Asset management fees ...................................................................         (212,326)           (289,214)
Administrative fees .....................................................................         (140,077)           (240,190)
-------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets attributable to contributions and withdrawals .....       18,286,687          (7,210,414)
-------------------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS ..................................................................      (11,366,326)        (26,816,409)
NET ASSETS -- BEGINNING OF YEAR .........................................................       82,402,034         109,218,443
-------------------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ...............................................................    $  71,035,708      $   82,402,034
===============================================================================================================================

The accompanying notes are an integral part of these financial statements.

                                      SAI-25

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                       NUMBER OF         VALUE
                                                        SHARES         (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
AEROSPACE (1.9%)
Northrop Grumman Corp. .....................            13,810        $1,339,570
                                                                      ----------
BASIC INDUSTRIES
PAPER & FOREST PRODUCTS (2.3%)
Smurfit-Stone Container Corp.* .............           103,750         1,596,712
                                                                      ----------
CAPITAL GOODS
ELECTRICAL EQUIPMENT (2.9%)
Alliant Techsystems, Inc.* .................            20,025         1,248,559
Johnson Controls, Inc. .....................            10,040           804,907
                                                                      ----------
                                                                       2,053,466
                                                                      ----------
MACHINERY (2.7%)
ITT Industries, Inc. .......................            13,630           827,205
Navistar International Corp.* ..............            46,240         1,124,094
                                                                      ----------
                                                                       1,951,299
                                                                      ----------
MISCELLANEOUS (1.4%)
Lennar Corp.* ..............................            19,280           994,848
                                                                      ----------
TOTAL CAPITAL GOODS (7.0%) .................                           4,999,613
                                                                      ----------
CONSUMER MANUFACTURING
AUTO & RELATED (1.0%)
Autoliv, Inc. ..............................            34,530           722,713
                                                                      ----------
BUILDING & RELATED (3.4%)
D. R. Horton, Inc. .........................            74,680         1,295,698
Masco Corp. ................................            50,800         1,069,340
                                                                      ----------
                                                                       2,365,038
                                                                      ----------
MISCELLANEOUS (1.0%)
Newell Rubbermaid, Inc. ....................            23,810           722,157
                                                                      ----------
TOTAL CONSUMER
   MANUFACTURING (5.4%) ....................                           3,809,908
                                                                      ----------
CONSUMER SERVICES
AIRLINES (1.9%)
Southwest Airlines Co. .....................            96,370         1,339,543
                                                                      ----------
BROADCASTING & CABLE (0.7%)
Cox Radio, Inc.* ...........................            22,250           507,523
                                                                      ----------
CELLULAR COMMUNICATIONS (4.0%)
Nextel Communications, Inc.* ...............           111,250         1,284,937
Sprint Corp. (PCS Group)* ..................           362,110         1,586,042
                                                                      ----------
                                                                       2,870,979
                                                                      ----------

--------------------------------------------------------------------------------
                                                       NUMBER OF         VALUE
                                                        SHARES         (NOTE 2)
--------------------------------------------------------------------------------
ENTERTAINMENT & LEISURE (1.1%)
Harley-Davidson, Inc. ......................            16,300        $  753,060
                                                                      ----------
GAMING (2.9%)
MGM Mirage, Inc.* ..........................            37,200         1,226,484
Wynn Resorts Ltd.* .........................            61,910           811,640
                                                                      ----------
                                                                       2,038,124
                                                                      ----------
RETAIL--GENERAL
   MERCHANDISE (3.4%)
Amazon.com, Inc.* ..........................            72,940         1,377,836
Tiffany & Co. ..............................            44,450         1,062,800
                                                                      ----------
                                                                       2,440,636
                                                                      ----------
MISCELLANEOUS (1.8%)
Cendant Corp.* .............................           120,520         1,263,050
                                                                      ----------

TOTAL CONSUMER
   SERVICES (15.8%) ........................                          11,212,915
                                                                      ----------
CONSUMER STAPLES
COSMETICS (1.0%)
Avon Products, Inc. ........................            13,780           742,329
                                                                      ----------
FOOD (1.4%)
Weight Watchers
   International, Inc.* ....................            21,150           972,266
                                                                      ----------
TOTAL CONSUMER STAPLES (2.4%) ..............                           1,714,595
                                                                      ----------
ENERGY
DOMESTIC PRODUCERS (1.4%)
Kerr-McGee Corp. ...........................            21,700           961,310
                                                                      ----------
OIL SERVICE (1.3%)
Baker Hughes, Inc. .........................            28,000           901,320
                                                                      ----------
MISCELLANEOUS (1.2%)
Valero Energy Corp.* .......................            24,950           921,653
                                                                      ----------
TOTAL ENERGY (3.9%) ........................                           2,784,283
                                                                      ----------
FINANCE
BANKING--MONEY CENTER (1.8%)
SLM Corp. ..................................            11,960         1,242,166
                                                                      ----------
BROKERAGE & MONEY
   MANAGEMENT (2.2%)
Legg Mason, Inc. ...........................            32,440         1,574,638
                                                                      ----------
INSURANCE (3.9%)
AFLAC, Inc. ................................            43,170         1,300,280
Berkley (W.R.) Corp. .......................             9,900           392,139

                                       SAI-26

================================================================================
SEPARATE ACCOUNT NO. 3 (POOLED)
(THE ALLIANCE MID CAP GROWTH FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONCLUDED)

--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 2)
--------------------------------------------------------------------------------
XL Capital Ltd. (Class A) ....................          14,200       $1,096,950
                                                                     ----------
                                                                      2,789,369
                                                                     ----------
MISCELLANEOUS (1.2%)
Investors Financial Services Corp. ...........          31,900          873,741
                                                                     ----------
TOTAL FINANCE (9.1%) .........................                        6,479,914
                                                                     ----------
HEALTH CARE
BIOTECHNOLOGY (11.1%)
Affymetrix, Inc.* ............................          57,980        1,327,162
Applied Biosystems
   Group-Applera Corp. .......................          99,860        1,751,544
Intermune, Inc.* .............................          42,590        1,086,471
MedImmune, Inc.* .............................          45,570        1,238,137
Millennium Pharmaceuticals, Inc.* ............         137,700        1,093,338
Trimeris, Inc.* ..............................          31,920        1,375,433
                                                                     ----------
                                                                      7,872,085
                                                                     ----------
DRUGS (1.7%)
Forest Laboratories, Inc.* ...................          12,290        1,207,124
                                                                     ----------
MEDICAL PRODUCTS (4.5%)
Boston Scientific Corp.* .....................          23,240          988,165
Cerus Corp.* .................................          69,650        1,497,475
Stryker Corp. ................................          10,400          698,048
                                                                     ----------
                                                                      3,183,688
                                                                     ----------
MEDICAL SERVICES (1.4%)
Stericycle, Inc.* ............................          31,460        1,018,675
                                                                     ----------
TOTAL HEALTH CARE (18.7%) ....................                       13,281,572
                                                                     ----------
MULTI INDUSTRY
   COMPANIES (1.7%)
Danaher Corp. ................................          18,460        1,212,822
                                                                     ----------
TECHNOLOGY
COMMUNICATION EQUIPMENT (3.4%)
Corning, Inc.* ...............................         269,440          891,846
Juniper Networks, Inc.* ......................         219,270        1,491,036
                                                                     ----------
                                                                      2,382,882
                                                                     ----------
COMPUTER PERIPHERALS (2.3%)
Network Appliance, Inc.* .....................         166,450        1,664,500
                                                                     ----------
INTERNET INFRASTRUCTURE (2.6%)
eBay, Inc.* ..................................          27,368        1,856,098
                                                                      ----------


--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 2)
--------------------------------------------------------------------------------
INTERNET MEDIA (3.3%)
Overture Services, Inc.* ................               40,290     $  1,100,320
Yahoo!, Inc.* ...........................               74,500        1,218,075
                                                                   ------------
                                                                      2,318,395
                                                                   ------------
SEMICONDUCTOR CAPITAL
   EQUIPMENT (2.1%)
KLA-Tencor Corp.* .......................               40,960        1,448,755
                                                                   ------------
SEMICONDUCTOR
   COMPONENTS (10.9%)
Broadcom Corp.* .........................               55,430          834,776
Marvell Technology Group Ltd.* ..........               80,830        1,524,454
Maxim Integrated Products, Inc. .........               37,030        1,223,471
Microchip Technology, Inc. ..............               42,770        1,045,726
Micron Technology, Inc.* ................               36,670          357,166
Nvidia Corp.* ...........................              117,190        1,348,857
Silicon Laboratories, Inc.* .............               74,820        1,427,565
                                                                   ------------
                                                                      7,762,015
                                                                   ------------



SOFTWARE (6.8%)
Electronic Arts, Inc.* ..................               37,024        1,842,684
Intuit, Inc.* ...........................               18,569          871,257
PeopleSoft, Inc.* .......................              116,910        2,139,453
                                                                   ------------
                                                                      4,853,394
                                                                   ------------
TOTAL TECHNOLOGY (31.4%) ................                            22,286,039
                                                                   ------------
UTILITIES
TELEPHONE UTILITY (1.0%)
Qwest Communications
   International, Inc.* .................              145,350          726,750
                                                                   ------------
TOTAL COMMON STOCKS (100.6%)
 (Cost $73,648,923) .....................                            71,444,693
                                                                   ------------
TOTAL INVESTMENTS (100.6%)
 (Cost $73,648,923) .....................                            71,444,693
OTHER ASSETS LESS
   LIABILITIES (-0.6%) ..................                              (408,985)
                                                                   ------------
NET ASSETS (100.0%) .....................                          $ 71,035,708
                                                                   ============

--------------------
* Non-income producing.

The accompanying notes are an integral part of these financial statements.



                                      SAI-27

================================================================================

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

--------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $602,141,625)......................    $537,846,233
Dividends receivable ................................................         245,669
--------------------------------------------------------------------------------------
Total assets ........................................................     538,091,902
--------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account .............................       1,744,363
Due to custodian ....................................................         315,299
Accrued expenses ....................................................         508,549
--------------------------------------------------------------------------------------
Total liabilities ...................................................       2,568,211
--------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $535,523,691
======================================================================================
Amount retained by Equitable Life in Separate Account No. 4 .........    $    796,040
Net assets attributable to contract owners ..........................     504,873,167
Net assets allocated to contracts in payout period ..................      29,854,484
--------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $535,523,691
======================================================================================


                                          UNITS OUTSTANDING      UNIT VALUES
                                          -----------------      -----------
Institutional ........................          62,507           $ 4,632.41
RIA ..................................          50,765           $   443.82
Momentum Strategy ....................           5,109           $    58.87
MRP ..................................         153,769           $   186.97
ADA ..................................         817,420           $   223.76
EPP ..................................          25,041           $   453.49


The accompanying notes are an integral part of these financial statements.



                                      SAI-28

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002

------------------------------------------------------------------------------------------
INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $19,868)...................    $    2,706,153
Interest ..............................................................           101,870
------------------------------------------------------------------------------------------
Total investment income ...............................................         2,808,023
------------------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees ............................................        (1,268,638)
Operating and expense charges .........................................        (2,242,171)
------------------------------------------------------------------------------------------
Total expenses ........................................................        (3,510,809)
------------------------------------------------------------------------------------------
Net investment loss ...................................................          (702,786)
------------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions .........      (232,393,293)
Change in unrealized appreciation/depreciation of investments .........           (71,538)
------------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................      (232,464,831)
------------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .................    $ (233,167,617)
==========================================================================================


The accompanying notes are an integral part of these financial statements.


                                      SAI-29

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENTS OF CHANGES IN NET ASSETS

----------------------------------------------------------------------------------------------------------------------
                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        2002                2001
                                                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................    $     (702,786)     $     (170,724)
Net realized loss on investments and foreign currency transactions ...........      (232,393,293)        (84,356,380)
Change in unrealized appreciation/depreciation of investments ................           (71,538)       (130,820,535)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ........................      (233,167,617)       (215,347,639)
----------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       115,415,532         218,850,121
Withdrawals ..................................................................      (240,773,263)       (325,968,603)
Asset management fees ........................................................        (1,363,796)         (1,984,030)
Administrative fees ..........................................................          (629,647)           (963,019)
----------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....      (127,351,174)       (110,065,531)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....            19,350              37,948
----------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................      (360,499,441)       (325,375,222)
NET ASSETS -- BEGINNING OF YEAR ..............................................       896,023,132       1,221,398,354
----------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  535,523,691      $  896,023,132
======================================================================================================================

The accompanying notes are an integral part of these financial statements.


                                      SAI-30

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
DEFENSE ELECTRONICS (0.4%)
L-3 Communications
   Holdings, Inc.* .........................            46,100       $ 2,070,351
                                                                     -----------
CAPITAL GOODS
ENGINEERING & CONSTRUCTION (1.7%)
Jacobs Engineering Group, Inc.* ............           248,500         8,846,600
                                                                     -----------
MACHINERY (1.0%)
ITT Industries, Inc. .......................            94,900         5,759,481
                                                                     -----------
TOTAL CAPITAL GOODS (2.7%) .................                          14,606,081
                                                                     -----------
CONSUMER MANUFACTURING
BUILDING & RELATED (4.1%)
American Standard
   Companies, Inc.* ........................           151,150        10,752,811
Centex Corp. ...............................           106,000         5,321,200
D. R. Horton, Inc. .........................           165,100         2,864,485
NVR, Inc.* .................................             9,000         2,929,500
                                                                     -----------
                                                                      21,867,996
                                                                     -----------
MISCELLANEOUS (2.1%)
Newell Rubbermaid, Inc. ....................           374,500        11,358,585
                                                                     -----------
TOTAL CONSUMER
   MANUFACTURING (6.2%) ....................                          33,226,581
                                                                     -----------
CONSUMER SERVICES
AIRLINES (2.0%)
Southwest Airlines Co. .....................           763,200        10,608,480
                                                                     -----------
BROADCASTING & CABLE (6.8%)
Comcast Corp. SPL (Class A)* ...............           813,300        18,372,447
Cox Communications, Inc. ...................
   (Class A)* ..............................           157,200         4,464,480
Viacom, Inc. (Class B)* ....................           331,490        13,511,532
                                                                     -----------
                                                                      36,348,459
                                                                     -----------
ENTERTAINMENT & LEISURE (4.9%)
Harley-Davidson, Inc. ......................           564,700        26,089,140
                                                                     -----------
RETAIL--GENERAL
   MERCHANDISE (7.3%)
Bed Bath & Beyond, Inc.* ...................            70,400         2,430,912
CDW Computer Centers, Inc.* ................           342,800        15,031,780
Kohl's Corp.* ..............................           391,500        21,904,425
                                                                     -----------
                                                                      39,367,117
                                                                     -----------
--------------------------------------------------------------------------------
                                                      NUMBER OF         VALUE
                                                       SHARES         (NOTE 2)
--------------------------------------------------------------------------------
MISCELLANEOUS (4.0%)
Career Education Corp.* ....................           352,800       $14,112,000
Iron Mountain, Inc.* .......................           224,800         7,420,648
                                                                     -----------
                                                                      21,532,648
                                                                     -----------
TOTAL CONSUMER
   SERVICES (25.0%) ........................                         133,945,844
                                                                     -----------
ENERGY
DOMESTIC PRODUCERS (0.6%)
Apache Corp.* ..............................            54,700         3,117,353
                                                                     -----------
OIL SERVICE (2.1%)
Baker Hughes, Inc. .........................           178,300         5,739,477
Weatherford International, Inc.* ...........           143,100         5,713,983
                                                                     -----------
                                                                      11,453,460
                                                                     -----------
TOTAL ENERGY (2.7%) ........................                          14,570,813
                                                                     -----------

FINANCE BANKING--MONEY CENTER (0.4%)
SLM Corp. ..................................            24,300         2,523,798
                                                                     -----------
BANKING--REGIONAL (2.2%)
Bank One Corp. .............................           316,400        11,564,420
                                                                     -----------
BROKERAGE & MONEY
   MANAGEMENT (3.7%)
Legg Mason, Inc. ...........................           370,600        17,988,924
Morgan Stanley Dean
   Witter & Co.* ...........................            40,200         1,604,784
                                                                     -----------
                                                                      19,593,708
                                                                     -----------
INSURANCE (6.4%)
American International
   Group, Inc. .............................           334,100        19,327,685
Gallagher (Arthur J.) & Co. ................           107,400         3,155,412
Willis Group Holdings Ltd.* ................           403,450        11,566,911
                                                                     -----------
                                                                      34,050,008
                                                                     -----------
MISCELLANEOUS (10.0%)
AMBAC Financial Group, Inc. ................           229,000        12,878,960
Citigroup, Inc. ............................           720,700        25,361,433
MBNA Corp. .................................           813,950        15,481,329
                                                                     -----------
                                                                      53,721,722
                                                                     -----------
TOTAL FINANCE (22.7%) ......................                         121,453,656
                                                                     -----------


                                      SAI-31

================================================================================
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE ALLIANCE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONCLUDED)

--------------------------------------------------------------------------------
                                                     NUMBER OF         VALUE
                                                      SHARES         (NOTE 2)
--------------------------------------------------------------------------------
HEALTH CARE
DRUGS (3.3%)
Forest Laboratories, Inc.* .................          132,200       $12,984,684
Patterson Dental Co.* ......................          102,400         4,478,976
                                                                    -----------
                                                                     17,463,660
                                                                    -----------
MEDICAL PRODUCTS (4.2%)
Boston Scientific Corp.* ...................          120,600         5,127,912
St. Jude Medical, Inc.* ....................           49,300         1,958,196
Stryker Corp. ..............................          231,900        15,565,128
                                                                    -----------
                                                                     22,651,236
                                                                    -----------
MEDICAL SERVICES (13.9%)
AmerisourceBergen Corp. ....................          165,450         8,985,590
Cardinal Health, Inc. ......................          324,900        19,230,831
Express Scripts, Inc.* .....................          344,000        16,525,760
Health Management Associates,
   Inc. (Class A) ..........................        1,168,600        20,917,940
Wellpoint Health Networks, Inc.* ...........          122,100         8,688,636
                                                                    -----------
                                                                     74,348,757
                                                                    -----------
TOTAL HEALTH CARE (21.4%) ..................                        114,463,653
                                                                    -----------
MULTI INDUSTRY
   COMPANIES (3.3%)
Danaher Corp. ..............................          266,000        17,476,200
                                                                    -----------
TECHNOLOGY
COMMUNICATION EQUIPMENT (2.2%)
Cisco Systems, Inc.* .......................          550,980         7,217,838
Juniper Networks, Inc.* ....................          698,500         4,749,800
                                                                    -----------
                                                                     11,967,638
                                                                    -----------
COMPUTER HARDWARE/STORAGE (1.8%)
Dell Computer Corp.* .......................          353,800         9,460,612
                                                                     -----------
--------------------------------------------------------------------------------
                                                     NUMBER OF         VALUE
                                                      SHARES         (NOTE 2)
--------------------------------------------------------------------------------
COMPUTER SERVICES (3.8%)
Affiliated Computer Services,
   Inc.* ................................           189,050       $   9,953,483
Fiserv, Inc.* ...........................           314,000          10,660,300
                                                                  -------------
                                                                     20,613,783
                                                                  -------------
CONTRACT MANUFACTURING (1.3%)
Flextronics International Ltd.* .........           830,000           6,797,700
                                                                  -------------
INTERNET INFRASTRUCTURE (2.5%)
eBay, Inc.* .............................           195,000          13,224,900
                                                                  -------------
SEMICONDUCTOR
   COMPONENTS (0.7%)
Maxim Integrated Products, Inc. .........           117,600           3,885,504
                                                                  -------------
SOFTWARE (3.7%)
Mercury Interactive Corp.* ..............           155,150           4,600,197
Microsoft Corp.* ........................            57,100           2,952,070
PeopleSoft, Inc.* .......................           261,800           4,790,940
Veritas Software Corp.* .................           495,500           7,739,710
                                                                  -------------
                                                                     20,082,917
                                                                  -------------
TOTAL TECHNOLOGY (16.0%) ................                            86,033,054
                                                                  -------------
TOTAL COMMON STOCKS (100.4%)
   (Cost $602,141,625) ..................                           537,846,233
                                                                  -------------
TOTAL INVESTMENTS (100.4%)
   (Cost $602,141,625) ..................                           537,846,233
OTHER ASSETS LESS
   LIABILITIES (-0.4%) ..................                            (2,322,542)
                                                                  -------------
NET ASSETS (100.0%) .....................                         $ 535,523,691
                                                                  =============

--------------------
* Non-income producing.

The accompanying notes are an integral part of these financial statements.


                                      SAI-32

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 2002

-------------------------------------------------------------------------------------------
ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $50,029,480) ............................    $43,285,806
 Long-term debt securities -- at value (amortized cost: $34,566,145).......     35,371,453
 Short-term debt securities -- at value (amortized cost: $17,657,923) .....     17,657,923
Cash ......................................................................        821,847
Interest receivable .......................................................        298,237
Dividends and other receivables ...........................................         53,112
-------------------------------------------------------------------------------------------
Total assets ..............................................................     97,488,378
-------------------------------------------------------------------------------------------
LIABILITIES:
Payable for investment securities purchased ...............................     15,735,508
Due to Equitable Life's General Account ...................................        510,613
Accrued expenses ..........................................................        129,387
-------------------------------------------------------------------------------------------
Total liabilities .........................................................     16,375,508
-------------------------------------------------------------------------------------------
NET ASSETS ................................................................    $81,112,870
==========================================================================================



                              UNITS OUTSTANDING    UNIT VALUES
                              -----------------    -----------
Institutional ..............           306         $ 14,747.26
RIA ........................       284,863         $    141.24
Momentum Strategy ..........        25,850         $    100.06
MRP ........................       756,212         $     36.08
EPP ........................        44,827         $    144.31


The accompanying notes are an integral part of these financial statements.


                                      SAI-33

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENT OF OPERATIONS
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------


INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $12,642)...................    $    497,068
Interest ..............................................................       1,505,352
----------------------------------------------------------------------------------------
Total investment income ...............................................       2,002,420
----------------------------------------------------------------------------------------
EXPENSES (NOTE 6):
Investment management fees ............................................        (277,150)
Operating and expense charges .........................................        (452,995)
----------------------------------------------------------------------------------------
Total expenses ........................................................        (730,145)
----------------------------------------------------------------------------------------
Net investment income .................................................       1,272,275
----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions .........      (2,698,068)
Change in unrealized appreciation/depreciation of investments .........      (5,272,377)
----------------------------------------------------------------------------------------
Net realized and unrealized loss on investments .......................      (7,970,445)
----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .................    $ (6,698,170)
========================================================================================


The accompanying notes are an integral part of these financial statements.


                                      SAI-34

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

STATEMENTS OF CHANGES IN NET ASSETS

------------------------------------------------------------------------------------------------------------------
                                                                                      YEAR ENDED DECEMBER 31,
                                                                                       2002              2001
                                                                                 ---------------   ---------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment income ........................................................    $   1,272,275     $   2,170,389
Net realized loss on investments and foreign currency transactions ...........       (2,698,068)       (2,610,418)
Change in unrealized appreciation/depreciation of investments ................       (5,272,377)       (4,368,036)
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ........................       (6,698,170)       (4,808,065)
------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       38,613,788        18,421,103
Withdrawals ..................................................................      (24,507,295)      (38,512,362)
Asset management fees ........................................................         (143,661)         (182,368)
Administrative fees ..........................................................         (369,974)         (484,231)
------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....       13,592,858       (20,757,858)
------------------------------------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS ............................................        6,894,688       (25,565,923)
NET ASSETS -- BEGINNING OF YEAR ..............................................       74,218,182        99,784,105
------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  81,112,870     $  74,218,182
==================================================================================================================

The accompanying notes are an integral part of these financial statements.


                                      SAI-35

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
AEROSPACE (0.4%)
Lockheed Martin Corp.* ...............................        5,700   $  329,175
                                                                      ----------

BASIC INDUSTRIES
CHEMICALS (1.2%)
Du Pont (E.I.) de
   Nemours & Co. .....................................       10,700      453,680
Praxair, Inc. ........................................        5,300      306,181
Shin-Etsu Chemical Co. Ltd. ..........................        7,200      235,837
Syngenta AG ..........................................           57        3,300
                                                                      ----------
                                                                         998,998
                                                                      ----------
PAPER & FOREST PRODUCTS (0.3%)
Smurfit-Stone Container Corp.* .......................       15,400      237,006
                                                                      ----------
TOTAL BASIC
   INDUSTRIES (1.5%) .................................                 1,236,004
                                                                      ----------
CAPITAL GOODS
ELECTRICAL EQUIPMENT (0.4%)
Funai Electric Co. Ltd.* .............................          400       46,750
Johnson Electric Holdings Ltd. .......................       63,200       69,290
Schneider Electric SA ................................        4,400      208,058
                                                                      ----------
                                                                         324,098
                                                                      ----------
MACHINERY (0.5%)
Parker-Hannifin Corp. ................................        3,700      170,681
Sandvik AB ...........................................        3,200       71,590
SMC Corp. ............................................        2,000      187,605
                                                                      ----------
                                                                         429,876
                                                                      ----------
MISCELLANEOUS (2.0%)
General Electric Co. .................................       47,800    1,163,930
United Technologies Corp. ............................        6,400      396,416
                                                                      ----------
                                                                       1,560,346
                                                                      ----------
TOTAL CAPITAL GOODS (2.9%) ...........................                 2,314,320
                                                                      ----------
CONSUMER MANUFACTURING
AUTO & RELATED (0.8%)
Bayerische Motoren Werke AG ..........................        4,200      127,512
Bridgestone Corp. ....................................       14,000      173,291
Honda Motor Co. Ltd. .................................        4,100      151,558
Magna International, Inc. ............................
   (Class A) .........................................        3,700      207,755
                                                                      ----------
                                                                         660,116
                                                                      ----------

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
BUILDING & RELATED (0.9%)
American Standard
   Companies, Inc.* ..................................        4,100   $  291,674
CRH PLC ..............................................       18,260      224,047
Masco Corp. ..........................................        8,900      187,345
                                                                      ----------
                                                                         703,066
                                                                      ----------
TOTAL CONSUMER
   MANUFACTURING (1.7%) ..............................                 1,363,182
                                                                      ----------
CONSUMER SERVICES
ADVERTISING (0.1%)
WPP Group PLC ........................................        5,800       44,062
                                                                      ----------
AIRLINES (0.1%)
Continental Airlines, Inc.* ..........................        1,500       10,875
Southwest Airlines Co. ...............................        6,400       88,960
                                                                      ----------
                                                                          99,835
                                                                      ----------
APPAREL (0.2%)
Inditex ..............................................        6,200      146,359
                                                                      ----------

BROADCASTING & CABLE (1.8%)
AOL Time Warner, Inc.* ...............................        3,700       48,470
British Sky Broadcasting
   Group PLC* ........................................       35,450      364,593
Comcast Corp. SPL (Class A)* .........................        5,814      137,036
Comcast Corp. (Class A)* .............................       10,700      241,713
Cox Communications, Inc. .............................
   (Class A)* ........................................        6,100      173,240
Viacom, Inc. (Class B)* ..............................       12,040      490,751
                                                                      ----------
                                                                       1,455,803
                                                                      ----------
CELLULAR COMMUNICATIONS (0.7%)
America Movil SA de CV
   (Class A) .........................................        3,500       50,260
China Mobile Hong Kong Ltd.* .........................       27,500       65,413
SK Telecom Co. Ltd. ..................................        1,500       32,025
Vodafone Group PLC ...................................      226,581      415,738
                                                                      ----------
                                                                         563,436
                                                                      ----------
ENTERTAINMENT & LEISURE (0.8%)
Carnival Corp. .......................................        6,100      152,195
Harley-Davidson, Inc. ................................        6,800      314,160
Royal Caribbean Cruises Ltd. .........................        9,500      158,650
                                                                      ----------
                                                                         625,005
                                                                      ----------
PRINTING & PUBLISHING (0.3%)
Gannett Co., Inc. ....................................        2,200      157,960
Pearson PLC ..........................................        8,850       81,904
                                                                      ----------
                                                                         239,864
                                                                      ----------


                                      SAI-36

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
RETAIL-GENERAL
   MERCHANDISE (3.2%)
Bed Bath & Beyond, Inc.* ..............................    8,100      $  279,693
Dixons Group PLC ......................................   42,700          99,653
Federated Department
   Stores, Inc.* ......................................    3,400          97,784
Home Depot, Inc. ......................................    4,300         103,028
Kohl's Corp.* .........................................    6,500         363,675
May Department Stores Co. .............................    4,000          91,920
Next PLC ..............................................    7,500          88,724
Tiffany & Co. .........................................    8,600         205,626
Toys "R" Us, Inc.* ....................................   14,200         142,000
Wal-Mart Stores, Inc. .................................   23,500       1,186,985
                                                                      ----------
                                                                       2,659,088
                                                                      ----------
MISCELLANEOUS (0.3%)
Capita Group PLC ......................................   27,937         111,063
Cendant Corp.* ........................................   15,400         161,392
Edison Schools, Inc.* .................................    6,400          10,368
                                                                      ----------
                                                                         282,823
                                                                      ----------
TOTAL CONSUMER
   SERVICES (7.5%) ....................................                6,116,275
                                                                      ----------
CONSUMER STAPLES
BEVERAGES (1.5%)
Anheuser Busch Cos., Inc. .............................    7,100         343,640
Coca Cola Co. .........................................    5,900         258,538
Heineken NV* ..........................................    3,400         132,640
Ito En Ltd. ...........................................    1,400          47,390
LVMH Moet Hennessy Louis
   Vuitton SA .........................................    2,300          94,431
Pepsi Bottling Group, Inc. ............................   11,000         282,700
Pepsico, Inc. .........................................    1,800          75,996
                                                                      ----------
                                                                       1,235,335
                                                                      ----------
COSMETICS (1.1%)
Avon Products, Inc. ...................................    8,000         430,960
Estee Lauder Companies, Inc. ..........................    3,700          97,680
L'Oreal SA ............................................    4,700         357,591
                                                                      ----------
                                                                         886,231
                                                                      ----------
FOOD (0.7%)
Del Monte Foods Co.* ..................................    2,054          15,819
Heinz (H. J.) Co. .....................................    4,600         151,202
J. M. Smucker Co. .....................................       96           3,822
Kraft Foods, Inc. .....................................    5,500         214,115
Sara Lee Corp. ........................................    8,400         189,084
                                                                      ----------
                                                                         574,042
                                                                      ----------

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS (1.3%)
Colgate Palmolive Co. .................................    3,600      $  188,748
Procter & Gamble Co. ..................................    7,300         627,362
Reckitt Benckiser PLC .................................   11,455         221,611
                                                                      ----------
                                                                       1,037,721
                                                                      ----------
RETAIL-FOOD & DRUG (0.5%)
Carrefour SA* .........................................      900          40,047
Walgreen Co. ..........................................   12,100         353,199
                                                                      ----------
                                                                         393,246
                                                                      ----------
TOBACCO (0.7%)
Philip Morris Companies, Inc. .........................   14,200         575,526
                                                                      ----------
TOTAL CONSUMER
   STAPLES (5.8%) .....................................                4,702,101
                                                                      ----------
ENERGY
DOMESTIC PRODUCERS (0.5%)
Apache Corp. ..........................................    4,370         249,047
Kerr-McGee Corp. ......................................    3,100         137,330
                                                                      ----------
                                                                         386,377
                                                                      ----------
INTERNATIONAL (2.2%)
BP PLC - Sponsored (ADR) ..............................    7,660         311,379
ChevronTexaco Corp. ...................................    6,500         432,120
Eni Spa ...............................................   15,520         246,579
Exxon Mobil Corp. .....................................   22,812         797,052
                                                                      ----------
                                                                       1,787,130
                                                                      ----------
OIL SERVICE (0.4%)
Baker Hughes, Inc. ....................................    4,600         148,074
BP PLC ................................................    7,168          49,378
Total Fina Elf SA* ....................................      700          99,910
                                                                      ----------
                                                                         297,362
                                                                      ----------
MISCELLANEOUS (0.0%)
Dynegy, Inc. ..........................................    3,300           3,894
                                                                      ----------
TOTAL ENERGY (3.1%) ...................................                2,474,763
                                                                      ----------
FINANCE
BANKING-MONEY CENTER (1.8%)
Banco Bilbao Vizcaya
   Argentaria S.A .....................................   25,620         245,034
BNP Paribas SA ........................................    6,959         283,377
Credit Suisse Group* ..................................    3,900          84,593
JP Morgan Chase & Co. .................................   16,582         397,968
Standard Chartered PLC ................................   15,800         179,537
Sumitomo Trust & Banking Co. ..........................    9,000          36,452
Wachovia Corp. ........................................    5,600         204,064
                                                                      ----------
                                                                       1,431,025
                                                                      ----------



                                      SAI-37

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
BANKING-REGIONAL (3.4%)
Allied Irish Banks* ...................................       6,900   $   94,358
Bank of America Corp. .................................      11,442      796,020
Bank One Corp. ........................................      13,532      494,595
FleetBoston Financial Corp. ...........................       5,200      126,360
Fortis* ...............................................       4,100       71,632
KeyCorp ...............................................      22,100      555,594
National City Corp. ...................................      10,100      275,932
Royal Bank of Scotland
   Group PLC ..........................................      14,519      347,254
                                                                      ----------
                                                                       2,761,745
                                                                      ----------
BROKERAGE & MONEY
   MANAGEMENT (0.6%)
Goldman Sachs Group, Inc. .............................       1,600      108,960
Merrill Lynch & Co., Inc. .............................       5,300      201,135
Morgan Stanley Dean
   Witter & Co. .......................................       4,000      159,680
Peregrine Investments
   Holdings Ltd.* .....................................      90,000            0
                                                                      ----------
                                                                         469,775
                                                                      ----------
INSURANCE (2.1%)
Ace Ltd. ..............................................       7,000      205,380
Alleanza Assicurazioni Spa ............................       6,576       49,791
American International
   Group, Inc. ........................................      14,200      821,470
Aviva PLC .............................................      20,726      148,446
Swiss Re-Registered ...................................       3,020      198,044
Travelers Property Casualty Co. .......................
   (Class A)* .........................................         809       11,852
Travelers Property Casualty Co. .......................
   (Class B)* .........................................       1,662       24,349
XL Capital Ltd. (Class A) .............................       3,100      239,475
                                                                      ----------
                                                                       1,698,807
                                                                      ----------
MORTGAGE BANKING (1.1%)
Fannie Mae ............................................       6,200      398,846
Freddie Mac ...........................................       5,500      324,775
The PMI Group, Inc. ...................................       5,600      168,224
                                                                      ----------
                                                                         891,845
                                                                      ----------
REAL ESTATE (0.0%)
Sun Hung Kai Properities Ltd. .........................       7,000       41,469
                                                                      ----------

MISCELLANEOUS (1.7%)
Capital One Financial Corp. ...........................       6,100      181,292
Citigroup, Inc. .......................................      28,132      989,966


--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
MBNA Corp. ............................................      12,618   $  239,995
                                                                      ----------
                                                                       1,411,253
                                                                      ----------
TOTAL FINANCE (10.7%) .................................                8,705,919
                                                                      ----------
HEALTH CARE
BIOTECHNOLOGY (0.5%)
Amgen, Inc.* ..........................................       7,000      338,380
Human Genome Sciences, Inc.* ..........................       8,100       71,361
Monsanto Co. ..........................................         832       16,017
                                                                      ----------
                                                                         425,758
                                                                      ----------
DRUGS (4.3%)
AstraZeneca Group PLC .................................         400       14,247
Bristol Myers Squibb Co. ..............................       8,600      199,090
Dr. Reddy's Laboratories Ltd. .........................         700       13,531
Forest Laboratories, Inc.* ............................       2,100      206,262
Fujisawa Pharmaceutical Co. ...........................       5,000      114,306
Merck & Co., Inc. .....................................       3,300      186,813
Novartis AG ...........................................       4,900      178,733
Pfizer, Inc. ..........................................      33,995    1,039,228
Pharmacia Corp. .......................................       4,721      197,338
Sanofi-Synthelabo SA ..................................       3,940      240,682
Schering AG* ..........................................       1,500       65,282
Schering-Plough Corp. .................................      12,100      268,620
Takeda Chemical Industries ............................       8,000      334,119
Wyeth .................................................      10,400      388,960
                                                                      ----------
                                                                       3,447,211
                                                                      ----------
MEDICAL PRODUCTS (1.9%)
Becton Dickinson & Co. ................................       9,000      276,210
Boston Scientific Corp.* ..............................       7,000      297,640
Johnson & Johnson .....................................      17,000      913,070
Zimmer Holdings, Inc.* ................................         530       22,006
                                                                      ----------
                                                                       1,508,926
                                                                      ----------
MEDICAL SERVICES (1.0%)
Cardinal Health, Inc. .................................       3,700      219,003
Health Management Associates,
   Inc. (Class A) .....................................      15,400      275,660
Tenet Healthcare Corp.* ...............................         150        2,460
UnitedHealth Group, Inc.* .............................       1,600      133,600
Wellpoint Health Networks,
   Inc.* ..............................................       2,800      199,248
                                                                      ----------
                                                                         829,971
                                                                      ----------
TOTAL HEALTH CARE (7.7%) ..............................                6,211,866
                                                                      ----------


                                      SAI-38

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
MULTI INDUSTRY
   COMPANIES (0.4%)
Citic Pacific Ltd. ....................................   18,000      $   33,237
Honeywell International, Inc. .........................    3,400          81,600
Viad Corp. ............................................   10,100         225,735
                                                                      ----------
TOTAL MULTI INDUSTRY
   COMPANIES (0.4%) ...................................                  340,572
                                                                      ----------
TECHNOLOGY
COMMUNICATION EQUIPMENT (1.2%)
Avaya, Inc.* ..........................................       22              54
Cisco Systems, Inc.* ..................................   25,000         327,500
Juniper Networks, Inc.* ...............................   27,200         184,960
Lucent Technologies, Inc.* ............................   39,375          49,613
Nokia Oyj .............................................   15,716         249,693
Nortel Networks Corp.* ................................    4,800           7,728
QUALCOMM, Inc.* .......................................    4,300
                                                                         156,477
                                                                      ----------
                                                                         976,025
                                                                      ----------
COMPUTER HARDWARE/STORAGE (1.6%)
Dell Computer Corp.* ..................................   18,700         500,038
EMC Corp.* ............................................    6,400          39,296
Hewlett-Packard Co. ...................................   21,000         364,560
International Business
   Machines Corp. .....................................    4,300         333,250
Sun Microsystems, Inc.* ...............................   20,300          63,133
                                                                      ----------
                                                                       1,300,277
                                                                      ----------
COMPUTER SERVICES (0.6%)
First Data Corp. ......................................    9,600         339,936
Fiserv, Inc.* .........................................    5,000         169,750
                                                                      ----------
                                                                         509,686
                                                                      ----------
CONTRACT MANUFACTURING (0.1%)
Flextronics International Ltd.* .......................    4,100          33,579
Sanmina-SCI Corp.* ....................................    5,300          23,797
Solectron Corp.* ......................................    7,600          26,980
                                                                      ----------
                                                                          84,356
                                                                      ----------
SEMICONDUCTOR CAPITAL
   EQUIPMENT (0.2%)
Applied Materials, Inc.* ..............................   12,000         156,360
                                                                      ----------
SEMICONDUCTOR COMPONENTS (1.7%)
Agere Systems, Inc.* ..................................      372             536
Altera Corp.* .........................................    9,836         121,377
ASML Holding N.V.* ....................................    5,000          41,738
Intel Corp. ...........................................   23,044         358,796
Linear Technology Corp. ...............................    4,700         120,884
Maxim Integrated Products, Inc. .......................    5,200         171,808

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
Micron Technology, Inc.* ..............................    8,600      $   83,764
Samsung Electronics Co. Ltd. ..........................
   (GDR) ..............................................      900         119,133
STMicroelectronics N.V ................................    5,777         113,170
Taiwan Semiconductor
   Manufacturing Co. Ltd.* ............................    9,590          67,610
Texas Instruments, Inc. ...............................   12,400         186,124
                                                                      ----------
                                                                       1,384,940
                                                                      ----------
SOFTWARE (2.3%)
Infosys Technologies Ltd. .............................
   Warrants (Expire 6/13/03)* .........................      200          19,643
BEA Systems, Inc.* ....................................    1,470          16,861
Microsoft Corp.* ......................................   26,900       1,390,730
PeopleSoft, Inc.* .....................................    4,400          80,520
Sap AG ................................................    1,800         141,009
Veritas Software Corp.* ...............................   11,700         182,754
                                                                      ----------
                                                                       1,831,517
                                                                      ----------

MISCELLANEOUS (1.1%)
Canon, Inc. ...........................................    8,000         301,112
Hoya Corp. ............................................    2,600         181,930
Keyence Corp. .........................................    1,200         208,656
Ricoh Company Ltd. ....................................    8,000         131,155
Tokyo Electron Ltd. ...................................    2,200          99,478
                                                                      ----------
                                                                         922,331
                                                                      ----------

TOTAL TECHNOLOGY (8.8%) ...............................                7,165,492
                                                                      ----------
TRANSPORTATION
AIR FREIGHT (0.2%)
United Parcel Service (Class B) .......................    3,000         189,240
                                                                      ----------
RAILROAD (0.4%)
Union Pacific Corp. ...................................    4,600         275,402
                                                                      ----------
TOTAL TRANSPORTATION (0.6%)
                                                                         464,642
                                                                      ----------
UTILITIES
ELECTRIC & GAS UTILITY (0.9%)
American Electric
   Power Co., Inc .....................................    3,200          87,456
Entergy Corp. .........................................    5,200         237,068
FPL Group, Inc. .......................................    5,300         318,689
PG&E Corp.* ...........................................    8,400         116,760
                                                                      ----------
                                                                         759,973
                                                                      ----------
TELEPHONE UTILITY (1.4%)
AT&T Corp. ............................................    3,620          94,519
BellSouth Corp. .......................................    5,200         134,524


                                      SAI-39

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
                                                          NUMBER OF      VALUE
                                                           SHARES      (NOTE 2)
--------------------------------------------------------------------------------
Qwest Communications
   International, Inc.* ...............................    5,200      $   26,000
SBC Communications, Inc. ..............................   14,486         392,717
Sprint Corp. (FON Group) ..............................    1,900          27,512
Verizon Communications, Inc. ..........................   11,000         426,250
                                                                      ----------
                                                                       1,101,522
                                                                      ----------
TOTAL UTILITIES (2.3%) ................................                1,861,495
                                                                      ----------
TOTAL COMMON STOCKS (53.4%)
   (Cost $50,029,480) .................................               43,285,806
                                                                      ----------
                                                        PRINCIPAL
                                                          AMOUNT
                                                       ----------
LONG-TERM DEBT SECURITIES:
ASSET BACKED SECURITIES (1.2%)
American Express Master Trust
   1.49%, 2005 ........................................$ 385,000         385,307
Discover Card Master Trust I
   6.35%, 2008 ........................................  385,000         425,001
Nomura Asset Securities Corp. .........................
   6.59%, 2030 ........................................  170,000         192,966
                                                                      ----------
TOTAL ASSET BACKED
   SECURITIES (1.2%) ..................................                1,003,274
                                                                      ----------
BASIC INDUSTRIES
PAPER & FOREST PRODUCTS (0.2%)
Meadwestvaco Corp.
   6.85%, 2012 ........................................   55,000          61,027
Westvaco Corp. ........................................
   8.20%, 2030 ........................................  110,000         127,864
                                                                      ----------
TOTAL BASIC
   INDUSTRIES (0.2%) ..................................                  188,891
                                                                      ----------
CONSUMER MANUFACTURING
AUTO & RELATED (0.5%)
Ford Motor Co.
   7.45%, 2031 ........................................  455,000         395,803
                                                                      ----------
TOTAL CONSUMER
   MANUFACTURING (0.5%) ...............................                  395,803
                                                                      ----------
CONSUMER SERVICES
BROADCASTING & CABLE (0.7%)
Comcast Cable
   Communications, Inc.
   6.2%, 2008 .........................................  130,000         134,601
Cox Communications, Inc.
   7.125%, 2012 .......................................   50,000          55,535
Time Warner Entertainment Co.:
   8.375%, 2023 .......................................  315,000         354,469
   8.375%, 2033 .......................................   30,000          33,969
                                                                      ----------
                                                                         578,574
                                                                      ----------
--------------------------------------------------------------------------------
                                                        PRINCIPAL       VALUE
                                                          AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
CELLULAR COMMUNICATIONS (0.7%)
AT&T Wireless Services, Inc.
   8.75%, 2031 ........................................$ 150,000        $147,000
Verizon Wireless, Inc.
   1.81%, 2003 ........................................  400,000         397,160
Vodafone Group PLC
   7.875%, 2030 .......................................   35,000          42,182
                                                                       ---------
                                                                         586,342
                                                                       ---------
RETAIL-GENERAL
   MERCHANDISE (0.1%)
Target Corp.
   5.875%, 2012 .......................................   50,000          54,210
                                                                       ---------

TOTAL CONSUMER
   SERVICES (1.5%) ....................................                1,219,126
                                                                       ---------
CONSUMER STAPLES
FOOD (0.3%)
Kraft Foods, Inc.
   5.625%, 2011 .......................................  215,000         229,856
Kroger Co.
   6.75%, 2012 ........................................   15,000          16,598
                                                                       ---------
TOTAL CONSUMER STAPLES (0.3%) .........................                  246,454
                                                                       ---------
ENERGY
DOMESTIC INTEGRATED (0.2%)
Amerada Hess Corp.
   7.875%, 2029 .......................................  130,000         150,305
                                                                       ---------
DOMESTIC PRODUCERS (0.1%)
Kerr-McGee Corp.
   7.875%, 2031 .......................................   70,000          85,512
                                                                       ---------
OIL SERVICE (0.6%)
Conoco Funding Co.
   5.45%, 2006 ........................................   85,000          91,749
Conoco, Inc.
   6.95%, 2029 ........................................  185,000         209,679
Devon Energy Corp.
   7.95%, 2032 ........................................  100,000         120,220
Devon Financing Corp.
   7.875%, 2031 .......................................   65,000          76,550
                                                                       ---------
                                                                         498,198
                                                                       ---------
TOTAL ENERGY (0.9%) ...................................                  734,015
                                                                       ---------
FINANCE
BANKING-MONEY CENTER (1.1%)
Barclays Bank PLC
   8.55%, 2049 ........................................   75,000          91,552



                                      SAI-40

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

--------------------------------------------------------------------------------
                                                        PRINCIPAL       VALUE
                                                          AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
Citicorp
   6.375%, 2008 .......................................$ 170,000      $  190,230
Credit Suisse Financial
   6.0% Conv. , 2005 ..................................    4,000           2,848
HSBC Capital Funding
   10.176%, 2049 ......................................   50,000          70,155
JP Morgan Chase & Co.:
   6.375%, 2008 .......................................  170,000         185,945
   6.75%, 2011 ........................................  210,000         228,312
Royal Bank of Scotland Group PLC
   7.648%, 2049 .......................................   95,000         109,953
Standard Chartered Bank PLC
   8.0%, 2031 .........................................   25,000          28,782
                                                                      ----------
                                                                         907,777
                                                                      ----------
BANKING-REGIONAL (0.6%)
Bank of America Corp.
   6.25%, 2012 ........................................  125,000         139,062
Bank One Corp.:
   7.875%, 2010 .......................................  105,000         125,842
   7.625%, 2026 .......................................   65,000          78,390
U. S. Bank NA
   6.375%, 2011 .......................................  150,000         168,240
                                                                      ----------
                                                                         511,534
                                                                      ----------
BROKERAGE & MONEY
   MANAGEMENT (0.4%)
Goldman Sachs Group, Inc.
   5.7%, 2012 .........................................  120,000         124,800
Lehman Brothers Holdings, Inc.
   6.625%, 2012 .......................................  110,000         121,748
Morgan Stanley Dean Witter & Co.
   7.25%, 2032 ........................................   95,000         108,233
                                                                      ----------
                                                                         354,781
                                                                      ----------
INSURANCE (0.1%)
Metlife, Inc.
   6.5%, 2032 .........................................   45,000          46,705
                                                                      ----------
MORTGAGE BANKING (1.3%)
Abbey National Capital Trust I
   8.963%, 2049 .......................................   60,000          74,388
Bear Stearns Commercial
   Mortgage Securities:
   4.72%, 2035 ........................................  130,000         131,027
   4.83%, 2038 ........................................  135,000         137,227
Commercial Mortgage Asset Trust
   6.64%, 2010 ........................................  175,000         199,412


--------------------------------------------------------------------------------
                                                        PRINCIPAL       VALUE
                                                          AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
Countrywide Financial
   4.25%, 2007 ........................................$  95,000      $   96,149
GE Capital Commercial Mortgage Corp.
   5.994%, 2035 .......................................  150,000         165,675
Morgan Stanley Dean Witter Capital I
   5.08%, 2037 ........................................  210,000         216,531
                                                                      ----------
                                                                       1,020,409
                                                                      ----------
MISCELLANEOUS (2.5%)
American General Finance
   4.5%, 2007 .........................................   55,000          56,622
CIT Group, Inc.:
   5.5%, 2007 .........................................   30,000          30,671
   6.875%, 2009 .......................................   30,000          32,271
Citigroup, Inc.
   7.25%, 2010 ........................................  245,000         284,420
Ford Motor Credit Co.
   6.5%, 2007 .........................................  150,000         148,155
General Electric Capital Corp.:
   5.45%, 2013 ........................................   80,000          83,096
   6.75%, 2032 ........................................  170,000         187,952
General Motors Acceptance Corp.:
   6.875%, 2011 .......................................  205,000         204,446
   8.0%, 2031 .........................................  260,000         261,404

Great Western Financial Corp.
   8.206%, 2027 .......................................  100,000         107,360
Household Finance Corp.:
   6.5%, 2008 .........................................  125,000         134,400
   7.0%, 2012 .........................................   35,000          38,335
   7.35%, 2032 ........................................    5,000           5,389
John Deere Capital Corp.
   4.5%, 2007 .........................................  110,000         113,596
National Rural Utilities Cooperative
   Finance Corp.
   7.25%, 2012 ........................................   30,000          34,407
Unicredito Italiano Capital Trust
   9.2%, 2049 .........................................  110,000         135,179
Washington Mutual Finance Corp.
   6.875%, 2011 .......................................  170,000         189,737
                                                                      ----------
                                                                       2,047,440
                                                                      ----------
TOTAL FINANCE (6.0%) ..................................                4,888,646
                                                                      ----------
HEALTH CARE
DRUGS (0.1%)
Bristol Myers Squibb Co.
   4.75%, 2006 ........................................   45,000          47,452
                                                                      ----------


                                      SAI-41

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONTINUED)

---------------------------------------------------------------------------------
                                                         PRINCIPAL       VALUE
                                                           AMOUNT       (NOTE 2)
---------------------------------------------------------------------------------
MEDICAL SERVICES (0.2%)
Anthem, Inc.
   6.8%, 2012 ........................................ $  60,000      $   65,286
Health Net, Inc.
   8.375%, 2011 ......................................    40,000          46,120
                                                                      ----------
                                                                         111,406
                                                                      ----------
MISCELLANEOUS (0.0%)
Science Applications International Corp.
   6.25%, 2012 .......................................    30,000          32,358
                                                                      ----------
TOTAL HEALTH CARE (0.3%) .............................                   191,216
                                                                      ----------
SOVEREIGN DEBT OBLIGATIONS
SOVEREIGN DEBT SECURITIES (0.3%)
Province of Quebec
   7.5%, 2029 ........................................   105,000         130,945
United Mexican States
   8.3%, 2031 ........................................    90,000          94,949
                                                                      ----------
TOTAL SOVEREIGN DEBT
   OBLIGATIONS (0.3%) ................................                   225,894
                                                                      ----------
TECHNOLOGY
COMMUNICATION SERVICES (0.1%)
Verizon Global Funding Corp.
   7.375%, 2012 ......................................    80,000          92,040
                                                                      ----------
TOTAL TECHNOLOGY (0.1%) ..............................                    92,040
                                                                      ----------
TRANSPORTATION
RAILROAD (0.1%)
CSX Corp.
   7.95%, 2027 .......................................    95,000         116,554
                                                                      ----------
TOTAL TRANSPORTATION (0.1%) ..........................                   116,554
                                                                      ----------
UTILITIES
ELECTRIC & GAS UTILITY (0.4%)
Carolina Power & Light Co.
   6.5%, 2012 ........................................    35,000          38,265
Cincinnati Gas & Electric Co.
   5.7%, 2012 ........................................    30,000          30,749
First Energy Corp.
   7.375%, 2031 ......................................    40,000          38,775
KeySpan Corp.
   7.25%, 2005 .......................................   100,000         112,130
Public Service Co. of Colorado
   7.875%, 2012 ......................................    20,000          22,326
Teco Energy, Inc.
   6.125%, 2007 ......................................    50,000          43,500
                                                                       ----------
                                                                          285,745
                                                                       ----------

--------------------------------------------------------------------------------
                                                        PRINCIPAL       VALUE
                                                          AMOUNT       (NOTE 2)
--------------------------------------------------------------------------------
TELEPHONE UTILITY (0.6%)
AT&T Corp.:
   7.8%, 2011 ........................................ $ 160,000     $   174,880
   6.5%, 2013 ........................................   200,000         200,620
Sprint Capital Corp.
   7.625%, 2011 ......................................   150,000         142,500
                                                                     -----------
                                                                         518,000
                                                                     -----------
MISCELLANEOUS (0.3%)
AT&T Broadband Corp.
   9.455%, 2022 ......................................    65,000          76,589
British Telecom PLC
   8.875%, 2030 ......................................    90,000         114,741
MidAmerican Energy Holdings
   5.875%, 2012 ......................................    30,000          30,411
Nisource Finance Corp.
   7.875%, 2010 ......................................    40,000          43,960
                                                                     -----------
                                                                         265,701
                                                                     -----------
TOTAL UTILITIES (1.3%) ...............................                 1,069,446
                                                                     -----------
U.S. GOVERNMENT & AGENCY
   OBLIGATIONS
FEDERAL AGENCY (2.5%)
Federal Home Loan Mortgage Corp.:
   3.5%, 2007 ........................................ 1,315,000       1,342,352
   7.0%, 2032 ........................................    46,552          48,930
   6.0%, 2033 ........................................   580,000         599,604
                                                                     -----------
                                                                       1,990,886
                                                                     -----------
FEDERAL AGENCIES-PASS
   THRU'S (18.9%)
Federal National Mortgage
   Association:
   5.5%, 2018 ........................................   880,000         911,592
   6.0%, 2018 ........................................ 1,775,000       1,854,875
   6.5%, 2030 ........................................ 4,060,000       4,226,054
   6.5%, 2032 ........................................   125,083         130,298
   6.0%, 2033 ........................................ 4,420,000       4,567,628
   7.0%, 2033 ........................................ 2,230,000       2,345,068
Government National Mortgage
   Association
   6.5%, 2032 ........................................ 1,215,000       1,274,292
                                                                     -----------
                                                                      15,309,807
                                                                     -----------
U. S. TREASURY (9.5%)
U. S. Treasury Bond
   5.375%, 2031 ...................................... 1,360,000       1,482,672




                                      SAI-42

================================================================================
SEPARATE ACCOUNT NO. 10 (POOLED)
(THE ALLIANCE BALANCED FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

PORTFOLIO OF INVESTMENTS -- DECEMBER 31, 2002 (CONCLUDED)


--------------------------------------------------------------------------------
                                                      PRINCIPAL        VALUE
                                                       AMOUNT         (NOTE 2)
--------------------------------------------------------------------------------
U. S. Treasury Notes:
   1.75%, 2004 ...............................     $    950,000     $   952,820
   3.25%, 2004 ...............................        2,520,000       2,586,926
   4.375%, 2007 ..............................        1,550,000       1,664,390
   3.625%, 2008 ..............................          530,000         652,588
   4.0%, 2012 ................................          355,000         360,005
                                                                   ------------
                                                                      7,699,401
                                                                   ------------
TOTAL U.S. GOVERNMENT & AGENCY
   OBLIGATIONS (30.9%) .......................                       25,000,094
                                                                   ------------
TOTAL LONG-TERM DEBT
   SECURITIES (43.6%)
   (Amortized Cost $34,566,145) ..............                       35,371,453
                                                                   ------------
SHORT-TERM DEBT SECURITIES:
U. S. GOVERNMENT & AGENCY
   OBLIGATIONS (21.7%)
Federal Mortgage Corp.
   Discount Note
   0.75%, 2003 ...............................       16,399,317      16,399,317
U. S. Treasury Note
   5.5%, 2003 ................................        1,250,000       1,258,606
                                                                   ------------
                                                                     17,657,923
                                                                   ------------
TOTAL SHORT-TERM DEBT
   SECURITIES (21.7%)
   (Amortized Cost $17,657,923) ..............                       17,657,923
                                                                   ------------
TOTAL INVESTMENTS (118.7%)
   (Cost/Amortized Cost $102,253,548) ........                       96,315,182
OTHER ASSETS LESS
   LIABILITES (-18.7%) .......................                      (15,202,312)
                                                                   ------------
NET ASSETS (100.0%) ..........................                     $ 81,112,870
                                                                   ============

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
DISTRIBUTION OF INVESTMENTS BY GLOBAL REGION



                                                                 % OF
                                                               INVESTMENT
                                                               ----------
United States**                                                   90.6%
United Kingdom                                                     2.6
Japan                                                              2.3
France                                                             1.5
Southeast Asia                                                     0.5
Switzerland                                                        0.5
Spain                                                              0.4
Italy                                                              0.3
Scandinavia                                                        0.3
Mexico                                                             0.1
Other European Countries                                           0.9
                                                                 -----
                                                                 100.0%
                                                                 =====


------------
 * Non-income producing.
** Includes short-term investments.

The accompanying notes are an integral part of these financial statements.




                                      SAI-43

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Assets and Liabilities
December 31, 2002



                                                         EQ/Alliance
                                                        Intermediate                                   EQ/Bernstein
                                                         Government      EQ/Alliance    EQ/Alliance     Diversified
                                                         Securities     International    Technology        Value
                                                      ---------------- --------------- ------------- ----------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 10,489,222   $12,975,528       $ 504,315     $ 11,267,912
Receivable for Trust shares sold ....................             --      436,950               --               --
Receivable for policy-related transactions ..........          1,553           --            5,927           15,288
-----------------------------------------------------   ------------   -----------       ---------     ------------
   Total assets .....................................     10,490,775   13,412,478          510,242       11,283,200
-----------------------------------------------------   ------------   -----------       ---------     ------------
Liabilities:
Payable for Trust shares purchased ..................          1,553           --            5,927           15,288
Payable for policy-related transactions .............             --      441,671               --               --
-----------------------------------------------------   ------------   -----------       ---------     ------------
   Total liabilities ................................          1,553      441,671            5,927           15,288
-----------------------------------------------------   ------------   -----------       ---------     ------------
Net assets ..........................................   $ 10,489,222   $12,970,807       $ 504,315     $ 11,267,912
=====================================================   ============   ===========       =========     ============
Accumulation Units ..................................   $ 10,489,222   $12,970,807       $ 502,815     $ 11,266,412
Retained by Equitable Life in Separate Account
 No. 66 .............................................             --           --            1,500            1,500
-----------------------------------------------------   ------------   -----------       ---------     ------------
Total net assets ....................................   $ 10,489,222   $12,970,807       $ 504,315     $ 11,267,912
=====================================================   ============   ===========       =========     ============
Investments in shares of The Trust, at cost .........   $ 10,258,759   $13,478,334       $ 712,085     $ 13,278,636
Trust shares held
 Class A ............................................      1,018,441    1,793,375               --               --
 Class B ............................................             --           --          168,896        1,123,650
Units outstanding(000's):
 MRP ................................................             17          757               58              433
 RIA ................................................             60           53                6               89
Unit value:
 MRP ................................................   $      10.09   $    10.84        $    4.76     $       8.57
 RIA ................................................   $     172.44   $    90.42        $   35.44     $      84.97

The accompanying notes are an integral part of these financial statements.


                                     SAI-44

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Assets and Liabilities (Continued)
December 31, 2002


                                                        EQ/Calvert     EQ/Capital      EQ/Capital    EQ/Capital
                                                         Socially       Guardian        Guardian      Guardian
                                                       Responsible   International      Research     U.S. Equity
                                                      ------------- --------------- --------------- ------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 333,930      $ 223,756      $ 4,215,230    $ 409,733
Receivable for Trust shares sold ....................          --             --              183       18,175
Receivable for policy-related transactions ..........         477            795               --           --
-----------------------------------------------------   ---------      ---------      -----------    ---------
   Total assets .....................................     334,407        224,551        4,215,413      427,908
-----------------------------------------------------   ---------      ---------      -----------    ---------
Liabilities:
Payable for Trust shares purchased ..................         550            795               --           --
Payable for policy-related transactions .............          --             --              183       18,175
-----------------------------------------------------   ---------      ---------      -----------    ---------
   Total liabilities ................................         550            795              183       18,175
-----------------------------------------------------   ---------      ---------      -----------    ---------
Net assets ..........................................   $ 333,857      $ 223,756      $ 4,215,230    $ 409,733
=====================================================   =========      =========      ===========    =========
Accumulation Units ..................................   $ 332,357      $ 222,256      $ 4,213,730    $ 408,233
Retained by Equitable Life in Separate Account
 No. 66 .............................................       1,500          1,500            1,500        1,500
-----------------------------------------------------   ---------      ---------      -----------    ---------
Total net assets ....................................   $ 333,857      $ 223,756      $ 4,215,230    $ 409,733
=====================================================   =========      =========      ===========    =========
Investments in shares of The Trust, at cost .........   $ 416,805      $ 250,348      $ 4,511,321    $ 443,851
Trust shares held
 Class A ............................................          --             --          426,143           --
 Class B ............................................      56,793         30,453           86,876       52,729
Units outstanding(000's):
 MRP ................................................          57             22              321           18
 RIA ................................................          --              1                9            3
Unit value:
 MRP ................................................   $    5.87      $    6.74      $     10.87    $    9.09
 RIA ................................................   $   64.92      $   69.94      $     82.36    $   78.34

The accompanying notes are an integral part of these financial statements.


                                     SAI-45

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Assets and Liabilities (Concluded)
December 31, 2002



                                                                            EQ/FI            EQ/MFS          EQ/Small
                                                          EQ/Equity       Small/Mid         Emerging         Company
                                                          500 Index       Cap Value     Growth Companies      Index
                                                      ---------------- --------------- ------------------ -------------
Assets:
Investments in shares of The Trust - at fair
 value ..............................................   $ 15,126,941     $ 4,249,009      $ 2,366,546       $ 609,659
Receivable for Trust shares sold ....................      2,216,525              --          319,567              --
Receivable for policy-related transactions ..........             --           2,202               --             658
-----------------------------------------------------   ------------     -----------      -----------       ---------
   Total assets .....................................     17,343,466       4,251,211        2,686,113         610,317
-----------------------------------------------------   ------------     -----------      -----------       ---------
Liabilities:
Payable for Trust shares purchased ..................             --           4,011               --             650
Payable for policy-related transactions .............      2,216,525              --          320,227              --
-----------------------------------------------------   ------------     -----------      -----------       ---------
   Total liabilities ................................      2,216,525           4,011          320,227             650
-----------------------------------------------------   ------------     -----------      -----------       ---------
Net assets ..........................................   $ 15,126,941     $ 4,247,200      $ 2,365,886       $ 609,667
=====================================================   ============     ===========      ===========       =========
Accumulation Units ..................................   $ 15,125,441     $ 4,245,700      $ 2,364,386       $ 608,167
Retained by Equitable Life in Separate Account
 No. 66 .............................................          1,500           1,500            1,500           1,500
-----------------------------------------------------   ------------     -----------      -----------       ---------
Total net assets ....................................   $ 15,126,941     $ 4,247,200      $ 2,365,886       $ 609,667
=====================================================   ============     ===========      ===========       =========
Investments in shares of The Trust, at cost .........   $ 21,798,820     $ 4,878,401      $ 4,300,872       $ 729,314
Trust shares held
 Class A ............................................        522,640              --               --              --
 Class B ............................................        373,188         431,611          262,971          84,780
Units outstanding(000's):
 MRP ................................................          1,084             374              187              79
 RIA ................................................             41              11               23              --
Unit value:
 MRP ................................................   $       5.81     $      8.43      $      3.36       $    7.76
 RIA ................................................   $     214.26     $     99.75      $     75.21       $      --

The accompanying notes are an integral part of these financial statements.


                                     SAI-46

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Operations
For the Year Ended December 31, 2002


                                                         EQ/Alliance
                                                        Intermediate                                  EQ/Bernstein
                                                         Government     EQ/Alliance    EQ/Alliance    Diversified
                                                         Securities    International    Technology       Value
                                                       -------------- --------------- ------------- ---------------
Income and Expense:
 Investment Income:
   Dividends from The Trusts .........................    $404,098      $       --     $       --    $    153,288
------------------------------------------------------    --------      ----------     ----------    ------------
 Expenses:
   Asset-based charges ...............................      (3,681)        (13,689)        (3,636)        (56,533)
------------------------------------------------------    --------      ----------     ----------    ------------
Net Investment Income (Loss) .........................     400,417         (13,689)        (3,636)         96,755
------------------------------------------------------    --------      ----------     ----------    ------------
Realized and Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............       7,431        (564,669)      (572,612)       (112,129)
   Realized gain distribution from The Trust .........      10,918              --             --              --
------------------------------------------------------    --------      ----------     ----------    ------------
 Net realized gain (loss) ............................      18,349        (564,669)      (572,612)       (112,129)
------------------------------------------------------    --------      ----------     ----------    ------------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     232,150          84,140        106,909      (1,873,293)
------------------------------------------------------    --------      ----------     ----------    ------------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................     250,499        (480,529)      (465,703)     (1,985,422)
------------------------------------------------------    --------      ----------     ----------    ------------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................    $650,916      $ (494,218)    $ (469,339)   $ (1,888,667)
======================================================    ========      ==========     ==========    ============

The accompanying notes are an integral part of these financial statements.



                                     SAI-47

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Operations (Continued)
For the Year Ended December 31, 2002


                                                         EQ/Calvert     EQ/Capital     EQ/Capital    EQ/Capital
                                                          Socially       Guardian       Guardian      Guardian
                                                        Responsible   International     Research     U.S. Equity
                                                       ------------- --------------- -------------- ------------
Income And Expense:
 Investment Income:
   Dividends from The Trusts .........................  $       --      $   2,813      $    8,864    $   1,631
------------------------------------------------------  ----------      ---------      ----------    ---------
 Expenses:
   Asset-based charges ...............................      (4,975)        (1,053)         (2,793)        (760)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net Investment Income (Loss) .........................      (4,975)         1,760           6,071          871
------------------------------------------------------  ----------      ---------      ----------    ---------
Realized And Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............     (63,098)        (9,027)        (14,803)     (43,166)
   Realized gain distribution from The Trust .........          --             --              --           --
------------------------------------------------------  ----------      ---------      ----------    ---------
 Net realized gain(loss) .............................     (63,098)        (9,027)        (14,803)     (43,166)
------------------------------------------------------  ----------      ---------      ----------    ---------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................     (37,104)       (23,443)       (300,210)     (39,603)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (100,202)       (32,470)       (315,013)     (82,769)
------------------------------------------------------  ----------      ---------      ----------    ---------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (105,177)     $ (30,710)     $ (308,942)   $ (81,898)
======================================================  ==========      =========      ==========    =========

The accompanying notes are an integral part of these financial statements.



                                     SAI-48

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Operations (Concluded)
For the Year Ended December 31, 2002


                                                                                          EQ/MFS
                                                                           EQ/FI         Emerging       EQ/Small
                                                        EQ/Equity 500    Small/Mid        Growth        Company
                                                            Index        Cap Value      Companies        Index
                                                       --------------- ------------- --------------- -------------
Income And Expense:
 Investment Income:
   Dividends from The Trusts .........................  $    213,647    $   23,446    $         --    $    3,549
------------------------------------------------------  ------------    ----------    ------------    ----------
 Expenses:
   Asset-based charges ...............................      (110,950)      (45,826)         (9,626)       (8,179)
------------------------------------------------------  ------------    ----------    ------------    ----------
Net Investment Income (Loss) .........................       102,697       (22,380)         (9,626)       (4,630)
------------------------------------------------------  ------------    ----------    ------------    ----------
Realized And Unrealized Gain (Loss) on
 Investments:
   Realized gain (loss) on investments ...............    (3,686,778)         (763)     (3,049,206)       (5,600)
   Realized gain distribution from The Trust .........        19,288            --              --            --
------------------------------------------------------  ------------    ----------    ------------    ----------
 Net realized gain(loss) .............................    (3,667,490)         (763)     (3,049,206)       (5,600)
------------------------------------------------------  ------------    ----------    ------------    ----------
 Change in unrealized appreciation/(depreciation)
   of investments ....................................    (2,174,722)     (783,563)      1,552,110      (130,130)
------------------------------------------------------  ------------    ----------    ------------    ----------
Net Realized and Unrealized Gain (Loss) on
 Investments .........................................    (5,842,212)     (784,326)     (1,497,096)     (135,730)
------------------------------------------------------  ------------    ----------    ------------    ----------
Net increase (Decrease) in Net Asset Results
 from Operations .....................................  $ (5,739,515)   $ (806,706)   $ (1,506,722)   $ (140,360)
======================================================  ============    ==========    ============    ==========

The accompanying notes are an integral part of these financial statements.



                                     SAI-49

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Changes in Net Assets
For the Years Ended December 31,



                                                          EQ/Alliance
                                                         Intermediate
                                                           Government               EQ/Alliance                  EQ/Alliance
                                                       Securities (d)            International (c)              Technology (a)
                                                --------------------------   -------------------------   --------------------------
                                                     2002           2001         2002           2001          2002          2001
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ................  $   400,417     $   37,932   $   (13,689)   $   26,747   $  (3,636)      $     (480)
 Net realized gain (loss) on investments .....       18,349         10,134      (564,669)     (251,038)   (572,612)         (58,334)
 Change in unrealized appreciation
   (depreciation) of investments .............      232,150          2,680        84,140      (181,891)    106,909          (84,901)
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Net increase (decrease) in net assets from
 operations ..................................      650,916         50,746      (494,218)     (406,182)   (469,339)        (143,715)
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .....    1,616,213        679,163       224,342       132,241     352,826          247,637
   Transfers between funds and guaranteed
    interest account, net ....................    7,113,755         31,145    12,933,951         4,261    (187,852)         480,753
   Transfers for contract benefits and
    terminations .............................     (139,800)      (228,112)     (900,142)     (372,498)   (402,742)         (27,057)
   Contract maintenance charges ..............      (28,932)        (4,441)      (13,919)      (14,327)     (2,817)          (6,855)
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Net increase (decrease) in net assets from
 contractowners transactions .................    8,561,236        477,755    12,244,232      (250,323)   (240,585)         694,478
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No.66 ....           --             --            --            --          --               --
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Increase (Decrease) in Net Assets ............    9,212,152        528,501    11,750,014      (656,505)   (709,924)         550,763
Net Assets--Beginning of Period ..............    1,277,070        748,569     1,220,793     1,877,298   1,214,239          663,476
----------------------------------------------  -----------     ----------   -----------    ----------   ----------      ----------
Net Assets--End of Period ....................  $10,489,222     $1,277,070   $12,970,807    $1,220,793   $ 504,315       $1,214,239
==============================================  ===========     ==========   ===========    ==========   ==========      ==========



The accompanying notes are an integral part of these financial statements.



                                     SAI-50

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,


                                                           EQ/Bernstein                 EQ/Calvert                EQ/Capital
                                                            Diversified                  Socially                  Guardian
                                                              Value (b)                 Responsible           International (a)
                                                    ---------------------------- ------------------------- ------------------------
                                                          2002           2001         2002         2001        2002        2001
                                                    --------------- ------------ ------------- ----------- ----------- ------------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................... $    96,755      $    4,778   $    (4,975) $  3,536    $  1,760     $      539
 Net realized gain (loss) on investments ..........    (112,129)         53,008       (63,098)   (8,242)     (9,027)        (3,362)
 Change in unrealized appreciation
   (depreciation) of investments ..................  (1,873,293)       (137,234)      (37,104)  (30,711)    (23,443)        (3,083)
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Net increase (decrease) in net assets from
 operations .......................................  (1,888,667)        (79,448)     (105,177)  (35,417)    (30,710)        (5,906)
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ..........   2,284,286         663,041       311,342   204,583     196,427         55,523
   Transfers between funds and guaranteed
    interest account, net .........................   7,458,557       3,748,046      (123,827)    4,852         499         28,892
   Transfers for contract benefits and
    terminations ..................................    (613,650)       (289,198)      (42,563)   (2,625)    (12,582)       (10,036)
   Contract maintenance charges ...................     (19,193)           (917)          (21)      (30)       (647)          (134)
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Net increase (decrease) in net assets from
 contractowners transactions ......................   9,110,000       4,120,972       144,931   206,780     183,697         74,245
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No.66 .........          --              --            --        --          --             --
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Increase (Decrease) in Net Assets .................   7,221,333       4,041,524        39,754   171,363     152,987         68,339
Net Assets--Beginning of Period ...................   4,046,579           5,055       294,103   122,740      70,769          2,430
--------------------------------------------------- -----------      ----------   -----------  --------    --------     ----------
Net Assets--End of Period ......................... $11,267,912      $4,046,579   $   333,857  $294,103    $223,756     $   70,769
=================================================== ===========      ==========   ===========  ========    ========     ==========

The accompanying notes are an integral part of these financial statements.



                                     SAI-51

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Changes in Net Assets (Continued)
For the Years Ended December 31,


                                                          EQ/Capital                 EQ/Capital
                                                           Guardian                   Guardian                   EQ/Equity
                                                         Research (f)             U.S. Equity (e)                500 Index
                                                  --------------------------- ----------------------- ------------------------------
                                                       2002          2001         2002         2001         2002             2001
                                                  ------------- ------------- ------------ ---------- ---------------- -------------
Increase (Decrease) in Net Assets
From Operations:

 Net investment income (loss) ...................  $    6,071     $   404      $     871    $    587  $   102,697      $   161,695
 Net realized gain (loss) on investments ........     (14,803)         99        (43,166)        (10)  (3,667,490)      (1,917,085)
 Change in unrealized appreciation
   (depreciation) of investments ................    (300,210)      1,005        (39,603)      4,343   (2,174,722)      (2,400,846)
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Net increase (decrease) in net assets from
 operations .....................................    (308,942)      1,508        (81,898)      4,920   (5,739,515)      (4,156,236)
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners ........     135,070       1,457        106,590       2,345    5,169,317        5,080,933
   Transfers between funds and guaranteed
    interest account, net .......................   4,240,763     119,008        208,578     166,157   (2,331,504)      (1,462,643)
   Transfers for contract benefits and
    terminations ................................     (56,258)         (4)       (26,867)       (200)  (7,341,959)      (6,784,654)
   Contract maintenance charges .................      (2,583)     (1,029)        (3,152)     (1,166)    (121,469)        (179,288)
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Net increase (decrease) in net assets from
 contractowners transactions ....................   4,316,992     119,432        285,149     167,136   (4,625,615)      (3,345,652)
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No.66 .......          --          --             --          --      (10,000)          10,000
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Increase (Decrease) in Net Assets ...............   4,008,050     120,940        203,251     172,056  (10,375,130)      (7,491,888)
Net Assets--Beginning of Period .................     207,180      86,240        206,482      34,426   25,502,071       32,993,959
-------------------------------------------------  ----------     ---------    ---------    --------  -----------      -----------
Net Assets--End of Period .......................  $4,215,230     $207,180     $ 409,733    $206,482  $15,126,941      $25,502,071
=================================================  ==========     =========    =========    ========  ===========      ===========

The accompanying notes are an integral part of these financial statements.



                                     SAI-52

Separate Account No. 66
of The Equitable Life Assurance Society of the United States


Statements of Changes in Net Assets (Concluded)
For the Years Ended December 31,



                                                                                       EQ/MFS
                                                             EQ/FI                     Emerging                     EQ/Small
                                                           Small/Mid                    Growth                       Company
                                                           Cap Value                   Companies                    Index (a)
                                                 --------------------------- ------------------------------ ------------------------
                                                      2002          2001          2002            2001           2002         2001
                                                 ------------- ------------- -------------- --------------- ------------- ----------
Increase (Decrease) in Net Assets
From Operations:
 Net investment income (loss) ..................  $  (22,380)   $  (13,148)  $      (9,626)  $      (5,798)  $    (4,630) $    548
 Net realized gain (loss) on investments .......        (763)       17,303      (3,049,206)     (1,678,976)       (5,600)     (399)
 Change in unrealized appreciation
   (depreciation) of investments ...............    (783,563)       70,157       1,552,110      (1,499,682)     (130,130)   10,475
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Net increase (decrease) in net assets from
 operations ....................................    (806,706)       74,312      (1,506,722)     (3,184,456)     (140,360)   10,624
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Contractowners Transactions:
 Contributions and Transfers:
   Payments received from contractowners .......   1,761,271     1,108,263       1,067,005       1,412,733       423,179   327,374
   Transfers between funds and guaranteed
    interest account, net ......................     827,301       383,636        (502,410)     (1,668,295)       34,021    54,080
   Transfers for contract benefits and
    terminations ...............................    (329,508)     (351,285)     (1,590,042)     (1,235,250)      (88,411)  (10,840)
   Contract maintenance charges ................     (10,233)       (2,373)        (28,440)        (57,344)           --        --
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Net increase (decrease) in net assets from
 contractowners transactions ...................   2,248,831     1,138,241      (1,053,887)     (1,548,156)      368,789   370,614
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Net increase (decrease) in amount retained by
 Equitable Life in Separate Account No.66 ......          --         1,999              --              --            --        --
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Increase (Decrease) in Net Assets ..............   1,442,125     1,214,552      (2,560,609)     (4,732,612)      228,429   381,238
Net Assets--Beginning of Period ................   2,805,075     1,590,523       4,926,495       9,659,107       381,238        --
------------------------------------------------  ----------    ----------   -------------   -------------   -----------  --------
Net Assets--End of Period ......................  $4,247,200    $2,805,075   $   2,365,886   $   4,926,495   $   609,667  $381,238
================================================  ==========    ==========   =============   =============   ===========  ========

(a) Commenced operations in Separate Account No. 66 on May 22, 2000. Investment option first offered to MRP Contractowners on May 18, 2001.
(b) Commenced operations in Separate Account No. 66 on September 2, 1999. Pursuant to a substitution, investment option first offered to MRP Contractowners on May 18, 2001.
(c) Commenced operations in Separate Account No. 66 on April 3, 1995. Pursuant to a substitution, investment option first offered to MRP Contractowners on November 22, 2002.
(d) Commenced operations in Separate Account No. 66 on April 1, 1991. Investment option first offered to MRP Contractowners on November 22, 2002.
(e) Commenced operations in Separate Account No. 66 on September 2, 1999. Pursuant to a substitution, investment option first offered to MRP Contractowners on July 12, 2002.
(f) Commenced operations in Separate Account No. 66 on September 2, 1999. Pursuant to a substitution, investment option first offered to MRP Contractowners on November 22, 2002.

The accompanying notes are an integral part of these financial statements.



                                     SAI-53

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements
December 31, 2002

1.  Organization

    Separate Account Nos. 3 (Pooled) (the Alliance Mid Cap Growth Fund), 4 (Pooled) (the Alliance Growth Equity Fund), 10 (Pooled) (the Alliance Balanced Fund), and 66 (collectively, the Funds or Accounts) of The Equitable Life Assurance Society of the United States (Equitable Life), a subsidiary of AXA Financial, Inc., were established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the applicable contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. These financial statements reflect the total net assets and results of operations for Separate Account Nos. 3, 4, 10 and 66. The Members Retirement Program ("MRP") is one of the many products participating in these Funds.

    EQ Advisors Trust ("EQAT" or "Trust") commenced operations on May 1, 1997 and is an open-end diversified management company that sells shares of a portfolio ("Portfolio") of a mutual fund to separate accounts of insurance companies. Each Portfolio has separate investment objectives.

    Separate Account No. 66 consists of 29 investment options(1) of which 12 are reported herein:

    o EQ/Alliance Intermediate
       Government Securities
    o EQ/Alliance International
    o EQ/Alliance Technology
    o EQ/Bernstein Diversified Value(2)
    o EQ/Calvert Socially Responsible
    o EQ/Capital Guardian International

    o EQ/Capital Guardian Research
    o EQ/Capital Guardian U.S. Equity
    o EQ/Equity 500 Index
    o EQ/FI Small/Mid Cap Value
    o EQ/MFS Emerging Growth Companies
    o EQ/Small Company Index

    -----------
    (1) Effective on May 18, 2001 the names of the investment options held in Separate Account No. 66 include EQ/.
    (2)  Formerly known as Lazard Large Cap Value.


    Under applicable insurance law, the assets and liabilities of the Accounts are clearly identified and distinguished from Equitable Life's other assets and liabilities. All contracts are issued by Equitable Life. The assets of the Accounts are the property of Equitable Life. However, the portion of the Accounts' assets attributable to the contracts will not be chargeable with liabilities arising out of any other business Equitable Life may conduct. The excess of assets over reserves and other contract liabilities, if any, in Separate Account Nos. 4 and 66 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights.

    The amount retained by Equitable Life in Separate Account Nos. 4 and 66 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by Equitable Life are not subject to charges for expense risks.



                                     SAI-54

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

2.  Significant Accounting Policies

    The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
    (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2002 presentation.

    On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies" (the "Guide"), which was effective for the December 31, 2001 financial statements. In connection with the Company's implementation of the Guide for Separate Account Nos. 3, 4 and 10 certain administrative and asset management fees have been reclassified from the Statement of Operations to the Statement of Changes in Net Assets, which is considered a change in application of an accounting principle. Adoption of the new requirements did not have a significant impact on the financial position or results of operations of the Funds.

    Investment securities for Separate Account Nos. 3, 4 and 10 are valued as follows:

    Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

    Foreign securities not traded directly, or in American Depository Receipt
    (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

    Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

    United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

    Long-term (i.e., maturing in more than a year) publicly traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

    Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

    Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

    Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.



                                     SAI-55

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

2.  Significant Accounting Policies (Continued)

    Short-term debt securities purchased directly by the Equitable Funds which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

    The value of the investments in Separate Account No. 66 held in the corresponding EQAT Portfolio is calculated by multiplying the number of shares held in each Portfolio by the net asset value per share of that Portfolio determined as of the close of business each day. The net asset value is determined by EQAT using the market or fair value of the underlying assets of the Portfolio less liabilities. For Separate Account No. 66, realized gains and losses include (1) gains and losses on redemptions of EQAT shares (determined on the identified cost basis) and (2) Trust distributions representing the net realized gains on Trust investment transactions. Dividends and distributions of capital gains of the Trust are automatically reinvested on the ex-dividend date.

    Security transactions are recorded on the trade date. Amortized cost of debt securities where applicable are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

    Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

    Separate Account No. 10 may enter into forward currency contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign security holdings.

    Forward contracts are agreements to buy or sell a foreign currency for a set price in the future. During the period the forward contracts are open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. The realized gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions. The use of forward transactions involves the risk of imperfect correlation in movements in the price of forward contracts, interest rates and the underlying hedged assets.

    Forward contracts involve elements of both market and credit risk in excess of the amounts reflected in the Statement of Assets and Liabilities. The contract amounts of these forward contracts reflect the extent of the Fund's exposure to off-balance sheet risk. The Fund bears the market risk that arises from any changes in security values. Forward contracts are entered into directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to the contract. There is no daily margin settlement and the fund is exposed to the risk of default by the counterparty.

    At December 31, 2002, Separate Account No. 10 had no outstanding forward currency contracts to buy/sell foreign currencies.




                                     SAI-56

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

2.  Significant Accounting Policies (Concluded)

    Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contractholder, as long as the contract has not been discontinued. Equitable Life retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

    Amounts due to/from the General Account represent payables/receivables for policy related transactions predominately related to premiums, surrenders and death benefits.

    Payments received from contractowners represent participant contributions under the contracts (but exclude amounts allocated to the guaranteed interest option, reflected in the General Account). The amount allocated to the guaranteed interest option earns interest at the current guaranteed interest rate which is an annual effective rate.

    The operations of the Accounts are included in the federal income tax return of Equitable Life, which is taxed as a life insurance company under the provisions of the Internal Revenue Code. No federal income tax based on net income or realized and unrealized capital gains is currently applicable to contracts participating in the Funds by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life is expected to affect the unit value of the contracts participating in the Account. Accordingly, no provision for federal income taxes is required. However, Equitable Life retains the right to charge for any federal income tax incurred which is applicable to the Account if the law is changed.

3.  Purchases and Sales on Investments

    The cost of purchases and proceeds from sales of investments for the year ended December 31, 2002 were as follows for Separate Account No. 66:

                                                  Purchases       Sales
                                                ------------- -------------
    EQ/Alliance Intermediate Government
     Securities ............................... $9,150,336    $  177,764
    EQ/Alliance International ................. 23,100,921    10,865,657
    EQ/Alliance Technology ....................    392,084       636,306
    EQ/Bernstein Diversified Value ............  9,956,496       753,518
    EQ/Calvert Socially Responsible ...........    283,588       143,632
    EQ/Capital Guardian International .........    238,687        53,230
    EQ/Capital Guardian Research ..............  4,411,939        88,876
    EQ/Capital Guardian U.S. Equity ...........    470,711       184,692
    EQ/Equity 500 Index .......................  4,465,396     8,969,025
    EQ/FI Small/Mid Cap Value .................  2,695,406       466,639
    EQ/MFS Emerging Growth Companies ..........    867,570     1,931,070
    EQ/Small Company Index ....................    485,325       121,166



                                     SAI-57

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

3.  Purchases and Sales on Investments (Concluded)

    Investment Security Transactions

    For the year ended December 31, 2002, investment security transactions, excluding short-term debt securities, were as follows for Separate Account Nos. 3, 4, and 10:

                                                Purchases                        Sales
                                      ------------------------------ ------------------------------
                                           Stocks          U.S.           Stocks          U.S.
                                          and Debt      Government       and Debt      Government
                   Fund                  Securities    and Agencies     Securities    and Agencies
    --------------------------------- --------------- -------------- --------------- --------------
    Alliance Mid Cap Growth ......... $149,810,099    $        --    $131,750,408    $        --
    Alliance Growth Equity ..........  274,884,716             --     388,551,156             --
    Alliance Balanced ...............   42,265,464    165,769,392      37,586,663    152,943,223

4.  Related Party Transactions

    In Separate Account No. 66 the assets in each variable investment option are invested in shares of a corresponding mutual fund portfolio of EQAT. Shares are offered by EQAT at net asset value. Shares in which the variable investment options invested are in either one of two classes. Both classes are subject to fees for investment management and advisory services and other Trust expenses. One class of shares ("Class A shares") are not subject to distribution fees imposed pursuant to a distribution plan. The other class of shares ("Class B shares") are subject to distribution fees imposed under a distribution plan (herein, the "Rule 12b-1 Plans") adopted by the EQAT. The Rule 12b-1 Plans provide that EQAT, on behalf of each Portfolio, may charge annually up to 0.25% of the average daily net assets of a Portfolio attributable to its Class B shares in respect of activities primarily intended to result in the sale of the Class B shares. These fees are reflected in the net asset value of the shares.

    Equitable Life serves as investment manager of EQAT and as such receives management fees for services performed in its capacity as investment manager of EQAT. Equitable Life oversees the activities of the investment advisors with respect to EQAT and is responsible for retaining or discontinuing the services of those advisors. Fees generally vary depending on net asset levels of individual portfolios and range from a low of 0.25% to a high of 1.15% of average daily net assets. Equitable Life as investment manager pays expenses for providing investment advisory services to the Portfolios, including the fees of the Advisors of each Portfolio. In addition, AXA Advisors, LLC ("AXA Advisors") and AXA Distributors, LLC, affiliates of Equitable Life, may also receive distribution fees under Rule 12b-1 Plans as described above.

    Alliance Capital Management L.P. ("Alliance") serves as an investment advisor for the EQ/Alliance Portfolios; EQ/Equity 500 Index, and EQ/Bernstein Diversified Value and Separate Accounts 3, 4 and 10. Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc. (parent to Equitable).

    AXA Advisors is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts and the account. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

    The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC or its subsidiaries (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Life and its networking agreement with AXA Network.



                                     SAI-58

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

4.  Related Party Transactions (Concluded)

    Equitable Life, Alliance, and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance, and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to the allocation of the Equitable Funds' portfolio transactions.

    At December 31, 2002, interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account Nos. 4 and 3 aggregated $144,037,414 (26.9%) and $33,222,838 (46.8%), respectively, of the net assets in these Funds.

5. Substitutions

    On November 22, 2002 the EQ/Alliance International Portfolio acquired all the net assets of EQ/Alliance Global pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 1,104,388 of Class A shares of EQ/Alliance Global (valued at $13,119,770) for 1,761,954 of Class A shares of EQ/Alliance International Portfolio (valued at $13,119,770). The aggregate net assets of EQ/Alliance Global and EQ/Alliance International Portfolios immediately before the substitution were $13,119,770 and $1,008,346, respectively, resulting in combined net assets of $14,128,116.

    Contemporaneously on November 22, 2002 Separate Account No. 66 redeemed its position in EQ/Alliance Growth Investors and purchased units in Alliance Balanced Portfolio (Separate Account No. 10). For accounting purposes this transaction was accounted for as a redemption of shares in EQ/Alliance Growth Investors and purchase of units in the Alliance Balanced Fund. 1,822 Class A units of Alliance Balanced Fund Separate Account 10 (valued at $27,425,748) were purchased. 1,955,686 of Class A Shares of EQ/Alliance Growth Investors (valued at $27,425,748) outstanding on November 22, 2002 were redeemed.

    On November 22, 2002 the EQ/Capital Guardian Research Portfolio acquired all the net assets of EQ/MFS Research Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 481,530 of Class B shares of EQ/MFS Research Portfolio (valued at $4,234,226) for 484,120 of Class B shares EQ/Capital Guardian Research Portfolio (valued at $4,234,226). The aggregate net assets of EQ/MFS Research and EQ/Capital Guardian Research Portfolios immediately before the substitution were $4,234,226 and $0, respectively, resulting in combined net assets of $4,234,226.

    On July 12, 2002 the EQ/Capital Guardian U.S. Equity Portfolio acquired all the net assets of EQ/AXP New Dimensions Portfolio pursuant to a substitution transaction. For accounting purposes the transaction was treated as a merger. The substitution was accomplished by a tax-free exchange of 23,802 of Class B shares of EQ/AXP New Dimensions Portfolio (valued at $137,706) for 17,166 of Class B shares EQ/Capital Guardian U.S. Equity Portfolio (valued at $137,706). The aggregate net assets of EQ/AXP New Dimensions Portfolio and EQ/Capital Guardian U.S. Equity Portfolios immediately before the substitution were $137,706 and $425,264, respectively, resulting in combined net assets of $562,970.

    For periods prior to May 18, 2001 the EQ/Alliance Global, EQ/Alliance Growth and Income, EQ/Alliance Growth Investors, EQ/Alliance Quality Bond, EQ/Alliance Small Cap Growth and EQ/Equity Index were portfolios of Separate Account No. 51. On May 18, 2001 the portfolios of Separate Account 51 were combined into Separate Account No. 66. At that time the assets of each of the portfolios of Separate Account No. 51 were



                                     SAI-59

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

5.  Substitutions (Concluded)

    transferred to become portfolios of Separate Account No. 66. Portfolios that were previously subaccounts of Separate Account No. 51 are now part of Separate Account No. 66.

    On May 18, 2001, the EQ/Balanced Portfolio acquired the net assets of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio pursuant to a substitution transaction. Contemporaneously, on May 18, 2001 Separate Account No. 66 redeemed its position in Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio and purchased units in Alliance Balanced Portfolio (Separate Account No. 10). For accounting purposes this transaction was accounted for as a redemption of shares in Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio, and Mercury World Strategy Portfolio and purchase of units in the Alliance Balanced Fund. 567,837 Class A units of Alliance Balanced Fund (valued at $8,898,008) were purchased. 649,139 Class A shares of Alliance Conservative Investors Portfolio (valued at $7,705,276), 5,835 Class B shares of EQ/Evergreen Foundation Portfolio (valued at $55,429), 29,811 Class B shares of EQ/Putnam Balanced Portfolio (valued at $368,167) and 78,403 shares of Mercury World Strategy Portfolio (valued at $769,136) outstanding on May 18, 2001 were redeemed.

    On May 18, 2001 EQ/Bernstein Diversified Value Portfolio, formerly the Lazard Large Cap Portfolio, acquired all the net assets of the T. Rowe Price Equity Income Portfolio pursuant to a substitution transaction. For accounting purposes this transaction was treated as a merger, with Bernstein Portfolio as the surviving Portfolio. The substitution was accomplished by a tax free exchange of 292,495 Class B shares of the T. Rowe Price Equity Income Portfolio (valued at $3,866,780) for the 314,884 Class B shares of Bernstein (valued at $3,866,780). The aggregate net assets of Bernstein and the T. Rowe Price Equity Income Portfolios immediately before the substitution were $207,790,621 and $3,866,780 respectively, resulting in combined net assets after the substitution of $211,657,401.

6.  Asset Charges

    Charges and fees relating to the Funds paid to Equitable Life are deducted in accordance with the terms of the various contracts which participate in the Funds. With respect to the Members Retirement Program these expenses consist of investment management and accounting fees (Investment Management
    Fees) and program expense charges, direct expenses and record maintenance and report fees (collectively, operating and expense charges). These charges and fees are paid to Equitable Life and are recorded expenses in the accompanying Statement of Operations. The charges and fees are as follows:

    The below discusses expenses related to Separate Accounts Nos. 3, 4 and 10:

    o Program Expense Charge--An expense charge is made at an effective annual rate of 1.00% of the combined value of all investment options maintained under the contract with Equitable Life and is deducted monthly.

    o Investment Management Fees--An expense charge is made daily at an effective annual rate of 0.50% of the net assets of the Alliance Growth Equity and Alliance Balanced Funds and an effective annual rate of 0.65% for the Alliance Mid Cap Growth Fund.

    o Direct Operating and Other Expenses--In addition to the charges and fees mentioned above, the Funds are charged for certain costs and expenses directly related to their operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. These




                                     SAI-60

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

6.  Asset Charges (Concluded)

      charges and fees are reflected as a reduction of the unit value.

    o A record maintenance and report fee of $3.75 is deducted quarterly as a liquidation of fund units.

    The below discusses expenses related to Separate Account No. 66:

    Administrative fees paid through a liquidation of units in Separate Account No. 66 are shown in the Statements of Changes in Net Assets in Contract maintenance charges. The aggregate of all other fees are included in Asset-based charges in the Statements of Operations. Asset-based charges are comprised of accounting and administration fees.



                                     SAI-61

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

7.  Changes in Units Outstanding

    Accumulation units issued and redeemed during the periods indicated were (in thousands):

                                                                                       Alliance
                                          Alliance Mid Cap     Alliance Growth      Balanced Fund
                                             Growth Fund         Equity Fund            (h)(b)
                                          ----------------- --------------------- ------------------
                                            2002     2001      2002       2001       2002     2001
                                          -------- -------- ---------- ---------- --------- --------
        Issued ..........................     82       67       26         24         314      225
        Redeemed ........................    (64)     (59)     (31)       (30)       (113)     (96)
                                          -------- -------- ---------- ---------- --------- --------
        Net Increase (Decrease) .........     18        8       (5)        (6)        201      129
                                          -------- -------- ---------- ---------- --------- --------


                                           EQ/Alliance
                                          Intermediate
                                            Government              EQ/Alliance         EQ/Alliance
                                          Securities (i)         International (g)     Technology (a)
                                               2002                    2002             2002     2001
                                      ----------------------  ----------------------  -------- ------
        Issued ......................         17                     822                  55     28
        Redeemed ....................         --                     (65)                (25)    --
                                      ----------------------  ----------------------  -------- ------
        Increase (Decrease) .........         17                     757                  30     28
                                      ----------------------  ----------------------  -------- ------


                                             EQ/Bernstein        EQ/Calvert         EQ/Capital
                                          Diversified Value       Socially           Guardian
                                                 (c)            Responsible      International (a)
                                          ------------------ ------------------ -------------------
                                             2002     2001     2002      2001      2002      2001
                                          --------- -------- -------- --------- --------- ---------
        Issued ..........................     164      427       46      26        24         5
        Redeemed ........................    (102)     (56)     (25)     (2)       (5)       (2)
                                          --------- -------- -------- --------- --------- ---------
        Net Increase (Decrease) .........      62      371       21      24        19         3
                                          --------- -------- -------- --------- --------- ---------



                                     SAI-62

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

7.  Changes in Units Outstanding (Concluded)


    Accumulation units issued and redeemed during the periods indicated were (in thousands):


                                            EQ/Capital              EQ/Capital
                                             Guardian                Guardian              EQ/Equity
                                           Research (f)           U.S. Equity (e)        500 Index (d)
                                      ----------------------  ----------------------  -------------------
                                               2002                    2002              2002      2001
                                      ----------------------  ----------------------  --------- ---------
    Issued ..........................           360                    18                 517      352
    Redeemed ........................           (39)                   --                (350)    (286)
                                      ----------------------  ----------------------  --------- ---------
    Net Increase (Decrease) .........           321                    18                 167       66
                                      ----------------------  ----------------------  --------- ---------

                                            EQ/FI
                                          Small/Mid      EQ/MFS Emerging       EQ/Small
                                          Cap Value     Growth Companies  Company Index (a)
                                      ----------------- ----------------- ------------------
                                        2002     2001     2002     2001     2002      2001
                                      -------- -------- -------- -------- -------- ---------
    Issued ..........................    200      143      127      143       56      43
    Redeemed ........................    (58)     (69)     (48)     (94)     (15)     (5)
                                      -------- -------- -------- -------- -------- ---------
    Net Increase (Decrease) .........    142       74       79       49       41      38
                                      -------- -------- -------- -------- -------- ---------

(a) Units were made available for sale on May 18, 2001.
(b) A substitution of the Alliance Conservative Investors Portfolio, EQ/Evergreen Foundation Portfolio, EQ/Putnam Balanced Portfolio and Mercury World Strategy Portfolio occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).
(c) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001. Units were made available for sale on May 18, 2001 (See Note 5).
(d) A substitution of BT Equity 500 Index Portfolio for EQ/Equity 500 Index Portfolio occurred on October 6, 2000. Units were made available for sale on October 6, 2000.
(e) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002. Units were made available for sale on July 12, 2002 (See Note 5).
(f) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).
(g) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).
(h) A substitution of EQ/Alliance Growth Investors Portfolio for Separate Account No. 10 (Alliance Balanced Portfolio) occurred on November 22, 2002 (See Note 5).
(i) Units were made available for sale on November 22, 2002.



                                     SAI-63

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

8.  Accumulation Unit Values

    Equitable Life issues a number of registered group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Life are the Retirement Investment Account ("RIA"), Momentum Strategy, Momentum Select and Momentum Solutions ("Momentum series of contracts"), Members Retirement Program ("MRP"), American Dental Association Members Retirement Program ("ADA") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

    Institutional units presented on the Statement of Assets and Liabilities reflect investments in the Funds by clients other than contractholders of group annuity contracts issued by Equitable Life. Institutional unit values are determined at the end of each business day. Institutional unit values reflect the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (RIA, MRP, ADA, Momentum series of contracts and EPP) reflect the same investment results as the Institutional unit values presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for MRP contracts in percentage terms.

    Expenses as a percentage of average net assets (2.02% in 2002 and 1.93% in 2001 annualized for the Alliance Mid Cap Growth Fund, 1.86% in 2002 and 1.80% in 2001 annualized for the Alliance Growth Equity Fund and 1.80% in 2002 and 1.77% in 2001 annualized for the Alliance Balanced Fund) exclude the effect of operating and expense charges borne by the Funds and charges made directly to Contractholder accounts through redemption of units.

    Shown below is accumulation unit value information for MRP units outstanding of Separate Account Nos. 3, 4 and 10 for the periods indicated.

                                                                     Years Ended December 31,
                                                                    ---------------------------
                                                                         2002          2001
                                                                    ------------- -------------
       Alliance Mid Cap Growth Fund, 2.02%
       Unit Value, end of period ..................................   $  26.74      $  38.49
       Net Assets (000's) .........................................   $ 10,128      $ 13,899
       Number of units outstanding, end of period (000's) .........        379           361
       Total Return ...............................................     (30.53)%      (19.04)%

       Alliance Growth Equity Fund, 1.86%
       Unit Value, end of period ..................................   $ 186.97      $ 261.19
       Net Assets (000's) .........................................   $ 28,750      $ 41,578
       Number of units outstanding, end of period (000's) .........        154           159
       Total Return ...............................................     (28.42)%      (19.44)%

       Alliance Balanced Fund, 1.80% (a)(b)
       Unit Value, end of period ..................................   $  36.08      $  39.82
       Net Assets (000's) .........................................   $ 27,287      $ 22,096
       Number of units outstanding, end of period (000's) .........        756           555
       Total Return ...............................................      (9.39)%       (5.64)%

(a) A substitution of the Alliance Conservative Investors, EQ/Evergreen Foundation, EQ/Putnam Balanced and Mercury World Strategy Portfolios occurred on May 18, 2001. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).

(b) A substitution of EQ/Alliance Growth Investors Portfolio occurred on November 22, 2002. Units were purchased in Separate Account No. 10 (Alliance Balanced Portfolio) (See Note 5).



                                     SAI-64

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

8.  Accumulation Unit Values (Continued)


    Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated.

    Certain investment options are charged administrative expenses as a percentage of average net assets (1.00% annualized for MRP). These exclude the effect of the underlying fund portfolios and charges made directly to Contractowner accounts through redemption of units. Under MRP contracts certain investment options may not be charged for Asset-based charges. Amounts appearing as Asset-based charges in the Statements of Operations for these investment options are the result of other contracts investing in Separate Account No. 66.

                                                                                Years Ended December 31,
                                                                  -----------------------------------------------------
                                                                       2002          2001         2000      1999   1998
                                                                  ------------- ------------- ------------ ------ -----
    EQ/Alliance Intermediate Government
     Securities 0.05% (i)
     Unit value, end of period ..................................  $ 10.09          --               --    --     --
     Net Assets (000's) .........................................  $    172         --               --    --     --
     Number of units outstanding, end of period (000's) .........       17          --               --    --     --
     Total Return ...............................................     0.90%         --               --    --     --
    EQ/Alliance International 1.00% (e)
     Unit value, end of period ..................................  $  10.84         --               --    --     --
     Net Assets (000's) .........................................  $  8,206         --               --    --     --
     Number of units outstanding, end of period (000's) .........      757          --               --    --     --
     Total Return ...............................................     8.40%         --               --    --     --
    EQ/Alliance Technology 1.00% (c)
     Unit value, end of period ..................................  $   4.76     $  8.16              --    --     --
     Net Assets (000's) .........................................  $    276     $   228              --    --     --
     Number of units outstanding, end of period (000's) .........       58          28               --    --     --
     Total Return ...............................................   (41.68)%    (18.36)%             --    --     --
    EQ/Bernstein Diversified Value 1.00% (f)
     Unit value, end of period ..................................  $   8.57     $ 10.08              --    --     --
     Net Assets (000's) .........................................  $  3,711     $ 3,740              --    --     --
     Number of units outstanding, end of period (000's) .........      433         371               --    --     --
     Total Return ...............................................   (14.98)%      0.83%              --    --     --
    EQ/Calvert Socially Responsible 1.00% (b)
     Unit value, end of period ..................................  $   5.87     $  8.10         $  9.63    --     --
     Net Assets (000's) .........................................  $    335     $   292         $   116    --     --
     Number of units outstanding, end of period (000's) .........       57          36               12    --     --
     Total Return ...............................................   (27.58)%    (15.89)%          (1.19)%  --     --



                                     SAI-65

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

8.  Accumulation Unit Values (Continued)

    Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated.

                                                                                      Years Ended December 31,
                                                                  -----------------------------------------------------------------
                                                                       2002          2001          2000        1999        1998
                                                                  ------------- ------------- ------------- ---------- ------------
    EQ/Capital Guardian International 1.00% (c)
     Unit value, end of period .................................. $  6.74       $  8.05           --             --           --
     Net Assets (000's) ......................................... $   148       $    24           --             --           --
     Number of units outstanding, end of period (000's) .........      22             3           --             --           --
     Total Return ...............................................  (16.27)%      (19.52)%         --             --           --
    EQ/Capital Guardian Research (d)
     Unit value, end of period .................................. $ 10.87           --            --             --           --
     Net Assets (000's) ......................................... $ 3,489           --            --             --           --
     Number of units outstanding, end of period (000's) .........     321           --            --             --           --
     Total Return ...............................................    8.70%          --            --             --           --
    EQ/Capital Guardian U.S. Equity (h)
     Unit value, end of period .................................. $  9.09           --            --             --           --
     Net Assets (000's) ......................................... $   164           --            --             --           --
     Number of units outstanding, end of period (000's) .........      18           --            --             --           --
     Total Return ...............................................  ( 9.09)%         --            --             --           --
    EQ/Equity 500 Index 1.00% (g)
     Unit value, end of period .................................. $  5.81       $  7.60       $  8.78            --           --
     Net Assets (000's) ......................................... $ 6,298       $ 6,969       $ 7,472            --           --
     Number of units outstanding, end of period (000's) .........   1,084           917           851            --           --
     Total Return ...............................................  (23.55)%      (13.44)%      (34.38)%          --           --
    EQ/FI Small/Mid Cap Value 1.00% (a)
     Unit value, end of period .................................. $  8.43       $ 10.05       $  9.81        $ 9.46      $  9.42
     Net Assets (000's) ......................................... $ 3,153       $ 2,332       $ 1,550        $1,504      $ 2,044
     Number of units outstanding, end of period (000's) .........     374           232           158           159          217
     Total Return ...............................................  (16.11)%        2.45%         3.70%         0.42%       (5.80)%



                                     SAI-66

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Continued)
December 31, 2002

8.  Accumulation Unit Values (Concluded)


    Shown below is accumulation unit value information for units outstanding of Investment Options in Separate Account No. 66 throughout the periods indicated.

                                                                                     Years Ended December 31,
                                                                       ---------------------------------------------------------
                                                                            2002           2001          2000      1999     1998
                                                                       -------------  ------------- ------------- ------   -----
    EQ/MFS Emerging Growth Companies 1.00% (b)
     Unit value, end of period ....................................... $  3.36        $  5.20       $  8.00       --        --
     Net Assets (000's) .............................................. $   629        $   562       $   472       --        --
     Number of units outstanding, end of period (000's) ..............     187            108            59       --        --
     Total Return ....................................................  (35.32)%       (35.00)%      (20.00)%     --        --
    EQ/Small Company Index 1.00% (c)
     Unit value, end of period ....................................... $  7.76        $  9.97            --       --        --
     Net Assets (000's) .............................................. $   608        $   379            --       --        --
     Number of units outstanding, end of period (000's) ..............      79             38            --       --        --
     Total Return ....................................................  (22.17)%       ( 0.30)%          --       --        --

(a) Units were made available for sale on August 20, 1998.
(b) Units were made available for sale on May 1, 2000.
(c) Units were made available for sale on May 18, 2001.
(d) A substitution of EQ/MFS Research Portfolio for EQ/Capital Guardian Research Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).
(e) A substitution of EQ/Alliance Global Portfolio for EQ/Alliance International Portfolio occurred on November 22, 2002. Units were made available for sale on November 22, 2002 (See Note 5).
(f) A substitution of T. Rowe Equity Income Portfolio for EQ/Bernstein Diversified Portfolio occurred on May 18, 2001. Units were made available for sale on May 18, 2001 (See Note 5).
(g) A substitution of BT Equity 500 Index for EQ/Equity 500 Index occurred on October 6, 2000. Units were made available for sale on October 6, 2000.
(h) A substitution of EQ/AXP New Dimensions Portfolio for EQ/Capital Guardian U.S. Equity Portfolio occurred on July 12, 2002.
    Units were made available for sale on November 22, 2002 (See Note 5).
(i) Units were made available for sale on November 22, 2002.



                                     SAI-67

Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled) and 66 of The Equitable Life Assurance Society of the United States


Notes to Financial Statements (Concluded)
December 31, 2002

9.  Investment Income Ratio

    Shown below is the Investment Income Ratio for Separate Account Nos. 3, 4 and 10. The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the periods indicated.

                                                          Year Ended December 31,
                                           ------------------------------------------------------
                                              2002       2001       2000       1999       1998
                                           ---------- ---------- ---------- ---------- ----------
    Alliance Mid Cap Growth Fund ......... 0.26%      0.45%      0.74%      0.77%      0.64%
    Alliance Growth Equity Fund .......... 0.40       0.46       0.45       0.54       0.53
    Alliance Balanced Fund ............... 2.89       3.43       3.56       3.39       3.70

    Shown below is the Investment Income Ratio throughout the periods indicated for Separate Account No. 66. These amounts represent the dividends, excluding distributions of capital gains, received by the Account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as asset-based charges, that result in direct reductions in the unit values. The recognition of investment income by the Account is affected by the timing of the declaration of dividends by the underlying fund in which the Account invests.

                                                                            Year Ended December 31,
                                                             ------------------------------------------------------
                                                                2002       2001       2000       1999       1998
                                                             ---------- ---------- ---------- ---------- ----------
    EQ/Alliance Intermediate Government Securities ......... 6.12%      4.14%       3.20%     4.14%      4.61%
    EQ/Alliance International ..............................   --       1.82%       0.43%       --       1.79%
    EQ/Alliance Technology .................................   --         --          --        --         --
    EQ/Bernstein Diversified Value ......................... 1.71%      1.34%       1.15%     7.21%        --
    EQ/Calvert Socially Responsible ........................   --       2.95%      12.16%     1.61%        --
    EQ/Capital Guardian International ...................... 1.76%      2.13%       0.79%       --         --
    EQ/Capital Guardian Research ........................... 0.58%      0.32%       1.34%     0.54%        --
    EQ/Capital Guardian U.S. Equity ........................ 0.53%      0.48%       1.56%     0.76%        --
    EQ/Equity 500 Index .................................... 2.03%      0.95%       1.45%     0.87%      1.16%
    EQ/FI Small/Mid Cap Value .............................. 0.61%      0.69%       0.91%     0.17%      0.50%
    EQ/MFS Emerging Growth Companies .......................   --       0.02%       1.99%     3.25%        --
    EQ/Small Company Index ................................. 0.67%      1.58%         --        --         --



                                     SAI-68

          Supplement dated May 1, 2003 to Prospectus dated May 1, 2003
    ------------------------------------------------------------------------



                          MEMBERS RETIREMENT PROGRAMS

                          funded under contracts with
           THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
             1290 Avenue of the Americas, New York, New York 10104
                        Toll-Free Telephone 800-223-5790


                       ----------------------------------

                           VARIABLE ANNUITY BENEFITS

                       ----------------------------------


           This Prospectus Supplement should be read and retained for future reference by Participants in the Members Retirement
                     Programs who are considering variable
                   annuity payment benefits after retirement.



                This Prospectus Supplement is not authorized for
                 distribution unless accompanied or preceded by
                    the Prospectus dated May 1, 2003 for the
                    appropriate Members Retirement Program.




------------------------------------------------------------------------------
THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS: ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.
------------------------------------------------------------------------------

                              RETIREMENT BENEFITS

         When you become eligible to receive benefits under a Members Retirement Program, you may select one or more of the following forms of distribution, which are available in variable or fixed form. The law requires that if the value of your Account Balance is more than $5,000, you must receive a Qualified Joint and Survivor Annuity unless your Spouse consents to a different election.

         Life Annuity - annuity providing monthly payments for your life. No payments will be made after your death, even if you have received only one payment.

         Life Annuity Period Certain - an annuity providing monthly payments for your life or, if longer, a specified period of time. If you die before the end of that specified period, payments will continue to your beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

         Joint and Survivor Annuity - Period Certain - an annuity providing monthly payments for your life and that of your beneficiary or, if longer, a specified period of time. If you and your beneficiary both die before the end of the specified period, payments will continue to your contingent beneficiary until the end of the period. Subject to legal limitations, you may specify a minimum payment period of 5, 10, 15 or 20 years; the longer the specified period, the smaller the monthly payments will be.

How Annuity Payments are Made

         When your distribution of benefits under an annuity begins, your Units in the Funds are redeemed. Part or all of the proceeds, plus part or all of your Account Balance in the General Account Options, may be used to purchase an annuity. The minimum amount that can be used to purchase any type of annuity is $5,000. Usually, a $350 charge will be deducted from the amount used to purchase the annuity to reimburse us for administrative expenses associated with processing the application and with issuing each month's annuity payment. Applicable premium taxes will also be deducted.

Annuity payments may be fixed or variable.

         FIXED ANNUITY PAYMENTS. Fixed annuity payments are determined from our annuity rate tables in effect at the time the first annuity payment is made. The minimum amount of the fixed payments is determined from tables in our contract with the Trustees, which show the amount of proceeds necessary to purchase each $1 of monthly annuity payments (after deduction of any applicable taxes and the annuity administrative charge). These tables are designed to determine the amounts required to pay for the annuity selected, taking into account our administrative and investment expenses and mortality and expense risks. The size of your payment will depend upon the form of annuity chosen, your age and the age of your beneficiary if you select a joint and survivor annuity.
         If our current group annuity rates for payment of proceeds would produce a larger payment, those rates will apply instead of the minimums in the contract tables. If we give any group pension client with a qualified plan a better annuity rate than those currently available for the Program, we will also make those rates available to Program participants. The annuity administrative charge may be greater than $350 in that case. Under our contract with the Trustees, we may change the tables but not more frequently than once every five years. Fixed annuity payments will not fluctuate during the payment period.

         VARIABLE ANNUITY PAYMENTS. Variable annuity payments are funded through our Separate Account No. 4 (Pooled) (the "Fund"), through the purchase of Annuity Units. The number of Annuity Units purchased is equal to the amount of the first annuity payment divided by the Annuity Unit Value for the due date of the first annuity payment. The amount of the first annuity payment is determined in the same manner for a variable annuity as it is for a fixed annuity. The number of Annuity Units stays the same throughout the payment period for the variable annuity but the Annuity Unit Value changes to reflect the investment income and the realized and unrealized capital gains and losses of the Fund, after adjustment for an assumed base rate of return of 5-3/4%, described below.

         The amounts of variable annuity payments are determined as follows:
Payments normally start as of the first day of the second calendar month following our receipt of the proper forms. The first two monthly payments are the same.

         Payments after the first two will vary according to the investment performance of the Fund. Each monthly payment will be calculated by multiplying the number of Annuity Units credited to you by the Annuity Unit Value for the first business day of the calendar month before the due date of the payment.

         The Annuity Unit Value was set at $1.1553 as of July 1, 1969, the first day that Separate Account No. 4 (Pooled) was operational. For any month after that date, it is the Annuity Unit Value for the preceding month multiplied by the change factor for the current month. The change factor gives effect to the assumed annual base rate of return of 4-3/4% and to the actual investment experience of the Fund.

         Because of the adjustment for the assumed base rate of return, the Annuity Unit Value rises and falls depending on whether the actual rate of investment return is higher or lower than 5-3/4%.

         Illustration of Changes in Annuity Payments. To show how we determine variable annuity payments from month to month, assume that the amount you applied to purchase an annuity is enough to fund an annuity with a monthly payment of $363 and that the Annuity Unit Value for the due date of the first annuity payment is $1.05. The number of annuity units credited under your certificate would be 345.71 (363 divided by 1.05 = 345.71). If the third monthly payment is due on March 1, and the Annuity Unit Value for February was $1.10, the annuity payment for March would be the number of units (345.71) times the Annuity Unit Value ($1.10), or $380.28. If the Annuity Unit Value was $1.00 on March 1, the annuity payment for April would be 345.71 times $1.00 or $345.71.

Summary of Annuity Unit Values for the Fund

         This table shows the Annuity Unit Values with an assumed based rate of return of 5 3/4%.



                First Business Day of          Annuity Unit Value
                ---------------------          ------------------
                     October 1987                   $4.3934
                     October 1988                   $3.5444
                     October 1989                   $4.8357
                     October 1990                   $3.8569
                     October 1991                   $5.4677
                     October 1992                   $5.1818
                     October 1993                   $6.3886
                     October 1994                   $6.1563
                     October 1995                   $7.4970
                     October 1996                   $8.0828
                     October 1997                  $11.0300
                     October 1998                   $7.5963
                     October 1999                   $9.8568
                     October 2000                  $10.6810
                     October 2001                   $7.3761
                     October 2002                   $5.3455


                                    THE FUND

         The Fund (Separate Account No. 4 (Pooled)) was established pursuant to the Insurance law of the State of New York in 1969. It is an investment account used to fund benefits under group annuity contracts and other agreements for tax-deferred retirement programs administered by us.



         For a full description of the Fund, its investment policies, the risks of an investment in the Fund and information relating to the valuation of Fund assets, see the description of the Fund in our May 1, 2003 prospectus and the Statement of Additional Information.



                               INVESTMENT MANAGER

The Manager



         We, Equitable Life, act as Investment Manager to the Fund. As such, we have complete discretion over Fund assets and we invest and reinvest these assets in accordance with the investment policies described in our May 1, 2003 prospectus and Statement of Additional Information.

         We are a New York stock life insurance company with our Home Office at 1290 Avenue of the Americas, New York, New York 10104. Founded in 1859, we are one of the largest insurance companies in the United States. Equitable Life, our sole stockholder AXA Financial, Inc., and their subsidiaries managed assets of approximately $415.31 billion as of December 31, 2002, including third party assets of $337.98 billion.



Investment Management



         In providing investment management to the Fund, we currently use the personnel and facilities of our majority owned subsidiary, Alliance Capital Management L.P. ("Alliance"), for portfolio selection and transaction services. For a description of Alliance, see our May 1, 2003 Members Retirement Program prospectuses.



Fund Transactions



         The Fund is charged for securities brokers commissions, transfer taxes and other fees relating to securities transactions. Transactions in equity securities for the Fund are executed primarily through brokers which are selected by Alliance/Equitable Life and receive commissions paid by the Fund. For 2002, 2001, and 2000, the Fund paid $1,298,849, $3,576,437 and $2,218,019 respectively, in brokerage commissions. For a full description of our policies relating to the selection of brokers, see the description of the fund in our May 1, 2003 Statement of Additional Information.

                              FINANCIAL STATEMENTS

                  The financial statements of the Fund reflect applicable fees, charges and other expenses under the Members Retirement Programs as in effect during the periods covered, as well as the charges against the account made in accordance with the terms of all other contracts participating in the account.




Separate Account No. 4 (Pooled):                                   Page

Report of Independent Accountants - PricewaterhouseCoopers LLP        7

        Statement of Assets and Liabilities,
             December 31, 2002                                        8

        Statement of Operations for the Year Ended
             December 31, 2002                                        9

        Statements of Changes in Net Assets for the Years Ended
             December 31, 2002 and 2001                              10

        Portfolio of Investments
             December 31, 2002                                       11

        Notes to Financial Statements                                13

--------------------------------------------------------------------------------





Report of Independent Accountants
--------------------------------------------------------------------------------

To the Board of Directors of The Equitable Life Assurance
Society of the United States and the Contractowners of Separate Account No. 4 of The Equitable Life Assurance Society of the United States


In our opinion, the accompanying statement of assets and liabilities, including the portfolio of investments, and related statements of operations and of changes in net assets present fairly, in all material respects, the financial position of Separate Account No. 4 (Pooled) (The Growth Equity Fund) of The Equitable Life Assurance Society of the United States ("Equitable Life") at December 31, 2002, the results of its operations for the year then ended and the changes in its net assets for each of the two years then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at December 31, 2002 by correspondence with the custodian and brokers, provide a reasonable basis for our opinion.





/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Statement of Assets and Liabilities
DECEMBER 31, 2002
--------------------------------------------------------------------------------

ASSETS:
Investments (Notes 2 and 3):
 Common stocks -- at value (cost: $602,141,625)......................    $537,846,233
Dividends receivable ................................................         245,669
-------------------------------------------------------------------------------------
Total assets ........................................................     538,091,902
-------------------------------------------------------------------------------------
LIABILITIES:
Due to Equitable Life's General Account .............................       1,744,363
Due to custodian ....................................................         315,299
Accrued expenses ....................................................         508,549
-------------------------------------------------------------------------------------
Total liabilities ...................................................       2,568,211
-------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $535,523,691
=====================================================================================
Amount retained by Equitable Life in Separate Account No. 4 .........    $    796,040
Net assets attributable to contract owners ..........................     504,873,167
Net assets allocated to contracts in payout period ..................      29,854,484
-------------------------------------------------------------------------------------
NET ASSETS ..........................................................    $535,523,691
=====================================================================================


                                                  UNITS OUTSTANDING      UNIT VALUES
                                                 -------------------   --------------
Institutional ...............................           62,507           $ 4,632.41
RIA .........................................           50,765           $   443.82
Momentum Strategy ...........................            5,109           $    58.87
MRP .........................................          153,769           $   186.97
ADA .........................................          817,420           $   223.76
EPP .........................................           25,041           $   453.49

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
Statement of Operations
YEAR ENDED DECEMBER 31, 2002
--------------------------------------------------------------------------------

INVESTMENT INCOME (NOTE 2):
Dividends (net of foreign taxes withheld of $19,868)...................    $    2,706,153
Interest ..............................................................           101,870
-----------------------------------------------------------------------------------------
Total investment income ...............................................         2,808,023
-----------------------------------------------------------------------------------------
EXPENSES (NOTE 4):
Investment management fees ............................................        (1,268,638)
Operating and expense charges .........................................        (2,242,171)
-----------------------------------------------------------------------------------------
Total expenses ........................................................        (3,510,809)
-----------------------------------------------------------------------------------------
Net investment loss ...................................................          (702,786)
-----------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTE 2):
Realized loss from security and foreign currency transactions .........      (232,393,293)
-----------------------------------------------------------------------------------------
Change in unrealized appreciation/depreciation of investments .........           (71,538)
Net realized and unrealized loss on investments .......................      (232,464,831)
-----------------------------------------------------------------------------------------
NET DECREASE IN NET ASSETS ATTRIBUTABLE TO OPERATIONS .................    $ (233,167,617)
=========================================================================================

The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Statements of Changes in Net Assets
--------------------------------------------------------------------------------

                                                                                        YEAR ENDED DECEMBER 31,
                                                                                        2002                2001
                                                                                 -----------------   -----------------
INCREASE (DECREASE) IN NET ASSETS:
FROM OPERATIONS:
Net investment loss ..........................................................    $     (702,786)     $     (170,724)
Net realized loss on investments and foreign currency transactions ...........      (232,393,293)        (84,356,380)
Change in unrealized appreciation/depreciation of investments ................           (71,538)       (130,820,535)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to operations ........................      (233,167,617)       (215,347,639)
--------------------------------------------------------------------------------------------------------------------
FROM CONTRIBUTIONS AND WITHDRAWALS:
Contributions ................................................................       115,415,532         218,850,121
Withdrawals ..................................................................      (240,773,263)       (325,968,603)
Asset management fees ........................................................        (1,363,796)         (1,984,030)
Administrative fees ..........................................................          (629,647)           (963,019)
--------------------------------------------------------------------------------------------------------------------
Net decrease in net assets attributable to contributions and withdrawals .....      (127,351,174)       (110,065,531)
--------------------------------------------------------------------------------------------------------------------
Net increase in net assets attributable to Equitable Life's transactions .....            19,350              37,948
--------------------------------------------------------------------------------------------------------------------
DECREASE IN NET ASSETS .......................................................      (360,499,441)       (325,375,222)
NET ASSETS -- BEGINNING OF YEAR ..............................................       896,023,132       1,221,398,354
--------------------------------------------------------------------------------------------------------------------
NET ASSETS -- END OF YEAR ....................................................    $  535,523,691      $  896,023,132
====================================================================================================================

The accompanying notes are an integral part of these financial statements.

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES


Portfolio of Investments -- December 31, 2002

--------------------------------------------------------------------------------
                                                   NUMBER OF      VALUE
                                                    SHARES       (NOTE 2)
--------------------------------------------------------------------------------
COMMON STOCKS:
AEROSPACE & DEFENSE
DEFENSE ELECTRONICS (0.4%)
L-3 Communications
   Holdings, Inc.* ...........................      46,100     $  2,070,351
                                                               ------------
CAPITAL GOODS
ENGINEERING & CONSTRUCTION (1.7%)
Jacobs Engineering Group, Inc.*                    248,500        8,846,600
                                                               ------------
MACHINERY (1.0%)
ITT Industries, Inc. .........................      94,900        5,759,481
                                                               ------------
TOTAL CAPITAL GOODS (2.7%)....................                   14,606,081
                                                               ------------
CONSUMER MANUFACTURING
BUILDING & RELATED (4.1%)
American Standard
   Companies, Inc.* ..........................     151,150       10,752,811
Centex Corp. .................................     106,000        5,321,200
D. R. Horton, Inc. ...........................     165,100        2,864,485
NVR, Inc.* ...................................       9,000        2,929,500
                                                               ------------
                                                                 21,867,996
                                                               ------------
MISCELLANEOUS (2.1%)
Newell Rubbermaid, Inc. ......................     374,500       11,358,585
                                                               ------------
TOTAL CONSUMER
   MANUFACTURING (6.2%) ......................                   33,226,581
                                                               ------------
CONSUMER SERVICES
AIRLINES (2.0%)
Southwest Airlines Co. .......................     763,200       10,608,480
                                                               ------------
BROADCASTING & CABLE (6.8%)
Comcast Corp. SPL (Class A)* .................     813,300       18,372,447
Cox Communications, Inc.
   (Class A)* ................................     157,200        4,464,480
Viacom, Inc. (Class B)* ......................     331,490       13,511,532
                                                               ------------
                                                                 36,348,459
                                                               ------------
ENTERTAINMENT & LEISURE (4.9%)
Harley-Davidson, Inc. ........................     564,700       26,089,140
                                                               ------------
RETAIL--GENERAL
   MERCHANDISE (7.3%)
Bed Bath & Beyond, Inc.* .....................      70,400        2,430,912
CDW Computer Centers, Inc.* ..................     342,800       15,031,780
Kohl's Corp.* ................................     391,500       21,904,425
                                                               ------------
                                                                 39,367,117
                                                               ------------


--------------------------------------------------------------------------------
                                                   NUMBER OF      VALUE
                                                    SHARES       (NOTE 2)
--------------------------------------------------------------------------------
MISCELLANEOUS (4.0%)
Career Education Corp.* ......................     352,800     $ 14,112,000
Iron Mountain, Inc.* .........................     224,800        7,420,648
                                                               ------------
                                                                 21,532,648
                                                               ------------
TOTAL CONSUMER
   SERVICES (25.0%) ..........................                  133,945,844
                                                               ------------
ENERGY
DOMESTIC PRODUCERS (0.6%)
Apache Corp.* ................................      54,700        3,117,353
                                                               ------------
OIL SERVICE (2.1%)
Baker Hughes, Inc. ...........................     178,300        5,739,477
Weatherford International, Inc.*..............     143,100        5,713,983
                                                               ------------
                                                                 11,453,460
                                                               ------------
TOTAL ENERGY (2.7%) ..........................                   14,570,813
                                                               ------------
FINANCE
BANKING--MONEY
   CENTER (0.4%)
SLM Corp. ....................................      24,300        2,523,798
                                                               ------------
BANKING--REGIONAL (2.2%)
Bank One Corp. ...............................     316,400       11,564,420
                                                               ------------
BROKERAGE & MONEY
   MANAGEMENT (3.7%)
Legg Mason, Inc. .............................     370,600       17,988,924
Morgan Stanley Dean
   Witter & Co.* .............................      40,200        1,604,784
                                                               ------------
                                                                 19,593,708
                                                               ------------
INSURANCE (6.4%)
American International
   Group, Inc. ...............................     334,100       19,327,685
Gallagher (Arthur J.) & Co. ..................     107,400        3,155,412
Willis Group Holdings Ltd.* ..................     403,450       11,566,911
                                                               ------------
                                                                 34,050,008
                                                               ------------
MISCELLANEOUS (10.0%)
AMBAC Financial Group, Inc. ..................     229,000       12,878,960
Citigroup, Inc. ..............................     720,700       25,361,433
MBNA Corp. ...................................     813,950       15,481,329
                                                               ------------
                                                                 53,721,722
                                                               ------------
TOTAL FINANCE (22.7%) ........................                  121,453,656
                                                               ------------

SEPARATE ACCOUNT NO. 4 (POOLED)
(THE GROWTH EQUITY FUND)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

Portfolio of Investments -- December 31, 2002 (Concluded)

--------------------------------------------------------------------------------
                                                     NUMBER OF       VALUE
                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------
HEALTH CARE
DRUGS (3.3%)
Forest Laboratories, Inc.* ......................     132,200     $ 12,984,684
Patterson Dental Co.* ...........................     102,400        4,478,976
                                                                  ------------
                                                                    17,463,660
                                                                  ------------
MEDICAL PRODUCTS (4.2%)
Boston Scientific Corp.* ........................     120,600        5,127,912
St. Jude Medical, Inc.* .........................      49,300        1,958,196
Stryker Corp. ...................................     231,900       15,565,128
                                                                  ------------
                                                                    22,651,236
                                                                  ------------
MEDICAL SERVICES (13.9%)
AmerisourceBergen Corp. .........................     165,450        8,985,590
Cardinal Health, Inc. ...........................     324,900       19,230,831
Express Scripts, Inc.* ..........................     344,000       16,525,760
Health Management Associates,
   Inc. (Class A) ...............................   1,168,600       20,917,940
Wellpoint Health Networks, Inc.*                      122,100        8,688,636
                                                                  ------------
                                                                    74,348,757
                                                                  ------------
TOTAL HEALTH CARE (21.4%) .......................                  114,463,653
                                                                  ------------
MULTI INDUSTRY
   COMPANIES (3.3%)
Danaher Corp. ...................................     266,000       17,476,200
                                                                  ------------
TECHNOLOGY
COMMUNICATION EQUIPMENT (2.2%)
Cisco Systems, Inc.* ............................     550,980        7,217,838
Juniper Networks, Inc.* .........................     698,500        4,749,800
                                                                  ------------
                                                                    11,967,638
                                                                  ------------
COMPUTER HARDWARE/STORAGE (1.8%)
Dell Computer Corp.* ............................     353,800        9,460,612
                                                                  ------------

--------------------------------------------------------------------------------
                                                     NUMBER OF      VALUE
                                                      SHARES        (NOTE 2)
--------------------------------------------------------------------------------
COMPUTER SERVICES (3.8%)
Affiliated Computer Services,
   Inc.* ........................................     189,050     $  9,953,483
Fiserv, Inc.* ...................................     314,000       10,660,300
                                                                  ------------
                                                                    20,613,783
                                                                  ------------
CONTRACT MANUFACTURING (1.3%)
Flextronics International Ltd.* .................     830,000        6,797,700
                                                                  ------------
INTERNET INFRASTRUCTURE (2.5%)
eBay, Inc.* .....................................     195,000       13,224,900
                                                                  ------------
SEMICONDUCTOR
   COMPONENTS (0.7%)
Maxim Integrated Products, Inc. .................     117,600        3,885,504
                                                                  ------------
SOFTWARE (3.7%)
Mercury Interactive Corp.* ......................     155,150        4,600,197
Microsoft Corp.* ................................      57,100        2,952,070
PeopleSoft, Inc.* ...............................     261,800        4,790,940
Veritas Software Corp.* .........................     495,500        7,739,710
                                                                  ------------
                                                                    20,082,917
                                                                  ------------
TOTAL TECHNOLOGY (16.0%) ........................                   86,033,054
                                                                  ------------
TOTAL COMMON STOCKS (100.4%)
   (Cost $602,141,625)...........................                  537,846,233
                                                                  ------------
TOTAL INVESTMENTS (100.4%)
   (Cost $602,141,625)...........................                  537,846,233
OTHER ASSETS LESS
   LIABILITIES (-0.4%) ..........................                   (2,322,542)
                                                                  ------------
NET ASSETS (100.0%) .............................                 $535,523,691
                                                                  ============

----------------------
* Non-income producing.


The accompanying notes are an integral part of these financial statements.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES



Notes to Financial Statements
--------------------------------------------------------------------------------
1.   GENERAL

     Separate Account No. 4 (Pooled) (the Growth Equity Fund) (the Fund) of The Equitable Life Assurance Society of the United States (Equitable Life), a wholly-owned subsidiary of AXA Financial, Inc., was established in conformity with the New York State Insurance Law. Pursuant to such law, to the extent provided in the contracts, the net assets in the Funds are not chargeable with liabilities arising out of any other business of Equitable Life. The excess of assets over reserves and other contract liabilities, if any, in the Separate Account No. 4 may be transferred to Equitable Life's General Account. Equitable Life's General Account is subject to creditor rights. These financial statements reflect the total net assets and results of operations for the Separate Account No. 4. The American Dental Association Members Retirement Program is one of the many products participating in this Fund.

     At December 31, 2002, interests of retirement and investment plans for employees, managers and agents of Equitable Life in Separate Account No. 4 aggregated $144,037,414 (26.9%) of the net assets of the Fund.

     Equitable Life is the investment manager for the Fund. Alliance Capital Management L.P. (Alliance) serves as the investment adviser to Equitable Life with respect to the management of the Fund. Alliance is a publicly traded limited partnership which is indirectly majority-owned by Equitable Life and AXA Financial, Inc.

     AXA Advisors, LLC (AXA Advisors) is an affiliate of Equitable Life, and a distributor and principal underwriter of the contracts. AXA Advisors is registered with the SEC as a broker-dealer and is a member of the National Association of Securities Dealers, Inc.

     Equitable Life, Alliance and AXA Advisors seek to obtain the best price and execution of all orders placed for the portfolios of the Equitable Funds considering all circumstances. In addition to using brokers and dealers to execute portfolio security transactions for accounts under their management, Equitable Life, Alliance and AXA Advisors may also enter into other types of business and securities transactions with brokers and dealers, which will be unrelated to allocation of the Fund's portfolio transactions.

     The contracts are sold by financial professionals who are registered representatives of AXA Advisors and licensed insurance agents of AXA Network, LLC, its subsidiaries and AXA Network Insurance Agency of Texas, Inc. (affiliates of Equitable Life). AXA Advisors receives commissions and other service-related payments under its distribution agreement with Equitable Life and its networking agreement with AXA Network.

     The amount retained by Equitable Life in Separate Account No. 4 arises principally from (1) contributions from Equitable Life, (2) expense risk charges accumulated in the account, and (3) that portion, determined ratably, of the account's investment results applicable to those assets in the account in excess of the net assets for the contracts. Amounts retained by Equitable Life are not subject to charges for expense risks.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The accompanying financial statements are prepared in conformity with accounting principles generally accepted in the United States of America
     (GAAP). The preparation of financial statements in accordance with GAAP requires management to make estimates and assumptions that affect the reported amounts and disclosures. Actual results could differ from those estimates. Certain reclassifications have been made in the amounts presented for prior periods to conform these periods with the 2002 presentation.

     On November 21, 2000, the American Institute of Certified Public Accountants issued a revised Audit and Accounting Guide "Audits of Investment Companies," which was effective for the December 31, 2001 financial statements. In connection with the Company's implementation of the Guide for Separate Account No. 4 certain administrative and asset management fees have been reclassified from the Statement of Operations to the Statement of Changes in Net Assets, which is considered a change in application of an accounting principle. Adoption of the new requirements did not have a significant impact on the financial position or results of operations of the Fund.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

     Investment securities are valued as follows:

     Stocks listed on national securities exchanges and certain over-the-counter issues traded on the National Association of Securities Dealers, Inc. Automated Quotation (NASDAQ) national market system are valued at the last sale price, or, if there is no sale, at the latest available bid price.

     Foreign securities not traded directly, or in American Depository Receipt
     (ADR) form in the United States, are valued at the last sale price in the local currency on an exchange in the country of origin. Foreign currency is converted into its U.S. dollar equivalent at current exchange rates.

     Futures and forward contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

     United States Treasury securities and other obligations issued or guaranteed by the United States Government, its agencies or instrumentalities are valued at representative quoted prices.

     Long-term (i.e., maturing in more than a year) publicly-traded corporate bonds are valued at prices obtained from a bond pricing service of a major dealer in bonds when such prices are available; however, in circumstances where Equitable Life and Alliance deem it appropriate to do so, an over-the-counter or exchange quotation may be used.

     Convertible preferred stocks listed on national securities exchanges are valued at their last sale price or, if there is no sale, at the latest available bid price.

     Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more major dealers in such securities; where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stock.

     Other assets that do not have a readily available market price are valued at fair value as determined in good faith by Equitable Life's investment officers.

     Short-term debt securities which mature in 60 days or less are valued at amortized cost. Short-term debt securities which mature in more than 60 days are valued at representative quoted prices.

     Security transactions are recorded on the trade date. Amortized cost of debt securities, where applicable, are adjusted for amortization of premium or accretion of discount. Dividend income is recorded on the ex-dividend date; interest income (including amortization of premium and discount on securities using the effective yield method) is accrued daily. Realized gains and losses on the sale of investments are computed on the basis of the identified cost of the related investments sold.

     Transactions denominated in foreign currencies are recorded at the rate prevailing at the date of such transactions. Asset and liability accounts that are denominated in a foreign currency are adjusted to reflect the current exchange rate at the end of the period. Transaction gains or losses resulting from changes in the exchange rate during the reporting period or upon settlement of the foreign currency transactions are reflected under "Realized and Unrealized Gain (Loss) on Investments" in the Statement of Operations.

     Net assets allocated to contracts in the payout period are computed according to various mortality tables, depending on the year the benefits were purchased. The tables used are the 1971 GAM table, the 1983 GAM table, and the 1994 GAR. The assumed investment returns vary by contract and range from 4 percent to 6.5 percent. The contracts are participating group annuities, and, thus, the mortality risk is borne by the contract holder, as long as the contract has not been discontinued. Equitable Life retains the ultimate obligation to pay the benefits if the contract funds become insufficient and the contractholder elects to discontinue the contract.

     Amounts due to/from the General Account represent receivables/payables for policy related transactions predominately related to premiums, surrenders and death benefits.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Continued)
--------------------------------------------------------------------------------

3.   INVESTMENT TRANSACTIONS


     For the year ended December 31, 2002, investment security transactions, excluding short-term debt securities, were as follows:

----------------------------------   -----------------   -------------------   -----------------   ------------------
                                                    PURCHASES                                  SALES
                                     ---------------------------------------   --------------------------------------
                                      STOCKS AND DEBT      U.S. GOVERNMENT      STOCKS AND DEBT      U.S. GOVERNMENT
FUND                                     SECURITIES          AND AGENCIES          SECURITIES         AND AGENCIES
----------------------------------   -----------------   -------------------   -----------------   ------------------
  The Growth Equity Fund .........      $274,884,716     $              --        $388,551,156     $              --

4.   EXPENSES

     Charges and fees relating to the Funds are paid to Equitable Life and are deducted in accordance with the terms of the various contracts which participate in the Fund. Depending upon the terms of a contract, sales-related fees and operating expenses are paid (i) by a reduction of an appropriate number of Fund Units or (ii) by a direct payment. Fees with respect to the American Dental Association Members Retirement Program are as follows:

     Investment Management and Administration Fees (Investment Management Fees):

     Equitable Life receives a fee based on the value of the Growth Equity Fund at a monthly rate of 1/12 of (i) 0.29 of 1% of the first $100 million and
     (ii) 0.20 of 1% of the excess over $100 million of its ADA Program assets.

     An Administrative fee is charged at a daily rate of 0.15% of average daily net assets.

     Operating and Expense Charges:

     Program Expense Charge -- In the year prior to May 1, 2002 the expense charge was made on the combined value of all investment options maintained under the contract with Equitable Life at a monthly rate 1/12 of (i) 0.645 of 1% of the first $400 million and (ii) 0.640 of 1% of the excess over $400 million.

     Effective May 1, 2002 an expense charge is made on the combined value of all investment options maintained under the contract with Equitable Life at a monthly rate of 1/12 of (i) 0.655 of 1% of the first $400 million and
     (ii) 0.650 of 1% of the excess over $400 million.

     A portion of the Program Expense Charge assessed by Equitable Life is made on behalf of the ADA and is equal to a monthly rate of 1/12 for (i) 0.025 of 1% of the first $400 million and (ii) 0.020 of 1% of the excess over $400 million. The ADA's portion of the Program Expense Charge is 0.00% and 0.01% for 2002 and 2001, respectively, and may be increased for all assets value levels.

     Other Expenses -- In addition to the charges and fees mentioned above, the Fund is charged for certain costs and expenses directly related to its operations. These may include transfer taxes, SEC filing fees and certain related expenses including printing of SEC filings, prospectuses and reports. A record maintenance and report fee of $3 is deducted quarterly from each participant's aggregate account balance. For clients with Investment Only plans, a record maintenance fee of $1 is deducted quarterly.

5.   TAXES

     No Federal income tax based on net income or realized and unrealized capital gains was applicable to contracts participat ing in the Fund by reason of applicable provisions of the Internal Revenue Code and no federal income tax payable by Equitable Life will affect such contracts. Accordingly, no provision for Federal income taxes is required.

--------------------------------------------------------------------------------
SEPARATE ACCOUNT NO. 4 (POOLED)
OF THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES




Notes to Financial Statements (Concluded)
--------------------------------------------------------------------------------

6.   CHANGES IN UNITS OUTSTANDING

     Accumulation units issued and redeemed during periods indicated were (in thousands):

                                                         YEAR ENDED DECEMBER 31,
                                                        ------------------------
                                                           2002           2001
                                                        ---------      ---------
  THE GROWTH EQUITY FUND
  Issued ...........................................        119            100
  Redeemed .........................................       (201)          (169)
                                                           ----           ----
  Net Decrease .....................................        (82)           (69)
                                                           ----           ----

7.   INVESTMENT INCOME RATIO

     The investment income ratio is calculated by taking the gross investment income earned divided by the average net assets of a fund during the report period. Shown below is the investment income ratio throughout the periods indicated.

                                                        YEAR ENDED DECEMBER 31,
                                     --------------------------------------------------------------
                                        2002         2001         2000         1999         1998
                                     ----------   ----------   ----------   ----------   ----------
  The Growth Equity Fund .........       0.40%        0.46%        0.45%        0.54%        0.53%

8.   ACCUMULATION UNIT VALUES

     Equitable Life issues a number of group annuity contracts that allow employer plan assets to accumulate on a tax-deferred basis. The contracts are typically designed for employers wishing to fund defined benefit, defined contribution and/or 401(k) plans. Annuity contracts available through Equitable Life are the American Dental Association Members Retirement Program ("ADA"), Retirement Investment Account ("RIA"), Momentum Strategy ("Momentum"), Members Retirement Program ("MRP") and Equi-Pen-Plus ("EPP") (collectively, the Plans). Assets of the Plans are invested in a number of investment Funds (available Funds vary by Plan).

     Institutional units presented on the Statement Assets and Liabilities reflect investments in the Fund by clients other than contractholders of group annuity contracts issued by Equitable Life. Institutional unit value is determined at the end of each business day. Institutional unit value reflects the investment performance of the underlying Fund for the day and charges and expenses deducted by the Fund. Contract unit values (ADA, RIA, MRP, Momentum and EPP) reflect the same investment results as the Institutional unit value presented on the Statement of Assets and Liabilities. In addition, contract unit values reflect certain investment management and accounting fees, which vary by contract. These fees are charged as a percentage of net assets and are disclosed below for ADA contracts in percentage terms.

     Shown below is accumulation unit value information for the American Dental Association Members Retirement Program units outstanding of Separate Account 4. Expense as a percentage of average net assets excludes charges made directly to contractholder accounts through redemption of units.

                                                                  YEAR ENDED DECEMBER 31,
                                                                --------------------------
                                                                    2002          2001
                                                                ------------  ------------
  THE GROWTH EQUITY FUND
  ADA, 1.12%
  Unit Value, end of period ..................................    $ 223.76      $ 310.23
  Net Assets (000's) .........................................    $182,907      $278,803
  Number of units outstanding, end of period (000's) .........         817           899
  Total Return ...............................................     ( 27.87)%     ( 18.85)%

                        REPORT OF INDEPENDENT ACCOUNTANTS


To the Board of Directors and Shareholder of The Equitable Life Assurance Society of the United States

In our opinion, the accompanying consolidated balance sheets and the related consolidated statements of earnings, of shareholder's equity and comprehensive income and of cash flows present fairly, in all material respects, the financial condition of The Equitable Life Assurance Society of the United States and its subsidiaries ("Equitable Life") at December 31, 2002 and December 31, 2001 and the results of their operations and their cash flows for each of the three years in the period ended December 31, 2002 in conformity with accounting principles generally accepted in the United States of America. These financial statements are the responsibility of Equitable Life's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.


As discussed in Note 2 to the consolidated financial statements, Equitable Life changed its method of accounting for variable annuity products that contain guaranteed minimum death benefit and guaranteed minimum income benefit features, and its method of accounting for intangible and long-lived assets in 2002.




/s/ PricewaterhouseCoopers LLP
New York, New York
February 4, 2003

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                           CONSOLIDATED BALANCE SHEETS
                           DECEMBER 31, 2002 AND 2001

                                                                                DECEMBER 31         December 31,
                                                                                   2002                 2001
                                                                              -----------------    -----------------
                                                                                         (IN MILLIONS)
ASSETS
Investments:
  Fixed maturities available for sale, at estimated fair value..............  $    26,278.9        $    23,265.9
  Mortgage loans on real estate.............................................        3,746.2              4,333.3
  Equity real estate........................................................          717.3                875.7
  Policy loans..............................................................        4,035.6              4,100.7
  Other equity investments..................................................          720.3                756.6
  Other invested assets.....................................................        1,327.6                686.0
                                                                              -----------------    -----------------
      Total investments.....................................................       36,825.9             34,018.2
Cash and cash equivalents...................................................          269.6                680.0
Cash and securities segregated, at estimated fair value.....................        1,174.3              1,415.2
Broker-dealer related receivables...........................................        1,446.2              1,950.9
Deferred policy acquisition costs...........................................        5,801.0              5,513.7
Goodwill and other intangible assets, net...................................        3,503.8              3,370.2
Amounts due from reinsurers.................................................        2,351.7              2,237.0
Loans to affiliates, at estimated fair value................................          413.0                400.0
Other assets................................................................        4,028.7              3,754.1
Separate Accounts assets....................................................       39,012.1             46,947.3
                                                                              -----------------    -----------------
TOTAL ASSETS................................................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

LIABILITIES
Policyholders' account balances.............................................  $    23,037.5        $    20,939.1
Future policy benefits and other policyholders liabilities..................       13,975.7             13,542.7
Broker-dealer related payables..............................................          731.0              1,260.7
Customers related payables..................................................        1,566.8              1,814.5
Amounts due to reinsurers...................................................          867.5                798.5
Short-term and long-term debt...............................................        1,274.7              1,475.5
Federal income taxes payable................................................        2,231.0              1,885.0
Other liabilities...........................................................        1,787.1              1,702.0
Separate Accounts liabilities...............................................       38,883.8             46,875.5
Minority interest in equity of consolidated subsidiaries....................        1,777.8              1,776.0
Minority interest subject to redemption rights..............................          515.4                651.4
                                                                              -----------------    -----------------
      Total liabilities.....................................................       86,648.3             92,720.9
                                                                              -----------------    -----------------
Commitments and contingencies (Notes 12, 14, 15, 16 and 17)

SHAREHOLDER'S EQUITY
Common stock, $1.25 par value, 2.0 million shares authorized,
  issued and outstanding....................................................            2.5                  2.5
Capital in excess of par value..............................................        4,753.8              4,694.6
Retained earnings...........................................................        2,740.6              2,653.2
Accumulated other comprehensive income......................................          681.1                215.4
                                                                              -----------------    -----------------
      Total shareholder's equity............................................        8,178.0              7,565.7
                                                                              -----------------    -----------------

TOTAL LIABILITIES AND SHAREHOLDER'S EQUITY..................................  $    94,826.3        $    100,286.6
                                                                              =================    =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                       CONSOLIDATED STATEMENTS OF EARNINGS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

REVENUES
Universal life and investment-type product
  policy fee income...........................................   $    1,315.5       $     1,342.3      $     1,413.3
Premiums......................................................          945.2             1,019.9            1,175.0
Net investment income.........................................        2,377.2             2,404.3            2,751.9
Gain on sale of equity investee...............................            -                   -              1,962.0
Investment losses, net........................................         (278.5)             (207.3)            (791.8)
Commissions, fees and other income............................        2,987.6             3,108.5            2,730.8
                                                                -----------------  -----------------  -----------------
      Total revenues..........................................        7,347.0             7,667.7            9,241.2
                                                                -----------------  -----------------  -----------------

BENEFITS AND OTHER DEDUCTIONS
Policyholders' benefits.......................................        2,034.0             1,886.9            2,060.3
Interest credited to policyholders' account balances..........          972.5               981.7            1,048.5
Compensation and benefits.....................................        1,155.3             1,220.8              809.0
Commissions...................................................          788.8               742.1              779.3
Distribution plan payments....................................          392.8               429.1              421.3
Amortization of deferred sales commissions....................          229.0               230.8              219.7
Interest expense..............................................           95.7               102.6              116.3
Amortization of deferred policy acquisition costs.............          296.7               287.9              309.0
Capitalization of deferred policy acquisition costs...........         (754.8)             (746.4)            (778.1)
Rent expense..................................................          167.0               156.2              120.1
Amortization of goodwill and other intangible assets, net.....           21.2               178.2               65.0
Expenses related to AXA's minority interest acquisition.......            -                   -                493.9
Other operating costs and expenses............................          920.2               904.9              991.4
                                                                -----------------  -----------------  -----------------
      Total benefits and other deductions.....................        6,318.4             6,374.8            6,655.7
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations before Federal
  income taxes and minority interest..........................        1,028.6             1,292.9            2,585.5
Federal income tax expense....................................          (50.9)             (316.2)            (958.3)
Minority interest in net income of consolidated subsidiaries..         (362.8)             (370.1)            (330.3)
                                                                -----------------  -----------------  -----------------

Earnings from continuing operations...........................          614.9               606.6            1,296.9
Earnings from discontinued operations, net of Federal
    income taxes..............................................            5.6                43.9               58.6
Cumulative effect of accounting changes, net of Federal
    income taxes..............................................          (33.1)               (3.5)               -
                                                                -----------------  -----------------  -----------------
Net Earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES CONSOLIDATED STATEMENTS OF SHAREHOLDER'S EQUITY AND COMPREHENSIVE INCOME
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Common stock, at par value, beginning and end of year.........   $        2.5       $         2.5      $         2.5
                                                                -----------------  -----------------  -----------------

Capital in excess of par value, beginning of year.............        4,694.6             4,723.8            3,557.2
Increase (decrease) in additional paid in capital in
  excess of par value.........................................           59.2               (29.2)           1,166.6
                                                                -----------------  -----------------  -----------------
Capital in excess of par value, end of year...................        4,753.8             4,694.6            4,723.8
                                                                -----------------  -----------------  -----------------

Retained earnings, beginning of year..........................        2,653.2             3,706.2            2,600.7
Net earnings..................................................          587.4               647.0            1,355.5
Shareholder dividends paid....................................         (500.0)           (1,700.0)            (250.0)
                                                                -----------------  -----------------  -----------------
Retained earnings, end of year................................        2,740.6             2,653.2            3,706.2
                                                                -----------------  -----------------  -----------------

Accumulated other comprehensive income (loss),
  beginning of year...........................................          215.4                12.8             (392.9)
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
Accumulated other comprehensive income, end of year...........          681.1               215.4               12.8
                                                                -----------------  -----------------  -----------------

TOTAL SHAREHOLDER'S EQUITY, END OF YEAR.......................   $    8,178.0       $     7,565.7      $     8,445.3
                                                                =================  =================  =================

COMPREHENSIVE INCOME
Net earnings..................................................   $      587.4       $       647.0      $     1,355.5
                                                                -----------------  -----------------  -----------------
Change in unrealized gains (losses), net of reclassification
   adjustments................................................          465.6               202.6              405.7
Minimum pension liability adjustment..........................             .1                 -                  -
                                                                -----------------  -----------------  -----------------
Other comprehensive income....................................          465.7               202.6              405.7
                                                                -----------------  -----------------  -----------------
COMPREHENSIVE INCOME..........................................   $    1,053.1       $       849.6      $     1,761.2
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000

                                                                          2002               2001               2000
                                                                    -----------------  -----------------  -----------------
                                                                                        (IN MILLIONS)

Net earnings.....................................................    $      587.4       $       647.0      $     1,355.5
Adjustments to reconcile net earnings to net cash provided
  by operating activities:
  Interest credited to policyholders' account balances...........           972.5               981.7            1,048.5
  Universal life and investment-type product
    policy fee income............................................        (1,315.5)           (1,342.3)          (1,413.3)
  Net change in broker-dealer and customer related
    receivables/payables.........................................          (237.3)              181.0             (422.9)
  Gain on sale of equity investee................................             -                   -             (1,962.0)
  Investment losses, net.........................................           278.5               207.3              791.8
  Expenses related to AXA's minority interest acquisition........             -                   -                493.9
  Change in deferred policy acquisition costs....................          (458.1)             (458.5)            (469.1)
  Change in future policy benefits...............................           218.0               (15.1)            (825.6)
  Change in property and equipment...............................           (74.5)             (228.5)            (321.0)
  Change in Federal income tax payable...........................            93.3              (231.5)           2,100.2
  Purchase of segregated cash and securities, net................           240.8              (108.8)            (610.4)
  Minority interest in net income of consolidated subsidiaries...           362.8               370.1              330.3
  Change in fair value of guaranteed minimum income
    benefit reinsurance contract.................................          (120.0)                -                  -
  Amortization of goodwill and other intangible assets, net......            21.2               178.2               65.0
  Other, net.....................................................           103.0               315.2              197.6
                                                                     ---------------  -----------------  -----------------


Net cash provided by operating activities........................           672.1               495.8              358.5
                                                                    -----------------  -----------------  -----------------

Cash flows from investing activities:
  Maturities and repayments......................................         2,996.0             2,454.6            2,525.3
  Sales..........................................................         8,037.5             9,285.2            8,069.2
  Purchases......................................................       (12,720.8)          (11,833.9)          (9,660.0)
  (Increase) decrease in short-term investments..................          (568.9)              211.8              141.5
  Sale of equity investee........................................             -                   -              1,580.6
  Acquisition of subsidiary .....................................          (249.7)                -             (1,480.0)
  Loans to affiliates............................................             -                (400.0)               -
  Other, net.....................................................           137.6               (79.4)            (162.1)
                                                                    -----------------  -----------------  -----------------

Net cash (used) provided by investing activities.................        (2,368.3)             (361.7)           1,014.5
                                                                    -----------------  -----------------  -----------------

Cash flows from financing activities:
  Policyholders' account balances:
    Deposits.....................................................         4,328.5             3,198.8            2,695.6
    Withdrawals and transfers to Separate Accounts...............        (2,022.9)           (2,458.1)          (3,941.8)

  Net (decrease) increase in short-term financings...............          (201.2)             (552.8)             225.2
  Additions to long-term debt....................................             -                 398.1                 .3
  Shareholder dividends paid.....................................          (500.0)           (1,700.0)            (250.0)
  Proceeds from newly issued Alliance units......................             -                   -              1,600.0
  Other, net.....................................................          (318.6)             (456.9)            (281.3)
                                                                    -----------------  -----------------  -----------------


Net cash provided (used) by financing activities.................         1,285.8            (1,570.9)              48.0
                                                                    -----------------  -----------------  -----------------

Change in cash and cash equivalents..............................          (410.4)           (1,436.8)           1,421.0
Cash and cash equivalents, beginning of year.....................           680.0             2,116.8              695.8
                                                                    -----------------  -----------------  -----------------

Cash and Cash Equivalents, End of Year...........................    $      269.6       $       680.0      $     2,116.8
                                                                    =================  =================  =================

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES
                      CONSOLIDATED STATEMENTS OF CASH FLOWS
                  YEARS ENDED DECEMBER 31, 2002, 2001 AND 2000
                                    CONTINUED

                                                                      2002               2001               2000
                                                                -----------------  -----------------  -----------------
                                                                                    (IN MILLIONS)

Supplemental cash flow information
  Interest Paid...............................................   $       80.5       $        82.1      $        97.0
                                                                =================  =================  =================

  Income Taxes (Refunded) Paid................................   $     (139.6)      $       524.2      $       337.6
                                                                =================  =================  =================

                 See Notes to Consolidated Financial Statements.

            THE EQUITABLE LIFE ASSURANCE SOCIETY OF THE UNITED STATES

                   NOTES TO CONSOLIDATED FINANCIAL STATEMENTS


1)    ORGANIZATION

      The Equitable Life Assurance Society of the United States ("Equitable Life") is an indirect, wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company," and collectively with its consolidated subsidiaries, "AXA Financial"). Equitable Life's insurance business is conducted principally by Equitable Life and its wholly owned life insurance subsidiary, Equitable of Colorado ("EOC"). Equitable Life's investment management business, which comprises the Investment Services segment, is principally conducted by Alliance Capital Management L.P. ("Alliance"), and, through November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. ("DLJ"), an investment banking and brokerage affiliate which was sold. On September 20, 1999, as part of AXA Financial's "branding" strategic initiative, EQ Financial Consultants, Inc., a broker-dealer subsidiary of Equitable Life, was merged into a new company, AXA Advisors, LLC ("AXA Advisors"). Also, on September 21, 1999, AXA Advisors was transferred by Equitable Life to AXA Distribution Holding Corporation ("AXA Distribution"), a wholly owned indirect subsidiary of the Holding Company, for $15.3 million. The excess of the sales price over AXA Advisors' book value has been recorded in Equitable Life's books as a capital contribution. In February 2000, Equitable Life transferred AXA Network, LLC ("AXA Network") to AXA Distribution for $8.7 million. The excess of sales price over AXA Network's book value has been recorded in Equitable Life's financial statements as a capital contribution. Equitable Life continues to develop and market the "Equitable" brand of life and annuity products, while AXA Distribution's subsidiaries provide financial planning services, distribute products and manage customer relationships.

      In October 2000, Alliance acquired substantially all of the assets and liabilities of SCB Inc., formerly known as of Sanford C. Bernstein Inc. ("Bernstein"), for an aggregate current value of approximately $3.50 billion: $1.48 billion in cash and 40.8 million newly issued units in Alliance ("Alliance Units"). The Holding Company provided Alliance with the cash portion of the consideration by purchasing approximately 32.6 million Alliance Units for $1.60 billion in June 2000. The acquisition was accounted for under the purchase method with the results of Bernstein included in the consolidated financial statements from the acquisition date. The excess of the purchase price over the fair value of net assets acquired resulted in the recognition of goodwill and intangible assets of approximately $3.40 billion. In connection with the issuance of Alliance Units to former Bernstein shareholders, Equitable Life and its consolidated subsidiaries (collectively, the "Company"), recorded a non-cash gain of $393.5 million (net of related Federal income tax of $211.9 million) which is reflected as an addition to capital in excess of par value. In the fourth quarter of 2002, the Company acquired 8.16 million Alliance Units at the aggregate market price of $249.7 million from SCB Inc. and SCB Partners, Inc. under a preexisting agreement (see
      Note 2). Upon completion of this transaction the Company's beneficial ownership in Alliance increased by approximately 3.2%. The Company's consolidated economic interest in Alliance was 42.8% at December 31, 2002, and together with the Holding Company's economic interest in Alliance exceeds 50%.

      AXA, a French holding company for an international group of insurance and related financial services companies, has been the Holding Company's largest shareholder since 1992. In October 2000, the Board of Directors of the Holding Company, acting upon a unanimous recommendation of a special committee of independent directors, approved an agreement with AXA for the acquisition of the approximately 40% of outstanding Holding Company common stock ("Common Stock") it did not already own. Under terms of the agreement, the minority shareholders of the Holding Company received $35.75 in cash and 0.295 of an AXA American Depositary Receipt ("AXA ADR") (before giving effect to AXA's May 2001 four-for-one stock split and related change in ADRs' parity) for each Holding Company share. On January 2, 2001, AXA Merger Corp. ("AXA Merger"), a wholly owned subsidiary of AXA, was merged with and into the Holding Company, resulting in AXA Financial becoming a wholly owned subsidiary of AXA.

2)    SIGNIFICANT ACCOUNTING POLICIES

      Basis of Presentation and Principles of Consolidation
      -----------------------------------------------------

      The preparation of the accompanying consolidated financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions (including normal, recurring accruals) that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. The accompanying consolidated financial statements reflect all adjustments necessary in the opinion of management to present fairly the consolidated financial position of the Company and its consolidated results of operations and cash flows for the periods presented.

      The accompanying consolidated financial statements include the accounts of Equitable Life and its subsidiary engaged in insurance related businesses (collectively, the "Insurance Group"); other subsidiaries, principally Alliance; and those investment companies, partnerships and joint ventures in which Equitable Life or its subsidiaries has control and a majority economic interest. The Company's investment in DLJ, which was sold in November 2000, was reported on the equity basis of accounting.

      All significant intercompany transactions and balances except those with discontinued operations (see Note 8) have been eliminated in consolidation. The years "2002," "2001" and "2000" refer to the years ended December 31, 2002, 2001 and 2000, respectively. Certain reclassifications have been made in the amounts presented for prior periods to conform those periods with the current presentation.

      Closed Block
      ------------

      When it demutualized on July 22, 1992, Equitable Life established a Closed Block for the benefit of certain individual participating policies which were in force on that date. The assets allocated to the Closed Block, together with anticipated revenues from policies included in the Closed Block, were reasonably expected to be sufficient to support such business, including provision for the payment of claims, certain expenses and taxes, and for continuation of dividend scales payable in 1991, assuming the experience underlying such scales continues.

      Assets allocated to the Closed Block inure solely to the benefit of the Closed Block policyholders and will not revert to the benefit of the Holding Company. No reallocation, transfer, borrowing or lending of assets can be made between the Closed Block and other portions of Equitable Life's General Account, any of its Separate Accounts or any affiliate of Equitable Life without the approval of the New York Superintendent of Insurance (the "Superintendent"). Closed Block assets and liabilities are carried on the same basis as similar assets and liabilities held in the General Account. The excess of Closed Block liabilities over Closed Block assets represents the expected future post-tax contribution from the Closed Block which would be recognized in income over the period the policies and contracts in the Closed Block remain in force.

      Discontinued Operations
      -----------------------

      In 1991, management discontinued the business of certain pension operations ("Discontinued Operations"). Discontinued Operations at December 31, 2002 principally consists of the Group Non-Participating Wind-Up Annuities ("Wind-Up Annuities"), for which a premium deficiency reserve has been established. Management reviews the adequacy of the allowance for future losses each quarter and makes adjustments when necessary. Management believes the allowance for future losses at December 31, 2002 is adequate to provide for all future losses; however, the quarterly allowance review continues to involve numerous estimates and subjective judgments regarding the expected performance of invested assets ("Discontinued Operations Investment Assets") held by Discontinued Operations. There can be no assurance the losses provided for will not differ from the losses ultimately realized. To the extent actual results or future projections of the discontinued operations differ from management's current best estimates and assumptions underlying the allowance for future losses, the difference would be reflected in the consolidated statements of earnings in discontinued operations (see Note
      8).

      Accounting Changes
      ------------------

      On January 1, 2002, the Company adopted Statement of Financial Accounting Standards ("SFAS") No. 141, "Business Combinations," SFAS No. 142, "Goodwill and Other Intangible Assets," and SFAS No. 144, "Accounting for the Impairment or Disposal of Long-lived Assets". SFAS No. 142 embraced an entirely new approach to accounting for goodwill by eliminating the long-standing requirement for systematic amortization and instead imposing periodic impairment testing to determine whether the fair value of the reporting unit to which the goodwill is ascribed supports its continued recognition. Concurrent with its adoption of SFAS No. 142, the Company ceased to amortize goodwill. Amortization of goodwill and other intangible assets for the years ended December 31, 2001 and 2000, respectively, was approximately $73.4 million and $27.1 million, net of minority interest of $104.7 million and $38.0 million, of which $7.6 million and $1.0 million, net of minority interest of $13.6 million and $1.4 million, related to other intangible assets. Net income, excluding goodwill amortization expense, for the years ended December 31, 2001 and 2000, respectively, would have been $712.8 million and $1,381.6 million. The carrying amount of goodwill was $3,112.2 million and $2,974.5 million, respectively, at December 31, 2002 and at December 31, 2001 and relates solely to the Investment Services segment. No losses resulted from completion in 2002 of transitional and annual impairment testing of goodwill and indefinite-lived intangible assets. Amounts presently estimated to be recorded in each of the succeeding five years ending December 31, 2007 for amortization of other intangible assets are not expected to vary significantly from the amount for the full year December 31, 2002 of $8.6 million, net of minority interest of $12.6 million. The gross carrying amount and accumulated amortization of other intangible assets were $531.7 million and $140.1 million, respectively, at December 31, 2002 and $514.6 million and $118.9 million, respectively, at December 31, 2001. SFAS No. 144, retains many of the fundamental recognition and measurement provisions previously required by SFAS No. 121, "Accounting for the Impairment of Long-Lived Assets to be Disposed of," except for the removal of goodwill from its scope, inclusion of specific guidance on cash flow recoverability testing and the criteria that must be met to classify a long-lived asset as held-for-sale. SFAS No. 141 and No. 144 had no material impact on the results of operations or financial position of the Company upon their adoption on January 1, 2002.


      Effective January 1, 2002, the Company changed its method of accounting for liabilities associated with variable annuity contracts that contain guaranteed minimum death benefit ("GMDB") and guaranteed minimum income benefit ("GMIB") features, to establish reserves for the Company's estimated obligations associated with these features. The method was changed to achieve a better matching of revenues and expenses. The initial impact of adoption as of January 1, 2002 resulted in a charge of $33.1 million for the cumulative effect of this accounting change, net of Federal income taxes of $17.9 million, in the consolidated statements of earnings. Prior to the adoption of this accounting change, benefits under these features were expensed as incurred. The impact of this change was to reduce Earnings from continuing operations in 2002 by $113.0 million, net of Federal income taxes of $61.0 million. The pro-forma effects of retroactive application of this change on 2001 and 2000 results were not material.

      On January 1, 2001, the Company adopted SFAS No. 133, as amended, that established new accounting and reporting standards for all derivative instruments, including certain derivatives embedded in other contracts, and for hedging activities. Free-standing derivative instruments maintained by the Company at January 1, 2001 included interest rate caps, floors and collars intended to hedge crediting rates on interest-sensitive individual annuity contracts and certain reinsurance contracts. Based upon guidance from the Financial Accounting Standards Board ("FASB") and the Derivatives Implementation Group ("DIG"), the caps, floors and collars could not be designated in a qualifying hedging relationship under SFAS No. 133 and, consequently, require mark-to-market accounting through earnings for changes in their fair values beginning January 1, 2001. In accordance with the transition provision of SFAS No. 133, the Company recorded a cumulative-effect-type charge to earnings of $3.5 million to recognize the difference between the carrying values and fair values of free-standing derivative instruments at January 1, 2001. With respect to adoption of the requirements on embedded derivatives, the Company elected a January 1, 1999 transition date, thereby effectively "grandfathering" existing accounting for derivatives embedded in hybrid instruments acquired, issued, or substantively modified before that date. As a consequence of this election, coupled with recent interpretive guidance from the FASB and the DIG with respect to issues specifically related to insurance contracts and features, adoption of the new requirements for embedded derivatives had no material impact on the Company's results of operations or its financial position. Upon its adoption of SFAS No. 133, the Company reclassified $256.7 million of held-to-maturity securities as available-for-sale. This reclassification resulted in an after-tax cumulative-effect-type adjustment of $8.9 million in other comprehensive income, representing the after-tax unrealized gain on these securities at January 1, 2001.

      The accounting for the GMIB reinsurance assets that are considered an SFAS No. 133 derivative is discussed in the Policyholders' Account Balances and Future Policy Benefits section of this Note.

      The Company adopted the AICPA's Statement of Position ("SOP") 00-3, which established new accounting and reporting standards for demutualizations, prospectively as of January 1, 2001 with no financial impact upon initial implementation.

      SFAS No. 140, "Accounting for Transfers and Servicing of Financial Assets and Extinguishments of Liabilities," provides the accounting and reporting rules for sales, securitizations, servicing of receivables and other financial assets, for secured borrowings and collateral transactions and extinguishments of liabilities. SFAS No. 140 emphasizes the legal form of the transfer rather than the previous accounting that was based upon the risks and rewards of ownership. SFAS No. 140 was effective for transfers after March 31, 2001 and is principally applied prospectively. Since that March 2001 effective date, no significant transactions were impacted by SFAS No. 140.

      New Accounting Pronouncements
      -----------------------------

      In June 2002, the FASB issued SFAS No. 146, "Accounting for Costs Associated with Exit or Disposal Activities". SFAS No. 146 established financial accounting and reporting standards for costs associated with exit or disposal activities and nullifies Emerging Issues Task Force Issue No. 94-3, "Liability Recognition for Certain Employee Termination Benefits and Other Costs to Exit an Activity (including Certain Costs Incurred in a Restructuring)". SFAS No. 146 requires that a liability for a cost associated with an exit or disposal activity be recognized only when the liability is incurred and measured initially at fair value. However, the cost of termination benefits provided under the terms of an ongoing benefit arrangement, such as a standard severance offering based on years of service, continues to be covered by other accounting pronouncements and is unchanged by SFAS No. 146. SFAS No. 146 is effective for exit and disposal activities initiated after December 31, 2002.

      In November 2002, the FASB issued Interpretation ("FIN") No. 45, "Guarantor's Accounting and Disclosure Requirements for Guarantees, Including Indirect Guarantees of Indebtedness of Others". FIN No. 45 addresses the disclosures made by a guarantor in its interim and annual financial statements about obligations under guarantees. FIN No. 45 also clarifies the requirements related to the recognition of a liability by a guarantor at the inception of a guarantee for the obligations that the guarantor has undertaken in issuing that guarantee. The fair value reporting provisions of FIN No. 45 are to be applied on a prospective basis to guarantees issued or modified after December 31, 2002. The disclosure requirements are effective for financial statements of interim or annual periods ending after December 15, 2002 (see Note 15). The initial recognition and initial measurement provisions are to be applied only on a prospective basis to guarantees issued or modified after December 31, 2002.

      In January 2003, the FASB issued FIN No. 46, "Consolidation of Variable Interest Entities," to address when it is appropriate to consolidate financial interests in any variable interest entity ("VIE"), a new term to define a business structure that either does not have equity investors with voting or other similar rights or has equity investors that do not provide sufficient financial resources to support its activities. For entities with these characteristics, including many formerly known as special purpose entities, FIN 46 imposes a consolidation model that focuses on the relative exposures of the participants to the economic risks and rewards from the assets of the VIE rather than on ownership of its voting interests, if any, to determine whether a parent-subsidiary relationship exists. Under the VIE consolidation model, the party with a majority of the economic risks or rewards associated with a VIE's activities, including those conveyed by derivatives, credit enhancements, and other arrangements, is the "primary beneficiary" and, therefore, is required to consolidate the VIE.

      The consolidation requirements of FIN 46 phase-in beginning in the first quarter of 2003, with immediate application to all new VIEs created after January 31, 2003 and further application to existing VIEs starting in the first interim period beginning after June 15, 2003. However, specific disclosures are required in 2002 year-end financial statements issued subsequent to January 31, 2003 if it is "reasonably possible" that a company will have a significant, but not necessarily consolidated, variable interest in a VIE when the consolidation requirements become effective. At December 31, 2002, the Company identified significant variable interests totaling $123.7 million, representing its participation in seven collateralized debt obligation structures and four investment limited partnerships determined to be VIEs. These variable interests are reflected in the consolidated balance sheets as fixed maturities or other equity investments and, accordingly, are subject to ongoing review for impairments in value deemed to be other than temporary. These variable interests and approximately $24.5 million related funding commitments to the investment limited partnerships, as more fully described in Note 15, represent the Company's maximum exposure to loss from its involvement with these VIEs. The Company has no further economic interests in these VIEs in the form of related guarantees, derivatives or similar instruments and obligations.

      By no later than third quarter 2003, the Company is required by FIN 46 to consolidate those VIEs where it is determined to be the primary beneficiary, which includes consideration of the aggregate variable interests in these VIEs held by related parties. Management's preliminary assessment indicates consolidation is likely to be required for one collateralized debt obligation security and two investment limited partnerships, which comprise $93.5 million of the significant variable interests identified at December 31, 2002. Management believes no material impact on consolidated financial position or reported amounts of consolidated total liabilities would result from consolidation of these VIEs. Similarly, management believes there would be no material impact on consolidated results of operations as the Company's economic interests in these VIEs are accounted for primarily under the equity method.

      The FASB is in the process of considering the application of SFAS No. 133 in situations in which a financial instrument incorporates credit risk exposures that are unrelated or only partially related to the creditworthiness of the issuer of the instrument. The issue is whether an embedded derivative exists in such instruments, related to the transfer of credit risk that is unrelated to the creditworthiness of the issuer, which must be bifurcated and reported at fair value. This issue may have application to certain insurance and reinsurance contracts, such as modified coinsurance arrangements in which a total return on a specified group of assets is paid to the reinsurer, and group pension participating contracts which credit the contractholder a total return on a specified portfolio of assets. Based on management's understanding of the issues under discussion, this potential accounting change is not expected to have a material impact on the Company's results of operations or financial position upon adoption.

      Investments
      -----------

      The carrying values of fixed maturities identified as available for sale are reported at estimated fair value. Changes in estimated fair value are reported in comprehensive income. The amortized cost of fixed maturities is adjusted for impairments in value deemed to be other than temporary.

      Mortgage loans on real estate are stated at unpaid principal balances, net of unamortized discounts and valuation allowances. Valuation allowances are based on the present value of expected future cash flows discounted at the loan's original effective interest rate or on its collateral value if the loan is collateral dependent. However, if foreclosure is or becomes probable, the collateral value measurement method is used.

      Impaired mortgage loans without provision for losses are loans where the fair value of the collateral or the net present value of the expected future cash flows related to the loan equals or exceeds the recorded investment. Interest income earned on loans where the collateral value is used to measure impairment is recorded on a cash basis. Interest income on loans where the present value method is used to measure impairment is accrued on the net carrying value amount of the loan at the interest rate used to discount the cash flows. Changes in the present value attributable to changes in the amount or timing of expected cash flows are reported as investment gains or losses.

      Real estate, including real estate acquired in satisfaction of debt, is stated at depreciated cost less valuation allowances. At the date of foreclosure (including in-substance foreclosure), real estate acquired in satisfaction of debt is valued at estimated fair value. Impaired real estate is written down to fair value with the impairment loss being included in investment gains (losses), net. Valuation allowances on real estate held for sale are computed using the lower of depreciated cost or current estimated fair value, net of disposition costs. Depreciation is discontinued on real estate held for sale.

      Depreciation of real estate held for production of income is computed using the straight-line method over the estimated useful lives of the properties, which generally range from 40 to 50 years.

      Valuation allowances are netted against the asset categories to which they apply.

      Policy loans are stated at unpaid principal balances.

      Partnerships, investment companies and joint venture interests in which the Company has control and a majority economic interest (that is, greater than 50% of the economic return generated by the entity) are consolidated; those in which the Company does not have control and a majority economic interest are reported on the equity basis of accounting and are included either with equity real estate or other equity investments, as appropriate.

      Equity securities include common stock and non-redeemable preferred stock classified as either trading or available for sale securities, are carried at estimated fair value and are included in other equity investments.

      Short-term investments are stated at amortized cost which approximates fair value and are included with other invested assets.

      Cash and cash equivalents includes cash on hand, amounts due from banks and highly liquid debt instruments purchased with an original maturity of three months or less.

      All securities owned as well as United States government and agency securities, mortgage-backed securities, futures and forwards transactions are recorded in the consolidated financial statements on a trade date basis.

      Net Investment Income, Investment Gains (Losses), Net and Unrealized Investment Gains (Losses)
      ---------------------------------------------------------------------

      Net investment income and realized investment gains (losses), net (together "investment results") related to certain participating group annuity contracts which are passed through to the contractholders are offset in amounts reflected as interest credited to policyholders' account balances.

      Realized investment gains (losses) are determined by identification with the specific asset and are presented as a component of revenue. Changes in the valuation allowances are included in investment gains or losses.

      Realized and unrealized holding gains (losses) on trading securities are reflected in net investment income.

      Unrealized investment gains and losses on fixed maturities and equity securities available for sale held by the Company are accounted for as a separate component of accumulated comprehensive income, net of related deferred Federal income taxes, amounts attributable to Discontinued Operations, Closed Block policyholders dividend obligation, participating group annuity contracts and deferred policy acquisition costs ("DAC") related to universal life and investment-type products and participating traditional life contracts.

      Recognition of Insurance Income and Related Expenses
      ----------------------------------------------------

      Premiums from universal life and investment-type contracts are reported as deposits to policyholders' account balances. Revenues from these contracts consist of amounts assessed during the period against policyholders' account balances for mortality charges, policy administration charges and surrender charges. Policy benefits and claims that are charged to expense include benefit claims incurred in the period in excess of related policyholders' account balances.

      Premiums from participating and non-participating traditional life and annuity policies with life contingencies generally are recognized as income when due. Benefits and expenses are matched with such income so as to result in the recognition of profits over the life of the contracts. This match is accomplished by means of the provision for liabilities for future policy benefits and the deferral and subsequent amortization of policy acquisition costs.

      For contracts with a single premium or a limited number of premium payments due over a significantly shorter period than the total period over which benefits are provided, premiums are recorded as income when due with any excess profit deferred and recognized in income in a constant relationship to insurance in-force or, for annuities, the amount of expected future benefit payments.

      Premiums from individual health contracts are recognized as income over the period to which the premiums relate in proportion to the amount of insurance protection provided.

      Deferred Policy Acquisition Costs
      ---------------------------------

      Acquisition costs that vary with and are primarily related to the acquisition of new and renewal insurance business, including commissions, underwriting, agency and policy issue expenses, are deferred. DAC is subject to recoverability testing at the time of policy issue and loss recognition testing at the end of each accounting period.

      For universal life products and investment-type products, DAC is amortized over the expected total life of the contract group as a constant percentage of estimated gross profits arising principally from investment results, Separate Account fees, mortality and expense margins and surrender charges based on historical and anticipated future experience, updated at the end of each accounting period. The effect on the amortization of DAC of revisions to estimated gross profits is reflected in earnings in the period such estimated gross profits are revised. A decrease in expected gross profits would accelerate DAC amortization. Conversely, an increase in expected gross profits would slow DAC amortization. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      A significant assumption in the amortization of DAC on variable and interest-sensitive life insurance and variable annuities relates to projected future Separate Account performance. Expected future gross profit assumptions related to Separate Account performance are set by management using a long-term view of expected average market returns by applying a reversion to the mean approach. In applying this approach to develop estimates of future returns, it is assumed that the market will return to an average gross long-term return estimate, developed with reference to historical long-term equity market performance and subject to assessment of the reasonableness of resulting estimates of future return assumptions. For purposes of making this reasonableness assessment, management has set limitations as to maximum and minimum future rate of return assumptions, as well as a limitation on the duration of use of these maximum or minimum rates of return. Currently, the average gross long-term annual return estimate is 9.0% (7.2% net of product weighted average Separate Account fees), and the gross maximum and minimum annual rate of return limitations are 15.0% (13.2% net of product weighted average Separate Account fees) and 0% (-1.9% net of product weighted average Separate Account fees), respectively. The maximum duration over which these rate limitations may be applied is 5 years. This approach will continue to be applied in future periods. If actual market returns continue at levels that would result in assuming future market returns of 15% for more than 5 years in order to reach the average gross long-term return estimate, the application of the 5 year maximum duration limitation would result in an acceleration of DAC amortization. Conversely, actual market returns resulting in assumed future market returns of 0% for more than 5 years would result in a required deceleration of DAC amortization. As of December 31, 2002, current projections of future average gross market returns are within the maximum and minimum limitations and assume a reversion to the mean of 9.0% after 2.5 years.

      In addition, projections of future mortality assumptions related to variable and interest-sensitive life products are based on a long-term average of actual experience. This assumption is updated quarterly to reflect recent experience as it emerges. Improvement of life mortality in future periods from that currently projected would result in future deceleration of DAC amortization. Conversely, deterioration of life mortality in future periods from that currently projected would result in future acceleration of DAC amortization. Generally, life mortality experience has improved in recent periods.

      Other significant assumptions underlying gross profit estimates relate to contract persistency and general account investment spread.

      For participating traditional life policies (substantially all of which are in the Closed Block), DAC is amortized over the expected total life of the contract group as a constant percentage based on the present value of the estimated gross margin amounts expected to be realized over the life of the contracts using the expected investment yield. At December 31, 2002, the average rate of assumed investment yields, excluding policy loans, was 7.9% grading to 7.3% over 8 years. Estimated gross margin includes anticipated premiums and investment results less claims and administrative expenses, changes in the net level premium reserve and expected annual policyholder dividends. The effect on the amortization of DAC of revisions to estimated gross margins is reflected in earnings in the period such estimated gross margins are revised. The effect on the DAC asset that would result from realization of unrealized gains (losses) is recognized with an offset to accumulated comprehensive income in consolidated shareholders' equity as of the balance sheet date.

      For non-participating traditional life policies, DAC is amortized in proportion to anticipated premiums. Assumptions as to anticipated premiums are estimated at the date of policy issue and are consistently applied during the life of the contracts. Deviations from estimated experience are reflected in earnings in the period such deviations occur. For these contracts, the amortization periods generally are for the total life of the policy.

      Policyholders' Account Balances and Future Policy Benefits
      ----------------------------------------------------------

      Policyholders' account balances for universal life and investment-type contracts are equal to the policy account values. The policy account values represent an accumulation of gross premium payments plus credited interest less expense and mortality charges and withdrawals.

      Equitable Life issues certain variable annuity products with a GMDB feature. Equitable Life also issues certain variable annuity products that contain a GMIB feature which, if elected by the policyholder after a stipulated waiting period from contract issuance, guarantees a minimum lifetime annuity based on predetermined annuity purchase rates that may be in excess of what the contract account value can purchase at then-current annuity purchase rates. This minimum lifetime annuity is based on predetermined annuity purchase rates applied to a guarantee minimum income benefit base. The risk associated with the GMDB and GMIB features is that a protracted under-performance of the financial markets could result in GMDB and GMIB benefits being higher than what accumulated policyholder account balances would support. Reserves for GMDB and GMIB obligations are calculated on the basis of actuarial assumptions related to projected benefits and related contract charges over the lives of the contracts using assumptions consistent with those used in estimating gross profits for purposes of amortizing DAC. The determination of this estimated liability is based on models which involve numerous estimates and subjective judgments, including those regarding expected market rates of return and volatility, contract surrender rates, mortality experience, and, for GMIB, GMIB election rates. Assumptions regarding Separate Account performance used for purposes of this calculation are set using a long-term view of expected average market returns by applying a reversion to the mean approach, consistent with that used for DAC amortization. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      The GMIB reinsurance contracts are considered derivatives under SFAS No. 133 and, therefore, are required to be reported in the balance sheet at their fair value. GMIB fair values are reported in the consolidated balance sheets in Other assets. Changes in GMIB fair values are reflected in Commissions, fees and other income in the consolidated statements of earnings. Since there is no readily available market for GMIB reinsurance contracts, the determination of their fair values is based on models which involve numerous estimates and subjective judgments including those regarding expected market rates of return and volatility, GMIB election rates, contract surrender rates and mortality experience. There can be no assurance that ultimate actual experience will not differ from management's estimates.

      For reinsurance contracts other than those covering GMIB exposure, reinsurance recoverable balances are calculated using methodologies and assumptions that are consistent with those used to calculate the direct liabilities.

      For participating traditional life policies, future policy benefit liabilities are calculated using a net level premium method on the basis of actuarial assumptions equal to guaranteed mortality and dividend fund interest rates. The liability for annual dividends represents the accrual of annual dividends earned. Terminal dividends are accrued in proportion to gross margins over the life of the contract.

      For non-participating traditional life insurance policies, future policy benefit liabilities are estimated using a net level premium method on the basis of actuarial assumptions as to mortality, persistency and interest established at policy issue. Assumptions established at policy issue as to mortality and persistency are based on the Insurance Group's experience that, together with interest and expense assumptions, includes a margin for adverse deviation. When the liabilities for future policy benefits plus the present value of expected future gross premiums for a product are insufficient to provide for expected future policy benefits and expenses for that product, DAC is written off and thereafter, if required, a premium deficiency reserve is established by a charge to earnings. Benefit liabilities for traditional annuities during the accumulation period are equal to accumulated contractholders' fund balances and, after annuitization, are equal to the present value of expected future payments. Interest rates used in establishing such liabilities range from 2.25% to 10.9% for life insurance liabilities and from 2.25% to 8.43% for annuity liabilities.

      Individual health benefit liabilities for active lives are estimated using the net level premium method and assumptions as to future morbidity, withdrawals and interest. Benefit liabilities for disabled lives are estimated using the present value of benefits method and experience assumptions as to claim terminations, expenses and interest. While management believes its disability income ("DI") reserves have been calculated on a reasonable basis and are adequate, there can be no assurance reserves will be sufficient to provide for future liabilities.

      Claim reserves and associated liabilities net of reinsurance ceded for individual DI and major medical policies were $86.0 million and $104.2 million at December 31, 2002 and 2001, respectively. At December 31, 2002 and 2001, respectively, $1,088.9 million and $1,101.8 million of DI reserves and associated liabilities were ceded through an indemnity reinsurance agreement principally with a single reinsurer (see Note 12). Incurred benefits (benefits paid plus changes in claim reserves) and benefits paid for individual DI and major medical policies are summarized as follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Incurred benefits related to current year..........  $        36.6       $       44.0       $       56.1
        Incurred benefits related to prior years...........           (6.3)             (10.6)              15.0
                                                            -----------------   ----------------   -----------------
        Total Incurred Benefits............................  $        30.3       $       33.4       $       71.1
                                                            =================   ================   =================

        Benefits paid related to current year..............  $        11.5       $       10.7       $       14.8
        Benefits paid related to prior years...............           37.2               38.8              106.0
                                                            -----------------   ----------------   -----------------
        Total Benefits Paid................................  $        48.7       $       49.5       $      120.8
                                                            =================   ================   =================


      Policyholders' Dividends
      ------------------------

      The amount of policyholders' dividends to be paid (including dividends on policies included in the Closed Block) is determined annually by Equitable Life's board of directors. The aggregate amount of policyholders' dividends is related to actual interest, mortality, morbidity and expense experience for the year and judgment as to the appropriate level of statutory surplus to be retained by Equitable Life.

      At December 31, 2002, participating policies, including those in the Closed Block, represent approximately 19.4% ($36.5 billion) of directly written life insurance in-force, net of amounts ceded.

      Separate Accounts
      -----------------

      Generally, Separate Accounts established under New York State Insurance Law generally are not chargeable with liabilities that arise from any other business of the Insurance Group. Separate Accounts assets are subject to General Account claims only to the extent Separate Accounts assets exceed Separate Accounts liabilities. Assets and liabilities of the Separate Accounts represent the net deposits and accumulated net investment earnings less fees, held primarily for the benefit of contractholders, and for which the Insurance Group does not bear the investment risk. Separate Accounts' assets and liabilities are shown on separate lines in the consolidated balance sheets. The Insurance Group bears the investment risk on assets held in one Separate Account; therefore, such assets are carried on the same basis as similar assets held in the General Account portfolio. Assets held in the other Separate Accounts are carried at quoted market values or, where quoted values are not available, at estimated fair values as determined by the Insurance Group.

      The investment results of Separate Accounts on which the Insurance Group does not bear the investment risk are reflected directly in Separate Accounts liabilities and are not reported in revenues in the consolidated statements of earnings. For 2002, 2001 and 2000, investment results of such Separate Accounts were (losses) gains of $(4,740.7) million, $(2,214.4) million and $8,051.7 million, respectively.

      Deposits to Separate Accounts are reported as increases in Separate Accounts liabilities and are not reported in revenues. Mortality, policy administration and surrender charges on all Separate Accounts are included in revenues.

      Recognition of Investment Management Revenues and Related Expenses
      ------------------------------------------------------------------

      Commissions, fees and other income principally include investment management advisory and service fees. Investment management advisory and service fees are recorded as revenue as the related services are performed; they include brokerage transactions charges of Sanford C. Bernstein & Co., LLC ("SCB LLC"), a wholly owned subsidiary of Alliance, for substantially all private client transactions and certain institutional investment management client transactions. Certain investment advisory contracts provide for a performance fee, in addition to or in lieu of a base fee, that is calculated as a percentage of the related investment results in excess of a stated benchmark over a specified period of time. Performance fees are recorded as revenue at the end of the measurement period. Transaction charges earned and related expenses are recorded on a trade date basis. Distribution revenues and shareholder servicing fees are accrued as earned.

      Institutional research services revenue consists of brokerage transaction charges and underwriting syndicate revenues related to services provided to institutional investors. Brokerage transaction charges earned and related expenses are recorded on a trade date basis. Syndicate participation and underwriting revenues include gains, losses and fees, net of syndicate expenses, arising from securities offerings in which SCB LLC acts as an underwriter or agent. Syndicate participation and underwriting revenues are recorded on the offering date.

      Sales commissions paid to financial intermediaries in connection with the sale of shares of open-end Alliance mutual funds sold without a front-end sales charge are capitalized and amortized over periods not exceeding five and one-half years, the period of time during which deferred sales commissions are expected to be recovered from distribution plan payments received from those funds and from contingent deferred sales charges ("CDSC") received from shareholders of those funds upon the redemption of their shares. CDSC reduces unamortized deferred sales commissions when received. At December 31, 2002 and 2001, respectively, deferred sales commissions totaled $500.9 million and $648.2 million and are included within Other assets.

      Impairment of the deferred sales commission asset is evaluated quarterly, or when a significant decrease in the estimated fair value of the asset occurs, by comparing the undiscounted cash flows estimated by Alliance's management to be realized from this asset to its recorded amount. If the estimated undiscounted cash flows are less that the recorded amount and if Alliance's management estimates that the recorded amount is not fully recoverable, an impairment loss is recognized for the difference between the recorded amount and the estimated fair value of the asset. Cash flows consist of ongoing distribution fees and CDSC. Distribution fees are calculated as a percentage of average assets under management related to back-end load shares. CDSC is based on the values of back-end load shares redeemed and, generally, the length of time the shares have been held.

      Other Accounting Policies
      -------------------------

      In accordance with regulations of the Securities and Exchange Commission ("SEC"), securities with a fair value of $1.17 billion have been segregated in a special reserve bank custody account at December 31, 2002 for the exclusive benefit of securities broker-dealer or brokerage customers under Rule 15c3-3 under the Securities Exchange Act of 1934, as amended.

      Intangible assets include costs assigned to contracts of businesses acquired. These costs continue to be amortized on a straight-line basis over estimated useful lives of twenty years.

      Capitalized internal-use software is amortized on a straight-line basis over the estimated useful life of the software.

      The Holding Company and its consolidated subsidiaries, including the Company, file a consolidated Federal income tax return. Current Federal income taxes are charged or credited to operations based upon amounts estimated to be payable or recoverable as a result of taxable operations for the current year. Deferred income tax assets and liabilities are recognized based on the difference between financial statement carrying amounts and income tax bases of assets and liabilities using enacted income tax rates and laws.

      Minority interest subject to redemption rights represents the remaining
      32.6 million private Alliance Units issued to former Bernstein shareholders in connection with Alliance's acquisition of Bernstein. The Holding Company agreed to provide liquidity to these former Bernstein shareholders after a two-year lock-out period which ended October 2002. The Company acquired 8.16 million of the former Bernstein shareholders' Units in 2002. The outstanding 32.6 million Alliance Units may be sold to the Holding Company at the prevailing market price over the remaining seven years ending in 2009. Generally not more than 20% of the original Units issued to the former Bernstein shareholders may be put to the Holding Company in any one annual period.

      The Company accounts for its stock option plans in accordance with the provisions of Accounting Principles Board Opinion ("APB") No. 25, "Accounting for Stock Issued to Employees," and related interpretations. In accordance with the opinion, stock option awards result in compensation expense only if the current market price of the underlying stock exceeds the option strike price at the grant date. See Note 21 for the pro forma disclosures required by SFAS No. 123, "Accounting for Stock-Based Compensation," and SFAS No. 148, "Accounting for Stock-Based Compensation-Transition and Disclosure".

 3)   INVESTMENTS

      The following tables provide additional information relating to fixed maturities and equity securities:

                                                                        GROSS               GROSS
                                                   AMORTIZED          UNREALIZED         UNREALIZED          ESTIMATED
                                                      COST              GAINS              LOSSES            FAIR VALUE
                                                -----------------  -----------------   ----------------   -----------------
                                                                              (IN MILLIONS)
        DECEMBER 31, 2002
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    20,084.0      $     1,491.0       $      269.0       $    21,306.0
            Mortgage-backed....................        2,419.2               99.2                -               2,518.4
            U.S. Treasury, government and
              agency securities................          895.5               84.1                -                 979.6
            States and political subdivisions..          197.6               17.9                -                 215.5
            Foreign governments................          231.8               37.4                 .8               268.4
            Redeemable preferred stock.........          923.7               71.4                4.1               991.0
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    24,751.8      $     1,801.0       $      273.9       $    26,278.9
                                                =================  =================   ================   =================

        Equity Securities:
          Available for sale...................  $        37.6      $         2.0       $        3.4       $        36.2
          Trading securities...................            3.3                 .8                3.0                 1.1
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        40.9      $         2.8       $        6.4       $        37.3
                                                =================  =================   ================   =================


        December 31, 2001
        -----------------
        Fixed Maturities:
          Available for Sale:
            Corporate..........................  $    18,582.9      $       663.5       $      291.7       $    18,954.7
            Mortgage-backed....................        2,428.7               39.1                5.5             2,462.3
            U.S. Treasury, government and
              agency securities................        1,113.5               62.3                1.5             1,174.3
            States and political subdivisions..          138.9                6.8                1.3               144.4
            Foreign governments................          143.1               15.6                1.0               157.7
            Redeemable preferred stock.........          379.6               16.5               23.6               372.5
                                                -----------------  -----------------   ----------------   -----------------
        Total Available for Sale...............  $    22,786.7      $       803.8       $      324.6       $    23,265.9
                                                =================  =================   ================   =================


        Equity Securities:
          Available for sale...................  $        54.9      $         5.8       $        1.6       $        59.1
          Trading securities...................            4.9                 .9                3.4                 2.4
                                                -----------------  -----------------   ----------------   -----------------
        Total Equity Securities................  $        59.8      $         6.7       $        5.0       $        61.5
                                                =================  =================   ================   =================


      For publicly-traded fixed maturities and equity securities, estimated fair value is determined using quoted market prices. For fixed maturities without a readily ascertainable market value, the Company determines estimated fair values using a discounted cash flow approach, including provisions for credit risk, generally based on the assumption such securities will be held to maturity. Such estimated fair values do not necessarily represent the values for which these securities could have been sold at the dates of the consolidated balance sheets. At December 31, 2002 and 2001, securities without a readily ascertainable market value having an amortized cost of $4,899.8 million and $5,368.3 million, respectively, had estimated fair values of $5,137.2 million and $5,453.8 million, respectively.

      The contractual maturity of bonds at December 31, 2002 is shown below:

                                                                                        AVAILABLE FOR SALE
                                                                                ------------------------------------
                                                                                   AMORTIZED          ESTIMATED
                                                                                     COST             FAIR VALUE
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Due in one year or less................................................  $      612.4       $      612.1
        Due in years two through five..........................................       5,239.9            5,527.7
        Due in years six through ten...........................................       8,630.1            9,268.1
        Due after ten years....................................................       6,926.5            7,361.6
        Mortgage-backed securities.............................................       2,419.2            2,518.4
                                                                                ----------------   -----------------
        Total..................................................................  $   23,828.1       $   25,287.9
                                                                                ================   =================

      Bonds not due at a single maturity date have been included in the above table in the year of final maturity. Actual maturities will differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without call or prepayment penalties.

      The Insurance Group's fixed maturity investment portfolio includes corporate high yield securities consisting of public high yield bonds, redeemable preferred stocks and directly negotiated debt in leveraged buyout transactions. The Insurance Group seeks to minimize the higher than normal credit risks associated with such securities by monitoring concentrations in any single issuer or a particular industry group. Certain of these corporate high yield securities are classified as other than investment grade by the various rating agencies, i.e., a rating below Baa or National Association of Insurance Commissioners ("NAIC") designation of 3 (medium grade), 4 or 5 (below investment grade) or 6 (in or near default). At December 31, 2002, approximately 6.9% of the $23,828.1 million aggregate amortized cost of bonds held by the Company was considered to be other than investment grade.

      At December 31, 2002, the carrying value of fixed maturities which are non-income producing for the twelve months preceding the consolidated balance sheet date was $132.4 million.

      The Insurance Group holds equity in limited partnership interests which primarily invest in securities considered to be other than investment grade. The carrying values at December 31, 2002 and 2001 were $674.8 million and $695.2 million, respectively.

      The payment terms of mortgage loans on real estate may from time to time be restructured or modified. The investment in restructured mortgage loans on real estate, based on amortized cost, amounted to $75.3 million and $31.5 million at December 31, 2002 and 2001, respectively. Gross interest income on these loans included in net investment income aggregated $5.3 million, $3.2 million and $9.7 million in 2002, 2001 and 2000, respectively. Gross interest income on restructured mortgage loans on real estate that would have been recorded in accordance with the original terms of such loans amounted to $6.8 million, $4.2 million and $11.0 million in 2002, 2001 and 2000, respectively.

      Impaired mortgage loans along with the related investment valuation allowances for losses follow:

                                                                                         DECEMBER 31,
                                                                            ----------------------------------------
                                                                                   2002                 2001
                                                                            -------------------  -------------------
                                                                                         (IN MILLIONS)

        Impaired mortgage loans with investment valuation allowances.......  $        111.8       $        114.2
        Impaired mortgage loans without investment valuation allowances....            20.4                 30.7
                                                                            -------------------  -------------------
        Recorded investment in impaired mortgage loans.....................           132.2                144.9
        Investment valuation allowances....................................           (23.4)               (19.3)
                                                                            -------------------  -------------------
        Net Impaired Mortgage Loans........................................  $        108.8       $        125.6
                                                                            ===================  ===================

      During 2002, 2001 and 2000, respectively, the Company's average recorded investment in impaired mortgage loans was $138.1 million, $141.7 million and $169.8 million. Interest income recognized on these impaired mortgage loans totaled $10.0 million, $7.2 million and $12.4 million for 2002, 2001 and 2000, respectively.

      Mortgage loans on real estate are placed on nonaccrual status once management believes the collection of accrued interest is doubtful. Once mortgage loans on real estate are classified as nonaccrual loans, interest income is recognized under the cash basis of accounting and the resumption of the interest accrual would commence only after all past due interest has been collected or the mortgage loan on real estate has been restructured to where the collection of interest is considered likely. At December 31, 2002 and 2001, respectively, the carrying value of mortgage loans on real estate that had been classified as nonaccrual loans was $91.1 million and $95.8 million.

      The Insurance Group's investment in equity real estate is through direct ownership and through investments in real estate joint ventures. At December 31, 2002 and 2001, the carrying value of equity real estate held for sale amounted to $107.7 million and $216.6 million, respectively. For 2002, 2001 and 2000, respectively, real estate of $5.6 million, $64.8 million and $21.6 million was acquired in satisfaction of debt. At December 31, 2002 and 2001, the Company owned $268.8 million and $376.5 million, respectively, of real estate acquired in satisfaction of debt of which $2.7 million and $11.1 million, respectively, are held as real estate joint ventures.

      Accumulated depreciation on real estate was $163.6 million and $160.3 million at December 31, 2002 and 2001, respectively. Depreciation expense on real estate totaled $18.0 million, $16.1 million and $21.7 million for 2002, 2001 and 2000, respectively.

      Investment valuation allowances for mortgage loans and equity real estate and changes thereto follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balances, beginning of year........................  $        87.6       $      126.2       $      177.9
        Additions charged to income........................           32.5               40.0               68.2
        Deductions for writedowns and
          asset dispositions...............................          (65.1)             (78.6)            (119.9)
                                                            -----------------   ----------------   -----------------
        Balances, End of Year..............................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

        Balances, end of year comprise:
          Mortgage loans on real estate....................  $        23.4       $       19.3       $       50.5
          Equity real estate...............................           31.6               68.3               75.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        55.0       $       87.6       $      126.2
                                                            =================   ================   =================

4)    EQUITY METHOD INVESTMENTS

      Included in equity real estate or other equity investments, as appropriate, is the Company's interest in real estate joint ventures, limited partnership interests and investment companies accounted for under the equity method with a total carrying value of $801.6 million and $883.9 million, respectively, at December 31, 2002 and 2001. The Company's total equity in net (losses) earnings for these real estate joint ventures and limited partnership interests was $(14.9) million, $(111.1) million and $180.3 million, respectively, for 2002, 2001 and 2002.

      Summarized below is the combined financial information only for those real estate joint ventures and for those limited partnership interests accounted for under the equity method in which the Company has an investment of $10.0 million or greater and an equity interest of 10% or greater (7 and 10 individual ventures at December 31, 2002 and 2001, respectively) and the Company's carrying value and equity in net earnings for those real estate joint ventures and limited partnership interests:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        BALANCE SHEETS
        Investments in real estate, at depreciated cost........................  $       550.0      $       570.5
        Investments in securities, generally at estimated fair value...........          237.5              255.7
        Cash and cash equivalents..............................................           27.9               23.7
        Other assets...........................................................           32.2               39.4
                                                                                ----------------   -----------------
        Total Assets...........................................................  $       847.6      $       889.3
                                                                                ================   =================

        Borrowed funds - third party...........................................  $       264.7      $       269.6
        Other liabilities......................................................           19.2               20.3
                                                                                ----------------   -----------------
        Total liabilities......................................................          283.9              289.9
                                                                                ----------------   -----------------

        Partners' capital......................................................          563.7              599.4
                                                                                ----------------   -----------------
        Total Liabilities and Partners' Capital................................  $       847.6      $       889.3
                                                                                ================   =================

        The Company's Carrying Value in These Entities Included Above..........  $       172.3      $       188.2
                                                                                ================   =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Revenues of real estate joint ventures.............  $        98.4       $       95.6       $      147.6
        Net (losses) revenues of
          other limited partnership interests..............          (23.2)              29.8               16.5
        Interest expense - third party.....................          (19.8)             (11.5)             (17.0)
        Interest expense - the Company.....................            -                  (.7)              (2.0)
        Other expenses.....................................          (59.3)             (58.2)             (88.0)
                                                            -----------------   ----------------   -----------------
        Net (Losses) Earnings..............................  $        (3.9)      $       55.0       $       57.1
                                                            =================   ================   =================

        The Company's Equity in Net Earnings of These
          Entities Included Above..........................  $        12.8       $       13.2       $       17.8
                                                            =================   ================   =================

5)    NET INVESTMENT INCOME AND INVESTMENT GAINS (LOSSES)

      The sources of net investment income follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $     1,755.4       $    1,662.4       $    1,764.8
        Mortgage loans on real estate......................          314.8              361.6              387.1
        Equity real estate.................................          153.7              166.2              207.2
        Other equity investments...........................          (45.4)             (53.6)             135.3
        Policy loans.......................................          269.4              268.2              258.3
        Other investment income............................          114.1              216.6              208.1
                                                            -----------------   ----------------   -----------------

          Gross investment income..........................        2,562.0            2,621.4            2,960.8

          Investment expenses..............................         (184.8)            (217.1)            (208.9)
                                                            -----------------   ----------------   -----------------

        Net Investment Income..............................  $     2,377.2       $    2,404.3       $    2,751.9
                                                            =================   ================   =================

      Investment (losses) gains including changes in the valuation allowances follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Fixed maturities...................................  $      (374.3)      $     (225.2)      $     (795.0)
        Mortgage loans on real estate......................            3.7              (11.4)             (18.0)
        Equity real estate.................................          101.5               34.5                1.6
        Other equity investments...........................            3.3              (13.0)             (23.4)
        Issuance and sales of Alliance Units...............             .5               (2.3)               3.9
        Issuance and sales of DLJ common stock.............            -                  -                 38.8
        Other..............................................          (13.2)              10.1                 .3
                                                            -----------------   ----------------   -----------------
          Investment Losses, Net...........................  $      (278.5)      $     (207.3)      $     (791.8)
                                                            =================   ================   =================


      Writedowns of fixed maturities amounted to $312.8 million, $287.5 million and $635.5 million for 2002, 2001 and 2000, respectively, including $499.2 million in fourth quarter 2000. Writedowns of mortgage loans on real estate and equity real estate amounted to $5.5 million and $5.8 million, respectively, for 2002.

      For 2002, 2001 and 2000, respectively, proceeds received on sales of fixed maturities classified as available for sale amounted to $7,176.3 million, $7,372.3 million and $7,685.5 million. Gross gains of $108.4 million, $156.2 million and $79.7 million and gross losses of $172.9 million, $115.9 million and $220.9 million, respectively, were realized on these sales. The change in unrealized investment gains (losses) related to fixed maturities classified as available for sale for 2002, 2001 and 2000 amounted to $1,047.8 million, $429.5 million and $954.5 million, respectively.

      In conjunction with the sale of DLJ in 2000, the Company received 11.4 million shares in Credit Suisse Group ("CSG") common stock, 2.8 million shares of which were immediately repurchased by CSG at closing. The CSG shares were designated as trading account securities. The $1.56 billion carrying value of CSG shares that were held by the Company at December 31, 2000 were sold in January 2001. Net investment income included realized gains of $27.1 million in 2001 and included unrealized holding losses of $43.3 million in 2000 on the CSG shares.

      In 2002, 2001 and 2000, respectively, net unrealized holding gains (losses) on trading account equity securities of $.5 million, $25.0 million, and $(42.2) million were included in net investment income in the consolidated statements of earnings. These trading securities had a carrying value of $1.1 million and $2.4 million and costs of $3.3 million and $4.9 million at December 31, 2002 and 2001, respectively.

      For 2002, 2001 and 2000, investment results passed through to certain participating group annuity contracts as interest credited to policyholders' account balances amounted to $92.1 million, $96.7 million and $110.6 million, respectively.

      Net unrealized investment gains (losses) included in the consolidated balance sheets as a component of accumulated comprehensive income and the changes for the corresponding years, including Discontinued Operations on a line-by-line basis, follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance, beginning of year.........................  $       215.5       $       12.9       $     (392.8)
        Changes in unrealized investment (losses) gains....        1,049.9              436.0              979.7
        Changes in unrealized investment losses(gains)
          attributable to:
            Participating group annuity contracts,
              Closed Block policyholder dividend
              obligation and other.........................         (157.3)             (48.6)             (18.3)
            DAC............................................         (174.1)             (71.6)            (262.1)
            Deferred Federal income taxes..................         (252.9)            (113.2)            (293.6)
                                                            -----------------   ----------------   -----------------
        Balance, End of Year...............................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

        Balance, end of year comprises:
          Unrealized investment gains (losses) on:
            Fixed maturities...............................  $     1,572.0       $      496.0       $       65.9
            Other equity investments.......................           (1.5)               4.3               (2.3)
            Other..........................................          (22.2)              (1.9)              (1.2)
                                                            -----------------   ----------------   -----------------
              Total........................................        1,548.3              498.4               62.4
          Amounts of unrealized investment (losses) gains
            attributable to:
              Participating group annuity contracts,
                Closed Block policyholder dividend
                obligation and other.......................         (221.2)             (63.9)             (15.3)
              DAC..........................................         (274.0)             (99.9)             (28.3)
              Deferred Federal income taxes................         (372.0)            (119.1)              (5.9)
                                                            -----------------   ----------------   -----------------
        Total..............................................  $       681.1       $      215.5       $       12.9
                                                            =================   ================   =================

      Changes in unrealized gains (losses) reflect changes in fair value of only those fixed maturities and equity securities classified as available for sale and do not reflect any changes in fair value of policyholders' account balances and future policy benefits.

 6)   ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS)

      Accumulated other comprehensive income (loss) represents cumulative gains and losses on items that are not reflected in earnings. The balances for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Unrealized gains on investments....................  $       681.1       $      215.5       $       12.9
        Minimum pension liability..........................            -                  (.1)               (.1)
                                                            -----------------   ----------------   -----------------
        Total Accumulated Other
          Comprehensive Income.............................  $       681.1       $      215.4       $       12.8
                                                            =================   ================   =================

      The components of other comprehensive income (loss) for the past three years follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Net unrealized gains (losses) on investments:
          Net unrealized gains arising during
            the period.....................................  $     1,008.9       $      525.2       $      191.0
          Losses (gains) reclassified into net earnings
            during the period..............................           41.0              (89.2)             788.7
                                                            -----------------   ----------------   -----------------
        Net unrealized gains on investments................        1,049.9              436.0              979.7
        Adjustments for policyholders liabilities,
            DAC and deferred Federal income taxes..........         (584.3)            (233.4)            (574.0)
                                                             ----------------   -----------------   -----------------

        Change in unrealized gains, net of
            adjustments....................................          465.6              202.6              405.7
        Change in minimum pension liability................             .1                -                  -
                                                            -----------------   ----------------   -----------------
        Total Other Comprehensive Income...................  $       465.7       $      202.6       $      405.7
                                                            =================   ================   =================


 7)   CLOSED BLOCK

      The excess of Closed Block liabilities over Closed Block assets (adjusted to exclude the impact of related amounts in accumulated other comprehensive income) represents the expected maximum future post-tax earnings from the Closed Block which would be recognized in income from continuing operations over the period the policies and contracts in the Closed Block remain in force. As of January 1, 2001, the Company has developed an actuarial calculation of the expected timing of the Closed Block earnings.

      If the actual cumulative earnings from the Closed Block are greater than the expected cumulative earnings, only the expected earnings will be recognized in net income. Actual cumulative earnings in excess of expected cumulative earnings at any point in time are recorded as a policyholder dividend obligation because they will ultimately be paid to Closed Block policyholders as an additional policyholder dividend unless offset by future performance that is less favorable than originally expected. If a policyholder dividend obligation has been previously established and the actual Closed Block earnings in a subsequent period are less than the expected earnings for that period, the policyholder dividend obligation would be reduced (but not below zero). If, over the period the policies and contracts in the Closed Block remain in force, the actual cumulative earnings of the Closed Block are less than the expected cumulative earnings, only actual earnings would be recognized in income from continuing operations. If the Closed Block has insufficient funds to make guaranteed policy benefit payments, such payments will be made from assets outside the Closed Block.

      Many expenses related to Closed Block operations, including amortization of DAC, are charged to operations outside of the Closed Block; accordingly, net revenues of the Closed Block do not represent the actual profitability of the Closed Block operations. Operating costs and expenses outside of the Closed Block are, therefore, disproportionate to the business outside of the Closed Block.

      Summarized financial information for the Closed Block is as follows:

                                                                                DECEMBER 31,         December 31,
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

       CLOSED BLOCK LIABILITIES:
       Future policy benefits, policyholders' account balances
         and other..........................................................   $     8,997.3        $     9,002.8
       Policyholder dividend obligation.....................................           213.3                 47.1
       Other liabilities....................................................            97.6                 53.6
                                                                               -----------------    -----------------
       Total Closed Block liabilities.......................................         9,308.2              9,103.5
                                                                               -----------------    -----------------

       ASSETS DESIGNATED TO THE CLOSED BLOCK:
       Fixed maturities, available for sale, at estimated fair value
         (amortized cost of $4,794.0 and $4,600.4)..........................         5,098.4              4,705.7
       Mortgage loans on real estate........................................         1,456.0              1,514.4
       Policy loans.........................................................         1,449.9              1,504.4
       Cash and other invested assets.......................................           141.9                141.0
       Other assets.........................................................           219.9                214.7
                                                                               -----------------    -----------------
       Total assets designated to the Closed Block..........................         8,366.1              8,080.2
                                                                               -----------------    -----------------


       Excess of Closed Block liabilities over assets designated to
         the Closed Block...................................................           942.1              1,023.3
       Amounts included in accumulated other comprehensive income:
         Net unrealized investment gains, net of deferred Federal income
         tax of $31.8 and $20.4 and policyholder dividend obligation......              59.1                 37.8
                                                                               -----------------    -----------------


       Maximum Future Earnings To Be Recognized From Closed Block
         Assets and Liabilities.............................................   $     1,001.2        $     1,061.1
                                                                               =================    =================

      Closed Block revenues and expenses were as follows:

                                                                  2002               2001                 2000
                                                             ----------------   ----------------   --------------------
                                                                                   (IN MILLIONS)


      REVENUES:
      Premiums and other income............................   $      543.8       $      571.5       $       594.7
      Investment income (net of investment
        expenses of $5.4, $3.0, and $8.1)..................          582.4              583.5               578.7
      Investment losses, net...............................          (47.0)             (42.3)              (35.8)
                                                             ----------------   ----------------   --------------------
      Total revenues.......................................        1,079.2            1,112.7             1,137.6
                                                             ----------------   ----------------   --------------------

      BENEFITS AND OTHER DEDUCTIONS:
      Policyholders' benefits and dividends................          980.2            1,009.3             1,025.2
      Other operating costs and expenses...................            4.4                4.7                 5.2
                                                             ----------------   ----------------   --------------------
      Total benefits and other deductions..................          984.6            1,014.0             1,030.4
                                                             ----------------   ----------------   --------------------

      Net revenues before Federal income taxes.............           94.6               98.7               107.2
      Federal income taxes.................................          (34.7)             (36.2)              (38.2)
                                                             ----------------   ----------------   --------------------
      Net Revenues.........................................   $       59.9       $       62.5       $        69.0
                                                             ================   ================   ====================

      Reconciliation of the policyholder dividend obligation is as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Balance at beginning of year...........................................  $        47.1      $         -
      Unrealized investment gains (losses)...................................          166.2               47.1
                                                                              ----------------   -----------------
      Balance at end of year ................................................  $       213.3      $        47.1
                                                                                ================   =================

      Impaired mortgage loans along with the related investment valuation allowances follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

      Impaired mortgage loans with investment valuation allowances...........  $        18.6      $        26.7
      Impaired mortgage loans without investment valuation allowances........             .9                6.5
                                                                              ----------------   -----------------
      Recorded investment in impaired mortgages..............................           19.5               33.2
      Investment valuation allowances........................................           (4.0)              (5.8)
                                                                              ----------------   -----------------
      Net Impaired Mortgage Loans............................................  $        15.5      $        27.4
                                                                                ================   =================


      During 2002, 2001 and 2000, the Closed Block's average recorded investment in impaired mortgage loans was $26.0 million, $30.8 million and $31.0 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.1 million, $1.2 million and $2.0 million for 2002, 2001 and 2000, respectively.

      Valuation allowances amounted to $3.9 million and $5.7 million on mortgage loans on real estate and $.1 million and $9.8 million on equity real estate at December 31, 2002 and 2001, respectively. Writedowns of fixed maturities amounted to $40.0 million, $30.8 million and $27.7 million for 2002, 2001 and 2000, respectively, including $23.3 million in fourth quarter 2001.

8)    DISCONTINUED OPERATIONS

      Summarized financial information for Discontinued Operations follows:

                                                                                          DECEMBER 31,
                                                                              --------------------------------------
                                                                                    2002                 2001
                                                                              -----------------    -----------------
                                                                                          (IN MILLIONS)

        BALANCE SHEETS
        Fixed maturities, available for sale, at estimated fair value
          (amortized cost of $677.8 and $542.9).............................   $      722.7         $      559.6
        Equity real estate..................................................          203.7                252.0
        Mortgage loans on real estate.......................................           87.5                160.3
        Other equity investments............................................            9.4                 22.3
        Other invested assets...............................................             .2                   .4
                                                                              -----------------    -----------------
          Total investments.................................................        1,023.5                994.6
        Cash and cash equivalents...........................................           31.0                 41.1
        Other assets........................................................          126.5                152.6
                                                                              -----------------    -----------------
        Total Assets........................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

        Policyholders liabilities...........................................   $      909.5         $      932.9
        Allowance for future losses.........................................          164.6                139.9
        Other liabilities...................................................          106.9                115.5
                                                                              -----------------    -----------------
        Total Liabilities...................................................   $    1,181.0         $    1,188.3
                                                                              =================    =================

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        STATEMENTS OF EARNINGS
        Investment income (net of investment
          expenses of $18.1, $25.3 and $37.0).............   $        69.7       $       91.6       $      102.2
        Investment gains (losses), net....................            34.2               33.6               (6.6)
        Policy fees, premiums and other income............              .2                 .2                 .7
                                                            -----------------   ----------------   -----------------
        Total revenues....................................           104.1              125.4               96.3

        Benefits and other deductions.....................            98.7              100.7              106.9
        Earnings credited (losses charged) to allowance
          for future losses...............................             5.4               24.7              (10.6)
                                                            -----------------   ----------------   -----------------
        Pre-tax loss from operations......................             -                  -                  -
        Pre-tax earnings from releasing the allowance
          for future losses...............................             8.7               46.1               90.2
        Federal income tax expense........................            (3.1)              (2.2)             (31.6)
                                                            -----------------   ----------------   -----------------
        Earnings from Discontinued Operations.............   $         5.6       $       43.9       $       58.6
                                                            =================   ================   =================

      The Company's quarterly process for evaluating the allowance for future losses applies the current period's results of discontinued operations against the allowance, re-estimates future losses and adjusts the allowance, if appropriate. Additionally, as part of the Company's annual planning process, investment and benefit cash flow projections are prepared. These updated assumptions and estimates resulted in a release of allowance in each of the three years presented.

      Valuation allowances of $4.9 million and $4.8 million on mortgage loans on real estate and $0 million and $5.0 million on equity real estate were held at December 31, 2002 and 2001, respectively. During 2002, 2001 and 2000, discontinued operations' average recorded investment in impaired mortgage loans was $25.3 million, $32.2 million and $11.3 million, respectively. Interest income recognized on these impaired mortgage loans totaled $2.5 million, $2.5 million and $.9 million for 2002, 2001 and 2000, respectively.

      In 2001, Federal Income tax expense for discontinued operations reflected a $13.8 million reduction in taxes due to settlement of open tax years.

9)    VARIABLE ANNUITY CONTRACTS - GMDB AND GMIB

      Equitable Life issues certain variable annuity contracts with GMDB and GMIB features that guarantee either:

          a) Return of Premium: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals),

          b) Ratchet: the benefit is the greatest of current account value, premiums paid (adjusted for withdrawals), and the highest account value on any anniversary up to contractually specified ages (adjusted for withdrawals), or

          c) Roll-Up: the benefit is the greater of current account value and premiums paid (adjusted for withdrawals) accumulated at contractually specified interest rates up to specified ages,

          d) Combo: the benefit is the greater of the ratchet benefit or the roll-up benefit.

      The following table summarizes the GMDB and GMIB liabilities, before reinsurance ceded, reflected in the General Account in future policy benefits and other policyholders liabilities in 2002:

                                                                  GMDB               GMIB               TOTAL
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Balance at January 1, 2002.........................  $        43.0       $       15.0       $       58.0
          Paid guarantee benefits..........................          (65.0)               -                (65.0)
          Other changes in reserve.........................          150.4              102.5              252.9
                                                            -----------------   ----------------   -----------------
        Balance at December 31, 2002.......................  $       128.4       $      117.5       $      245.9
                                                            =================   ================   =================


      Related GMDB reinsurance ceded amounts were:


                                                                    GMDB
                                                            --------------------
                                                                (IN MILLIONS)

        Balance at January 1, 2002.........................  $         7.0
          Paid guarantee benefits ceded....................          (14.5)
          Other changes in reserve.........................           29.0
                                                            --------------------
        Balance at December 31, 2002.......................  $        21.5
                                                            ====================

      The GMIB reinsurance contracts are considered derivatives and are reported at fair value (see Note 12).

      At December 31, 2002 the Company had the following variable contracts with guarantees. Note that the Company's variable contracts with GMDB guarantees may also offer GMIB guarantees in each contract, therefore, the GMDB and GMIB amounts listed are not mutually exclusive:

                                                  RETURN
                                                    OF
                                                 PREMIUM         RATCHET        ROLL-UP         COMBO            TOTAL
                                               -------------  -------------- --------------  -------------  --------------
                                                                     (DOLLARS IN MILLIONS)
        GMDB:
          Account value (1)................    $  21,052      $    3,991      $    6,030     $   1,488      $   32,561
          Net amount at risk, gross........    $   5,609      $    1,724      $    3,036     $       44     $   10,413
          Net amount at risk, net of
            amounts reinsured..............    $   5,602      $    1,187      $    1,897     $       44     $    8,730
          Average attained age of
            contractholders................         50.0            58.9            61.0           59.6           51.7
          Percentage of contractholders
            over age 70....................          7.0%           19.8%           24.3%          20.4%           9.5%
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           N/A

        GMIB:
          Account value (2)................          N/A             N/A      $    4,782     $    2,042      $   6,824
          Net amount at risk, gross........          N/A             N/A      $    1,112     $       10      $   1,122
          Net amount at risk, net of
            amounts reinsured..............          N/A             N/A      $      308     $        5      $     313
          Weighted average years remaining
            until annuitization ...........          N/A             N/A             5.0           10.2            5.0
          Range of guaranteed minimum
            return rates..................           N/A             N/A             3-6%           3-6%           3-6%


      (1) Included General Account balances of $10,141 million, $96 million, $129 million and $257 million, respectively, for a total of
           $10,623 million.
      (2) Included General Account balances of $20 million and $356 million, respectively, for a total of $376 million.

      For contracts in the event of death, the net amount at risk is defined as the amount by which the GMDB benefits exceed related account values.

      For contracts at annuitization, the net amount at risk is defined as the amount by which the GMIB benefit bases exceed related account values, taking into account the relationship between current annuity purchase rates and the GMIB guaranteed annuity purchase rates.

10)   SHORT-TERM AND LONG-TERM DEBT

      Short-term and long-term debt consists of the following:

                                                                                        DECEMBER 31,
                                                                            --------------------------------------
                                                                                  2002                 2001
                                                                            -----------------    -----------------
                                                                                        (IN MILLIONS)

      Short-term debt......................................................  $       22.0         $      223.1
                                                                            -----------------    -----------------
      Long-term debt:
      Equitable Life:
        Surplus notes, 6.95%, due 2005.....................................         399.8                399.7
        Surplus notes, 7.70%, due 2015.....................................         199.7                199.7
        Other..............................................................           -                     .2
                                                                            -----------------    -----------------
            Total Equitable Life...........................................         599.5                599.6
                                                                            -----------------    -----------------
      Alliance:
        Senior Notes, 5.625%, due 2006.....................................         398.4                398.0
        Other..............................................................           6.5                  6.5
                                                                            -----------------    -----------------
            Total Alliance.................................................         404.9                404.5
                                                                            -----------------    -----------------
      Wholly Owned and Joint Venture Real Estate:
        Mortgage notes, 3.09% due through 2017.............................         248.3                248.3
                                                                            -----------------    -----------------
      Total long-term debt.................................................       1,252.7              1,252.4
                                                                            -----------------    -----------------

      Total Short-term and Long-term Debt..................................  $    1,274.7         $    1,475.5
                                                                              =================    =================

      Short-term Debt
      ---------------

      Equitable Life has a $350.0 million five year bank credit facility. The interest rates are based on external indices dependent on the type of borrowing ranging from 1.60% to 4.25%. There were no amounts outstanding under this credit facility at December 31, 2002.

      Equitable Life has a commercial paper program with an issue limit of $500.0 million. This program is available for general corporate purposes used to support Equitable Life's liquidity needs and is supported by Equitable Life's $350.0 million bank credit facility. At December 31, 2002, there were no amounts outstanding under this program.

      Since 1998, Alliance has had a $425.0 million commercial paper program. In September 2002, Alliance entered into an $800.0 million five-year revolving credit facility with a group of commercial banks and other lenders that replaced three previously existing credit facilities aggregating $875.0 million. Of the $800.0 million total, $425.0 million is intended to provided back-up liquidity for Alliance's commercial paper program, with the balance available for general purposes, including capital expenditures and funding the payments of sales commissions to financial intermediaries. The interest rate, at the option of Alliance, is a floating rate generally based upon a defined prime rate, a rate related to the London Interbank Offered Rate ("LIBOR") or the Federal funds rate. The credit facility also provides for a facility fee payable on the total facility. In addition, a utilization rate fee is payable in the event the average aggregate daily outstanding balance exceeds $400.0 million for each calendar quarter. The revolving credit facility contains covenants that, among other things, require Alliance to meet certain financial ratios. Alliance was in compliance with the covenants at December 31, 2002. At December 31, 2002, Alliance had commercial paper outstanding totaling $22.0 million at an effective interest rate of 1.3%; there were no borrowings outstanding under Alliance's revolving credit facilities.

      Since December 1999, Alliance has maintained a $100.0 million extendible commercial notes ("ECN") program as a supplement to its $425.0 million commercial paper program. ECNs are short-term uncommitted debt instruments that do not require back-up liquidity support. At December 31, 2002, there were no borrowings outstanding under the ECN program.

      Long-term Debt
      --------------

      Certain of the long-term debt agreements, principally mortgage notes, have restrictive covenants related to the total amount of debt, net tangible assets and other matters. At December 31, 2002, the Company was in compliance with all debt covenants.

      At December 31, 2002 and 2001, respectively, the Company has pledged real estate of $322.9 million and $314.5 million as collateral for certain long-term debt.

      At December 31, 2002, aggregate maturities of the long-term debt based on required principal payments at maturity was $248.3 million for 2003, $0.0 for 2004, $400.0 million for 2005, $406.5 million for 2006, $0.0 million for 2007 and $200.0 million thereafter.

      In August 2001, Alliance issued $400.0 million 5.625% notes in a public offering. Alliance may issue up to $600.0 million in senior debt securities. The Alliance notes mature in 2006 and are redeemable at any time. The proceeds from the Alliance notes were used to reduce commercial paper and credit facility borrowings and for other general partnership purposes.

11)   FEDERAL INCOME TAXES

      A summary of the Federal income tax expense in the consolidated statements of earnings follows:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Federal income tax expense (benefit):
          Current..........................................  $      (400.0)      $      (38.2)      $      820.6
          Deferred.........................................          450.9              354.4              137.7
                                                            -----------------   ----------------   -----------------
        Total..............................................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The Federal income taxes attributable to consolidated operations are different from the amounts determined by multiplying the earnings before Federal income taxes and minority interest by the expected Federal income tax rate of 35%. The sources of the difference and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Expected Federal income tax expense................  $       360.0       $      452.5       $      904.9
        Minority interest..................................         (128.3)            (126.9)            (117.9)
        Separate Account investment activity...............         (159.3)               -                  -
        Non deductible stock option
           compensation expense............................            -                  -                 34.4
        Subsidiary gains...................................            -                  -                161.4
        Adjustment of tax audit reserves...................          (34.2)             (28.2)              17.9
        Equity in unconsolidated subsidiaries..............            -                  -                (48.7)
        Other..............................................           12.7               18.8                6.3
                                                            -----------------   ----------------   -----------------
        Federal Income Tax Expense.........................  $        50.9       $      316.2       $      958.3
                                                            =================   ================   =================

      The components of the net deferred Federal income taxes are as follows:

                                                       DECEMBER 31, 2002                  December 31, 2001
                                                ---------------------------------  ---------------------------------
                                                    ASSETS         LIABILITIES         Assets         Liabilities
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Compensation and related benefits......  $       -        $      221.2      $        -        $      92.0
        Other..................................          -                 7.7               -                 .1
        DAC, reserves and reinsurance..........          -             1,273.1               -            1,020.1
        Investments............................          -               579.9               -              333.3
                                                ---------------  ----------------  ---------------   ---------------
        Total..................................  $       -        $    2,081.9      $        -        $   1,445.5
                                                ===============  ================  ===============   ===============

      The deferred Federal income taxes impacting operations reflect the net tax effects of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for income tax purposes. The sources of these temporary differences and their tax effects follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        DAC, reserves and reinsurance......................  $       270.9       $      291.7       $      403.3
        Investments........................................           (6.2)              42.1             (140.7)
        Compensation and related benefits..................          178.7               15.7              (96.4)
        Other..............................................            7.5                4.9              (28.5)
                                                            -----------------   ----------------   -----------------
        Deferred Federal Income Tax Expense................  $       450.9       $      354.4       $      137.7
                                                            =================   ================   =================

      In 2002, the Company recorded a $144.3 million benefit resulting from the favorable treatment of certain tax matters related to Separate Account investment activity arising during the 1997-2001 tax years and a settlement with the Internal Revenue Service (the "IRS") with respect to such tax matters for the 1992-1996 tax years.

      The IRS commenced in January 2003 an examination of AXA Financial's consolidated Federal income tax returns for the years 1997 through 2001. Management believes this audit will have no material adverse effect on the Company's consolidated results of operations.

12)   REINSURANCE AGREEMENTS

      The Insurance Group assumes and cedes reinsurance with other insurance companies. The Insurance Group evaluates the financial condition of its reinsurers to minimize its exposure to significant losses from reinsurer insolvencies. Ceded reinsurance does not relieve the originating insurer of liability.

      The effect of reinsurance (excluding group life and health) is summarized as follows:


                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)

        Direct premiums....................................  $       954.6       $      990.0       $    1,103.8
        Reinsurance assumed................................          181.4              203.0              194.2
        Reinsurance ceded..................................         (190.8)            (173.1)            (123.0)
                                                            -----------------   ----------------   -----------------
        Premiums...........................................  $       945.2       $    1,019.9       $    1,175.0
                                                            =================   ================   =================

        Universal Life and Investment-type Product
          Policy Fee Income Ceded..........................  $        96.6       $       86.9       $       92.1
                                                            =================   ================   =================
        Policyholders' Benefits Ceded......................  $       346.3       $      370.3       $      239.2
                                                            =================   ================   =================
        Interest Credited to Policyholders' Account
          Balances Ceded...................................  $        54.6       $       50.4       $       46.5
                                                            =================   ================   =================

      Since 1997, the Company reinsures on a yearly renewal term basis 90% of the mortality risk on new issues of certain term, universal and variable life products. The Company's retention limit on joint survivorship policies is $15.0 million and $5.0 million on single life polices. Substantially all other in-force business above $5.0 million is reinsured. The Insurance Group also reinsures the entire risk on certain substandard underwriting risks and in certain other cases.

      At December 31, 2002, Equitable Life had reinsured in the aggregate approximately 16.0% of its current exposure to the GMDB obligation on annuity contracts in-force and, subject to certain maximum amounts or caps in any one period, approximately 72.0% of its current liability exposure resulting from the GMIB feature.

      During July 2000, Equitable Life transferred, at no gain or loss, all the risk of its directly written DI business for years 1993 and prior through an indemnity reinsurance contract. The cost of the arrangement will be amortized over the expected lives of the contracts reinsured and will not have a significant impact on the results of operations in any specific period.

      At December 31, 2002 and 2001, respectively, reinsurance recoverables related to insurance contracts amounted to $2,351.7 million and $2,237.0 million, of which $1,049.2 million and $1,060.4 million relates to one specific reinsurer. Reinsurance payables related to insurance contracts amounting to $867.5 million and $798.5 million are included in Other liabilities in the consolidated balance sheets.

      Based on management's estimates of future contract cash flows and experience, the estimated fair values of the GMIB reinsurance contracts, which are considered derivatives under SFAS No. 133, at December 31, 2002 and 2001 were $120.0 million and zero, respectively. The increase in estimated fair value of $120.0 million for the year ended December 31, 2002 was due primarily to significant equity market declines during 2002.

      The Insurance Group cedes 100% of its group life and health business to a third party insurer. Insurance liabilities ceded totaled $410.9 million and $444.2 million at December 31, 2002 and 2001, respectively.

      In addition to the sale of insurance products, the Insurance Group acts as a professional retrocessionaire by assuming life and annuity reinsurance from professional reinsurers. The Insurance Group also assumes accident, health, aviation and space risks by participating in various reinsurance pools. Reinsurance assumed reserves at December 31, 2002 and 2001 were $570.7 million and $540.2 million, respectively.


13)   EMPLOYEE BENEFIT PLANS

      The Company sponsors qualified and non-qualified defined benefit plans covering substantially all employees (including certain qualified part-time employees), managers and certain agents. The pension plans are non-contributory. Equitable Life's benefits are based on a cash balance formula or years of service and final average earnings, if greater, under certain grandfathering rules in the plans. Alliance's benefits are based on years of credited service, average final base salary and primary social security benefits. The Company made cash contributions in 2002 to the qualified plans totaling $348.1 million.

      Generally, the Company's funding policy is to make the minimum contribution required by the Employee Retirement Income Security Act of 1974 ("ERISA").

      Components of net periodic pension credit follow:

                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Service cost.......................................  $        32.1       $       32.1       $       29.5
        Interest cost on projected benefit obligations.....          125.3              128.8              124.2
        Expected return on assets..........................         (181.8)            (218.7)            (223.2)
        Net amortization and deferrals.....................            6.4                 .1                (.6)
                                                            -----------------   ----------------   ------------------
        Net Periodic Pension Credit........................  $       (18.0)      $      (57.7)      $      (70.1)
                                                            =================   ================   ==================

      The projected benefit obligations under the pension plans were comprised of:


                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Benefit obligations, beginning of year.................................  $    1,812.3       $    1,712.6
        Service cost...........................................................          27.1               27.1
        Interest cost..........................................................         125.3              128.8
        Actuarial losses (gains)...............................................          42.5               64.4
        Benefits paid..........................................................        (123.3)            (120.6)
                                                                                ----------------   -----------------
        Benefit Obligation, End of Year........................................  $    1,883.9       $    1,812.3
                                                                                ================   =================

        The funded status of the pension plans was as follows:

                                                                                           DECEMBER 31,
                                                                                ------------------------------------
                                                                                     2002                2001
                                                                                ----------------   -----------------
                                                                                           (IN MILLIONS)

        Plan assets at fair value, beginning of year...........................  $    1,845.3       $    2,119.4
        Actual return on plan assets...........................................        (278.2)            (148.0)
        Contributions..........................................................         348.1                -
        Benefits paid and fees.................................................        (129.8)            (126.1)
                                                                                ----------------   -----------------
        Plan assets at fair value, end of year.................................       1,785.4            1,845.3
        Projected benefit obligations..........................................       1,883.9            1,812.3
                                                                                ----------------   -----------------
        Excess of plan assets over projected benefit obligations...............         (98.5)              33.0
        Unrecognized prior service cost........................................         (40.0)             (46.3)
        Unrecognized net loss (gain) from past experience different
          from that assumed....................................................       1,033.9              550.1
        Unrecognized net asset at transition...................................          (1.5)              (1.6)
                                                                                ----------------   -----------------
        Prepaid Pension Cost, Net..............................................  $      893.9       $      535.2
                                                                                ================   =================


      The accrued liability for pension plans with projected benefit obligations in excess of plan assets was $19.1 million and $16.7 million at December 31, 2002 and 2001, respectively. The aggregate accumulated benefit obligation and fair value of plan assets for pension plans with accumulated benefit obligations in excess of plan assets were $60.9 million and $24.2 million, respectively, at December 31, 2002 and $49.7 million and $28.7 million, respectively, at December 31, 2001.

      The pension plan assets include corporate and government debt securities, equity securities, equity real estate and shares of group trusts managed by Alliance. The discount rate and rate of increase in future compensation levels used in determining the actuarial present value of projected benefit obligations were 6.75% and 7.26%, respectively, at December 31, 2002 and 7.25% and 7.19%, respectively, at December 31, 2001. As of January 1, 2002 and 2001, the expected long-term rate of return on assets for the retirement plan was 9.0% and 10.25%, respectively.

      Prior to 1987, the qualified plan funded participants' benefits through the purchase of non-participating annuity contracts from Equitable Life. Benefit payments under these contracts were approximately $26.0 million, $27.3 million and $28.7 million for 2002, 2001 and 2000, respectively.

      Alliance maintains several unfunded deferred compensation plans for the benefit of certain eligible employees and executives. The Capital Accumulation Plan was frozen on December 31, 1987 and no additional awards have been made. For the active plans, benefits vest over a period ranging from 3 to 8 years and are amortized as compensation and benefit expense. ACMC, Inc. ("ACMC"), a subsidiary of the Company, is obligated to make capital contributions to Alliance in amounts equal to benefits paid under the Capital Accumulation Plan and the contractual unfunded deferred compensation arrangements. In connection with the acquisition of Bernstein, Alliance agreed to invest $96.0 million per annum for three years to fund purchases of Alliance Holding units or an Alliance sponsored money market fund in each case for the benefit of certain individuals who were stockholders or principals of Bernstein or were hired to replace them. The Company has recorded compensation and benefit expenses in connection with the plans totaling $101.4 million, $58.1 million and $29.8 million for 2002, 2001 and 2000, respectively (including $63.7 million and $34.6 million for 2002 and 2001, respectively, relating to the Bernstein deferred compensation plan).

14)   DERIVATIVES AND FAIR VALUE OF FINANCIAL INSTRUMENTS

      The Insurance Group primarily uses
      derivatives for asset/liability risk management and for hedging individual securities. Derivatives mainly are utilized to reduce the Insurance Group's exposure to interest rate fluctuations. Various derivative financial instruments are used to achieve this objective, including interest rate caps and floors to hedge crediting rates on interest-sensitive individual annuity contracts, interest rate futures to protect against declines in interest rates between receipt of funds and purchase of appropriate assets, and interest rate swaps to modify the duration and cash flows of fixed maturity investments. In addition, the Company periodically enters into forward and futures contracts to hedge certain equity exposures. Also, the Company has purchased reinsurance contracts to mitigate the risks associated with the impact of potential market fluctuations on future policyholder elections of guaranteed minimum income benefit features contained in certain annuity contracts issued by the Company.

      As earlier described in Note 2 of Notes to Consolidated Financial Statements, the Company adopted SFAS No. 133, as amended, on January 1, 2001. Consequently, all derivatives outstanding at December 31, 2002 are recognized on the balance sheet at their fair values. The outstanding notional amounts of derivative financial instruments purchased and sold were $9,050.0 million and zero, respectively, at December 31, 2002. These amounts principally consist of interest rate cap contracts of Equitable Life that have a total fair value at December 31, 2002 of $8.7 million. At December 31, 2002 and during the year then ended, there were no hybrid instruments that required bifurcation of an embedded derivative component under the provisions of SFAS No. 133.

      All gains and losses on derivative financial instruments utilized by the Company in 2002 and 2001 are reported in earnings for the current year as none of the derivatives were designated to qualifying hedging relationships under SFAS No. 133 either at initial adoption of the Statement or at inception of the contracts. For 2002 and 2001, respectively, investment results, principally in net investment income, included gross gains of $7.7 million and $27.5 million and gross losses of $7.7 million and $4.6 million that were recognized on derivative positions.

      Fair Value of Financial Instruments
      -----------------------------------

      The Company defines fair value as the quoted market prices for those instruments that are actively traded in financial markets. In cases where quoted market prices are not available, fair values are estimated using present value or other valuation techniques. The fair value estimates are made at a specific point in time, based on available market information and judgments about the financial instrument, including estimates of the timing and amount of expected future cash flows and the credit standing of counterparties. Such estimates do not reflect any premium or discount that could result from offering for sale at one time the Company's entire holdings of a particular financial instrument, nor do they consider the tax impact of the realization of unrealized gains or losses. In many cases, the fair value estimates cannot be substantiated by comparison to independent markets, nor can the disclosed value be realized in immediate settlement of the instrument.

      Certain financial instruments are excluded, particularly insurance liabilities other than financial guarantees and investment contracts. Fair market value of off-balance-sheet financial instruments of the Insurance Group was not material at December 31, 2002 and 2001.

      Fair values for mortgage loans on real estate are estimated by discounting future contractual cash flows using interest rates at which loans with similar characteristics and credit quality would be made. Fair values for foreclosed mortgage loans and problem mortgage loans are limited to the estimated fair value of the underlying collateral if lower.

      Fair values of policy loans are estimated by discounting the face value of the loans from the time of the next interest rate review to the present, at a rate equal to the excess of the current estimated market rates over the current interest rate charged on the loan.

      The estimated fair values for the Company's association plan contracts, supplementary contracts not involving life contingencies ("SCNILC") and annuities certain, which are included in policyholders' account balances, and guaranteed interest contracts are estimated using projected cash flows discounted at rates reflecting expected current offering rates.

      The fair values for variable deferred annuities and single premium deferred annuities, which are included in policyholders' account balances, are estimated as the discounted value of projected account values. Current account values are projected to the time of the next crediting rate review at the current crediting rates and are projected beyond that date at the greater of current estimated market rates offered on new policies or the guaranteed minimum crediting rate. Expected cash flows and projected account values are discounted back to the present at the current estimated market rates.

      Fair values for long-term debt are determined using published market values, where available, or contractual cash flows discounted at market interest rates. The estimated fair values for non-recourse mortgage debt are determined by discounting contractual cash flows at a rate which takes into account the level of current market interest rates and collateral risk. The estimated fair values for recourse mortgage debt are determined by discounting contractual cash flows at a rate based upon current interest rates of other companies with credit ratings similar to the Company. The Company's carrying value of short-term borrowings approximates their estimated fair value.

      The carrying value and estimated fair value for financial instruments not previously disclosed in Notes 3, 7, 8 and 10 are presented below:


                                                                           DECEMBER 31,
                                                --------------------------------------------------------------------
                                                              2002                               2001
                                                ---------------------------------  ---------------------------------
                                                   CARRYING         ESTIMATED         Carrying         Estimated
                                                    VALUE          FAIR VALUE          Value           Fair Value
                                                ---------------  ----------------  ---------------   ---------------
                                                                           (IN MILLIONS)

        Consolidated:
        -------------
        Mortgage loans on real estate..........  $    3,746.2     $     4,070.1     $     4,333.3     $    4,438.7
        Other limited partnership interests....         674.8             674.8             695.2            695.2
        Policy loans...........................       4,035.6           4,728.2           4,100.7          4,476.4
        Policyholders liabilities:
          Investment contracts.................      14,555.0          15,114.9          12,256.4         12,514.0
        Long-term debt.........................       1,252.7           1,334.7           1,252.4          1,287.1

        Closed Block:
        -------------
        Mortgage loans on real estate..........  $    1,456.0     $     1,572.6     $     1,514.4     $    1,532.6
        Other equity investments...............          16.4              16.4              24.4             24.4
        Policy loans...........................       1,449.4           1,740.9           1,504.4          1,664.8
        SCNILC liability.......................          16.5              16.6              18.2             18.1

        Discontinued Operations:
        ------------------------
        Mortgage loans on real estate..........  $       87.5     $        94.7     $       160.3     $      171.6
        Other equity investments...............           9.4               9.4              22.3             22.3
        Guaranteed interest contracts..........          18.3              17.0              18.8             16.1
        Long-term debt.........................         101.7             101.7             101.7            101.7

15)   COMMITMENTS AND CONTINGENT LIABILITIES

      In addition to its debt and lease commitments discussed in Notes 10 and 17, from time to time, the Company has provided certain guarantees or commitments to affiliates, investors and others. At December 31, 2002, these arrangements included commitments by the Company to provide equity financing of $298.6 million to certain limited partnerships under certain conditions. Management believes the Company will not incur any material losses as a result of these commitments.

      Equitable Life is the obligor under certain structured settlement agreements which it had entered into with unaffiliated insurance companies and beneficiaries. To satisfy its obligations under these agreements, Equitable Life owns single premium annuities issued by previously wholly owned life insurance subsidiaries. Equitable Life has directed payment under these annuities to be made directly to the beneficiaries under the structured settlement agreements. A contingent liability exists with respect to these agreements should the previously wholly owned subsidiaries be unable to meet their obligations. Management believes the need for Equitable Life to satisfy those obligations is remote.

      The Company had $57.3 million of letters of credit related to reinsurance of which no amounts were outstanding at December 31, 2002.

      In February 2002, Alliance signed a $125.0 million agreement with a group of commercial banks and other lenders. Under the agreement, Alliance guaranteed various obligations of SCB LLC incurred in the ordinary course of its business in the event SCB LLC is unable to meet these obligations. At December 31, 2002, Alliance was not required to perform under the agreement and had no liability outstanding in connection with the agreement.

16)   LITIGATION

      A number of lawsuits have been filed against life and health insurers in the jurisdictions in which Equitable Life and its subsidiaries do business involving insurers' sales practices, alleged agent misconduct, alleged failure to properly supervise agents, and other matters. Some of the lawsuits have resulted in the award of substantial judgments against other insurers, including material amounts of punitive damages, or in substantial settlements. In some states, juries have substantial discretion in awarding punitive damages. Equitable Life, Equitable Variable Life Insurance Company ("EVLICO," which was merged into Equitable Life effective January 1, 1997, but whose existence continues for certain limited purposes, including the defense of litigation) and EOC, like other life and health insurers, from time to time are involved in such litigations. Among litigations against Equitable Life, EVLICO and EOC of the type referred to in this paragraph are the litigations described in the following four paragraphs.

      In March 2000, an action entitled Brenda McEachern v. The Equitable Life Assurance Society of the United States and Gary Raymond, Jr. was commenced against Equitable Life and one of its agents in Circuit Court, Mobile County, Alabama, and asserts claims under state law. The action was brought by an individual who alleges that she purchased a variable annuity from Equitable Life in 1997. The action purports to be on behalf of a class consisting of all persons who from January 1, 1989 (i) purchased a variable annuity from Equitable Life to fund a qualified retirement plan,
      (ii) were charged allegedly unnecessary fees for tax deferral for variable annuities held in qualified retirement accounts, or (iii) were sold a variable annuity while owning a qualified retirement plan from Equitable Life. The complaint alleges various improper sales practices, including misrepresentations in connection with the use of variable annuities in a qualified retirement plan or similar arrangement, charging inflated or hidden fees, and failure to disclose unnecessary tax deferral fees. Plaintiff seeks damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In May 2000, Equitable Life removed the case to the United States District Court for the Southern District of Alabama and filed a motion to dismiss the complaint, and plaintiff filed a motion to remand the case to state court. The court has permitted limited discovery on the issue of whether the Securities Litigation Uniform Standards Act applies. In November 2001, plaintiff filed a motion for leave to join additional plaintiffs. In February 2002, the court denied the plaintiff's motion to remand and granted defendants' motion to dismiss, but permitted plaintiff until April 1, 2002 to file an amended complaint in Federal Court. In March 2002, plaintiff filed a motion to alter or amend the court's judgment. In September 2002, plaintiff filed an amended complaint in the United States District Court for the Southern District of Alabama. In the amended complaint, the original plaintiff added two new plaintiffs who are alleged to have purchased individual retirement annuities in 1998 and 1999. The amended complaint does not assert any claims against Equitable Life's agent, previously named as a defendant. Plaintiffs seek to represent a class of

      (i) all persons who purchased deferred variable annuities from Equitable Life in tax deferred qualified retirement plans, and (ii) all persons who were charged allegedly unnecessary mortality fees for tax deferral for variable annuities held in qualified retirement accounts. Plaintiffs assert causes of action for unjust enrichment, money had and received (a common-law cause of action similar to unjust enrichment), conversion, breach of contract, negligence, negligent and/or wanton training, negligent and/or wanton supervision, and breach of fiduciary duty. Plaintiffs seek damages, including punitive damages, in an unspecified amount and attorneys' fees and expenses. In December 2002, the court granted Equitable Life's motion to dismiss the complaint, ruling that the Securities Litigation Uniform Standards Act applied. The complaint has been dismissed without prejudice.

      In October 2000, an action entitled Sham Malhotra, et al. v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. was commenced in the Supreme Court of the State of New York, County of Nassau. The action was brought by two individuals who purchased Equitable Life deferred annuity products. The action purports to be on behalf of a class consisting of all persons who purchased an individual deferred annuity contract or who received a certificate to a group deferred annuity contract, sold by one of the defendants, which was used to fund a contributory retirement plan or arrangement qualified for favorable income tax treatment; excluded from the class are officers, directors and agents of the defendants. The complaint alleges that the defendants engaged in fraudulent and deceptive practices in connection with the marketing and sale of deferred annuity products to fund tax-qualified contributory retirement plans. The complaint asserts claims for: deceptive business acts and practices in violation of the New York General Business Law ("GBL"); use of misrepresentations and misleading statements in violation of the New York Insurance Law; false or misleading advertising in violation of the GBL; fraud, fraudulent concealment and deceit; negligent misrepresentation; negligence; unjust enrichment and imposition of a constructive trust; declaratory and injunctive relief; and reformation of the annuity contracts. The complaint seeks injunctive and declaratory relief, an unspecified amount of compensatory and punitive damages, restitution for all members of the class, and an award of attorneys' fees, costs and expenses. In October 2000, the defendants removed the action to the United States District Court for the Eastern District of New York, and thereafter filed a motion to dismiss. Plaintiffs filed a motion to remand the case to state court. In September 2001, the District Court issued a decision granting defendants' motion to dismiss and denying plaintiffs' motion to remand, and judgment was entered in favor of the defendants. In October 2001, plaintiffs filed a motion seeking leave to reopen the case for the purpose of filing an amended complaint. In addition, plaintiffs filed a new complaint in the District Court, alleging a similar class and similar facts. The new complaint asserts causes of action for violations of Federal securities laws in addition to the state law causes of action asserted in the previous complaint. In January 2002, plaintiffs amended their new complaint in response to defendants' motion to dismiss and, subsequently, in March 2002, defendants filed a motion to dismiss the amended complaint.

      Between June 2000 and January 2003, 29 lawsuits were filed in the state courts of Mississippi (the "Mississippi Actions") by more than 300 plaintiffs naming as defendants Equitable Life, EVLICO, EOC and AXA Advisors and various present and former individual sales agents. The actions arise from the purchase by each of the plaintiffs of various types of life insurance policies from Equitable Life, EVLICO and/or EOC. The policies at issue include term, variable and whole life policies purchased as early as 1954. The actions allege misrepresentations in connection with the sale of life insurance policies including that the defendants misrepresented the stated number of years that premiums would need to be paid. Plaintiffs assert claims for breach of contract, fraud, fraudulent inducement, misrepresentation, conspiracy, negligent supervision and other tort claims. Plaintiffs seek unspecified compensatory and punitive damages. The parties are engaged in various stages of discovery in many of the pending actions. In March 2002, the Circuit Court of Sunflower County, in one of the lawsuits, granted Equitable Life's motion, joined by the agent defendant, to dismiss that action with prejudice; plaintiffs' appeal to the Supreme Court of Mississippi has been fully briefed. The lawsuit involving 79 plaintiffs has been removed from state court to the United States District Court for the Northern District of Mississippi. Motions to remand are pending in several other cases.

      In six of the Mississippi Actions, between May 2002 and January 2003 three former sales agents and one retired sales agent of Equitable Life named as defendants have asserted cross-claims against Equitable Life seeking indemnification, as well as compensatory and punitive damages for, among other things, alleged injury to their reputations. Equitable Life filed motions to dismiss those cross-claims and in the Federal district courts in Mississippi, is seeking to compel arbitration of the cross-claims. In January 2003, the United States District Court for the Southern District of Mississippi granted Equitable Life's petition to compel arbitration of the cross-claims asserted by a former agent in two of the Mississippi Actions and also granted Equitable Life's motion to enjoin prosecution of those cases in state court.

      In October 2000, an action entitled American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP v. AXA Client Solutions, LLC; The Equitable Life Assurance Society of the United States; and AXA Financial, Inc. was commenced in the United States District Court for the Northern District of Illinois. The complaint alleges that the defendants (i) in connection with certain annuities issued by Equitable Life breached an agreement with the plaintiffs involving the execution of mutual fund transfers, and (ii) wrongfully withheld withdrawal charges in connection with the termination of such annuities. Plaintiffs seek substantial lost profits and injunctive relief, punitive damages and attorneys' fees. Plaintiffs also seek return of the withdrawal charges. In February 2001, the District Court granted in part and denied in part defendants' motion to dismiss the complaint. In March 2001, plaintiffs filed an amended complaint. The District Court granted defendants' motion to dismiss AXA Client Solutions and the Holding Company from the amended complaint, and dismissed the conversion claims in June 2001. The District Court denied defendants' motion to dismiss the remaining claims. Equitable Life has answered the amended complaint. While the monetary damages sought by plaintiffs, if awarded, could have a material adverse effect on the consolidated financial position and results of operations of the Company, management believes that the ultimate resolution of this litigation should not have a material adverse on the Company's consolidated financial position.

      After the District Court denied defendants' motion to assert certain defenses and counterclaims in American National Bank, Equitable Life commenced an action, in December 2001, entitled The Equitable Life Assurance Society of the United States v. American National Bank and Trust Company of Chicago, as trustee f/b/o Emerald Investments LP and Emerald Investments LP, in the United States District Court for the Northern District of Illinois. The complaint arises out of the same facts and circumstances as described in American National Bank. Equitable Life's complaint alleges common law fraud and equitable rescission in connection with certain annuities issued by Equitable Life. Equitable Life seeks unspecified money damages, rescission, punitive damages and attorneys' fees. In March 2002, defendants filed an answer to Equitable Life's complaint and asserted counterclaims. Defendants' counterclaims allege common law fraud, violations of the Federal and Illinois Securities Acts and violations of the Illinois and New York Consumer Fraud Acts. Defendants seek unspecified money damages, punitive damages and attorneys' fees. In May 2002, the District Court granted in part and denied in part Equitable Life's motion to dismiss defendants' counterclaims, dismissing defendants' Illinois Securities Act and New York Consumer Fraud Act claims. Equitable Life has answered defendants' remaining counterclaims.

      In November 1997, an amended complaint was filed in Peter Fischel, et al.
      v. The Equitable Life Assurance Society of the United States alleging, among other things, that Equitable Life violated ERISA by eliminating certain alternatives pursuant to which agents of Equitable Life could qualify for health care coverage. In March 1999, the United States District Court for the Northern District of California entered an order certifying a class consisting of "[a]ll current, former and retired Equitable agents, who while associated with Equitable satisfied [certain alternatives] to qualify for health coverage or contributions thereto under applicable plans." Plaintiffs allege various causes of action under ERISA, including claims for enforcement of alleged promises contained in plan documents and for enforcement of agent bulletins, breach of a unilateral contract, breach of fiduciary duty and promissory estoppel. In June 2000, plaintiffs appealed to the Court of Appeals for the Ninth Circuit contesting the District Court's award of legal fees to plaintiffs' counsel in connection with a previously settled count of the complaint unrelated to the health benefit claims. In that appeal, plaintiffs challenged the District Court's subject matter jurisdiction over the health benefit claims. In May 2001, plaintiffs filed a second amended complaint which, among other things, alleges that Equitable Life failed to comply with plan amendment procedures and deletes the promissory estoppel claim. In September 2001, Equitable Life filed a motion for summary judgment on all of plaintiffs' claims, and plaintiffs filed a motion for partial summary judgment on all claims except their claim for breach of fiduciary duty. In May 2002, the District Court issued an order granting plaintiffs' motion for partial summary judgment, granting Equitable Life's motion for summary judgment on plaintiffs' claim for breach of fiduciary duty and otherwise denying Equitable Life's motion for summary judgment. The court ruled that Equitable Life is liable to plaintiffs on their contract claims for subsidized benefits under ERISA. The court has deferred addressing the relief to which plaintiffs are entitled in light of the May 2002 order. A decision was rendered in October 2002 on the appeal by plaintiffs concerning the award of legal fees to plaintiffs' counsel for the previously settled claim not involving health benefits. The Court of Appeals denied plaintiffs' challenge to the District Court's subject matter jurisdiction over the settled claim, affirmed the method that the District Court used to calculate the award of legal fees to plaintiffs' counsel and remanded for further consideration of the fee award.

      A putative class action entitled Stefanie Hirt, et al. v. The Equitable Retirement Plan for Employees, Managers and Agents, et al. was filed in the District Court for the Southern District of New York in August 2001 against The Equitable Retirement Plan for Employees, Managers and Agents (the "Retirement Plan") and The Officers Committee on Benefit Plans of Equitable Life, as Plan Administrator. The action was brought by five participants in the Retirement Plan and purports to be on behalf of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." The complaint challenges the change, effective January 1, 1989, in the pension benefit formula from a final average pay formula to a cash balance formula. Plaintiffs allege that the change to the cash balance formula violates ERISA by reducing the rate of accruals based on age, failing to comply with ERISA's notice requirements and improperly applying the formula to retroactively reduce accrued benefits. The relief sought includes a declaration that the cash balance plan violates ERISA, an order enjoining the enforcement of the cash balance formula, reformation and damages. Defendants answered the complaint in October 2001. In April 2002, plaintiffs filed a motion seeking to certify a class of "all Plan participants, whether active or retired, their beneficiaries and Estates, whose accrued benefits or pension benefits are based on the Plan's Cash Balance Formula." Also in April 2002, plaintiffs agreed to dismiss with prejudice their claim that the change to the cash balance formula violates ERISA by improperly applying the formula to retroactively reduce accrued benefits. That claim has been dismissed. The parties have agreed on class certification and in October 2002, the court accepted the recommendation of a special master to certify a plaintiff class.

      Three previously disclosed lawsuits, Frank Franze Jr. and George Busher, individually and on behalf of all others similarly situated v. The Equitable Life Assurance Society of the United States, and Equitable Variable Life Insurance Company, Raymond Patenaude v. The Equitable Life Assurance Society of the United States, AXA Advisors, LLC and Equitable Distributors, Inc. and Siamac Sedighim v. Donaldson Lufkin & Jenrette, Inc., et al. have been dismissed with prejudice. In addition, in three previously disclosed actions, R.S.M. Inc., et al. v. Alliance Capital Management L.P., et al., In re AXA Financial, Inc. Shareholders Litigation and David Uhrik v. Credit Suisse First Boston (USA), Inc., et al., the parties have agreed to settle and the actions have been dismissed.

      Although the outcome of litigation generally cannot be predicted with certainty, the Company's management believes that, subject to the foregoing, (i) the settlement of the R.S.M., In re AXA Financial, Inc. Shareholders Litigation and the Uhrik litigations will not have a material adverse effect on the consolidated financial position or results of operations of the Company and (ii) the ultimate resolution of the other litigations described above should not have a material adverse effect on the consolidated financial position of the Company. The Company's management cannot make an estimate of loss, if any, or predict whether or not any of such other litigations described above will have a material adverse effect on the Company's consolidated results of operations in any particular period.

      In April 2001, an amended class action complaint entitled Miller, et al.
      v. Mitchell Hutchins Asset Management, Inc., et al. (Miller Complaint"), was filed in Federal District Court in the Southern District of Illinois against Alliance, Alliance Fund Distributors, Inc. ("AFD"), a wholly owned subsidiary of Alliance, and other defendants alleging violations of the Investment Company Act of 1940, as amended ("ICA"), and breaches of common law fiduciary duty. The allegations in the Miller Complaint concern six mutual funds with which Alliance has investment advisory agreements, including Alliance Premier Growth Fund ("Premier Growth Fund"), Alliance Health Care Fund, Alliance Growth Fund, Alliance Quasar Fund, Alliance Fund and Alliance Disciplined Value Fund. The Miller Complaint alleges principally that (i) certain advisory agreements concerning these funds were negotiated, approved, and executed in violation of the ICA, in particular because certain directors of these funds should be deemed interested under the ICA; (ii) the distribution plans for these funds were negotiated, approved, and executed in violation of the ICA; and (iii) the advisory fees and distribution fees paid to Alliance and AFD, respectively, are excessive and, therefore, constitute a breach of fiduciary duty. Plaintiffs seek a recovery of certain fees paid by these funds to Alliance. In March 2002, the court issued an order granting defendants' joint motion to dismiss the Miller Complaint. The court allowed plaintiffs up to and including April 1, 2002 to file an amended complaint comporting with its order. In April 2002, plaintiffs filed a second amended complaint. The allegations and relief sought in the second amended complaint are virtually identical to the Miller Complaint. In May 2002, defendants filed a motion to dismiss the amended complaint. Alliance and AFD believe that plaintiffs' allegations are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance and AFD are unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2001 a complaint entitled Benak v. Alliance Capital Management L.P. and Alliance Premier Growth Fund ("Benak Complaint") was filed in Federal District Court in the District of New Jersey against Alliance and Alliance Premier Growth Fund alleging violation of the ICA. The principal allegations of the Benak Complaint are that Alliance breached its duty of loyalty to Premier Growth Fund because one of the directors of the General Partner of Alliance served as a director of Enron Corp. ("Enron") when Premier Growth Fund purchased shares of Enron and as a consequence thereof, the investment advisory fees paid to Alliance by Premier Growth Fund should be returned as a means of recovering for Premier Growth Fund the losses plaintiff alleges were caused by the alleged breach of the duty of loyalty. Plaintiff seeks recovery of fees paid by Premier Growth Fund to Alliance. Subsequently, between December 2001 and July 2002, five complaints making substantially the same allegations and seeking substantially the same relief as the Benak Complaint were filed against Alliance Capital Management L.P. and Alliance Premier Growth Fund. All of those actions were consolidated in Federal District Court in the District of New Jersey. In January 2003, a consolidated amended complaint entitled Benak v. Alliance Capital Management L.P. was filed containing allegations similar to those in the individual complaints and alleging violation of the ICA. While the Consolidated Amended Complaint seeks relief similar to that requested in the individual actions, it does not name the Premier Growth Fund as a defendant. Alliance believes the plaintiffs' allegations in the Benak Consolidated Amended Complaint are without merit and intends to vigorously defend against these allegations. At the present time Alliance's management is unable to estimate the impact, if any, that the outcome of these actions may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of these actions may have on its consolidated results of operations or financial position.

      In April 2002, a consolidated complaint entitled In re Enron Corporation Securities Litigation ("Enron Complaint") was filed in Federal District Court in the Southern District of Texas, Houston Division, against numerous defendants, including Alliance. The principal allegations of the Enron Complaint, as they pertain to Alliance, are that Alliance violated Sections 11 and 15 of the Securities Act of 1933, as amended ("Securities Act") with respect to a registration statement filed by Enron and effective with the SEC on July 18, 2001, which was used to sell $1.9 billion Enron Corp. Zero Coupon Convertible Senior Notes due 2021. Plaintiffs allege that Frank Savage, who was at that time an employee of Alliance and who was and remains a director of the General Partner of Alliance, signed the registration statement at issue. Plaintiffs allege that the registration statement was materially misleading. Plaintiffs further allege that Alliance was a controlling person of Frank Savage. Plaintiffs therefore assert that Alliance is itself liable for the allegedly misleading registration statement. Plaintiffs seek recission or a recissionary measure of damages. The Enron Complaint specifically states that "[n]o allegations of fraud are made against or directed at" Alliance. In June 2002, Alliance moved to dismiss the complaint as the allegations therein pertain to it. That motion is pending. Alliance believes the allegations of the Enron Complaint as to it are without merit and intends to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In May, 2002, a complaint entitled The Florida State Board of Administration v. Alliance Capital Management L.P. (the "SBA Complaint") was filed in the Circuit Court of the Second Judicial Circuit, in and for Leon County, Florida against Alliance. The SBA Complaint alleges breach of contract relating to the Investment Management Agreement between The Florida State Board of Administration ("SBA") and Alliance, breach of the covenant of good faith and fair dealing contained in the Investment Management Agreement, breach of fiduciary duty, negligence, gross negligence and violation of the Florida Securities and Investor Protection Act, in connection with purchases and sales of Enron common stock for the SBA investment account. The SBA seeks more than $300 million in compensatory damages and an unspecified amount of punitive damages. In June 2002, Alliance moved to dismiss the SBA Complaint; in September 2002, the court denied Alliance's motion to dismiss the SBA Complaint in its entirety, and the case is currently in discovery. Alliance believes the SBA's allegations in the SBA Complaint are without merit and intends to vigorously defend against these allegations. At the present time, Alliance's management is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In September 2002, a complaint entitled Lawrence E. Jaffe Pension Plan, Lawrence E. Jaffe Trustee U/A 1198 v. Alliance Capital Management L.P., Alfred Harrison and Alliance Premier Growth Fund, Inc. ("Jaffe Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Alfred Harrison and Premier Growth Fund alleging violation of the ICA. The Jaffe Complaint alleges that the defendants breached their fiduciary duties of loyalty, care and good faith to Premier Growth Fund by causing Premier Growth Fund to invest in the securities of

      Enron and that the agreements between Premier Growth Fund and Alliance violated the ICA because all of the directors of Premier Growth Fund should be deemed interested under the ICA. Plaintiff seeks damages equal to Premier Growth Fund's losses as a result of Premier Growth Fund's investment in shares of Enron and a recovery of all fees paid to Alliance beginning November 1, 2000. In November 2002, Alliance filed a motion to transfer the Jaffe Complaint to the United States District Court for the District of New Jersey to be consolidated with the Benak v. Alliance Capital Management L.P. action already pending there. Alliance's time to move, answer or otherwise respond to the Jaffe Complaint is stayed pending a decision on the motion to transfer. Alliance and Alfred Harrison believe that plaintiff's allegations in the Jaffe Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on its results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In December 2002, a complaint entitled Patrick J. Goggins et al. v. Alliance Capital Management L.P. et al. ("Goggins Complaint") was filed in Federal District Court in the Southern District of New York against Alliance, Premier Growth Fund and individual directors and certain officers of the Fund. The Goggins Complaint alleges that defendants violated the Securities Act of 1933 because Premier Growth Fund's registration statements and prospectuses allegedly were materially misleading, contained untrue statements of material fact and omitted material facts in describing the strategic objectives and investment strategies of Premier Growth Fund in relation to Premier Growth Fund's investments, including Premier Growth Fund's investments in Enron Corp. securities. Plaintiffs seek rescissory relief or an unspecified amount of compensatory damages. Alliance's time to move, answer or otherwise respond to the Goggins Complaint is currently stayed. Alliance, Premier Growth Fund and the other defendants believe the plaintiffs' allegations in the Goggins Complaint are without merit and intend to vigorously defend against these allegations. At the present time, management of Alliance is unable to estimate the impact, if any, that the outcome of this action may have on Alliance's results of operations or financial condition and the Company's management is unable to estimate the impact, if any, that the outcome of this action may have on its consolidated results of operations or financial position.

      In addition to the matters previously reported and those described above, the Holding Company and its subsidiaries are involved in various legal actions and proceedings in connection with their businesses. Some of the actions and proceedings have been brought on behalf of various alleged classes of claimants and certain of these claimants seek damages of unspecified amounts. While the ultimate outcome of such matters cannot be predicted with certainty, in the opinion of management no such matter is likely to have a material adverse effect on the Company's consolidated financial position. However, it should be noted that the frequency of large damage awards, including large punitive damage awards that bear little or no relation to actual economic damages incurred by plaintiffs in some jurisdictions, continues to create the potential for an unpredictable judgment in any given matter. Accordingly, the Company's management cannot make an estimate of loss, if any, or predict whether or not any given matter will have a material adverse effect the Company's consolidated results of operations in any particular period.

17)   LEASES

      The Company has entered into operating leases for office space and certain other assets, principally information technology equipment and office furniture and equipment. Future minimum payments under noncancelable operating leases for 2003 and the four successive years are $123.6 million, $127.9 million, $117.5 million, $99.9 million, $91.8 million and $848.4 million thereafter. Minimum future sublease rental income on these noncancelable operating leases for 2003 and the four successive years is $5.6 million, $5.6 million, $5.4 million, $2.2 million, $2.2 million and $18.1 million thereafter.

      At December 31, 2002, the minimum future rental income on noncancelable operating leases for wholly owned investments in real estate for 2003 and the four successive years is $81.7 million, $78.8 million, $75.9 million, $75.2 million, $67.6 million and $535.8 million thereafter.

      The Company has entered into capital leases for certain information technology equipment. Future minimum payments under noncancelable capital leases for 2003 and the two successive years are $4.4 million, $2.8 million, and $.9 million.

18)   INSURANCE GROUP STATUTORY FINANCIAL INFORMATION

      Equitable Life is restricted as to the amounts it may pay as dividends to the Holding Company. Under the New York Insurance Law, a domestic life insurer may, without prior approval of the Superintendent, pay a dividend to its shareholders not exceeding an amount calculated based on a statutory formula. This formula would permit Equitable Life to pay shareholder dividends not greater than $408.9 million during 2003. Payment of dividends exceeding this amount requires the insurer to file notice of its intent to declare such dividends with the Superintendent who then has 30 days to disapprove the distribution. For 2002, 2001 and 2000, the Insurance Group statutory net income totaled $451.6 million, $547.7 million and $1,068.6 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve ("AVR") totaled $4,281.0 million and $6,100.4 million at December 31, 2002 and 2001, respectively. In 2002, 2001 and 2000, respectively, $500.0 million, $1.7 billion and $250.0 million in shareholder dividends were paid by Equitable Life.

      At December 31, 2002, the Insurance Group, in accordance with various government and state regulations, had $23.3 million of securities deposited with such government or state agencies.

      In 1998, the NAIC approved a codification of statutory accounting practices ("Codification"), which provides regulators and insurers with uniform statutory guidance, addresses areas where statutory accounting previously was silent and changes certain existing statutory positions. Equitable Life and Equitable of Colorado became subject to Codification rules for all state filings upon adoption of Codification by the respective states.

      On December 27, 2000, an emergency rule was issued by the New York Insurance Department (NYID), which adopted Codification in New York effective on January 1, 2001 except where the guidance conflicted with New York Law. Differences in the New York regulation adopted in 2000 from Codification were in accounting for deferred taxes and goodwill, which are required to be disclosed in the notes to the Annual Statement, as well as the Annual Audited Report. On September 24, 2002 the bill authorizing the admissibility of deferred taxes by New York insurers was signed into law and was effective as of January 1, 2002. The impact of adopting the accounting for deferred taxes at January 1,2002 was a $363.6 million decrease to surplus.

      The implementation of Codification in 2001 resulted in a $1,630.9 million increase to surplus and capital stock, principally due to the $1,660.8 million valuation adjustment related to Alliance.

      The application of the Codification rules as adopted by the State of Colorado had no significant effect on Equitable Life or EOC.

      At December 31, 2002 and for the year then ended, there were no differences in net income and capital and surplus resulting from practices prescribed and permitted by the State of New York and those prescribed in the January 1, 2001 NAIC Accounting Practices and Procedures manual.

      Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles ("SAP") and total shareholders' equity under GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders' account balances under SAP differ from GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with provisions made for deferred amounts that reverse within one year while under GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured (e) the valuation of assets under SAP and GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance and Alliance Holding under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under GAAP; (g) the provision for future losses of the discontinued Wind-Up Annuities business is only required under GAAP; (h) reporting the surplus notes as a component of surplus in SAP but as a liability in GAAP; (i) computer software development costs are capitalized under GAAP but expensed under SAP; and (j) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under GAAP.

        The following reconciles the Insurance Group's statutory change in surplus and capital stock and statutory surplus and capital stock determined in accordance with accounting practices prescribed by the NYID with net earnings and equity on a GAAP basis.

                                                                  2002               2001                2000
                                                            -----------------   ----------------   -----------------
                                                                                 (IN MILLIONS)
        Net change in statutory surplus and
          capital stock....................................  $    (1,354.7)      $      104.1       $    1,321.4
        Change in AVR......................................         (464.7)            (230.2)            (665.5)
                                                            -----------------   ----------------   -----------------
        Net change in statutory surplus, capital stock
          and AVR..........................................       (1,819.4)            (126.1)             655.9
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................          255.2              270.8              254.5
          DAC..............................................          458.1              458.5              469.1
          Deferred Federal income taxes....................         (634.6)            (354.8)            (127.3)
          Valuation of investments.........................          (74.8)              67.9             (134.8)
          Valuation of investment subsidiary...............        1,399.4           (1,507.9)             (29.2)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Shareholder dividends paid......................           500.0            1,700.0              250.0
          Changes in non-admitted assets...................          384.2              138.3               73.8
          Stock option expense related to AXA's minority
            interest acquisition...........................            -                  -               (493.9)
          Other, net.......................................          (23.7)               5.4              383.1
          GAAP adjustments for Discontinued
            Operations.....................................           23.0               (5.1)              54.3
                                                            -----------------   ----------------   -----------------
        Net Earnings of the Insurance Group................  $       587.4       $      647.0       $    1,355.5
                                                            =================   ================   =================


                                                                                  DECEMBER 31,
                                                            ---------------------------------------------------------
                                                                  2002               2001                2000
                                                            -----------------   ----------------   ------------------
                                                                                 (IN MILLIONS)

        Statutory surplus and capital stock................  $     4,091.3       $    5,446.0       $    5,341.9
        AVR................................................          189.7              654.4              884.6
                                                            -----------------   ----------------   ------------------
        Statutory surplus, capital stock and AVR...........        4,281.0            6,100.4            6,226.5
        Adjustments:
          Future policy benefits and policyholders'
            account balances...............................       (1,237.6)          (1,492.8)          (1,763.6)
          DAC..............................................        5,801.0            5,513.7            5,128.8
          Deferred Federal income taxes....................       (1,835.8)          (1,252.2)            (640.7)
          Valuation of investments.........................        1,629.6              635.9              140.2
          Valuation of investment subsidiary...............       (1,191.4)          (2,590.8)          (1,082.9)
          Change in fair value of guaranteed minimum
            income benefit reinsurance contracts...........          120.0                -                  -
          Non-admitted assets..............................        1,162.3              778.1              639.8
          Issuance of surplus notes........................         (599.6)            (539.4)            (539.1)
          Other, net.......................................          157.2              536.6              500.6
          GAAP adjustments for Discontinued
            Operations.....................................         (108.7)            (123.8)            (164.3)
                                                            -----------------   ----------------   ------------------
        Equity of the Insurance Group......................  $     8,178.0       $    7,565.7       $    8,445.3
                                                            =================   ================   ==================

19)   BUSINESS SEGMENT INFORMATION

      The Company's operations consist of Insurance and Investment Services. The Company's management evaluates the performance of each of these segments independently and allocates resources based on current and future requirements of each segment.

      The Insurance segment offers a variety of traditional, variable and interest-sensitive life insurance products, disability income, annuity products, mutual fund and other investment products to individuals and small groups. It also administers traditional participating group annuity contracts with conversion features, generally for corporate qualified pension plans, and association plans which provide full service retirement programs for individuals affiliated with professional and trade associations. This segment includes Separate Accounts for individual insurance and annuity products.

      The Investment Services segment principally includes Alliance. Alliance provides diversified investment management and related services globally to a broad range of clients including: (a) institutional clients, including pension funds, endowments and domestic and foreign financial institutions, (b) private clients, including high net worth individuals, trusts and estates and charitable foundations, (c) individual investors, principally through a broad line of mutual funds, and (d) institutional investors by means of in-depth research, portfolio strategy and other services. This segment also includes institutional Separate Accounts that provide various investment options for large group pension clients, primarily defined benefit and contribution plans, through pooled or single group accounts.

      Intersegment investment advisory and other fees of approximately $102.2 million, $116.6 million and $153.2 million for 2002, 2001 and 2000, respectively, are included in total revenues of the Investment Services segment.

      The following tables reconcile segment revenues and earnings from continuing operations before Federal income taxes to total revenues and earnings as reported on the consolidated statements of earnings and segment assets to total assets on the consolidated balance sheets, respectively.

                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       SEGMENT REVENUES:
       Insurance............................................   $     4,673.4       $     4,763.3     $     4,681.9
       Investment Services..................................         2,744.9             2,994.4           4,672.5
       Consolidation/elimination............................           (71.3)              (90.0)           (113.2)
                                                              -----------------   ----------------  ------------------
       Total Revenues.......................................   $     7,347.0       $     7,667.7     $     9,241.2
                                                              =================   ================  ==================

       SEGMENT EARNINGS (LOSS) FROM CONTINUING OPERATIONS
         BEFORE FEDERAL INCOME TAXES AND MINORITY INTEREST:
       Insurance............................................   $       437.9       $       707.5     $      (192.5)
       Investment Services..................................           590.7               585.4           2,778.0
                                                              -----------------   ----------------  ------------------
       Total Earnings from Continuing Operations
         before Federal Income Taxes
         and Minority Interest.............................   $     1,028.6       $     1,292.9     $     2,585.5
                                                              =================   ================  ==================


                                                                    2002               2001               2000
                                                              -----------------   ----------------  ------------------
                                                                                   (IN MILLIONS)
       ASSETS:
       Insurance............................................   $    80,638.7       $    84,572.2     $    88,641.1
       Investment Services..................................        14,160.3            15,808.8          16,807.2
       Consolidation/elimination............................            27.3               (94.4)            (57.1)
                                                              -----------------   ----------------  ------------------
       Total Assets.........................................   $    94,826.3       $   100,286.6     $   105,391.2
                                                              =================   ================  ==================


20)   QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

      The quarterly results of operations for 2002 and 2001 are summarized below:

                                                                    THREE MONTHS ENDED
                                       ------------------------------------------------------------------------------
                                           MARCH 31           JUNE 30           SEPTEMBER 30          DECEMBER 31
                                       -----------------  -----------------   ------------------   ------------------
                                                                       (IN MILLIONS)
        2002
        ----
        Total Revenues................  $     1,883.9      $     2,072.1       $    1,860.9         $    1,530.1
                                       =================  =================   ==================   ==================

        Earnings (Loss) from
          Continuing Operations.......  $       162.6      $       206.7       $      266.9         $      (21.3)
                                       =================  =================   ==================   ==================

        Net Earnings (Loss)...........  $       130.4      $       205.3       $      286.3         $      (34.6)
                                       =================  =================   ==================   ==================

        2001
        ----
        Total Revenues................  $     2,023.1      $     1,898.6       $    1,804.8         $    1,941.2
                                       =================  =================   ==================   ==================

        Earnings from Continuing
          Operations..................  $       227.1      $       120.3       $      119.2         $      140.0
                                       =================  =================   ==================   ==================

        Net Earnings..................  $       233.6      $       118.5       $      118.7         $      176.2
                                       =================  =================   ==================   ==================


      The quarterly results of operations for the first three quarters of 2002 have been restated to reflect the accounting change adopted in the fourth quarter of 2002 as of January 1, 2002 for liabilities associated with variable annuity contracts that contain GMDB and GMIB features, as follows:


                                                                                THREE MONTHS ENDED
                                                            ------------------------------------------------------------
                                                                MARCH 31            JUNE 30           SEPTEMBER 30
                                                            -----------------   ----------------  ----------------------
                                                                                   (IN MILLIONS)

       Earnings from continuing operations,
          as previously reported..........................   $      160.5        $      286.6      $      345.7
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................            2.1               (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Earnings from Continuing
          Operations, as Restated.........................   $      162.6        $      206.7      $      266.9
                                                            =================   ================  ======================

       Net earnings, as previously reported...............   $      161.5        $      285.2      $      365.1
       Adjustment to reflect adoption of accounting
          change as of January 1, 2002....................          (31.1)              (79.9)            (78.8)
                                                            -----------------   ----------------  ----------------------
       Net Earnings, as Restated..........................   $      130.4        $      205.3      $      286.3
                                                            =================   ================  ======================

21)   ACCOUNTING FOR STOCK-BASED COMPENSATION

      The Holding Company sponsors a stock incentive plan for employees of Equitable Life. Alliance sponsors its own stock option plans for certain employees. The Company has elected to continue to account for stock-based compensation using the intrinsic value method prescribed in APB No. 25. Stock-based employee compensation expense is not reflected in the statement of earnings as all options granted under those plans had an exercise price equal to the market value of the underlying common stock on the date of the grant. The following table illustrates the effect on net income had compensation expense as related to options awarded under the Company's Stock Incentive Plans been determined based on SFAS No. 123's fair value based method, including the cost of the amendments and modifications made in connection with AXA's acquisition of the minority interest in the Holding Company:


                                                                  2002               2001                 2000
                                                            -----------------   ----------------   -------------------
                                                                                  (IN MILLIONS)

        Net income, as reported............................  $       587.4       $      647.0       $    1,355.5
        Add: Compensation charge resulting from
           AXA's acquisition of minority interest
           included in net earnings........................            -                  -                306.4
        Less: Total stock-based employee compensation
           expense determined under fair value method for
           all awards, net of Federal income tax benefit             (36.0)             (22.2)             (34.6)
                                                            -----------------   ----------------   -------------------
        Pro Forma Net Earnings.............................  $       551.4       $      624.8       $    1,627.3
                                                            =================   ================   ===================


      In conjunction with approval of the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock, generally all outstanding options awarded under the 1997 and 1991 Stock Incentive Plans were amended to become immediately and fully exercisable pursuant to their terms upon expiration of the initial tender offer. In addition, the agreement provided that at the effective time of the merger, the terms of all outstanding options granted under those Plans would be further amended and converted into options of equivalent intrinsic value to acquire a number of AXA ordinary shares in the form of ADRs. Also pursuant to the agreement, holders of non-qualified options were provided with an alternative to elect cancellation of those options at the effective time of the merger in exchange for a cash payment from the Holding Company. For the year ended December 31, 2000, the Company recognized compensation expense of $493.9 million, representing the cost of these Plan amendments and modifications offset by an addition to capital in excess of par value.

      Beginning in 2001, under the 1997 Stock Incentive Plan, the Holding Company can issue options to purchase AXA ADRs. The options, which include Incentive Stock Options and Nonstatutory Stock Options, are issued at the fair market value of the AXA ADRs on the date of grant. Generally, one-third of stock options granted vest and become exercisable on each of the first three anniversaries of the date such options were granted. Options are currently exercisable up to 10 years from the date of grant.

      Following completion of the merger of AXA Merger Corp. with and into the Holding Company, certain employees exchanged AXA ADR options for tandem Stock Appreciation Rights ("SARs") and at-the-money AXA ADR options of equivalent intrinsic value. The maximum obligation for the SARs is $73.3 million, based upon the underlying price of AXA ADRs at January 2, 2001, the closing date of the aforementioned merger. The Company recorded a (reduction) increase in the SARs liability of $(10.2) million and $(63.2) million for 2002 and 2001, respectively, reflecting the variable accounting for the SARs, based on the change in the market value of AXA ADRs for the respective periods ended December 31, 2002 and 2001.

      The Black-Scholes option pricing model was used in determining the fair values of option awards used in the pro-forma disclosures above. The option pricing assumptions for 2002, 2001 and 2000 follow:

                                       HOLDING COMPANY                            ALLIANCE
                           -----------------------------------------   -------------------------------
                             2002 (1)       2001 (1)        2000          2002      2001       2000
                           -------------  ------------- ------------   -------------------- ----------

        Dividend yield....    2.54%          1.52%         0.32%         5.80%     5.80%      7.20%

        Expected
          volatility......     46%            29%           28%           32%       33%        30%

        Risk-free interest
          rate............    4.04%          4.98%         6.24%         4.2%      4.5%       5.90%

        Expected life
          in years........      5              5             5            7.0       7.2        7.4

        Weighted average
          fair value per
          option at
          grant-date......    $6.30          $9.42        $11.08         $5.89     $9.23      $8.32

     (1) Beginning in 2001, the option pricing assumptions reflect options granted by the Holding Company representing rights to acquire AXA ADRs.

      A summary of the activity in the option shares of the Holding Company and Alliance's option plans follows, including information about options outstanding and exercisable at December 31, 2002. Outstanding options at January 2, 2001 to acquire AXA ADRs reflect the conversion of 11.5 million share options of the Holding Company that remained outstanding following the above-described cash settlement made pursuant to the agreement for AXA's acquisition of the minority interest in the Holding Company's Common Stock. All information presented below as related to options to acquire AXA ADRs gives appropriate effect to AXA's May 2001 four-for-one stock split and the related changes in ADR parity for each Holding Company share option:

                                                       HOLDING COMPANY                          ALLIANCE
                                             ------------------------------------   ---------------------------------
                                                   COMMON
                                                   STOCK            WEIGHTED                            WEIGHTED
                                                    AND             AVERAGE                             AVERAGE
                                                  AXA ADRS          EXERCISE            UNITS           EXERCISE
                                               (IN MILLIONS)         PRICE          (IN MILLIONS)        PRICE
                                             ------------------------------------   --------------- -----------------
        Holding Company Option Shares:
        Balance at December 31, 1999.....         22.7              $24.60               12.5           $17.95
          Granted........................          6.5              $31.06                4.7           $50.93
          Exercised......................         (4.5)             $18.57               (1.7)          $10.90
          Forfeited......................         (1.2)             $26.15                (.1)          $26.62
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2000.....         23.5              $27.20               15.4           $28.73
                                             ==========        ============

        AXA ADR Option Shares:
        Balance at January 2, 2001                18.3              $21.65
          Granted........................         17.0              $31.55                2.5           $50.34
          Exercised......................         (2.2)             $11.57               (1.7)          $13.45
          Forfeited......................         (3.1)             $32.02                (.3)          $34.33
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2001.....         30.0              $31.55               15.9           $33.58
          Granted........................          6.7              $17.24                2.4           $39.32
          Exercised......................          (.2)             $10.70               (1.4)          $14.83
          Forfeited......................         (1.2)             $27.12                (.5)          $42.99
                                             ----------        ------------          ----------      ---------

        Balance at December 31, 2002              35.3              $25.14               16.4           $34.91
                                             ==========        ============          ==========      =========

      Information about options outstanding and exercisable at December 31, 2002 follows:

                                            OPTIONS OUTSTANDING                            OPTIONS EXERCISABLE
                             ---------------------------------------------------   -------------------------------------
                                                   WEIGHTED
                                                    AVERAGE         WEIGHTED                               WEIGHTED
              RANGE OF             NUMBER          REMAINING        AVERAGE             NUMBER              AVERAGE
              EXERCISE          OUTSTANDING       CONTRACTUAL       EXERCISE          EXERCISABLE          EXERCISE
               PRICES          (IN MILLIONS)     LIFE (YEARS)        PRICE           (IN MILLIONS)           PRICE
        --------------------------------------- ---------------- ---------------   ------------------   ----------------

              AXA ADRs
        ----------------------
        $ 6.325   - $ 9.01           1.8               1.26            $6.76              1.8                 $6.76
        $10.195   - $14.73           3.3               6.41           $13.13              2.4                $13.28
        $15.995   - $22.84          10.3               7.82           $18.47              4.7                $18.80
        $26.095   - $33.025         14.9               5.60           $30.93              8.5                $31.76
        $36.031                      5.0               6.48           $36.03              5.0                $36.03
                              -----------------                                    ------------------
        $ 6.325   - $36.031         35.3               6.22           $25.14             22.4                $26.00
                              =================                                    ==================

              Alliance
        ----------------------
        $   8.81   - $18.47          3.5               3.43           $13.21              3.5                $13.21
        $  22.50   - $30.25          3.8               6.34           $27.87              2.6                $27.60
        $  30.94   - $48.50          4.9               8.68           $41.01              1.0                $48.46
        $  50.15   - $50.56          2.3               8.92           $50.25               .5                $50.25
        $  51.10   - $58.50          1.9               7.95           $53.78               .7                $53.77
                              -----------------                                    ------------------
        $   8.81   - $58.50         16.4               6.98           $34.91              8.3                $27.72
                              =================                                    ==================


      The Company's ownership interest in Alliance will continue to be reduced upon the exercise of unit options granted to certain Alliance employees. Options are exercisable over a period of up to ten years.

      In 1997, Alliance Holding established a long-term incentive compensation plan under which grants are made to key employees for terms established by Alliance Holding at the time of grant. These awards include options, restricted Alliance Holding units and phantom restricted Alliance Holding units, performance awards, other Alliance Holding unit based awards, or any combination thereof. At December 31, 2002, approximately 14.4 million Alliance Holding units of a maximum 40.0 million units were subject to options granted and 80,433 Alliance Holding units were subject to awards made under this plan.

22)   RELATED PARTY TRANSACTIONS

      Beginning January 1, 2000, the Company reimburses the Holding Company for expenses relating to the Excess Retirement Plan, Supplemental Executive Retirement Plan and certain other employee benefit plans that provide participants with medical, life insurance, and deferred compensation benefits. Such reimbursement was based on the cost to the Holding Company of the benefits provided which totaled $39.7 million and $19.1 million, respectively, for 2002 and 2001.

      The Company paid $596.6 million and $590.5 million, respectively, of commissions and fees to AXA Distribution and its subsidiaries for sales of insurance products for 2002 and 2001. The Company charged AXA Distribution's subsidiaries $411.9 million and $522.6 million, respectively, for their applicable share of operating expenses for 2002 and 2001, pursuant to the Agreements for Services.

      In September 2001, Equitable Life loaned $400.0 million to AXA Insurance Holding Co. Ltd., a subsidiary of AXA. This investment has an interest rate of 5.89% and matures on June 15, 2007. All payments, including interest payable semi-annually, are guaranteed by AXA.


      Both Equitable Life and Alliance, along with other AXA affiliates, participate in certain intercompany cost sharing and service agreements which include technology and professional development arrangements. Payments by Equitable Life and Alliance to AXA under such agreements totaled approximately $17.9 million and $13.7 million in 2002 and 2001, respectively. Payments by AXA and AXA affiliates to Equitable Life under such agreements totaled $17.6 million and $9.9 million in 2002 and 2001, respectively.

      Commissions, fees and other income includes certain revenues for services provided to mutual funds managed by Alliance described below:

                                                                  2002               2001               2000
                                                            -----------------   ----------------  ------------------
                                                                                 (IN MILLIONS)


       Investment advisory and services fees..............   $       950.1       $     1,089.7     $     1,021.8
       Distribution revenues..............................           467.5               544.6             621.6
       Shareholder servicing fees.........................            89.7                87.2              85.6
       Other revenues.....................................            10.2                11.0              11.6
       Brokerage..........................................             7.0                 5.7               1.0


23)   PRO FORMA FINANCIAL INFORMATION (UNAUDITED)

      Assuming the Bernstein acquisition had occurred on January 1, 2000, revenues for the Company would have been $8.79 billion for 2000 on a pro forma basis. The impact of the acquisition on net earnings on a pro-forma basis would not have been material.

      This pro forma financial information does not necessarily reflect the results of operations that would have resulted had the Bernstein acquisition actually occurred on January 1, 2000, nor is the pro forma financial information necessarily indicative of the results of operations that may be achieved for any future period.

                                     PART C

                               OTHER INFORMATION
                               -----------------

Item 24. Financial Statements and Exhibits

         (a)  Financial Statements included in Part B.

         The following are included in the Statement of Additional Information:


          1. Separate Account Nos. 3 (Pooled), 4 (Pooled), 10 (Pooled), and 66 (EQ/Alliance Global, EQ/Alliance Growth Investors,
               EQ/Calvert Socially Responsible, EQ/MFS Emerging Growth Companies, EQ/MFS Research, EQ/FI Small/Mid Cap Value, EQ/Equity 500 Index, EQ/AXP New Dimensions, EQ/Alliance Technology, EQ/ Bernstein Diversified Value and EQ/Small Company Index Funds):
               - Report of Independent Accountants - PricewaterhouseCoopers LLP

          2.  Separate Account No. 3 (Pooled):
              - Statements of Assets and Liabilities, December 31, 2002
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2002 and 2001
              - Portfolio of Investments, December 31, 2002

          3.  Separate Account No. 4 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2002
              - Statement of Operations and Changes in Net Assets for the
                Years Ended December 31, 2002 and 2001
              - Portfolio of Investments, December 31, 2002

          4.  Separate Account No. 10 (Pooled):
              - Statement of Assets and Liabilities, December 31, 2002
              - Statements of Operations and Changes in Net Assets for the
                Years Ended December 31, 2002 and 2001
              - Portfolio of Investments, December 31, 2002

          5.  Separate Account No. 66:
              - Statements of Assets and Liabilities, December 31, 2002
              - Statements of Operations and Changes in Net Assets for the
                year Ended December 31, 2002 and 2001.

          6.  Separate Account Nos. 3(Pooled), 4 (Pooled), 10 (Pooled), and 66:
              - Notes to Financial Statements

          7.  The Equitable Life Assurance Society of the United States:
              - Report of Independent Accountants - PricewaterhouseCoopers LLP
              - Consolidated Balance Sheets, December 31, 2002 and 2001
              - Consolidated Statements of Earnings for the Years Ended
                December 31, 2002, 2001 and 2000
              - Consolidated Statements of Equity for the Years Ended December
                31, 2002 and 2001 and 2000
              - Consolidated Statements of Cash Flows for the Years Ended
                December 31, 2002, 2001 and 2000
              - Notes to Consolidated Financial Statements

         (b)  Exhibits.

         The following Exhibits are filed herewith:

         1. Resolutions of the Board of Directors of The Equitable Life Assurance Society of the United States ("Equitable") authorizing the establishment of the Registrant, incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement 33-46995, filed July 22, 1992.

         2.   Not applicable.


         3.   (a)   Form of Sales Agreement between Equitable Variable Life
                    Insurance Company and The Equitable Life Assurance
                    Society of the United States for itself and on behalf of its Separate Account No. 51, incorporated by reference to Post-Effective Amendment No. 2 to Registration No.
                    33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (b) Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United States, Equitable Distributors, Inc., and EQ Financial Consultants, Inc. (now AXA Advisors, LLC) dated as of the 14th day of April, 1997, incorporated by reference to the Registration Statement of EQ Advisors Trust, (File No. 333-17217) on Form N-1A, filed August 28, 1997.

              (c) Sales Agreement dated as of January 1, 1994 by and among Equico Securities, Inc. (now AXA Advisors, LLC), Equitable Separate Account A, Separate Account No. 301 and Separate Account No. 51, incorporated by reference to Registration Statement No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

              (d) Distribution Agreement for services by The Equitable Life Assurance Society of the United States to AXA Network, LLC and its subsidiaries dated January 1, 2000, incorporated by reference to Exhibit No. 3(d) to Registration Statement File No. 33-58950, filed on April 19, 2001.

              (e) Distribution Agreement for services by AXA Network, LLC and its subsidiaries to The Equitable Life Assurance Society of the United States dated January 1, 2000, incorporated by reference to Exhibit No. 3(e) to Registration File No. 33-58950, filed on April 19, 2001.


         4.   (a)   Exhibit 6(e) (Copy of Group Annuity Contract AC 6059,
                    effective August 30, 1984, among the United States Trust
                    Company of New York and The Equitable Life Assurance
                    Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed
                    April 26, 1988.

              (b) Exhibit 6(f) (Form of Rider No. 1 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (c) Exhibit 6(g) (Form of Rider No. 2 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-34554 on Form N-3 of Registrant, filed April 26, 1990.

              (d) Form of Rider No. 3 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (e) Form of Rider No. 4 to Group Annuity Contract AC 6059 between the United States Trust Company of New York and The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-46995 on Form N-3 of Registrant, filed March 2, 1993.

              (f) Form of Rider No. 5 to Group Annuity Contract No. AC 6059 between The Chase Manhattan Bank, N.A. and The Equitable Life Assurance Society of the United States, incorporated by reference to Exhibit No. 4(f) to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

         5.   (a)   Exhibit 7(k) (Form of Participation Agreement for the
                    standardized Profit-Sharing Plan under the Association
                    Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to
                    Registration Statement on Form S-1 of Registrant, filed
                    April l6, 1986.

              (b) Exhibit 7(l) (Form of Participation Agreement for the non-standardized Profit-Sharing Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (c) Exhibit 7(m) (Form of Participation Agreement for the standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (d) Exhibit 7(n) (Form of Participation Agreement for the non-standardized Defined Contribution Pension Plan under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 1 on Form N-3 to Registration Statement on Form S-1 of Registrant, filed April l6, 1986.

              (e) Exhibit 7(r) (Copy of Attachment to Profit Sharing Participation Agreement under the Association Members Retirement Plan of the Equitable Life Assurance Society of the United States), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.

              (f) Exhibit 7(0)(2) (Form of Participant Enrollment Form under the Association Members Program), incorporated by reference to Post-Effective Amendment No. 2 in Form N-3 to Registration Statement on Form S-1 of Registrant, filed April 2l, l987.

              (g) Exhibit 7(t) (Form of Standardized Participation Agreement under the Association Members Defined Benefit Pension Plan), incorporated by reference to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1988.


              (h) Exhibit 7(ee) (Form of Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (i) Exhibit 7(ff) (Form of Non-Standardized Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (j) Exhibit 7(gg) (Form of Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (k) Exhibit 7(hh) (Form of Non-Standardized Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (l) Exhibit 7(ii) (Form of Simplified Participation Agreement for the Defined Contribution Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (m) Exhibit 7(jj) (Form of Simplified Participation Agreement for the Profit-Sharing Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (n) Exhibit 7(kk) (Form of Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (o) Exhibit 7(ll) (Form of Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (p) Exhibit 7(mm) (Form of Non-Standardized (and non-integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18,
                    1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (q) Exhibit 7(nn) (Form of Non-Standardized (and integrated) Participation Agreement for the Defined Benefit Pension Plan under the Association Members Program, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (r) Form of First Amendment to the Members Retirement Plan of The Equitable Life Assurance Society of the United States Participation Agreement, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.


         6.   (a)   Copy of the Restated Charter of The Equitable Life
                    Assurance Society of the United States, as amended
                    January 1, 1997, incorporated by reference to Registration
                    Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.

              (b) By-Laws of The Equitable Life Assurance Society of the United States, as amended November 21, 1996, incorporated by reference to Registration Statement No. 333-26101 on Form N-4 of Registrant, filed on April 29, 1997.



         7.   Not applicable

         8.   (a)   Exhibit 11(e)(2) (Form of Association Members Retirement
                    Plan, as filed with the Internal Revenue Service on April

                    18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (b) Exhibit 11(j)(2) (Form of Association Members Retirement Trust, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (c) Exhibit 11(k) (Copy of the Association Members Pooled Trust for Retirement Plans, as submitted to the Internal Revenue Service on March 3, 1987), incorporated by reference to Post-Effective Amendment No. 2 to Registration on Form S-1 of Registrant, filed April 2l, l987.

              (d) Exhibit 11(o) (Form of Association Members Defined Benefit Pension Plan, as filed with the Internal Revenue Service on April 18, 1989), incorporated by reference to Post-Effective Amendment No. 2 to Registration No. 33-21417 on Form N-3 of Registrant, filed April 26, 1989.

              (e) Form of First Amendment to the Pooled Trust for Association Members Retirement Plans of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (f) Form of First Amendment to the Association Members Retirement Plan of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (g) Form of First Amendment to the Association Members Retirement Trust of The Equitable Life Assurance Society of the United States, as filed with the Internal Revenue Service on December 23, 1991, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

              (h) Form of Participation Agreement among EQ Advisors Trust, The Equitable Life Assurance Society of the United
                    States, Equitable Distributors, Inc. and EQ Financial Consultants, Inc., (now AXA Advisors, LLC) incorporated by reference to Registration Statement of EQ Advisors Trust on Form N-1A (File Nos. 333-17217 and 811-07953).

          9.  (a)   Opinion and Consent of Melvin S. Altman, Esq., Vice
                    President and Associate General Counsel of The Equitable
                    Life Assurance Society of the United States, incorporated by reference to Registration No. 33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (b) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

             (c) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

             (d) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

             (e) Opinion and Consent of Anthony A. Dreyspool, Vice President and Senior Counsel of The Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

             (f) Opinion and Consent of Anthony A. Dreyspool, Vice President and Associate General Counsel of The
                    Equitable Life Assurance Society of the United States, incorporated by reference to Registration No. 333-26101 on Form N-4 of Registrant, filed April 29, 1997.

             (g) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States previously filed with this Registration Statement, File No. 333-35594, on April 26, 2000.

             (h) Opinion and Consent of Robin Wagner, Vice President and Counsel of The Equitable Life Assurance Society of the United States, previously filed with this Registration Statement, File No. 333-86470 on April 17, 2002.

        10.  (a)    Consent of Melvin S. Altman (included within Exhibit
                    12(a)), incorporated by reference to Registration No.
                    33-46995 on Form N-3 of Registrant, filed April 8, 1992.

             (b) Consent of Anthony A. Dreyspool (included within Exhibit 12(b)), incorporated by reference to Post-Effective Amendment No. 3 to Registration No. 33-46995 on Form N-3 of Registrant, filed April 21, 1993.

             (c) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed May 3, 1993.

             (d) Consent of Anthony A. Dreyspool (included within Exhibit 12(c)) incorporated by reference to Registration No. 33-61978 on Form N-3 of Registrant, filed November 16, 1993.

             (e) Consent of Anthony A. Dreyspool (included within Exhibit 9(e)), incorporated by reference to Registration No. 33-91586 on Form N-4 of Registrant, filed April 26, 1995.

             (f) Consent of Anthony A. Dreyspool (included within Exhibit 9(f) above), incorporated by reference to Registration Statement No. 333-26101 on Form N-4, filed April 29, 1997.

             (g) Consent of Robin Wagner (included within Exhibit No. 9(g) above previously filed with this Registration Statement, File No. 333-35594, on April 26, 2000.

             (h)    Consent of Robin Wagner (included within Exhibit No. 9(h)).

             (i)    Consent of PricewaterhouseCoopers LLP.

             (j) Powers of Attorney, previously filed with this Registration Statement, File No. 333-35594, on April 26, 2000.

             (k) Powers of Attorney incorporated herein by reference to Exhibit No. 27(n)(iii) Registration File no. 333-103199, filed on April 4, 2003.

         11.  Not applicable.

         12.  Not applicable.

         13.  Not applicable.

Item 25. Directors and Officers of Equitable.


         Set forth below is information regarding the directors and principal officers of Equitable. Equitable's address is 1290 Avenue of Americas, New York, New York 10104. The business address of the persons whose names are preceded by an asterisk is that of Equitable.

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

DIRECTORS

Bruce W. Calvert                            Director
Alliance Capital Management Corporation
1345 Avenue of the Americas
New York, NY 10105

Francoise Colloc'h                          Director
AXA
25, Avenue Matignon
75008 Paris, France

Claus-Michael Dill                          Director
AXA Konzern AG
Gereonsdriesch 9-11
50670 Cologne, Germany

Henri de Castries                           Director
AXA
25, Avenue Matignon
75008 Paris, France

Joseph L. Dionne                            Director
198 North Wilton Rd.
New Canaan, CT 06840

Denis Duverne                               Director
AXA
25, Avenue Matignon
75008 Paris, France

Jean-Rene Fourtou                           Director
VIVENDI UNIVERSAL and
42, avenue de Friedland
75008 Paris
France

John C. Graves                              Director
Graves Ventures, LLC
130 Fifth Avenue
New York, NY 10011

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Donald J. Greene                            Director
LeBouef, Lamb, Greene & MacRae
125 West 55th Street
New York, NY 10019-4513

Mary R. (Nina) Henderson                    Director
425 East 86th Street
Apt 12-C
New York, NY 10028

W. Edwin Jarmain                            Director
Jarmain Group Inc.
77 King Street West
Toronto, M5K 1K2
Canada

James F. Higgins                            Director
Morgan Stanley
Harborside Financial Center
Plaza Two, Second Floor
Jersey City, NJ  07311

Christina Johnson                           Director
Saks Fifth Avenue Enterprises
12 East 49th Street
New York, NY  10017

Scott D. Miller                             Director
Hyatt Hotels Corporation
200 West Madison Street
Chicago, IL  60606

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

Joseph H. Moglia                            Director
Ameritrade Holding Corporation
4211 South 102nd Street
Omaha, NE 68127

Peter J. Tobin                              Director
St. John's University
8000 Utopia Parkway
Jamaica, NY 11439


OFFICER-DIRECTORS
-----------------

*Christopher M. Condron                     Chairman of the Board, President,
                                            Chief Executive Officer
                                            and Director

*Stanley B. Tulin                           Vice Chairman of the Board,
                                            Chief Financial Officer and Director

OTHER OFFICERS
--------------

*Leon Billis                                Executive Vice President
                                            and AXA Group Deputy
                                            Chief Information Officer

*Harvey Blitz                               Senior Vice President

*Kevin R. Byrne                             Senior Vice President and Treasurer

*Selig Ehrlich                              Executive Vice President and
                                            Chief Actuary

*Stuart L. Faust                            Senior Vice President and
                                            Deputy General Counsel

*Alvin H. Fenichel                          Senior Vice President and
                                            Controller

 Jennifer Blevins                           Executive Vice President

 MaryBeth  Farrell                          Executive Vice President

 John M. Lefferts                           Executive Vice President and
                                            President of Retail Distribution

 Deanna M. Mulligan                         Executive Vice President

 Jerald E. Hampton                          Executive Vice President

                                            POSITIONS AND
NAME AND PRINCIPAL                          OFFICES WITH
BUSINESS ADDRESS                            EQUITABLE
----------------                            ---------

*Paul J. Flora                              Senior Vice President and Auditor

*James D. Goodwin                           Senior Vice President

*Edward J. Hayes                            Senior Vice President

*Donald R. Kaplan                           Senior Vice President, Chief
                                            Compliance Officer and Associate
                                            General Counsel

*William I. Levine                          Executive Vice President and
                                            Chief Information Officer

*Richard J. Matteis                         Executive Vice President

*Peter D. Noris                             Executive Vice President and Chief
                                            Investment Officer

*Anthony C. Pasquale                        Senior Vice President

*Pauline Sherman                            Senior Vice President, Secretary and
                                            Associate General Counsel

*Richard V. Silver                          Executive Vice President and
                                            General Counsel

*Naomi J. Weinstein                         Vice President

 Charles A. Marino                          Senior Vice President and Actuary

Item 26. Persons Controlled by or Under Common Control with the Insurance Company or Registrant.



         Separate Account Nos. 3, 4, 10, and 66 of The Equitable Life
Assurance Society of the United States (the "Separate Account") are separate accounts of Equitable. Equitable, a New York stock life insurance company, is a wholly owned subsidiary of AXA Financial, Inc. (the "Holding Company") (formerly The Equitable Companies Incorporated).



         AXA owns 100% of the Holding Company's outstanding common stock. AXA is able to exercise significant influence over the operations and capital structure of the Holding Company and its subsidiaries, including Equitable. AXA, a French company, is the holding company for an international group of insurance and related financial services companies.

                                    AXA GROUP

                   CONSOLIDATED COMPANIES AS AT JUNE 30, 2000

     ACTIVITY           COUNTRY             CONSOLIDATED COMPANY                         SHAREHOLDERS                      OWNERSHIP

FINANCIAL SERVICES     AUSTRALIA        NATIONAL MUTUAL FUND MANAGEMENT         AXA ASIA PACIFIC HOLDINGS LIMITED            100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA INVESTMENT MANAGERS BRUSSELS        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA BANK BELGIUM                        AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          IPPA VASTGOED                           AXA HOLDINGS BELGIUM                         100.00
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE NON VIE                      33.03
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          ROYALE BELGE INVESTISSEMENT             AXA ROYALE BELGE                              66.97
   & REAL ESTATE
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA BANK BELGIUM                               0.10
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     BELGIUM          AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA        99.90
   & REAL ESTATE                          BENELUX
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE NON VIE                       1.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ROYALE BELGE                               2.15
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA                                           47.31
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA CORPORATE SOLUTIONS                        0.75
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA ASSURANCES IARD                           14.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA KONZERN AG                                 6.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 DIRECT ASSURANCES IARD                         0.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA LEVEN NV                                   1.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 NATIONAL MUTUAL FUND MANAGEMENT                3.77
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA UK PLC                                    17.05
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS                 AXA COURTAGE IARD                              0.84
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA CONSEIL VIE                               50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA FRANCE FINANCE                      AXA ASSURANCES VIE                            50.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION FCP                         AXA INVESTMENT MANAGERS PARIS                 99.99
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PRIVATE EQUITY  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA INVESTMENT MANAGERS                        0.01
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA MULTI MANAGER FRANCE                AXA MULTIMANAGER LIMITED                      99.93
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS PARIS           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA CREDIT                              COMPAGNIE FINANCIERE DE PARIS                 65.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA ASSURANCES IARD                           21.19
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        SOCIETE BEAUJON                                0.92
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        COMPAGNIE FINANCIERE DE PARIS                 51.07
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        JOUR FINANCE                                  20.63
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COLISEE SURESNES                        AXA COURTAGE IARD                              2.53
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA BANQUE                              COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA                                           19.51
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DE MARCHES ET D'ARBITRAGE        AXA COURTAGE IARD                              8.20
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           COMPAGNIE FINANCIERE DE PARIS           AXA                                          100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           CFP - CREDIT                            COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT CONSULTANT         AXA INVESTMENT MANAGERS                       99.95
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA GESTION INTERESSEMENT               AXA INVESTMENT MANAGERS PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           BANQUE DES TUILERIES                    COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS                       98.84
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA INVESTMENT MANAGERS FUNDS           AXA INVESTMENT MANAGERS PARIS                  1.16
   & REAL ESTATE                          MANAGEMENT
FINANCIAL SERVICES     FRANCE           AXA ASSET MANAGEMENT PRIVATE EQUITY     AXA INVESTMENT MANAGERS PRIVATE               50.48
   & REAL ESTATE                                                                  EQUITY EUROPE SA
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE MANAGEMENT INVESTMENT   AXA REAL ESTATE INVESTMENT MANAGERS SA        99.96
   & REAL ESTATE                          MANAGERS
FINANCIAL SERVICES     FRANCE           AXA REAL ESTATE INVESTMENT MANAGERS SA  AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFAPI                                  COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           HOLDING SOFFIM                          COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     FRANCE           SOFINAD                                 COMPAGNIE FINANCIERE DE PARIS                100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA ASSET MANAGEMENT DEUTSCHLAND        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA INVESTMENT MANAGERS DEUTSCHLAND     AXA INVESTMENT MANAGERS                       85.00
   & REAL ESTATE                          GMBH
FINANCIAL SERVICES     GERMANY          AXA TRUST GMBH                          SUN LIFE DEUTSCHLAND LIMITED                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA VORSORGEBANK                        AXA KONZERN AG                               100.00
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA VERSICHERUNG                              14.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA REAL ESTATE MANAGEMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA        86.00
   & REAL ESTATE                          DEUTSCHLAND
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA KONZERN AG                                66.67
   & REAL ESTATE
FINANCIAL SERVICES     GERMANY          AXA BAUSPARKASSE AG                     AXA LEBEN                                     33.01
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA ASSET MANAGEMENT LTD                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS GS              AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS LIMITED         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA MULTIMANAGER LIMITED                AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA REAL ESTATE INVESTMENT              AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          MANAGERS LTD
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA INVESTMENT MANAGERS                       66.67
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    AXA INVESTMENT MANAGERS UK              AXA ASSET MANAGEMENT LTD                      33.33
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE DEUTSCHLAND LIMITED            AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL MANAGEMENT LIMITED      AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE GLOBAL SERVICES LIMITED        AXA ASSET MANAGEMENT LTD                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     GREAT BRITAIN    SUN LIFE MANAGEMENT LIMITED             SUN LIFE GLOBAL MANAGEMENT LIMITED           100.00
   & REAL ESTATE                          ISLE OF MAN
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HK SAR         AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HONG KONG        AXA INVESTMENT MANAGERS HONG KONG       AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     HUNGARY          AXA BIZTOSITO PENSION FUND              AXA KONZERN AG (Austria)                     100.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA INVESTMENT MANAGERS                       99.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA INVESTMENT MANAGERS ITALIA          AXA ASSICURAZIONI                              1.00
   & REAL ESTATE
FINANCIAL SERVICES     ITALY            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          ITALIA
FINANCIAL SERVICES     JAPAN            AXA INVESTMENT MANAGERS TOKYO           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     SPAIN            AXA REAL ESTATE INVESTMENT MANAGERS     AXA REAL ESTATE INVESTMENT MANAGERS SA       100.00
   & REAL ESTATE                          IBERICA
FINANCIAL SERVICES     THE NETHERLANDS  AXA INVESTMENT MANAGERS DEN HAAG        AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA GLOBAL STRUCTURED PRODUCT           AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS HOLDINGS INC.   AXA INVESTMENT MANAGERS                      100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS NEW YORK        AXA INVESTMENT MANAGERS ROSE                 100.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS PRIVATE         AXA INVESTMENT MANAGERS PRIVATE EQUITY       100.00
   & REAL ESTATE                          EQUITY F
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS                       90.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA INVESTMENT MANAGERS ROSE            AXA INVESTMENT MANAGERS HOLDING INC.          10.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    AXA ROSENBERG LLC                       AXA INVESTMENT MANAGERS ROSE                  50.00
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       THE EQUITABLE LIFE ASSURANCE SOCIETY          74.91
   & REAL ESTATE
FINANCIAL SERVICES     UNITED STATES    ALLIANCE CAPITAL MANAGEMENT CORP.       AXA FINANCIAL INC.                            25.09
   & REAL ESTATE
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA EQUITY & LAW LIFE ASSURANCE SOCIETY        8.90
   BUSINESSES
HOLDINGS & MISC.       AUSTRALIA        AXA ASIA PACIFIC HOLDINGS LIMITED       AXA                                           42.10
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA LEBEN                                     10.05
   BUSINESSES
HOLDINGS & MISC.       AUSTRIA          AXA KONZERN AG (Austria)                AXA VERSICHERUNG                              89.95
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          ROYALE BELGE INTERNATIONAL              ROYALE BELGE INVESTISSEMENT                  100.00
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA CORPORATE SOLUTION ASSURANCE               6.21
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA                                           84.28
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    AXA COURTAGE IARD                              5.41
   BUSINESSES
HOLDINGS & MISC.       BELGIUM          AXA HOLDINGS BELGIUM                    VINCI BV                                       4.07
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA CHINA REGION LIMITED                      49.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA CHINA                               AXA                                           51.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA PARTICIPATION II                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INVESTMENT MANAGERS                        2.33
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA INSURANCE HOLDING JAPAN                    4.21
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE NON VIE                       3.45
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA ROYALE BELGE                               4.24
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA                                           20.17
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA CORPORATE SOLUTIONS                        3.27
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA KONZERN AG                                14.28
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA TECHNOLOGY SERVICES                 AXA FRANCE ASSURANCE                          20.03
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA                                           99.77
   BUSINESSES
HOLDINGS & MISC.       FRANCE           SOCIETE BEAUJON                         AXA ASSURANCES IARD                            0.22
   BUSINESSES
HOLDINGS & MISC.       FRANCE           COLISEE EXCELLENCE                      AXA PARTICIPATION II                         100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA CONSEIL VIE                               60.47
   BUSINESSES
HOLDINGS & MISC.       FRANCE           JOUR FINANCE                            AXA ASSURANCES IARD                           39.53
   BUSINESSES
HOLDINGS & MISC.       FRANCE           MOFIPAR                                 AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       FRANCE           AXA FRANCE ASSURANCE                    AXA                                          100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          AXA                                           25.49
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          KOLNISCHE VERWALTUNGS                         25.63
   BUSINESSES
HOLDINGS & MISC.       GERMANY          AXA KONZERN AG                          VINCI BV                                      39.73
   BUSINESSES
HOLDINGS & MISC.       GERMANY          GRE CONTINENTAL EUROPE HOLDING GMBH     AXA KONZERN AG                               100.00
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA                                            8.83
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   AXA KONZERN AG                                23.02
   BUSINESSES
HOLDINGS & MISC.       GERMANY          KOLNISCHE VERWALTUNGS                   VINCI BV                                      67.72
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA EQUITY & LAW PLC                    AXA                                           99.94
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    GUARDIAN ROYAL EXCHANGE PLC             AXA UK PLC                                   100.00
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA EQUITY & LAW PLC                          21.70
   BUSINESSES
HOLDINGS & MISC.       GREAT BRITAIN    AXA UK PLC                              AXA                                           78.30
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA CONSEIL VIE                                1.76
   BUSINESSES
HOLDINGS & MISC.       ITALY            AXA ITALIA S.P.A                        AXA                                           98.24
   BUSINESSES
HOLDINGS & MISC.       JAPAN            AXA INSURANCE HOLDING JAPAN             AXA                                           96.42
   BUSINESSES


     ACTIVITY                COUNTRY               CONSOLIDATED COMPANY                  SHAREHOLDERS                      OWNERSHIP

HOLDINGS & MISC.          LUXEMBOURG          AXA LUXEMBOURG SA                    AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          MOROCCO             AXA ONA                              AXA                                        51.00
   BUSINESSES
HOLDINGS & MISC.          SINGAPORE           AXA INSURANCE INVESTMENT HOLDING     AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          SPAIN               AXA AURORA                           AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     GELDERLAND                           AXA HOLDINGS BELGIUM                      100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE NON VIE                   17.29
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA ROYALE BELGE                           21.24
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     GELDERLAND                                 38.94
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     ROYALE BELGE INTERNATIONAL                 12.77
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA NEDERLAND BV                     AXA HOLDINGS BELGIUM                        4.11
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     AXA VERZEKERINGEN                    AXA NEDERLAND BV                          100.00
   BUSINESSES
HOLDINGS & MISC.          THE NETHERLANDS     VINCI BV                             AXA                                       100.00
   BUSINESSES
HOLDINGS & MISC.          TURKEY              AXA OYAK HOLDING AS                  AXA                                        50.00
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA EQUITY & LAW LIFE ASSURANCE SOCIETY     4.09
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA                                        92.48
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS                     2.95
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   SOCIETE BEAUJON                             0.44
   BUSINESSES
HOLDINGS & MISC.          UNITED STATES       AXA FINANCIAL INC.                   AXA CORPORATE SOLUTIONS REINSURANCE CY      0.03
   BUSINESSES
INSURANCE & REINSURANCE   AUSTRALIA           AUSTRALIAN CASUALTY INSURANCE        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                PTY LTD
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL HEALTH INSUR PY      AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
                                                LIMITED
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL INTERNATIONAL        AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRALIA           NATIONAL MUTUAL FINANCIAL SERVICES   AXA ASIA PACIFIC HOLDINGS LIMITED         100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA VERSICHERUNG                     AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   AUSTRIA             AXA LEBEN                            AXA KONZERN AG (Austria)                  100.00
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     AXA HOLDINGS BELGIUM                       99.58
INSURANCE & REINSURANCE   BELGIUM             AXA ROYALE BELGE                     UAB                                         0.42
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA ROYALE BELGE NON VIE                    0.05
INSURANCE & REINSURANCE   BELGIUM             ARDENNE PREVOYANTE                   AXA HOLDINGS BELGIUM                       99.95
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE                  AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             ASSURANCES LA POSTE VIE              AXA HOLDINGS BELGIUM                       50.00
INSURANCE & REINSURANCE   BELGIUM             UAB NON VIE                          AXA HOLDINGS BELGIUM                      100.OO
INSURANCE & REINSURANCE   CANADA              AXA CS ASSURANCE CANADA              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   CANADA              AXA CANADA                           AXA                                       100.00
INSURANCE & REINSURANCE   CHINA               AXA MINMETALS ASSURANCE CO LTD       AXA CHINA                                  51.00
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTION ASSURANCE     AXA CORPORATE SOLUTIONS                    98.49
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL VIE                      AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              ARGOVIE                              AXA COLLECTIVES                            94.03
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA                                        94.97
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA ASSURANCES IARD                         2.72
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA FRANCE ASSURANCE                        0.10
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COURTAGE IARD                           2.20
INSURANCE & REINSURANCE   FRANCE              AXA CORPORATE SOLUTIONS              AXA COLLECTIVES                             0.02
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES IARD                  AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CORPORATE SOLUTIONS                    65.83
INSURANCE & REINSURANCE   FRANCE              AXA RE FINANCE                       AXA CESSIONS                               13.17
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA FRANCE ASSURANCE                       88.87
INSURANCE & REINSURANCE   FRANCE              AXA ASSURANCES VIE                   AXA COLLECTIVES                            11.13
INSURANCE & REINSURANCE   FRANCE              C.G.R.M. MONTE-CARLO                 AXA CORPORATE SOLUTIONS                    99.99
INSURANCE & REINSURANCE   FRANCE              JURIDICA                             AXA FRANCE ASSURANCE                       98.51
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES IARD               AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              DIRECT ASSURANCES VIE                AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              NATIO ASSURANCES                     AXA ASSURANCES IARD                        50.00
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA ASSURANCES IARD                         0.16
INSURANCE & REINSURANCE   FRANCE              NSM VIE                              AXA FRANCE ASSURANCE                       39.91
INSURANCE & REINSURANCE   FRANCE              AXA ASSISTANCE                       AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              SPS RE                               AXA CORPORATE SOLUTIONS                    69.94
INSURANCE & REINSURANCE   FRANCE              AXA CESSIONS                         AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   FRANCE              SAINT GEORGES RE                     AXA                                       100.00
INSURANCE & REINSURANCE   FRANCE              AXA CONSEIL IARD                     AXA FRANCE ASSURANCE                      100.00
INSURANCE & REINSURANCE   FRANCE              AXA COURTAGE IARD                    AXA FRANCE ASSURANCE                       99.65
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA ASSURANCES IARD                         3.69
INSURANCE & REINSURANCE   FRANCE              AXA COLLECTIVES                      AXA FRANCE ASSURANCE                       95.71
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA KONZERN AG                             47.81
INSURANCE & REINSURANCE   GERMANY             AXA LEBEN                            AXA VERSICHERUNG                           52.19
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     AXA KONZERN AG                             74.41
INSURANCE & REINSURANCE   GERMANY             AXA VERSICHERUNG                     GRE CONTINENTAL EUROPE HOLDING GMBH        25.59
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA KONZERN AG                             52.69
INSURANCE & REINSURANCE   GERMANY             AXA KRANKEN VERSICHERUNG             AXA LEBEN                                  46.71
INSURANCE & REINSURANCE   GERMANY             AXA ART                              AXA KONZERN AG                            100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ACS ASSURANCE UK BRANCH              AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA EQUITY & LAW LIFE ASSURANCE      AXA SUN LIFE                              100.00
                                                SOCIETY
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA INSURANCE UK                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA SUN LIFE                         AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK HOLDING PLC                   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       E_BUSINESS AXA UK                    AXA UK PLC                                100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       THE ROYAL EXCHANGE ASSURANCE PLC     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA GLOBAL RISKS (U.K.) LTD          AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA UK                               AXA                                       100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP GROUP PLC                        GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA PPP HEALTHCARE LTD               AXA INSURANCE UK                          100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       PPP LIFETIMECARE                     GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       AXA REINSURANCE UK PLC               AXA UK HOLDING PLC                        100.00
INSURANCE & REINSURANCE   GREAT BRITAIN       ENGLISH & SCOTTISH                   AXA UK                                    100.00
INSURANCE & REINSURANCE   HONG KONG           AXA CHINA REGION LIMITED             NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA                                        17.50
INSURANCE & REINSURANCE   HONG KONG           AXA INSURANCE HONG-KONG              AXA INSURANCE INVESTMENT HOLDING           82.50
INSURANCE & REINSURANCE   HONG KONG           AXA GENERAL INSURANCE HK             AXA                                       100.00
INSURANCE & REINSURANCE   HUNGARY             AXA BIZTOSITO                        AXA KONZERN AG (AUSTRIA)                  100.00
INSURANCE & REINSURANCE   IRELAND             GUARDIAN PMPA GROUP LTD              GUARDIAN ROYAL EXCHANGE PLC               100.00
INSURANCE & REINSURANCE   ITALY               AXA INTERLIFE                        AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA ITALIA S.P.A                           98.12
INSURANCE & REINSURANCE   ITALY               AXA ASSICURAZIONI                    AXA COLLECTIVES                             1.88
INSURANCE & REINSURANCE   ITALY               UAP VITA                             AXA ITALIA S.P.A                          100.00
INSURANCE & REINSURANCE   JAPAN               AXA GROUP LIFE JAPAN                 AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA LIFE JAPAN                       AXA INSURANCE HOLDING JAPAN               100.00
INSURANCE & REINSURANCE   JAPAN               AXA NON LIFE INSURANCE CO LTD        AXA                                       100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE LUXEMBOURG             AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          AXA ASSURANCE. VIE LUXEMBOURG        AXA LUXEMBOURG SA                         100.00
INSURANCE & REINSURANCE   LUXEMBOURG          CREALUX                              AXA HOLDINGS BELGIUM                      100.00
INSURANCE & REINSURANCE   LUXEMBOURG          FUTUR RE                             AXA CORPORATE SOLUTION ASSURANCE          100.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA INSURANCE UK                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA PORTUGAL COMPANHIA DE SEGUROS           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA VERSICHERUNG                           20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA ASSICURAZIONI                           5.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            AXA AURORA IBERICA                         10.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            ROYALE BELGE INVESTISSEMENT                20.00
INSURANCE & REINSURANCE   LUXEMBOURG          PANEURORE                            SAINT GEORGES RE                           20.00
INSURANCE & REINSURANCE   MOROCCO             AXA ASSURANCE MAROC                  AXA ONA                                    99.99
INSURANCE & REINSURANCE   MOROCCO             EPARGNE CROISSANCE                   AXA ASSURANCE MAROC                        99.59
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CORPORATE SOLUTION ASSURANCE            9.07
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA PORTUGAL SEGUROS VIDA                   2.15
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                             5.37
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                        83.02
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA CONSEIL VIE                            87.63
                                                DE VIDA SA
INSURANCE & REINSURANCE   PORTUGAL            AXA PORTUGAL COMPANHIA DE SEGUROS    AXA                                         7.46
                                                DE VIDA SA
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA                                        25.77
INSURANCE & REINSURANCE   SINGAPORE           AXA INSURANCE SINGAPORE              AXA INSURANCE INVESTMENT HOLDING           74.23
INSURANCE & REINSURANCE   SINGAPORE           AXA LIFE SINGAPOUR                   NATIONAL MUTUAL INTERNATIONAL             100.00
INSURANCE & REINSURANCE   SINGAPORE           AXA CORPORATE SOLUTIONS. ASIA        AXA CORPORATE SOLUTIONS                   100.00
                                                PACIFIC PRIVATE LTD
INSURANCE & REINSURANCE   SPAIN               AXA AURORA VIDA DE SEGUROS Y         AXA AURORA                                 99.68
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA VIDA                            12.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AYUDA LEGAL SA DE SEGUROS Y          AXA AURORA IBERICA                         88.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               HILO DIRECT SA DE SEGUROS Y          AXA AURORA                                 50.00
                                                REASEGUROS
INSURANCE & REINSURANCE   SPAIN               AXA AURORA IBERICA                   AXA AURORA                                 99.68

     ACTIVITY                COUNTRY                 CONSOLIDATED COMPANY            SHAREHOLDERS                          OWNERSHIP

INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCES             AXA                                        99.95
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA                                        94.99
INSURANCE & REINSURANCE   SWITZERLAND       AXA COMPAGNIE D'ASSURANCE SUR LA VIE   AXA COMPAGNIE D'ASSURANCES                  5.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA LEVEN NV                           AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   UNIROBE GROEP                          AXA NEDERLAND BV                          100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA SCHADE                             AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   THE NETHERLANDS   AXA ZORG NV                            AXA VERZEKERINGEN                         100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK HAYAT SIGORTA                 AXA OYAK HOLDING AS                       100.00
INSURANCE & REINSURANCE   TURKEY            AXA OYAK SIGORTA                       AXA OYAK HOLDING AS                        70.92
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTION INSURANCE CO    AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                                                                     CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORP. SOLUTIONS PROPERTY           AXA CORPORATE SOLUTIONS REINSURANCE       100.00
                                              & CASUALTY                             CY
INSURANCE & REINSURANCE   UNITED STATES     AXA AMERICA CORPORATE SOLUTIONS, INC   AXA CORPORATE SOLUTIONS                   100.00
INSURANCE & REINSURANCE   UNITED STATES     THE EQUITABLE LIFE ASSURANCE SOCIETY   AXA FINANCIAL INC.                        100.00
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS REINSURANCE    AXA AMERICA CORPORATE SOLUTIONS, INC      100.00
                                              CY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS AMERICA INS.   AXA CORPORATE SOLUTIONS PROPERTY          100.00
                                              CY                                     & CASUALTY
INSURANCE & REINSURANCE   UNITED STATES     AXA CORPORATE SOLUTIONS LIFE           AXA CORPORATE SOLUTIONS REINSURANCE CY    100.00
                                              REINSURANCE COMPANY

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002


                                                                                        State of   State of               Number of
                                                                              Type of   Incorp. or Principal   Federal      Shares
                                                                             Subsidiary  Domicile  Operation  Tax ID #      Owned
                                                                             ----------  --------  ---------  ---------     -----
AXA Financial, Inc.  (Notes 1 & 2)   **                                                     DE         NY    13-3623351
     Frontier Trust Company, FSB  (Note 7)                                                  ND         ND    45-0373941        1,000
     AXA Financial Services, LLC   (Note 2)                                                 DE         NY    52-2197822            -
        AXA Distribution Holding Corporation  (Note 2)                                      DE         NY    13-4078005        1,000
           AXA Advisors, LLC     (Note 5)                                                   DE         NY    13-4071393            -
           AXA Network, LLC     (Note 6)                                     Operating      DE         NY    06-1555494            -
              AXA Network of Alabama, LLC                                    Operating      AL         AL    06-1562392            -
              AXA Network of Connecticut, Maine and New York, LLC            Operating      DE         NY    13-4085852            -
              AXA Network Insurance Agency of Massachusetts, LLC             Operating      MA         MA    04-3491734            -
              AXA Network of Nevada, Inc.                                    Operating      NV         NV    13-3389068
              AXA Network of Puerto Rico, Inc.                               Operating     P.R.       P.R.   66-0577477
              AXA Network Insurance Agency of Texas, Inc.                    Operating      TX         TX    75-2529724            -
           Paramount Planners, LLC                                           Operating      DE         NY    06-1602479            -
        The Equitable Life Assurance Society of the United States  (Note 2)* Insurance      NY         NY    13-5570651    2,000,000
           The Equitable of Colorado, Inc. *                                 Insurance      CO         CO    13-3198083    1,000,000
           Equitable Deal Flow Fund, L.P.                                    Investment     DE         NY    13-3385076            -
              Equitable Managed Assets, L.P.                                 Investment     DE         NY    13-3385080            -
           Real Estate Partnership Equities (various)                        Investment     **                    -                -
           Equitable Holdings, LLC  (Notes 3 & 4)                               HCO         NY         NY    22-2766036            -
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                              HCO         DE         NY    13-2677213    5,000,000
           Wil-Gro, Inc                                                      Investment     PA         PA    23-2702404        1,000
           STCS, Inc.                                                        Investment     DE         NY    13-3761592        1,000
           Fox Run, Inc.                                                     Investment     MA         NY    23-2762596        1,000
           FTM Corp.                                                         Investment     MD         MD    13-3778225        1,000
           EVSA, Inc.                                                        Investment     DE         PA    23-2671508           50
           Equitable Rowes Wharf, Inc.                                       Investment     MA         MA    04-3272826        1,000
           Prime Property Funding II, Inc.                                   Operating      DE         NY    13-3961599
           Sarasota Prime Hotels, LLC                                        Investment     FL         GA    58-2330533            -
           ECLL, Inc.                                                        Investment     MI         GA    58-2377569





                                                                                      Parent's
                                                                                     Percent of
                                                                                      Ownership                 Comments
                                                                                      or Control        (e.g., Basis of Control)
                                                                                      ----------        ------------------------
AXA Financial, Inc.  (Notes 1 & 2)   **
     Frontier Trust Company, FSB  (Note 7)                                             100.00%
     AXA Financial Services, LLC   (Note 2)                                            100.00%
        AXA Distribution Holding Corporation  (Note 2)                                 100.00%
           AXA Advisors, LLC     (Note 5)                                              100.00%
           AXA Network, LLC     (Note 6)                                               100.00%
              AXA Network of Alabama, LLC                                              100.00%
              AXA Network of Connecticut, Maine and New York, LLC                      100.00%
              AXA Network Insurance Agency of Massachusetts, LLC                       100.00%
              AXA Network of Nevada, Inc.                                              100.00%
              AXA Network of Puerto Rico, Inc.                                         100.00%
              AXA Network Insurance Agency of Texas, Inc.                              100.00%
           Paramount Planners, LLC                                                     100.00%
        The Equitable Life Assurance Society of the United States  (Note 2)*           100.00%          NAIC # 62944
           The Equitable of Colorado, Inc. *                                           100.00%          NAIC # 62880
           Equitable Deal Flow Fund, L.P.                                                    -          G.P & L.P.
              Equitable Managed Assets, L.P.                                                 -          G.P.
           Real Estate Partnership Equities (various)                                        -          **
           Equitable Holdings, LLC  (Notes 3 & 4)                                      100.00%
              See Attached Listing A
           ACMC, Inc.     (Note 4)                                                     100.00%
           Wil-Gro, Inc.                                                               100.00%
           STCS, Inc.                                                                  100.00%
           Fox Run, Inc.                                                               100.00%
           FTM Corp.                                                                   100.00%
           EVSA, Inc.                                                                  100.00%
           Equitable Rowes Wharf, Inc.                                                 100.00%
           Prime Property Funding II, Inc.                                             100.00%
           Sarasota Prime Hotels, LLC                                                  100.00%
           ECLL, Inc.                                                                  100.00%

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002               03/24/03
---------------------------------------------------------

    *   Affiliated Insurer

    ** Information relating to Equitable's Real Estate Partnership Equities is disclosed in Schedule BA, Part 1 of Equitable Life's Annual Statement, which has been filed with the N.Y.S. Insurance Department.

    *** All subsidiaries are corporations, except as otherwise noted.

        1. The Equitable Companies Incorporated changed its name to AXA Financial, Inc. on Sept. 3, 1999.

        2. Effective Sept. 20, 1999, AXA Financial, Inc. transferred ownership of Equitable Life to AXA Client Solutions, LLC, which was formed on July 19, 1999.

                Effective January 1, 2002, AXA Client Solutions, LLC transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial, Inc.

                Effective May 1, 2002, AXA Client Solutions, LLC changed its name to AXA Financial Services, LLC.

                Effective June 1, 2002, AXA Financial, Inc. transferred ownership of Equitable Life and AXA Distribution Holding Corp. to AXA Financial Services, LLC.

        3. Equitable Holding Corp. was merged into Equitable Holdings, LLC on Dec. 19, 1997.

        4. In October 1999, Alliance Capital Management Holding L.P. ("Alliance Holding") reorganized by transferring its business and assets to Alliance Capital Management L.P., a newly formed private partnership ("Alliance Capital").

            As of SEPTEMBER 30, 2002, AXF and its subsidiaries owned 51.41% of the issued and outstanding units of limited partnership interest in Alliance Capital (the "Alliance Capital Units"), as follows:
                   AXF held directly 32,623,675 Alliance Capital Units (13.05%), Equitable Life directly owned 5,219,396 Alliance Capital
                     Units (2.09%),
                   ACMC, Inc. owned 66,220,822 Alliance Capital Units (26.50%),
                     and
                   ECMC, LLC owned 24,415,727 Alliance Capital Units (9.77%).

                Alliance Capital Management Corporation also owns a 1% general partnership interest in Alliance Capital.

              In addition, ECMC, LLC and ACMC, Inc. each own 722,178 units (0.95% each), representing assignments of beneficial ownership of limited partnership interests in Alliance Holding (the "Alliance Holding Units"). Alliance Capital Management Corp. owns 100,000 units of general partnership interest (0.13%), in Alliance Holding. Alliance Holding Units are publicly traded on the New York Stock Exchange.

        5. EQ Financial Consultants (formerly, Equico Securities, Inc.) was merged into AXA Advisors, LLC on Sept. 20, 1999. AXA Advisors, LLC was transferred from Equitable Holdings, LLC to AXA Distribution Holding Corporation on Sept. 21, 1999.

        6. Effective March 15, 2000, Equisource of New York, Inc. and 14 of its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Corp. EquiSource of Alabama, Inc. became AXA Network of Alabama, LLC. EquiSource Insurance Agency of Massachusetts, Inc. became AXA Network Insurance Agency of Massachusetts, LLC. Equisource of Nevada, Inc., of Puerto Rico, Inc., and of Texas, Inc., changed their names from "EquiSource" to become "AXA Network", respectively. Effective February 1, 2002, Equitable Distributors Insurance Agency of Texas, Inc. changed its name to AXA Distributors Insurance Agency of Texas, Inc. Effective February 13, 2002 Equitable Distributors Insurance Agency of Massachusetts, LLC changed its name to AXA Distributors Insurance Agency of Massachusetts, LLC.

        7. Effective June 6, 2000, Frontier Trust Company was sold by ELAS to AXF and merged into Frontier Trust Company, FSB.

        8. Effective June 1, 2001, Equitable Structured Settlement Corp. was transferred from ELAS to Equitable Holdings, LLC.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
---------------------------------------------------------


Dissolved: - On November 3, 2000, Donaldson, Lufkin & Jenrette, Inc. was sold to
                Credit Suisse Group.
           - 100 Federal Street Funding Corporation was dissolved
                August 31, 1998.
           - 100 Federal Street Realty Corporation was dissolved
               December 20, 2001.
           - CCMI Corp. was dissolved on October 7, 1999.
           - ELAS Realty, Inc. was dissolved January 29, 2002.
           - EML Associates, L.P. was dissolved March 27, 2001.
           - EQ Services, Inc. was dissolved May 11, 2001.
           - Equitable BJVS, Inc. was dissolved October 3, 1999.
           - Equitable Capital Management Corp. became ECMC, LLC on
                November 30, 1999.
           - Equitable JV Holding Corp. was dissolved on June 1, 2002.
           - Equitable JVS II, Inc. was dissolved December 4, 1996
           - Equitable Underwriting & Sales Agency (Bahamas) Ltd. was dissolved on December 31, 2000.
           - EREIM LP Associates (L.P.) was dissolved March 27, 2001.
           - EREIM Managers Corporation was dissolved March 27, 2001.
           - EVLICO East Ridge, Inc. was dissolved Jan. 13, 2001.
           - EVLICO, Inc. was dissolved in 1999.
           - Franconom, Inc. was dissolved on December 4, 2000.
           - GP/EQ Southwest, Inc. was dissolved October 21, 1997.
           - HVM Corp. was dissolved on Feb. 16, 1999.
           - ML/EQ Real Estate Portfolio, L.P. was dissolved March 27, 2001.
           - Prime Property Funding, Inc. was dissolved in Feb. 1999.
           - Sarasota Prime Hotels, Inc. became Sarasota Prime Hotels, LLC.
           - Six-Pac G.P., Inc. was dissolved July 12,1999.

AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING A - EQUITABLE HOLDINGS, LLC


                                                                                        State of   State of                Number of
                                                                             Type of   Incorp. or Principal     Federal      Shares
                                                                            Subsidiary  Domicile  Operation    Tax ID #      Owned
                                                                            ----------  --------  ---------    ---------     -----
AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                        Operating     DE         NY      13-3049038       500
              Equitable Casualty Insurance Company *                         Operating     VT         VT      06-1166226     1,000
              ECMC, LLC   (See Note 4 on Page 2)                             Operating     DE         NY      13-3266813         -
                 Equitable Capital Private Income & Equity
                   Partnership II, L.P.                                      Investment    DE         NY      13-3544879         -
              Alliance Capital Management Corporation (See Note 4 on Page 2) Operating     DE         NY      13-3633538       100
                 See Attached Listing B
              Equitable JVS, Inc.                                            Investment    DE         GA      58-1812697     1,000
                 Astor Times Square Corp.                                    Investment    NY         NY      13-3593699       100
                 Astor/Broadway Acquisition Corp.                            Investment    NY         NY      13-3593692       100
                 PC Landmark, Inc.                                           Investment    TX         TX      75-2338215     1,000
                 EJSVS, Inc.                                                 Investment    DE         NJ      58-2169594     1,000
              AXA Distributors, LLC                                          Operating     DE         NY      52-2233674         -
                 AXA Distributors Insurance Agency of Alabama, LLC           Operating     DE         AL      52-2255113         -
                 AXA Distriburors Insurance Agency, LLC                      Operating     DE     CT, ME,NY   06-1579051         -
                 AXA Distributors Insurance Agency of Massachusetts, LLC     Operating     MA         MA      04-3567096         -
                 AXA Distributors Insurance Agency of Texas, Inc.            Operating     TX         TX      74-3006330     1,000
              J.M.R. Realty Services, Inc.                                   Operating     DE         NY      13-3813232     1,000
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)  Operating     DE         NJ      22-3492811       100



                                                                                         Parent's
                                                                                        Percent of
                                                                                        Ownership          Comments
                                                                                        or Control (e.g., Basis of Control)
                                                                                        ---------- ------------------------

AXA Financial, Inc.

     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States  *
           Equitable Holdings, LLC
              ELAS Securities Acquisition Corporation                                      100.00%
              Equitable Casualty Insurance Company *                                       100.00%
              ECMC, LLC   (See Note 4 on Page 2)                                           100.00%
                 Equitable Capital Private Income & Equity                                           ECMC is G.P.
                   Partnership II, L.P.                                                          -   ("Deal Flow Fund II")
              Alliance Capital Management Corporation (See Note 4 on Page 2)               100.00%
                 See Attached Listing B
              Equitable JVS, Inc.                                                          100.00%
                 Astor Times Square Corp.                                                  100.00%
                 Astor/Broadway Acquisition Corp.                                          100.00% G.P. of Astor Acquisition. L.P.
                 PC Landmark, Inc.                                                         100.00%
                 EJSVS, Inc.                                                               100.00%
              AXA Distributors, LLC                                                        100.00%
                 AXA Distributors Insurance Agency of Alabama, LLC                         100.00%
                 AXA Distriburors Insurance Agency, LLC                                    100.00%
                 AXA Distributors Insurance Agency of Massachusetts, LLC                   100.00%
                 AXA Distributors Insurance Agency of Texas, Inc.                          100.00%
              J.M.R. Realty Services, Inc.                                                 100.00%
              Equitable Structured Settlement Corp.  (See Note 8 on Page 2)                100.00%



*   Affiliated Insurer

        Equitable Investment Corp merged into Equitable Holdings, LLC on
            November 30, 1999.
        Equitable Capital Management Corp. became ECMC, LLC on November 30,
            1999.
        Effective March 15, 2000, Equisource of New York, Inc. and its subsidiaries were merged into AXA Network, LLC, which was then sold to AXA Distribution Holding Holding Corp.
        Efective January 1, 2002, Equitable Distributors, Inc. merged into AXA
            Distributors, LLC.



AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                            State of   State of            Number of
                                                                                 Type of   Incorp. or Principal   Federal     Shares
                                                                                Subsidiary  Domicile  Operation  Tax ID #     Owned
                                                                                ----------  --------  ---------  ---------    -----
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation


                 Alliance Capital Management Holding L.P. (See Note 4 on Page 2)Operating      DE         NY
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)       Operating      DE         NY    13-3434400
                    Albion Alliance LLC                                         Operating      DE         NY    13-3903734
                    Cursitor Alliance LLC                                          HCO         DE         MA    22-3424339
                       Cursitor Eaton Asset Management Co.                      Operating      NY         MA    13-3379955
                    Alliance Capital Management LLC                                HCO         DE         NY
                       Sanford C. Bernstein & Co., LLC                          Operating      DE         NY
                    Alliance Capital Management Corp. of Delaware                  HCO         DE         NY    13-2778645        10
                       ACAM Trust Company Private Ltd.                          Operating    India      India        -
                       ACM Global Investor Services S.A.                        Operating     Lux.       Lux.        -
                          ACM Fund Services (Espana) S.L.                       Operating    Spain      Spain        -
                       ACM International (France) SAS                           Operating    France     France       -
                       ACM Software Services Ltd.                               Operating      DE         NY    13-3910857
                       Alliance Barra Research Institute, Inc.                  Operating      DE         NY    13-3548918     1,000
                       Alliance Capital Asset Management (Japan) Ltd            Operating    Japan      Japan        -
                       Alliance Capital Australia Limited                       Operating    Aust.      Aust.        -
                          Far Eastern Alliance Asset Management                 Operating    Taiwan     Taiwan       -
                       Alliance Capital Global Derivatives Corp.                Operating      DE         NY    13-3626546     1,000
                       Alliance Capital Latin America Ltd.                      Operating    Brazil     Brazil       -
                       Alliance Capital Limited                                 Operating     U.K.       U.K.        -       250,000
                          Alliance Capital Services Ltd.                        Operating     U.K.       U.K.        -         1,000
                             Dimensional Trust Management Ltd.                  Operating     U.K.       U.K.        -        50,000
                       Alliance Capital (Luxembourg) S.A.                       Operating     Lux.       Lux.        -         3,999
                       Alliance Capital Management (Asia) Ltd.                  Operating      DE     Singapore 13-3752293
                       Alliance Capital Management Australia Limited            Operating    Aust.      Aust.        -
                       Alliance Capital Management Canada, Inc.                 Operating      DE       Canada  13-3630460    18,750
                       Alliance Capital Management New Zealand Limited          Operating     N.Z.       N.Z.        -


                                                                               Parent's
                                                                              Percent of
                                                                              Ownership          Comments
                                                                              or Control (e.g., Basis of Control)
                                                                              ---------- ------------------------
AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation                                    owns 1% GP interest in Alliance Capital
                                                                                         Management L.P. and 100,000 GP units in
                                                                                         Alliance Capital Management Holding L.P.
                 Alliance Capital Management Holding L.P. (See Note 4 on Page          -
                 Alliance Capital Management L.P.  (See Note 4 on Page 2)
                    Albion Alliance LLC                                           37.60% Equitable Life = 4.7%; 3rd parties = 57.7%
                    Cursitor Alliance LLC                                        100.00%
                       Cursitor Eaton Asset Management Co.                       100.00%
                    Alliance Capital Management LLC                              100.00%
                       Sanford C. Bernstein & Co., LLC                           100.00%
                    Alliance Capital Management Corp. of Delaware                100.00%
                       ACAM Trust Company Private Ltd.                           100.00%
                       ACM Global Investor Services S.A.                          99.00% Alliance Capital Oceanic Corp. owns 1%
                          ACM Fund Services (Espana) S.L.                        100.00%
                       ACM International (France) SAS                            100.00%
                       ACM Software Services Ltd.                                100.00%
                       Alliance Barra Research Institute, Inc.                   100.00%
                       Alliance Capital Asset Management (Japan) Ltd             100.00%
                       Alliance Capital Australia Limited                        100.00%
                          Far Eastern Alliance Asset Management                   20.00% 3rd parties = 80%
                       Alliance Capital Global Derivatives Corp.                 100.00%
                       Alliance Capital Latin America Ltd.                        99.00% Alliance Capital Oceanic Corp. owns 1%
                       Alliance Capital Limited                                  100.00%
                          Alliance Capital Services Ltd.                         100.00%
                             Dimensional Trust Management Ltd.                   100.00%
                       Alliance Capital (Luxembourg) S.A.                         99.98% Alliance Cap. Oceanic Corp. owns 0.025%
                       Alliance Capital Management (Asia) Ltd.                   100.00%
                       Alliance Capital Management Australia Limited              50.00% 3rd parties = 50%
                       Alliance Capital Management Canada, Inc.                  100.00%
                       Alliance Capital Management New Zealand Limited            50.00% 3rd parties = 50%


AXA FINANCIAL, INC. - SUBSIDIARY ORGANIZATION CHART- 2002
LISTING B - ALLIANCE CAPITAL MANAGEMENT CORP.
                                                                                          State of   State of              Number of
                                                                               Type of   Incorp. or Principal     Federal    Shares
                                                                              Subsidiary  Domicile  Operation    Tax ID #    Owned
                                                                              ----------  --------  ---------    ---------   -----

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.of Delaware (Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.         Operating  So Africa  So Africa        -
                          Alliance-MBCA Capital (Private) Ltd.                Operating   Zimbabwe   Zimbabwe        -
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                               Operating    Nambia     Nambia         -
                       Alliance Capital Management (Singapore) Ltd.           Operating  Singapore  Singapore        -
                       Alliance Capital (Mauritius) Private Ltd.              Operating  Mauritius  Mauritius        -
                          Alliance Capital Asset Management (India)Private LtdOperating    India      India          -
                       Alliance Capital Oceanic Corp.                         Operating      DE         NY      13-3441277    1,000
                       Alliance Corporate Finance Group Inc.                  Operating      DE         NY      52-1671668    1,000
                       Alliance Eastern Europe, Inc.                          Operating      DE         NY      13-3802178
                       Alliance Fund Distributors, Inc.                       Operating      DE         NY      13-3191825      100
                       Alliance Global Investor Services, Inc.                Operating      DE         NJ      13-3211780      100
                       Alliance SBS-AGRO Capital Management Co.               Operating    Russia     Russia         -
                       Hanwha Investment Trust Mgmt. Co., Ltd                 Operating   So Korea   So Korea        -
                       New Alliance Asset Management (Asia) Ltd               Operating     H.K.       H.K.          -
                          ACM New-Alliance (Luxembourg) S.A.                  Operating     Lux.       Lux.          -
                       Meiji - Alliance Capital Corp.                         Operating      DE         NY      13-3613617   50,000
                       Sanford C. Bernstein Ltd.                              Operating     U.K.       U.K.          -
                          Sanford C. Bernstein (CREST Nominees) Ltd.          Operating     U.K.       U.K.          -
                       Sanford C. Bernstein Proprietary Ltd.                  Operating    Aust.      Aust.          -
                       Whittingdale Holdings Ltd.                             Operating     U.K.       U.K.          -
                          ACM Investments Ltd.                                Operating     U.K.       U.K.          -
                          Alliance Asset Allocation Ltd.                      Operating     U.K.       U.K.          -
                          Alliance Capital Whittingdale Ltd.                  Operating     U.K.       U.K.          -
                          Alliance Cecogest S.A.                              Operating    France     France         -
                          Cursitor Alliance Services Ltd.                     Operating     U.K.       U.K.          -
                          Cursitor Holdings Ltd.                              Operating     U.K.       U.K.          -
                             Draycott Partners. Ltd.                          Operating      MA        U.K.     98-0116774
                             Cursitor Management Co. S.A.                     Operating     Lux.       Lux.          -
                          Whittingdale Nominees Ltd.                          Operating     U.K.       U.K.          -



                                                                                    Parent's
                                                                                   Percent of
                                                                                   Ownership          Comments
                                                                                   or Control (e.g., Basis of Control)
                                                                                   ---------- ------------------------

AXA Financial, Inc.
     AXA Financial Services, LLC   (Note 2)
        The Equitable Life Assurance Society of the United States
           Equitable Holdings, LLC
              Alliance Capital Management Corporation
                 Alliance Capital Management L.P.
                    Alliance Capital Management Corp.ofDelaware(Cont'd)
                       Alliance Capital Management (Proprietary) Ltd.                  80.00% 3rd parties = 20%
                          Alliance-MBCA Capital (Private) Ltd.                         50.00% 3rd parties = 50%
                          Alliance-Odyssey Capital Mgmt. (Nambia)
                             (Proprietary) Ltd.                                       100.00%
                       Alliance Capital Management (Singapore) Ltd.                   100.00%
                       Alliance Capital (Mauritius) Private Ltd.                      100.00%
                          Alliance Capital Asset Management (India) Priv               75.00% 3rd parties = 25%
                       Alliance Capital Oceanic Corp.                                 100.00% inactive
                       Alliance Corporate Finance Group Inc.                          100.00%
                       Alliance Eastern Europe, Inc.                                  100.00%
                       Alliance Fund Distributors, Inc.                               100.00%
                       Alliance Global Investor Services, Inc.                        100.00% formerly, Alliance Fund Services, Inc.
                       Alliance SBS-AGRO Capital Management Co.                        49.00% 3rd parties = 51%
                       Hanwha Investment Trust Mgmt. Co., Ltd                          20.00% 3rd parties = 80%
                       New Alliance Asset Management (Asia) Ltd                        50.00% 3rd parties = 50%
                          ACM New-Alliance (Luxembourg) S.A.                           99.00% ACM Global Investor Svcs owns 1%
                       Meiji - Alliance Capital Corp.                                  50.00% Meiji Mutual Life owns 50%
                       Sanford C. Bernstein Ltd.                                      100.00%
                          Sanford C. Bernstein (CREST Nominees) Ltd.                  100.00%
                       Sanford C. Bernstein Proprietary Ltd.                          100.00%
                       Whittingdale Holdings Ltd.                                     100.00%
                          ACM Investments Ltd.                                        100.00%
                          Alliance Asset Allocation Ltd.                              100.00%
                          Alliance Capital Whittingdale Ltd.                          100.00%
                          Alliance Cecogest S.A.                                      100.00%
                          Cursitor Alliance Services Ltd.                             100.00%
                          Cursitor Holdings Ltd.                                      100.00%
                             Draycott Partners. Ltd.                                  100.00%
                             Cursitor Management Co. S.A.                             100.00%
                          Whittingdale Nominees Ltd.                                  100.00%

Item 27. Number of Contractowners.



         As of February 28, 2003, the number of participants in the Association Members Program offered by the Registrant was 37,575.


Item 28. Indemnification

    (a)  Indemnification of Directors and Officers

     The by-laws of The Equitable Life Assurance Society of the United States ("Equitable Life") provide, in Article VII, as follows:

     7.4 Indemnification of Directors, Officers and Employees. (a) To the extent permitted by the law of the State of New York and subject to all applicable requirements thereof:

     (i) Any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate is or was a director, officer or employee of the Company shall be indemnified by the Company;

    (ii) any person made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, or his or her testator or intestate serves or served any other organization in any capacity at the request of the Company may be indemnified by the Company;-* and

   (iii) the related expenses of any such person in any of said categories may be advanced by the Company.

            (b) To the extent permitted by the law of the State of New York, the Company may provide for further indemnification or advancement of expenses by resolution of shareholders of the Company or the Board of Directors, by amendment of these By-Laws, or by agreement. (Business Corporation Law ss.ss.721-726; Insurance Law ss.1216)


     The directors and officers of Equitable Life are insured under policies issued by Lloyd's of London, X.L. Insurance Company and ACE Insurance Company. The annual limit on such policies is $150 million, and the policies insure the officers and directors against certain liabilities arising out of their conduct in such capacities.


(b)  Indemnification of Principal Underwriter

     To the extent permitted by the laws of the State of New York and subject to all applicable requirements thereof, AXA Advisors, LLC ("AXA Advisors," formerly EQ Financial Consultants, Inc.) undertook to indemnify each of its directors and officers who is made or threatened to be made a party to any action or proceeding, whether civil or criminal, by reason of the fact that he or she, is or was a director or officer of AXA Advisors, LLC.


(c) Undertaking: Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors and officers pursuant to the undertaking described above, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a director or officer in the successful defense of any action, suit or proceeding) is asserted by such director or officer in connection with the interests, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.


Item 29. Principal Underwriters


         (a) AXA Advisors, LLC, an affiliate of Equitable, is the principal underwriter for Equitable's Separate Account No. 301, Separate Account No. 45, Separate Account 49 Separate Account A, and for Separate Account I, Separate Account FP and EQ Advisors Trust. AXA Advisors LLC's principal business address is 1290 Avenue of the Americas, New York, NY 10104.

         (b) Set forth below is certain information regarding the directors and principal officers of AXA Advisors, LLC. The business address of the persons whose names are preceded by an asterisk is that of AXA Advisors, LLC.

NAME AND PRINCIPAL                    POSITIONS AND OFFICES WITH UNDERWRITER
BUSINESS ADDRESS                      (AXA ADVISORS LLC)
----------------                      --------------------------------------
*Harvey E. Blitz                      Executive Vice President and Director

 Jerald E. Hampton                    Vice Chairman of the Board and Director

 John M. Lefferts                     President, Chief Executive Officer and
                                      Director

 G. Patrick McGunagle                 Executive Vice President and Director

 Michael S. Martin                    Chairman of the Board and Director

*Richard V. Silver                    Director

*Mark R. Wutt                         Director

 David Conine                         Director
 1345 Avenue of the Americas
 33rd Floor
 New York, NY 10105

 Fred Folco                           Executive Vice President

 Edward J. Hayes                      Executive Vice President
 200 Plaza Drive
 Secaucus, NJ  07096

 Gary Lineberry                       Executive Vice President

*Peter D. Noris                       Executive Vice President

*Nik Malvania                         Executive Vice President

 Geoffrey H. Radbill                  Executive Vice President

*James P. Bodovitz                    Senior Vice President and General Counsel

 Stephen T. Burnthall                 Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 Denise DiBlasi                       Senior Vice President

 Richard Magaldi                      Senior Vice President
 6435 Shiloh Road
 Suite A
 Alpharetta, GA  30005

 James Goodwin                        Senior Vice President

*Robert Schmidt                       Senior Vice President

 Jeffrey Green                        Senior Vice President

 Kevin R. Byrne                       Senior Vice President and Treasurer

*Eric Mosholt                         Senior Vice President

*Jill Cooley                          Senior Vice President and Chief Operations
                                      Officer

*Donna M. Dazzo                       First Vice President

*Beth Andreozzi                       Vice President

 Peter Mastrantuono                   First Vice President

*Philomena Scamardella                First Vice President

 Raymond T. Barry                     Vice President

*Michael Brzozowski                   Vice President

 Claire A. Comerford                  Vice President

*Mark D. Godofsky                     Vice President and Controller

*David Mahler                         Vice President and Compliance Officer

*Linda J. Galasso                     Vice President and Secretary

*Francesca Divone                     Assistant Secretary

 Mary E. Cantwell                     Vice President

 Catherine Genty                      Vice President

 Gisela Jackson                       Vice President

 Frank Massa                          Vice President

 Jose Montengro                       Vice President

 Sandi Narvaez                        Vice President

 Edna Russo                           Vice President

 Michael Ryniker                      Vice President

 James Woodley                        Vice President

 Frank Acierno                        Assistant Vice President

 Charlton Bulkin                      Assistant Vice President

         (c) Not applicable.

Item 30. Location of Accounts and Records


         The records required to be maintained by Section 31(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder, are maintained by The Equitable Life Assurance Society of the United States at: 135 West 50th Street New York, New York 10020; 1290 Avenue of the Americas New York, New York 10104; and 200 Plaza Drive, Secaucus, New Jersey 07094.


Item 31. Management Services

         Not applicable.

Item 32. Undertakings

         The Registrant hereby undertakes:

         (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements in the registration statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted;

         (b) to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information, or (2) a postcard or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information;

         (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

                                   SIGNATURES


     As required by the Securities Act of 1933, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this amendment to the Registrant has caused this Registration Statement to be signed on its behalf in the City State of New York, on this 22nd day of April, 2003.





                                            THE EQUITABLE LIFE ASSURANCE
                                            SOCIETY OF THE UNITED STATES
                                                    (Registrant)


                                            By: The Equitable Life Assurance
                                                Society of the United States


                                            By: /s/ Robin Wagner
                                                -------------------------------
                                                    Robin Wagner
                                                    Vice President and Counsel

                                   SIGNATURES





         As required by the Securities Act of 1933, the Depositor has caused this Registration Statement to be signed on its behalf by the undersigned, in the City and State of New York, on this 22nd day of April, 2003.







                                           THE EQUITABLE LIFE ASSURANCE SOCIETY
                                           OF THE UNITED STATES
                                                      (Depositor)


                                           By: /s/ Robin Wagner
                                              ---------------------------------
                                              Robin Wagner
                                              Vice President and Counsel
                                              The Equitable Life Assurance
                                              Society of the United States



         As required by the Securities Act of 1933, this amendment to the Registration Statement has been signed by the following persons in the capacities and on the date indicated:

PRINCIPAL EXECUTIVE OFFICERS:

*Christopher M. Condron                    Chairman of the Board, President,
                                           Chief Executive Officer and Director

PRINCIPAL FINANCIAL OFFICER:

*Stanley B. Tulin                          Vice Chairman of the Board
                                           Chief Financial Officer and Director

PRINCIPAL ACCOUNTING OFFICER:

*Alvin H. Fenichel                         Senior Vice President and Controller


*DIRECTORS:

Bruce W. Calvert            Denis Duverne                 W. Edwin Jarmain
Francoise Colloc'h          Jean-Rene Fourtou             Christina Johnson
Christopher M. Condron      John C. Graves                Scott D. Miller
Henri de Castries           Donald J. Greene              Joseph H. Moglia
Claus-Michael Dill          Mary R. (Nina) Henderson      Peter J. Tobin
Joseph L. Dionne            James F. Higgins              Stanley B. Tulin






*By: /s/ Robin Wagner
     ------------------------
         Robin Wagner
         Attorney-in-Fact


April 22, 2003

                                 EXHIBIT INDEX


EXHIBIT NO.
-----------

10(i)         Consent of PricewaterhouseCoopers LLC.